Ohio National Fund, Inc.	ON Bond Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds–93.4%		Rate	Maturity	Face Amount	Value
Communication Services–6.2%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 1,101,123
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		3.700%	04/01/2051	2,800,000	2,307,476
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	2,844,623
Lamar Media Corp. (Media)		4.875%	01/15/2029	1,200,000	1,191,000
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.700%	11/15/2049	2,100,000	1,867,577
Time Warner Cable LLC (Media)		6.550%	05/01/2037	850,000	977,525
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,800,000	1,806,910
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,500,000	1,595,897
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	835,523
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	1,000,000	988,772
					15,516,426
Consumer Discretionary–8.4%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	1,000,000	1,058,439
Aptiv PLC (Auto Components)		4.350%	03/15/2029	1,000,000	1,028,924
Aptiv PLC / Aptiv Corp. (Auto Components)		3.250%	03/01/2032	2,000,000	1,895,596
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	3,000,000	2,626,330
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	1,038,747
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	3,010,361
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,603,632
Lear Corp. (Auto Components)		4.250%	05/15/2029	4,000,000	4,049,483
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,701,503
M.D.C. Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	1,944,286
Magna International, Inc. (Auto Components)		3.625%	06/15/2024	1,000,000	1,010,695
					20,967,996
Consumer Staples–10.6%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,145,031
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.900%	02/01/2046	1,000,000	1,112,145
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	2,158,548
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	968,040
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	2,051,294
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	4,000,000	4,098,336
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	1,000,000	920,609
Coca-Cola Co. / The (Beverages)		2.500%	03/15/2051	1,000,000	836,169
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,619,511
Keurig Dr Pepper, Inc. (Beverages)		3.430%	06/15/2027	3,000,000	2,998,880
Kimberly-Clark Corp. (Household Products)		1.050%	09/15/2027	2,000,000	1,813,161
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,200,000	1,216,116
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,483,946
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,815,123
					26,236,909
Energy–7.8%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	2,020,204
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	997,274
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	1,000,000	884,421
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,800,000	1,702,162
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	2,100,477
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		4.114%	03/01/2046	900,000	967,331
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	1,074,408
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,095,978
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	1,016,806
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,200,000	1,289,730
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,104,600
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	1,042,621
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(a)	2.900%	03/01/2030	1,000,000	938,082
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	1,007,286
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	1,010,926
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	1,097,999
					19,350,305
Financials–26.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	2,000,000	2,005,880
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/30/2032	1,500,000	1,352,189
American International Group, Inc. (Insurance)		3.875%	01/15/2035	2,500,000	2,547,442
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	3,500,000	2,966,096
Bank of America Corp. (Banks)		3.875%	08/01/2025	1,000,000	1,028,095
Bank of America Corp. (Rate is fixed until 03/08/2032, at which point, the rate becomes H15T5Y + 200) (Banks)	(b)	3.846%	03/08/2037	1,000,000	957,622
Bank of America Corp. (Rate is fixed until 04/24/2037, at which point, the rate becomes QL + 181) (Banks)	(b)	4.244%	04/24/2038	1,000,000	1,041,871
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(b)	3.803%	12/15/2032	2,800,000	2,767,016
BlackRock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	949,555
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	2,000,000	1,812,564

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(b)	2.280%	01/28/2026	$1,500,000	$ 1,455,380
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	2,000,000	2,013,249
Citigroup, Inc. (Banks)		4.400%	06/10/2025	2,000,000	2,057,395
Citigroup, Inc. (Banks)		3.700%	01/12/2026	1,000,000	1,012,307
Citigroup, Inc. (Banks)		4.450%	09/29/2027	2,000,000	2,062,873
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(b)	4.682%	08/09/2028	2,000,000	2,028,104
General Motors Financial Co., Inc. (Consumer Finance)		QL + 99	01/05/2023	2,000,000	1,996,059
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	2,000,000	2,030,101
Intercontinental Exchange, Inc. (Capital Markets)		3.750%	12/01/2025	1,000,000	1,027,753
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. (Diversified Financial Svs.)		4.850%	01/15/2027	1,800,000	1,887,196
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	2,000,000	2,004,899
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes SOFR + 252) (Banks)	(b)	2.956%	05/13/2031	2,000,000	1,871,393
Marsh & McLennan Cos., Inc. (Insurance)		3.500%	06/03/2024	1,400,000	1,417,135
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,016,152
Morgan Stanley (Rate is fixed until 01/23/2029, at which point, the rate becomes QL + 163) (Capital Markets)	(b)	4.431%	01/23/2030	2,000,000	2,091,170
Morgan Stanley Domestic Holdings, Inc. (Capital Markets)		2.950%	08/24/2022	1,000,000	1,004,971
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	2,000,000	2,039,199
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,400,322
State Street Corp. (Capital Markets)		2.200%	03/03/2031	2,000,000	1,805,837
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	1,013,952
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	2,095,225
Truist Bank (Banks)		3.625%	09/16/2025	1,000,000	1,012,127
U.S. Bancorp (Banks)		1.375%	07/22/2030	2,000,000	1,731,035
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,000,000	990,286
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes SOFR + 143) (Banks)	(b)	2.879%	10/30/2030	2,000,000	1,900,877
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(b)	3.068%	04/30/2041	1,200,000	1,078,770
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	1,063,108
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(b)	2.894%	02/04/2030	1,500,000	1,446,305
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(b)	4.322%	11/23/2031	1,800,000	1,810,326
					64,791,836
Health Care–3.9%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	988,109
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	3,000,000	3,113,150
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	1,000,000	1,055,505
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	1,897,384
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,200,000	1,122,322
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,561,997
					9,738,467
Industrials–9.6%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	2,000,000	2,000,726
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,923,741
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	2,000,000	1,736,494
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	3,000,000	2,858,787
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	900,000	997,605
Canadian Pacific Railway Co. (Road & Rail)		2.050%	03/05/2030	1,300,000	1,190,855
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	2,000,000	2,207,855
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,200,000	1,088,372
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	1,010,394
Northrop Grumman Corp. (Aerospace & Defense)		2.930%	01/15/2025	2,500,000	2,505,568
Parker-Hannifin Corp. (Machinery)		4.200%	11/21/2034	1,400,000	1,428,936
Union Pacific Corp. (Road & Rail)		3.250%	08/15/2025	1,000,000	1,004,639
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	2,000,000	2,062,500
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.250%	12/01/2028	1,800,000	1,866,981
					23,883,453
Information Technology–2.1%
Broadcom, Inc. (Semiconductors & Equip.)	(a)	2.600%	02/15/2033	2,000,000	1,736,327
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	900,000	918,000
VMware, Inc. (Software)		2.200%	08/15/2031	2,800,000	2,465,212
					5,119,539
Materials–7.4%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	1,000,000	1,037,200
Anglo American Capital PLC (Metals & Mining)	(a)	4.000%	09/11/2027	800,000	801,560
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,443,060
Glencore Funding LLC (Metals & Mining)	(a)	2.850%	04/27/2031	2,000,000	1,826,361
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	3,073,448
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	3,000,000	3,072,982

(continued)

Ohio National Fund, Inc.	ON Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	$1,900,000	$ 1,985,416
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	3,000,000	3,034,296
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	1,200,000	1,163,371
Syngenta Finance N.V. (Chemicals)	(a)	5.182%	04/24/2028	1,000,000	1,032,588
					18,470,282
Real Estate–3.5%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	1,021,071
Federal Realty Investment Trust (Equity REIT)		3.250%	07/15/2027	2,000,000	1,965,183
Healthcare Realty Trust, Inc. (Equity REIT)		3.875%	05/01/2025	1,400,000	1,409,515
Healthcare Realty Trust, Inc. (Equity REIT)		3.625%	01/15/2028	1,000,000	990,426
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.625%	12/01/2029	1,300,000	1,296,750
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	1,000,000	1,027,650
Welltower, Inc. (Equity REIT)		2.700%	02/15/2027	1,000,000	977,858
					8,688,453
Utilities–7.9%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	1,018,127
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,326,818
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	1,972,850
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	1,400,000	1,455,212
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	1,900,875
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	2,131,561
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	1,050,842
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	943,906
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	981,833
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	1,800,000	1,719,701
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,864,211
Jersey Central Power & Light Co. (Electric Utilities)	(a)	4.300%	01/15/2026	900,000	918,731
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,480,941
Southwest Gas Corp. (Gas Utilities)		3.875%	04/01/2022	1,000,000	1,000,000
					19,765,608
Total Corporate Bonds (Cost $237,638,144)					$232,529,274

Asset-Backed Securities–2.6%		Rate	Maturity	Face Amount	Value
Industrials–2.6%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$1,643,518	$ 1,569,098
American Airlines 2015-1 Class B Pass Through Trust		3.700%	05/01/2023	432,053	423,053
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,759,373	2,512,652
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	1,183,333	1,116,566
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	935,578	856,453
Total Asset-Backed Securities (Cost $6,953,944)					$6,477,822

Money Market Funds–2.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(c)	5,127,152	$ 5,126,639
Total Money Market Funds (Cost $5,125,758)			$5,126,639
Total Investments – 98.1% (Cost $249,717,846)	(d)		$244,133,735
Other Assets in Excess of Liabilities – 1.9%			4,736,984
Net Assets – 100.0%			$248,870,719

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 2.420% at 03/31/2022
QL:	Quarterly U.S. LIBOR Rate, 0.962% at 03/31/2022
SOFR:	Secured Overnight Financing Rate, 0.290% at 03/31/2022
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 2.465% at 03/31/2022
USSW5:	USD Swap Semi 30/360 5 Year, 2.523% at 03/31/2022

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2022, the value of these securities totaled $17,435,301, or 7.0% of the Portfolio’s net assets.
(b)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2022.
(c)	Rate represents the seven-day yield at March 31, 2022.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–72.0%		Shares	Value
Communication Services–6.4%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	3,615	$ 10,054,580
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	2,656	7,418,181
Altice U.S.A., Inc. Class A (Media)	(a)	16,155	201,614
AT&T, Inc. (Diversified Telecom. Svs.)		47,877	1,131,334
Charter Communications, Inc. Class A (Media)	(a)	2,186	1,192,507
Comcast Corp. Class A (Media)		100,332	4,697,544
Discovery, Inc. Class C (Media)	(a)	2,909	72,638
Fox Corp. Class A (Media)		68,698	2,710,136
Fox Corp. Class B (Media)		1,543	55,980
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	19,324	4,296,885
Spotify Technology SA (Entertainment)	(a)	1,857	280,444
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	4,564	137,970
			32,249,813
Consumer Discretionary–8.3%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	4,351	14,184,042
Best Buy Co., Inc. (Specialty Retail)		1,949	177,164
BorgWarner, Inc. (Auto Components)		12,763	496,481
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		805	114,117
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		158	64,308
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	913	113,468
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	471	92,161
Ford Motor Co. (Automobiles)		12,906	218,240
Garmin Ltd. (Household Durables)		2,914	345,630
General Motors Co. (Automobiles)	(a)	24,556	1,074,079
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	4,045	57,803
H&R Block, Inc. (Diversified Consumer Svs.)		26,120	680,165
Home Depot, Inc. / The (Specialty Retail)		16,499	4,938,646
Lennar Corp. Class A (Household Durables)		1,035	84,011
Lowe's Cos., Inc. (Specialty Retail)		6,728	1,360,334
McDonald's Corp. (Hotels, Restaurants & Leisure)		7,504	1,855,589
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		3,041	409,197
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		2,758	312,868
Service Corp. International (Diversified Consumer Svs.)		9,409	619,300
Target Corp. (Multiline Retail)		13,719	2,911,446
Tesla, Inc. (Automobiles)	(a)	7,897	8,509,807
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		22,180	1,285,109
Whirlpool Corp. (Household Durables)		5,131	886,534
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		8,780	1,040,693
			41,831,192
Consumer Staples–4.1%
Brown-Forman Corp. Class B (Beverages)		21,174	1,419,081
Bunge Ltd. (Food Products)		5,645	625,522
Church & Dwight Co., Inc. (Household Products)		3,876	385,197
Coca-Cola Europacific Partners PLC (Beverages)		11,909	578,897
Colgate-Palmolive Co. (Household Products)		61,866	4,691,299
Costco Wholesale Corp. (Food & Staples Retailing)		2,783	1,602,591
Estee Lauder Cos., Inc. / The Class A (Personal Products)		787	214,316
Kellogg Co. (Food Products)		14,977	965,867
Keurig Dr Pepper, Inc. (Beverages)		37,208	1,410,183
McCormick & Co., Inc. (Food Products)		6,567	655,387
PepsiCo, Inc. (Beverages)		14,509	2,428,516
Philip Morris International, Inc. (Tobacco)		1,926	180,928
Procter & Gamble Co. / The (Household Products)		13,180	2,013,904
Walmart, Inc. (Food & Staples Retailing)		24,140	3,594,929
			20,766,617
Energy–3.2%
Chevron Corp. (Oil, Gas & Consumable Fuels)		920	149,804
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		928	56,914
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		12,441	735,636
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		1,246	170,802
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		22,312	2,660,260
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		78,663	6,496,777
Halliburton Co. (Energy Equip. & Svs.)		27,494	1,041,198
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		73,320	1,841,065
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7,061	381,788
Phillips 66 (Oil, Gas & Consumable Fuels)		7,172	619,589

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Schlumberger N.V. (Energy Equip. & Svs.)		34,092	$ 1,408,341
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		736	55,546
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		3,934	399,458
			16,017,178
Financials–7.8%
Ally Financial, Inc. (Consumer Finance)		36,275	1,577,237
American Express Co. (Consumer Finance)		11,222	2,098,514
Bank of America Corp. (Banks)		152,269	6,276,528
Bank of New York Mellon Corp. / The (Capital Markets)		1,095	54,345
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	6,076	2,144,281
Capital One Financial Corp. (Consumer Finance)		3,559	467,261
Charles Schwab Corp. / The (Capital Markets)		2,657	224,012
Citigroup, Inc. (Banks)		29,210	1,559,814
FactSet Research Systems, Inc. (Capital Markets)		1,213	526,624
Goldman Sachs Group, Inc. / The (Capital Markets)		1,102	363,770
JPMorgan Chase & Co. (Banks)		27,991	3,815,733
Marsh & McLennan Cos., Inc. (Insurance)		9,692	1,651,711
MetLife, Inc. (Insurance)		62,947	4,423,915
Moody's Corp. (Capital Markets)		4,323	1,458,623
Pinnacle Financial Partners, Inc. (Banks)		6,694	616,384
PNC Financial Services Group, Inc. / The (Banks)		4,172	769,525
Regions Financial Corp. (Banks)		92,939	2,068,822
S&P Global, Inc. (Capital Markets)		6,413	2,630,484
Stifel Financial Corp. (Capital Markets)		603	40,944
Travelers Cos., Inc. / The (Insurance)		14,056	2,568,453
Truist Financial Corp. (Banks)		8,563	485,522
Voya Financial, Inc. (Diversified Financial Svs.)		53,305	3,536,787
Wells Fargo & Co. (Banks)		5,963	288,967
			39,648,256
Health Care–10.2%
Abbott Laboratories (Health Care Equip. & Supplies)		9,478	1,121,816
AbbVie, Inc. (Biotechnology)		3,837	622,016
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		32,830	4,344,394
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	795	346,620
Amgen, Inc. (Biotechnology)		14,020	3,390,316
Anthem, Inc. (Health Care Providers & Svs.)		8,280	4,067,302
Biogen, Inc. (Biotechnology)	(a)	1,836	386,662
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	45,966	2,035,834
Cigna Corp. (Health Care Providers & Svs.)		3,271	783,764
CVS Health Corp. (Health Care Providers & Svs.)		20,234	2,047,883
Danaher Corp. (Life Sciences Tools & Svs.)		11,929	3,499,134
Eli Lilly & Co. (Pharmaceuticals)		1,415	405,214
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	4,711	2,577,200
Johnson & Johnson (Pharmaceuticals)		44,409	7,870,607
McKesson Corp. (Health Care Providers & Svs.)		2,204	674,710
Medtronic PLC (Health Care Equip. & Supplies)		6,061	672,468
Merck & Co., Inc. (Pharmaceuticals)		41,371	3,394,491
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	671	921,410
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,286	428,997
Pfizer, Inc. (Pharmaceuticals)		44,494	2,303,454
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	22,108	1,789,643
Teladoc Health, Inc. (Health Care Technology)	(a)	5,243	378,178
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4,010	2,368,506
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2,203	1,123,464
Zoetis, Inc. (Pharmaceuticals)		21,204	3,998,862
			51,552,945
Industrials–5.9%
Alaska Air Group, Inc. (Airlines)	(a)	10,357	600,810
AMETEK, Inc. (Electrical Equip.)		2,840	378,231
Boeing Co. / The (Aerospace & Defense)	(a)	5,529	1,058,803
Caterpillar, Inc. (Machinery)		1,338	298,133
CSX Corp. (Road & Rail)		4,194	157,065
Cummins, Inc. (Machinery)		1,679	344,380
Curtiss-Wright Corp. (Aerospace & Defense)		7,669	1,151,577
Delta Air Lines, Inc. (Airlines)	(a)	5,884	232,830
Eaton Corp. PLC (Electrical Equip.)		16,338	2,479,455
Equifax, Inc. (Professional Svs.)		865	205,091

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Expeditors International of Washington, Inc. (Air Freight & Logistics)		1,411	$ 145,559
General Dynamics Corp. (Aerospace & Defense)		16,276	3,925,446
HEICO Corp. (Aerospace & Defense)		4,184	642,411
HEICO Corp. Class A (Aerospace & Defense)		14,385	1,824,450
Honeywell International, Inc. (Industrial Conglomerates)		15,453	3,006,845
Illinois Tool Works, Inc. (Machinery)		18,860	3,949,284
Landstar System, Inc. (Road & Rail)		10,908	1,645,254
Lennox International, Inc. (Building Products)		227	58,534
Lockheed Martin Corp. (Aerospace & Defense)		4,279	1,888,751
MasTec, Inc. (Construction & Engineering)	(a)	789	68,722
Northrop Grumman Corp. (Aerospace & Defense)		367	164,130
Old Dominion Freight Line, Inc. (Road & Rail)		501	149,639
Owens Corning (Building Products)		1,902	174,033
Republic Services, Inc. (Commercial Svs. & Supplies)		386	51,145
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	10,592	1,712,620
Snap-on, Inc. (Machinery)		1,015	208,562
Union Pacific Corp. (Road & Rail)		273	74,586
United Parcel Service, Inc. Class B (Air Freight & Logistics)		15,000	3,216,900
			29,813,246
Information Technology–20.4%
Accenture PLC Class A (IT Svs.)		692	233,363
Adobe, Inc. (Software)	(a)	5,679	2,587,466
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	28,206	3,084,044
Apple, Inc. (Tech. Hardware, Storage & Periph.)		149,521	26,107,862
Applied Materials, Inc. (Semiconductors & Equip.)		1,903	250,815
Automatic Data Processing, Inc. (IT Svs.)		6,211	1,413,251
Broadcom, Inc. (Semiconductors & Equip.)		345	217,240
Cadence Design Systems, Inc. (Software)	(a)	6,437	1,058,629
Ciena Corp. (Communications Equip.)	(a)	3,284	199,109
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	3,425	290,406
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	55,046	2,762,759
EPAM Systems, Inc. (IT Svs.)	(a)	543	161,059
Fidelity National Information Services, Inc. (IT Svs.)		22,691	2,278,630
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		84,999	1,420,333
HP, Inc. (Tech. Hardware, Storage & Periph.)		46,487	1,687,478
Intel Corp. (Semiconductors & Equip.)		87,241	4,323,664
Intuit, Inc. (Software)		3,459	1,663,225
Juniper Networks, Inc. (Communications Equip.)		11,069	411,324
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	10,251	1,619,350
KLA Corp. (Semiconductors & Equip.)		788	288,455
Lam Research Corp. (Semiconductors & Equip.)		1,794	964,472
Mastercard, Inc. Class A (IT Svs.)		3,410	1,218,666
Microsoft Corp. (Software)		78,638	24,244,882
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		691	335,605
NVIDIA Corp. (Semiconductors & Equip.)		18,578	5,069,193
NXP Semiconductors N.V. (Semiconductors & Equip.)		1,425	263,739
PayPal Holdings, Inc. (IT Svs.)	(a)	15,492	1,791,650
QUALCOMM, Inc. (Semiconductors & Equip.)		15,998	2,444,814
salesforce.com, Inc. (Software)	(a)	8,227	1,746,757
ServiceNow, Inc. (Software)	(a)	4,957	2,760,504
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	6,970	1,046,894
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		2,766	362,291
Teradyne, Inc. (Semiconductors & Equip.)		287	33,932
Texas Instruments, Inc. (Semiconductors & Equip.)		6,670	1,223,812
Visa, Inc. (IT Svs.)		29,419	6,524,252
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	3,689	183,159
Workday, Inc. Class A (Software)	(a)	5,560	1,331,397
			103,604,481
Materials–1.8%
Corteva, Inc. (Chemicals)		12,306	707,349
Ecolab, Inc. (Chemicals)		20,027	3,535,967
Freeport-McMoRan, Inc. (Metals & Mining)		12,571	625,282
Linde PLC (Chemicals)		8,471	2,705,891
Reliance Steel & Aluminum Co. (Metals & Mining)		7,305	1,339,372
Steel Dynamics, Inc. (Metals & Mining)		3,668	306,021
			9,219,882

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Real Estate–2.2%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	8,799	$ 805,284
Crown Castle International Corp. (Equity REIT)		4,178	771,259
CubeSmart (Equity REIT)		36,298	1,888,585
Equity LifeStyle Properties, Inc. (Equity REIT)		6,388	488,554
Extra Space Storage, Inc. (Equity REIT)		7,344	1,509,926
Life Storage, Inc. (Equity REIT)		4,460	626,318
Mid-America Apartment Communities, Inc. (Equity REIT)		1,097	229,767
Prologis, Inc. (Equity REIT)		29,012	4,684,858
Sun Communities, Inc. (Equity REIT)		805	141,108
			11,145,659
Utilities–1.7%
DTE Energy Co. (Multi-Utilities)		16,196	2,141,273
Entergy Corp. (Electric Utilities)		36,298	4,237,792
Eversource Energy (Electric Utilities)		4,456	392,975
NextEra Energy, Inc. (Electric Utilities)		12,596	1,067,007
OGE Energy Corp. (Electric Utilities)		19,558	797,575
			8,636,622
Total Common Stocks (Cost $327,582,506)			$364,485,891

Corporate Bonds–25.4%		Rate	Maturity	Face Amount	Value
Communication Services–2.0%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$ 1,101,123
Charter Communications Operating LLC / Charter Communications Operating Capital (Media)		3.700%	04/01/2051	1,200,000	988,919
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	1,896,415
Lamar Media Corp. (Media)		4.875%	01/15/2029	800,000	794,000
Rogers Communications, Inc. (Wireless Telecom. Svs.)		3.700%	11/15/2049	1,400,000	1,245,051
Time Warner Cable LLC (Media)		6.550%	05/01/2037	150,000	172,505
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,200,000	1,204,607
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.400%	11/01/2034	1,000,000	1,063,931
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	835,523
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	750,000	741,579
					10,043,653
Consumer Discretionary–1.9%
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	1,000,000	1,058,439
Best Buy Co., Inc. (Specialty Retail)		1.950%	10/01/2030	2,000,000	1,750,886
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	1,038,747
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	2,000,000	2,006,907
Lear Corp. (Auto Components)		3.500%	05/30/2030	1,000,000	957,362
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	850,752
Target Corp. (Multiline Retail)		2.350%	02/15/2030	2,000,000	1,910,572
					9,573,665
Consumer Staples–2.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	2,145,031
B.A.T. Capital Corp. (Tobacco)		3.215%	09/06/2026	1,000,000	968,040
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	1,025,647
Campbell Soup Co. (Food Products)		4.150%	03/15/2028	2,000,000	2,049,168
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	2,000,000	1,841,217
Diageo Capital PLC (Beverages)		2.375%	10/24/2029	2,000,000	1,893,405
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,200,000	1,079,674
Keurig Dr Pepper, Inc. (Beverages)		3.430%	06/15/2027	1,000,000	999,627
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	800,000	810,744
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	993,578
					13,806,131
Energy–2.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	994,151
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	997,274
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,200,000	1,134,775
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	1,050,239
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	1,074,408
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	1,095,977
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	800,000	859,820
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,563,932
Tennessee Gas Pipeline Co. LLC (Oil, Gas & Consumable Fuels)	(b)	2.900%	03/01/2030	1,000,000	938,082

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	$1,000,000	$ 1,010,926
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	100,000	109,800
					10,829,384
Financials–6.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/23/2023	1,000,000	1,002,940
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		4.875%	01/16/2024	1,000,000	1,013,509
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.300%	01/30/2032	1,000,000	901,460
Ares Capital Corp. (Capital Markets)		3.200%	11/15/2031	1,500,000	1,271,184
Bank of Montreal (Rate is fixed until 12/15/2027, at which point, the rate becomes USSW5 + 143) (Banks)	(c)	3.803%	12/15/2032	200,000	197,644
BlackRock, Inc. (Capital Markets)		2.100%	02/25/2032	1,000,000	906,282
Capital One Bank U.S.A. N.A. (Rate is fixed until 01/28/2025, at which point, the rate becomes SOFR + 91) (Consumer Finance)	(c)	2.280%	01/28/2026	1,000,000	970,253
Charles Schwab Corp. / The (Capital Markets)		3.300%	04/01/2027	1,000,000	1,006,624
Citigroup, Inc. (Banks)		4.125%	07/25/2028	1,000,000	1,015,133
Citigroup, Inc. (Rate is fixed until 11/05/2029, at which point, the rate becomes SOFR + 142) (Banks)	(c)	2.976%	11/05/2030	1,000,000	948,509
Citigroup, Inc. (Rate is fixed until 05/01/2031, at which point, the rate becomes SOFR + 117) (Banks)	(c)	2.561%	05/01/2032	2,000,000	1,803,539
Discover Bank (Banks)		2.450%	09/12/2024	1,000,000	982,415
Discover Bank (Rate is fixed until 08/09/2023, at which point, the rate becomes USSW5 + 173) (Banks)	(c)	4.682%	08/09/2028	250,000	253,513
Ford Motor Credit Co. LLC (Consumer Finance)		3.087%	01/09/2023	2,000,000	2,002,500
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	06/10/2031	3,000,000	2,641,562
Goldman Sachs Group, Inc. / The (Capital Markets)		3.750%	05/22/2025	1,000,000	1,015,050
JPMorgan Chase & Co. (Banks)		3.625%	12/01/2027	1,000,000	1,002,449
JPMorgan Chase & Co. (Rate is fixed until 05/13/2030, at which point, the rate becomes SOFR + 252) (Banks)	(c)	2.956%	05/13/2031	1,000,000	935,697
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	1,016,152
Morgan Stanley (Rate is fixed until 01/22/2030, at which point, the rate becomes SOFR + 114) (Capital Markets)	(c)	2.699%	01/22/2031	1,500,000	1,407,550
Nasdaq, Inc. (Capital Markets)		3.850%	06/30/2026	1,000,000	1,019,600
PNC Bank N.A. (Banks)		4.050%	07/26/2028	1,950,000	2,002,490
State Street Corp. (Capital Markets)		2.200%	03/03/2031	1,000,000	902,919
Synchrony Financial (Consumer Finance)		4.250%	08/15/2024	1,000,000	1,013,951
Truist Bank (Rate is fixed until 09/17/2024, at which point, the rate becomes H15T5Y + 115) (Banks)	(c)	2.636%	09/17/2029	2,500,000	2,458,787
U.S. Bancorp (Banks)		1.375%	07/22/2030	1,000,000	865,518
Wells Fargo & Co. (Banks)		3.000%	04/22/2026	1,500,000	1,485,429
Wells Fargo & Co. (Rate is fixed until 04/30/2040, at which point, the rate becomes SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	800,000	719,180
Westpac Banking Corp. (Rate is fixed until 02/04/2025, at which point, the rate becomes H15T5Y + 135) (Banks)	(c)	2.894%	02/04/2030	1,500,000	1,446,305
Westpac Banking Corp. (Rate is fixed until 11/23/2026, at which point, the rate becomes USISDA05 + 224) (Banks)	(c)	4.322%	11/23/2031	200,000	201,147
					34,409,291
Health Care–1.8%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	988,108
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	2,075,434
HCA, Inc. (Health Care Providers & Svs.)		5.250%	06/15/2026	2,000,000	2,111,011
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	800,000	748,215
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	1,041,331
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	2,097,014
					9,061,113
Industrials–1.8%
Air Lease Corp. (Trading Companies & Distributors)		2.250%	01/15/2023	1,000,000	1,000,363
Air Lease Corp. (Trading Companies & Distributors)		2.300%	02/01/2025	2,000,000	1,923,741
Boeing Co. / The (Aerospace & Defense)		3.200%	03/01/2029	1,500,000	1,429,393
Burlington Northern Santa Fe LLC (Road & Rail)		4.550%	09/01/2044	100,000	110,845
FedEx Corp. (Air Freight & Logistics)		4.900%	01/15/2034	1,000,000	1,103,928
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	800,000	725,581
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	1,015,795
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	1,881,496
					9,191,142
Information Technology–1.4%
Broadcom, Inc. (Semiconductors & Equip.)	(b)	2.600%	02/15/2033	1,000,000	868,164
HP, Inc. (Tech. Hardware, Storage & Periph.)		2.650%	06/17/2031	3,000,000	2,684,104
Oracle Corp. (Software)		4.300%	07/08/2034	2,100,000	2,072,372

(continued)

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		4.875%	03/01/2024	$ 100,000	$ 102,000
VMware, Inc. (Software)		2.200%	08/15/2031	1,200,000	1,056,519
					6,783,159
Materials–1.4%
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,443,060
Glencore Funding LLC (Metals & Mining)	(b)	2.850%	04/27/2031	3,000,000	2,739,541
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	1,024,483
Mosaic Co. / The (Chemicals)		4.050%	11/15/2027	1,000,000	1,024,327
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	800,000	775,581
					7,006,992
Real Estate–0.9%
Alexandria Real Estate Equities, Inc. (Equity REIT)		3.950%	01/15/2028	1,000,000	1,021,071
American Tower Corp. (Equity REIT)		2.750%	01/15/2027	2,000,000	1,915,071
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(b)	4.625%	12/01/2029	700,000	698,250
Welltower, Inc. (Equity REIT)		2.700%	02/15/2027	1,000,000	977,858
					4,612,250
Utilities–2.6%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	1,018,127
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	982,101
Ameren Corp. (Multi-Utilities)		2.500%	09/15/2024	1,000,000	986,535
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	986,425
American Water Capital Corp. (Water Utilities)		4.300%	12/01/2042	100,000	103,944
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	2,500,000	2,394,116
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	1,065,781
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	1,050,842
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,415,858
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	888,397
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	200,000	191,078
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	932,105
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	987,294
					13,002,603
Total Corporate Bonds (Cost $135,592,689)					$128,319,383

Asset-Backed Securities–0.5%	Rate	Maturity	Face Amount	Value
Industrials–0.5%
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	02/20/2034	$1,839,582	$ 1,675,101
United Airlines 2016-1 Class B Pass Through Trust	3.650%	01/07/2026	131,481	124,063
United Airlines 2019-2 Class AA Pass Through Trust	2.700%	05/01/2032	935,578	856,453
Total Asset-Backed Securities (Cost $2,906,642)				$2,655,617

Money Market Funds–1.7%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(d)	8,777,144	$ 8,776,266
Total Money Market Funds (Cost $8,775,709)			$8,776,266
Total Investments – 99.6% (Cost $474,857,546)	(e)		$504,237,157
Other Assets in Excess of Liabilities – 0.4%	(f)		2,126,519
Net Assets – 100.0%			$506,363,676

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 2.420% at 03/31/2022
SOFR:	Secured Overnight Financing Rate, 0.290% at 03/31/2022
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 2.465% at 03/31/2022
USSW5:	USD Swap Semi 30/360 5 Year, 2.523% at 03/31/2022

Ohio National Fund, Inc.	ON BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2022, the value of these securities totaled $5,435,115, or 1.1% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2022.
(d)	Rate represents the seven-day yield at March 31, 2022.
(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(f)	Includes $288,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2022. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	24	June 17, 2022	$5,020,606	$5,436,900	$416,294	$(99,910)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–96.0%		Shares	Value
Japan–21.1%
Advantest Corp. (Information Technology)	(a)	24,000	$ 1,873,772
Aeon Mall Co. Ltd. (Real Estate)	(a)	8,300	110,448
Amada Co. Ltd. (Industrials)	(a)	164,900	1,449,745
Anritsu Corp. (Information Technology)	(a)	21,900	277,315
Aozora Bank Ltd. (Financials)	(a)	27,400	577,296
Asahi Kasei Corp. (Materials)	(a)	47,500	410,853
Astellas Pharma, Inc. (Health Care)	(a)	32,300	504,684
Bridgestone Corp. (Consumer Discretionary)	(a)	48,500	1,882,565
Calbee, Inc. (Consumer Staples)	(a)	6,000	115,684
Canon, Inc. (Information Technology)	(a)	25,100	611,787
Casio Computer Co. Ltd. (Consumer Discretionary)	(a)	110,900	1,269,524
Chugai Pharmaceutical Co. Ltd. (Health Care)	(a)	38,300	1,278,010
Chugoku Electric Power Co., Inc. / The (Utilities)	(a)	3,200	22,252
Daifuku Co. Ltd. (Industrials)	(a)	13,300	948,974
Daiichi Sankyo Co. Ltd. (Health Care)	(a)	81,900	1,788,449
Daikin Industries Ltd. (Industrials)	(a)	13,000	2,360,850
Daito Trust Construction Co. Ltd. (Real Estate)	(a)	4,200	445,807
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	5,100	132,950
DMG Mori Co. Ltd. (Industrials)	(a)	61,400	831,726
Ebara Corp. (Industrials)	(a)	5,300	293,997
Eisai Co. Ltd. (Health Care)	(a)	23,600	1,093,354
FANUC Corp. (Industrials)	(a)	2,000	351,019
Fast Retailing Co. Ltd. (Consumer Discretionary)	(a)	700	358,860
Fuji Oil Holdings, Inc. (Consumer Staples)	(a)	68,200	1,105,915
FUJIFILM Holdings Corp. (Information Technology)	(a)	30,000	1,831,198
Fujitsu Ltd. (Information Technology)	(a)	800	119,861
Hisamitsu Pharmaceutical Co., Inc. (Health Care)	(a)	2,400	71,463
Honda Motor Co. Ltd. (Consumer Discretionary)	(a)	8,200	232,436
Hoya Corp. (Health Care)	(a)	18,400	2,096,824
Hulic Co. Ltd. (Real Estate)	(a)	42,900	384,874
Inpex Corp. (Energy)	(a)	165,000	1,939,961
ITOCHU Corp. (Industrials)	(a)	27,200	920,066
Itochu Techno-Solutions Corp. (Information Technology)	(a)	4,800	122,613
Japan Post Bank Co. Ltd. (Financials)	(a)	48,800	391,902
Japan Post Holdings Co. Ltd. (Financials)	(a)	117,800	865,152
Japan Tobacco, Inc. (Consumer Staples)	(a)	268,400	4,583,623
Kansai Electric Power Co., Inc. / The (Utilities)	(a)	4,300	40,502
Kao Corp. (Consumer Staples)	(a)	28,400	1,159,590
Keyence Corp. (Information Technology)	(a)	5,200	2,411,253
Konica Minolta, Inc. (Information Technology)	(a)	23,100	96,967
Kuraray Co. Ltd. (Materials)	(a)	29,400	253,075
Kyocera Corp. (Information Technology)	(a)	4,100	229,434
Lawson, Inc. (Consumer Staples)	(a)	3,900	149,292
Lion Corp. (Consumer Staples)	(a)	31,100	346,615
Mitsubishi Corp. (Industrials)	(a)	23,200	870,620
Mitsui & Co. Ltd. (Industrials)	(a)	17,100	464,183
Mitsui OSK Lines Ltd. (Industrials)	(a)	9,900	275,010
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	22,100	717,541
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	29,400	1,936,660
NEC Corp. (Information Technology)	(a)	53,700	2,255,975
NET One Systems Co. Ltd. (Information Technology)	(a)	30,400	708,211
Nexon Co. Ltd. (Communication Services)	(a)	7,200	172,251
NGK Spark Plug Co. Ltd. (Consumer Discretionary)	(a)	1,500	24,151
Nidec Corp. (Industrials)	(a)	13,600	1,074,170
Nikon Corp. (Consumer Discretionary)	(a)	8,700	92,899
Common Stocks (Continued)		Shares	Value
Japan (continued)
Nippon Telegraph & Telephone Corp. (Communication Services)	(a)	59,600	$ 1,731,612
Nippon Yusen KK (Industrials)	(a)	7,700	673,553
Nissan Motor Co. Ltd. (Consumer Discretionary)	(a)(b)	73,900	328,362
Nissin Foods Holdings Co. Ltd. (Consumer Staples)	(a)	1,700	119,196
Nitto Denko Corp. (Materials)	(a)	2,900	207,895
Nomura Real Estate Holdings, Inc. (Real Estate)	(a)	3,200	76,637
Nomura Research Institute Ltd. (Information Technology)	(a)	5,400	176,187
NTT Data Corp. (Information Technology)	(a)	5,200	102,192
Obic Co. Ltd. (Information Technology)	(a)	1,700	254,621
Olympus Corp. (Health Care)	(a)	72,300	1,370,272
Omron Corp. (Information Technology)	(a)	37,200	2,475,605
Otsuka Holdings Co. Ltd. (Health Care)	(a)	20,100	694,410
Recruit Holdings Co. Ltd. (Industrials)	(a)	46,500	2,020,286
Ricoh Co. Ltd. (Information Technology)	(a)	5,000	43,299
Rohm Co. Ltd. (Information Technology)	(a)	1,100	85,404
Santen Pharmaceutical Co. Ltd. (Health Care)	(a)	20,100	200,968
SBI Holdings, Inc. (Financials)	(a)	15,800	398,647
Seiko Epson Corp. (Information Technology)	(a)	18,900	283,933
Sekisui House Ltd. (Consumer Discretionary)	(a)	99,100	1,916,908
SG Holdings Co. Ltd. (Industrials)	(a)	1,500	28,246
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	24,300	3,691,977
Shionogi & Co. Ltd. (Health Care)	(a)	1,100	67,588
SMC Corp. (Industrials)	(a)	300	167,698
SoftBank Corp. (Communication Services)	(a)	81,100	945,878
SoftBank Group Corp. (Communication Services)	(a)	33,700	1,506,714
Sony Group Corp. (Consumer Discretionary)	(a)	11,000	1,131,632
Subaru Corp. (Consumer Discretionary)	(a)	28,800	457,430
Sumitomo Chemical Co. Ltd. (Materials)	(a)	897,000	4,107,196
Sumitomo Corp. (Industrials)	(a)	183,700	3,181,437
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	154,100	4,867,765
Sundrug Co. Ltd. (Consumer Staples)	(a)	14,700	358,024
Suntory Beverage & Food Ltd. (Consumer Staples)	(a)	4,100	156,272
Suzuki Motor Corp. (Consumer Discretionary)	(a)	13,700	469,502
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	1,600	45,587
TDK Corp. (Information Technology)	(a)	2,000	72,154
Terumo Corp. (Health Care)	(a)	61,300	1,854,846
Tohoku Electric Power Co., Inc. (Utilities)	(a)	12,700	74,133
Tokio Marine Holdings, Inc. (Financials)	(a)	27,000	1,571,216
Tokyo Electron Ltd. (Information Technology)	(a)	11,700	6,008,664
Tokyo Gas Co. Ltd. (Utilities)	(a)	37,600	688,351
Toshiba Corp. (Industrials)	(a)	10,900	414,129
Toyota Motor Corp. (Consumer Discretionary)	(a)	82,400	1,486,331
Trend Micro, Inc. (Information Technology)	(a)	7,900	461,345
Unicharm Corp. (Consumer Staples)	(a)	61,900	2,223,811
Yamada Holdings Co. Ltd. (Consumer Discretionary)	(a)(b)	9,000	27,980
Yamaha Motor Co. Ltd. (Consumer Discretionary)	(a)	30,000	672,411
Yaskawa Electric Corp. (Industrials)	(a)	11,100	432,622
			97,265,134
United Kingdom–12.4%
Anglo American PLC (Materials)	(a)	35,778	1,859,108
Ashtead Group PLC (Industrials)	(a)	63,718	4,011,965
Associated British Foods PLC (Consumer Staples)	(a)	19,860	431,421
AstraZeneca PLC (Health Care)	(a)	38,504	5,106,127
Bellway PLC (Consumer Discretionary)	(a)	7,746	246,232
BP PLC (Energy)	(a)	604,838	2,965,144

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
British American Tobacco PLC (Consumer Staples)	(a)	151,137	$ 6,347,329
BT Group PLC (Communication Services)	(a)	146,238	348,676
Croda International PLC (Materials)	(a)	4,886	502,631
Diageo PLC (Consumer Staples)	(a)	152,417	7,731,281
Direct Line Insurance Group PLC (Financials)	(a)	7,960	28,672
GlaxoSmithKline PLC (Health Care)	(a)	81,182	1,756,530
Greggs PLC (Consumer Discretionary)	(a)	6,506	208,957
Hargreaves Lansdown PLC (Financials)	(a)	2,005	26,428
HomeServe PLC (Industrials)	(a)	67,949	749,725
HSBC Holdings PLC (Financials)	(a)	63,841	436,070
IG Group Holdings PLC (Financials)	(a)	30,945	332,371
IMI PLC (Industrials)	(a)	23,155	412,252
ITV PLC (Communication Services)	(a)(b)	845,977	905,385
Lloyds Banking Group PLC (Financials)	(a)	3,072,958	1,871,327
RELX PLC (Industrials)	(a)	77,272	2,404,529
Rightmove PLC (Communication Services)	(a)	120,106	992,632
Rio Tinto PLC (Materials)	(a)	26,031	2,081,088
Rolls-Royce Holdings PLC (Industrials)	(a)(b)	84,480	111,091
Shell PLC (Energy)	(a)	257,463	7,056,723
Smiths Group PLC (Industrials)	(a)	37,177	704,354
Spectris PLC (Information Technology)	(a)	8,678	294,311
Spirax-Sarco Engineering PLC (Industrials)	(a)	1,199	196,013
SSE PLC (Utilities)	(a)	1,415	32,331
Standard Chartered PLC (Financials)	(a)	43,979	291,933
Taylor Wimpey PLC (Consumer Discretionary)	(a)	25,439	43,321
Tesco PLC (Consumer Staples)	(a)	635,103	2,299,265
Unilever PLC (Consumer Staples)	(a)	47,915	2,175,473
Unilever PLC (Consumer Staples)	(a)	17,508	791,295
Whitbread PLC (Consumer Discretionary)	(a)(b)	34,058	1,268,102
WPP PLC (Communication Services)	(a)	5,923	77,521
			57,097,613
France–11.5%
Air Liquide SA (Materials)	(a)	16,396	2,868,378
Amundi SA (Financials)	(a)	10,017	684,971
AXA SA (Financials)	(a)	34,576	1,012,189
Capgemini SE (Information Technology)	(a)	17,038	3,780,781
Carrefour SA (Consumer Staples)	(a)	28,832	627,443
Credit Agricole SA (Financials)	(a)	30,135	360,069
Electricite de France SA (Utilities)	(a)	227,757	2,137,770
Engie SA (Utilities)	(a)	182,169	2,394,975
Hermes International (Consumer Discretionary)	(a)	1,835	2,597,160
Kering SA (Consumer Discretionary)	(a)	5,244	3,310,680
Klepierre SA (Real Estate)	(a)	30,237	805,033
Legrand SA (Industrials)	(a)	10,605	1,008,286
L'Oreal SA (Consumer Staples)	(a)	14,924	5,961,318
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	8,714	6,220,042
Pernod Ricard SA (Consumer Staples)	(a)	10,155	2,231,165
Publicis Groupe SA (Communication Services)	(a)	14,851	901,361
Rubis SCA (Utilities)	(a)	56,274	1,654,054
Sanofi (Health Care)	(a)	12,164	1,243,642
Sartorius Stedim Biotech (Health Care)	(a)	1,855	759,464
Schneider Electric SE (Industrials)	(a)	24,713	4,149,074
Societe Generale SA (Financials)	(a)	59,222	1,587,584
Teleperformance (Industrials)	(a)	3,177	1,210,113
Thales SA (Industrials)	(a)	5,022	628,933
TotalEnergies SE (Energy)	(a)	75,860	3,838,479
Vinci SA (Industrials)	(a)	9,550	975,748
Wendel SE (Financials)	(a)	382	38,900
			52,987,612
Australia–9.3%
AGL Energy Ltd. (Utilities)	(a)	72,695	418,837
Alumina Ltd. (Materials)	(a)	259,266	389,248
Common Stocks (Continued)		Shares	Value
Australia (continued)
APA Group (Utilities)	(a)	29,547	$ 234,835
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	84,930	2,305,172
Atlas Arteria Ltd. (Industrials)	(a)	13,785	67,090
Aurizon Holdings Ltd. (Industrials)	(a)	319,307	877,661
Australia & New Zealand Banking Group Ltd. (Financials)	(a)	36,324	744,315
BHP Group Ltd. (Materials)	(c)	229,444	8,844,490
Boral Ltd. (Materials)	(a)	16,501	42,556
Brambles Ltd. (Industrials)	(a)	91,566	675,725
Charter Hall Group (Real Estate)	(a)	29,099	353,621
Coles Group Ltd. (Consumer Staples)	(a)	58,685	784,351
Commonwealth Bank of Australia (Financials)	(a)	46,445	3,657,654
CSL Ltd. (Health Care)	(a)	12,214	2,438,435
Domain Holdings Australia Ltd. (Communication Services)	(a)	7,451	22,089
Evolution Mining Ltd. (Materials)	(a)	170,200	561,747
Flight Centre Travel Group Ltd. (Consumer Discretionary)	(a)(b)	5,168	75,606
Goodman Group (Real Estate)	(a)	17,304	294,108
JB Hi-Fi Ltd. (Consumer Discretionary)	(a)	21,980	888,435
Macquarie Group Ltd. (Financials)	(a)	16,269	2,460,427
Medibank Pvt Ltd. (Financials)	(a)	1,147,333	2,636,029
Mirvac Group (Real Estate)	(a)	369,894	685,878
National Australia Bank Ltd. (Financials)	(a)	20,452	492,379
Newcrest Mining Ltd. (Materials)	(a)	67,608	1,366,181
Northern Star Resources Ltd. (Materials)	(a)	93,330	752,958
OZ Minerals Ltd. (Materials)	(a)	6,255	124,743
Pro Medicus Ltd. (Health Care)	(a)	742	26,880
QBE Insurance Group Ltd. (Financials)	(a)	152,819	1,310,471
REA Group Ltd. (Communication Services)	(a)	21,799	2,185,335
Rio Tinto Ltd. (Materials)	(a)	14,694	1,313,645
Santos Ltd. (Energy)	(a)	34,374	199,294
Scentre Group (Real Estate)	(a)	438,596	997,217
Sonic Healthcare Ltd. (Health Care)	(a)	4,047	106,850
South32 Ltd. (Materials)	(a)	458,552	1,743,083
Stockland (Real Estate)	(a)	212,201	672,465
Westpac Banking Corp. (Financials)	(a)	40,357	729,112
WiseTech Global Ltd. (Information Technology)	(a)	17,764	668,615
Woodside Petroleum Ltd. (Energy)	(a)	35,147	844,632
Worley Ltd. (Energy)	(a)	14,398	139,090
			43,131,259
Switzerland–8.7%
ABB Ltd. (Industrials)	(a)	138,864	4,504,844
Banque Cantonale Vaudoise (Financials)	(a)	3,676	318,043
Belimo Holding AG (Industrials)	(a)	66	34,955
BKW AG (Utilities)	(a)	365	45,717
Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	(a)	14	166,627
Cie Financiere Richemont SA (Consumer Discretionary)	(a)	24,498	3,105,238
EMS-Chemie Holding AG (Materials)	(a)	25	24,295
Flughafen Zurich AG (Industrials)	(a)(b)	470	84,359
Givaudan SA (Materials)	(a)	305	1,260,546
Glencore PLC (Materials)	(a)	30,402	197,817
IWG PLC (Real Estate)	(a)(b)	101,190	346,176
Julius Baer Group Ltd. (Financials)	(a)	388	22,463
Kuehne + Nagel International AG (Industrials)	(a)	1,753	497,728
Lonza Group AG (Health Care)	(a)	3,337	2,418,001
Nestle SA (Consumer Staples)	(a)	53,627	6,972,511
Novartis AG (Health Care)	(a)	82,556	7,247,715
PSP Swiss Property AG (Real Estate)	(a)	1,038	136,323
Roche Holding AG (Health Care)	(a)	10,525	4,164,339
Roche Holding AG (Health Care)	(a)	331	144,763
Sika AG (Materials)	(a)	7,141	2,362,626

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Switzerland (continued)
Straumann Holding AG (Health Care)	(a)	208	$ 332,111
Swatch Group AG / The (Consumer Discretionary)	(a)	6,622	1,877,495
Swiss Re AG (Financials)	(a)	8,926	849,701
Tecan Group AG (Health Care)	(a)	991	391,782
Temenos AG (Information Technology)	(a)	2,931	281,932
UBS Group AG (Financials)	(a)	39,068	763,440
VAT Group AG (Industrials)	(a)	865	329,339
Zurich Insurance Group AG (Financials)	(a)	2,168	1,070,774
			39,951,660
Germany–7.4%
Allianz SE (Financials)	(a)	22,538	5,382,257
BASF SE (Materials)	(a)	927	52,895
Bayer AG (Health Care)	(a)	22,019	1,506,079
Bayerische Motoren Werke AG (Consumer Discretionary)	(a)	25,602	2,212,461
Deutsche Boerse AG (Financials)	(a)	9,057	1,630,357
Deutsche Post AG (Industrials)	(a)	77,312	3,691,792
DWS Group GmbH & Co. KGaA (Financials)	(a)	23,254	849,864
E.ON SE (Utilities)	(a)	88,703	1,030,564
Evonik Industries AG (Materials)	(a)	58,859	1,632,892
Fraport AG Frankfurt Airport Services Worldwide (Industrials)	(a)(b)	1,694	93,904
Freenet AG (Communication Services)	(a)	3,728	99,765
HOCHTIEF AG (Industrials)	(a)	8,615	580,328
Infineon Technologies AG (Information Technology)	(a)	13,638	461,374
LEG Immobilien SE (Real Estate)	(a)	2,204	250,987
Mercedes-Benz Group AG (Consumer Discretionary)	(a)	26,893	1,887,606
Merck KGaA (Health Care)	(a)	4,401	919,081
Nemetschek SE (Information Technology)	(a)	1,397	134,159
Rational AG (Industrials)	(a)	278	191,465
Rheinmetall AG (Industrials)	(a)	307	64,890
SAP SE (Information Technology)	(a)	35,548	3,939,718
Scout24 SE (Communication Services)	(a)	55,113	3,142,108
Siemens AG (Industrials)	(a)	27,109	3,753,709
Symrise AG (Materials)	(a)	351	42,082
TeamViewer AG (Information Technology)	(a)(b)	8,940	132,020
Telefonica Deutschland Holding AG (Communication Services)	(a)	59,003	160,476
Wacker Chemie AG (Materials)	(a)	1,670	284,232
			34,127,065
Netherlands–4.0%
Argenx SE (Health Care)	(a)(b)	562	175,834
ASML Holding N.V. (Information Technology)	(a)	11,330	7,570,949
ASR Nederland N.V. (Financials)	(a)	28,035	1,308,839
Heineken N.V. (Consumer Staples)	(a)	3,761	359,664
IMCD N.V. (Industrials)	(a)	6,142	1,047,778
ING Groep N.V. (Financials)	(a)	15,058	157,219
Koninklijke Ahold Delhaize N.V. (Consumer Staples)	(a)	32,331	1,039,943
Koninklijke Vopak N.V. (Energy)	(a)	4,981	161,157
OCI N.V. (Materials)	(a)(b)	1,757	62,030
Prosus N.V. (Consumer Discretionary)	(a)	17,905	965,577
QIAGEN N.V. (Health Care)	(a)(b)	4,978	244,270
Randstad N.V. (Industrials)	(a)	21,778	1,310,053
Stellantis N.V. (Consumer Discretionary)	(a)	30,744	497,729
Wolters Kluwer N.V. (Industrials)	(a)	33,862	3,609,904
			18,510,946
Sweden–3.3%
Atlas Copco AB Class A (Industrials)	(a)	27,788	1,442,362
Avanza Bank Holding AB (Financials)	(a)	925	23,663
Elekta AB Class B (Health Care)	(a)	76,501	602,511
Epiroc AB Class A (Industrials)	(a)	6,161	131,777
Essity AB Class B (Consumer Staples)	(a)	20,976	495,013
Evolution AB (Consumer Discretionary)	(a)	1,197	121,776
Common Stocks (Continued)		Shares	Value
Sweden (continued)
Getinge AB Class B (Health Care)	(a)	911	$ 36,293
Hexagon AB Class B (Information Technology)	(a)	2,646	37,072
Holmen AB (Materials)	(a)	869	48,506
Indutrade AB (Industrials)	(a)	17,043	428,617
Investor AB Class B (Financials)	(a)	119,846	2,604,042
Lundin Energy AB (Energy)	(a)	18,547	778,494
Saab AB Class B (Industrials)	(a)	54,363	1,963,573
Sagax AB Class B (Real Estate)	(a)	3,417	103,689
Samhallsbyggnadsbolaget I Norden AB (Real Estate)	(a)	13,451	60,042
Swedish Match AB (Consumer Staples)	(a)	545,665	4,103,418
Tele2 AB Class B (Communication Services)	(a)	38,975	589,138
Telefonaktiebolaget LM Ericsson Class B (Information Technology)	(a)	181,732	1,656,586
			15,226,572
Hong Kong–2.8%
AIA Group Ltd. (Financials)	(a)	631,000	6,588,825
ASM Pacific Technology Ltd. (Information Technology)	(a)	21,200	213,430
Budweiser Brewing Co. APAC Ltd. (Consumer Staples)	(a)	56,200	148,404
CK Hutchison Holdings Ltd. (Industrials)	(a)	86,000	628,867
Hysan Development Co. Ltd. (Real Estate)	(c)	49,000	143,247
Jardine Matheson Holdings Ltd. (Industrials)	(a)	20,100	1,102,656
Kerry Properties Ltd. (Real Estate)	(a)	249,500	702,864
Link REIT (Real Estate)	(a)	2,800	23,845
New World Development Co. Ltd. (Real Estate)	(a)	53,000	215,029
SITC International Holdings Co. Ltd. (Industrials)	(a)	15,000	52,451
Sun Hung Kai Properties Ltd. (Real Estate)	(a)	22,000	261,744
Swire Properties Ltd. (Real Estate)	(a)	298,000	736,418
Techtronic Industries Co. Ltd. (Industrials)	(a)	122,000	1,954,618
WH Group Ltd. (Consumer Staples)	(a)	215,500	135,324
			12,907,722
Singapore–2.4%
City Developments Ltd. (Real Estate)	(a)	151,000	872,889
DBS Group Holdings Ltd. (Financials)	(a)	7,300	191,276
Jardine Cycle & Carriage Ltd. (Consumer Discretionary)	(a)	208,700	3,840,943
Mapletree Commercial Trust (Real Estate)	(a)	212,000	294,957
Oversea-Chinese Banking Corp. Ltd. (Financials)	(a)	83,900	761,128
Singapore Telecommunications Ltd. (Communication Services)	(a)	2,169,500	4,212,625
Suntec Real Estate Investment Trust (Real Estate)	(a)	84,500	108,657
United Overseas Bank Ltd. (Financials)	(a)	32,800	767,455
			11,049,930
Spain–2.2%
Acciona SA (Utilities)	(a)	9,833	1,879,432
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	321,094	1,833,423
Banco de Sabadell SA (Financials)	(a)	526,828	430,500
Banco Santander SA (Financials)	(a)	868,476	2,952,754
Bankinter SA (Financials)	(a)	50,897	298,214
Fluidra SA (Industrials)	(a)	2,706	78,297
Grifols SA (Health Care)	(a)	4,484	81,387
Iberdrola SA (Utilities)	(a)	4,438	48,507
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	106,870	2,330,297
			9,932,811
Italy–2.1%
Assicurazioni Generali SpA (Financials)	(a)	41,732	954,501
Banca Generali SpA (Financials)	(a)	8,001	296,038

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Italy (continued)
Banca Mediolanum SpA (Financials)	(a)	55,053	$ 467,816
BPER Banca (Financials)	(a)	83,074	144,891
Enel SpA (Utilities)	(a)	102,362	683,445
Eni SpA (Energy)	(a)	3,010	43,896
Hera SpA (Utilities)	(a)	58,480	215,449
Intesa Sanpaolo SpA (Financials)	(a)	641,677	1,468,647
Italgas SpA (Utilities)	(a)	92,399	592,782
Mediobanca Banca di Credito Finanziario SpA (Financials)	(a)	285,387	2,883,975
Moncler SpA (Consumer Discretionary)	(a)	4,041	224,202
PRADA SpA (Consumer Discretionary)	(a)	42,700	270,470
Reply SpA (Information Technology)	(a)	2,677	439,819
Snam SpA (Utilities)	(a)	24,722	142,561
UniCredit SpA (Financials)	(a)	67,859	732,045
UnipolSai Assicurazioni SpA (Financials)	(a)	42,981	127,063
			9,687,600
Denmark–1.6%
AP Moller - Maersk A/S Class B (Industrials)	(a)	82	246,407
Carlsberg A/S Class B (Consumer Staples)	(a)	2,809	344,837
Chr Hansen Holding A/S (Materials)	(a)	378	27,755
DSV A/S (Industrials)	(a)	520	99,661
Genmab A/S (Health Care)	(a)(b)	2,440	881,213
GN Store Nord AS (Health Care)	(a)	786	38,527
H Lundbeck A/S (Health Care)	(a)	7,496	172,715
Jyske Bank A/S (Financials)	(a)(b)	2,560	139,148
Novo Nordisk A/S Class B (Health Care)	(a)	44,425	4,927,447
Novozymes A/S (Materials)	(a)	4,686	321,292
Tryg A/S (Financials)	(a)	9,061	220,315
			7,419,317
Norway–1.4%
Aker BP ASA (Energy)	(a)	20,610	768,729
DNB Bank ASA (Financials)	(a)	6,150	139,045
Equinor ASA (Energy)	(a)	117,925	4,402,922
Nordic Semiconductor ASA (Information Technology)	(a)(b)	819	20,863
Norsk Hydro ASA (Materials)	(a)	36,145	351,180
Telenor ASA (Communication Services)	(a)	60,984	875,091
			6,557,830
Israel–1.2%
Bank Hapoalim BM (Financials)	(a)	318,265	3,151,022
Israel Discount Bank Ltd. Class A (Financials)	(a)	114,559	712,461
Teva Pharmaceutical Industries Ltd. (Health Care)	(a)(b)	177,871	1,660,294
			5,523,777
Finland–1.0%
Kesko Oyj Class B (Consumer Staples)	(a)	37,457	1,034,191
Kone Oyj Class B (Industrials)	(a)	11,691	611,791
Metso Outotec Oyj (Industrials)	(a)	3,420	28,829
Neste Oyj (Energy)	(a)	7,028	320,429
Nokia Oyj (Information Technology)	(a)(b)	375,074	2,065,539
Nordea Bank Abp (Financials)	(a)	68,747	707,544
Valmet Oyj (Industrials)	(a)	1,440	44,695
			4,813,018
Ireland–1.0%
AIB Group PLC (Financials)	(a)	13,753	30,292
Bank of Ireland Group PLC (Financials)	(a)(b)	39,321	250,047
Experian PLC (Industrials)	(a)	58,615	2,258,179
James Hardie Industries PLC (Materials)	(a)	37,666	1,129,908
Common Stocks (Continued)		Shares	Value
Ireland (continued)
Kerry Group PLC Class A (Consumer Staples)	(c)	366	$ 40,934
Kingspan Group PLC (Industrials)	(a)	7,768	759,297
			4,468,657
Belgium–0.9%
Elia Group SA / N.V. (Utilities)	(a)	2,400	366,170
Groupe Bruxelles Lambert SA (Financials)	(a)	10,999	1,138,135
KBC Group N.V. (Financials)	(a)	1,562	112,072
Solvay SA (Materials)	(a)	11,542	1,137,529
Warehouses De Pauw CVA (Real Estate)	(a)	34,531	1,489,872
			4,243,778
Portugal–0.7%
EDP - Energias de Portugal SA (Utilities)	(a)	364,226	1,792,678
Jeronimo Martins SGPS SA (Consumer Staples)	(a)	58,716	1,408,593
			3,201,271
Austria–0.6%
ams-OSRAM AG (Information Technology)	(a)(b)	10,614	162,468
ANDRITZ AG (Industrials)	(a)	20,564	949,723
BAWAG Group AG (Financials)	(a)	20,864	1,052,778
Erste Group Bank AG (Financials)	(a)	9,575	349,167
Raiffeisen Bank International AG (Financials)	(a)	4,114	58,407
Verbund AG (Utilities)	(a)	492	51,957
			2,624,500
New Zealand–0.3%
Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	(a)	71,749	1,203,962
Spark New Zealand Ltd. (Communication Services)	(a)	131,363	415,715
			1,619,677
Luxembourg–0.1%
RTL Group SA (Communication Services)	(a)	9,827	544,843
Mexico–0.0%
Fresnillo PLC (Materials)	(a)	20,723	198,386
Czech Republic–0.0%
Avast PLC (Information Technology)	(c)	18,267	135,820
Total Common Stocks (Cost $456,179,539)			$443,226,798

Preferred Securities–0.4%		Rate	Quantity	Value
Germany–0.4%
FUCHS PETROLUB SE (Materials)	(a)	3.026% (d)	10,170	$ 368,982
Sartorius AG (Health Care)	(a)	0.314% (d)	3,567	1,574,273
Volkswagen AG (Consumer Discretionary)	(a)	3.121% (d)	739	126,998
Total Preferred Securities (Cost $2,643,963)				$2,070,253

Money Market Funds – 2.2%Germany–0.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(e)	9,928,881	$ 9,927,888
Total Money Market Funds (Cost $9,928,267)			$9,927,888
Total Investments – 98.6% (Cost $468,751,769)	(f)		$455,224,939
Other Assets in Excess of Liabilities – 1.4%	(g)		6,281,430
Net Assets – 100.0%			$461,506,369

Percentages are stated as a percent of net assets.

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Footnotes:
(a)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $436,132,560 or 94.5% of the Portfolio’s net assets.
(b)	Non-income producing security.
(c)	As discussed in Note 2 of the Notes to Schedules of Investments, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $9,164,491 or 2.0% of the Portfolio’s net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)	Represents twelve-month dividend yield. Rates are determined by actual distributions, which are impacted by factors unique to each preference share such as board authorization, distributable earnings, and preferred payout features compared to other classes of equity.
(e)	Rate represents the seven-day yield at March 31, 2022.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(g)	Includes $637,619 of cash pledged as collateral for the futures contracts outstanding at March 31, 2022. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	March 31, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	98	June 17, 2022	$10,051,881	$10,507,560	$455,679	$(213,899)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson Forty Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–96.3%		Shares	Value
Communication Services–16.8%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	2,064	$ 5,764,731
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,082	2,541,023
Match Group, Inc. (Interactive Media & Svs.)	(a)	19,185	2,086,177
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	10,057	2,236,275
Netflix, Inc. (Entertainment)	(a)	5,804	2,174,120
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	103,421	3,722,122
Walt Disney Co. / The (Entertainment)	(a)	16,300	2,235,708
			20,760,156
Consumer Discretionary–15.7%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	3,356	10,940,392
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	16,646	1,287,735
Farfetch Ltd. Class A (Internet & Direct Marketing Retail)	(a)	36,181	547,057
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	(b)	2,966	2,117,127
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		12,183	1,639,344
Rivian Automotive, Inc. Class A (Automobiles)	(a)	12,823	644,227
TJX Cos., Inc. / The (Specialty Retail)		36,389	2,204,446
			19,380,328
Consumer Staples–1.0%
Olaplex Holdings, Inc. (Personal Products)	(a)	80,640	1,260,403
Health Care–12.0%
AbbVie, Inc. (Biotechnology)		12,819	2,078,088
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,980	3,043,280
Danaher Corp. (Life Sciences Tools & Svs.)		16,710	4,901,544
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	4,731	2,420,380
Horizon Therapeutics PLC (Biotechnology)	(a)	22,241	2,339,976
			14,783,268
Industrials–8.4%
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	93,921	2,271,949
CoStar Group, Inc. (Professional Svs.)	(a)	38,265	2,548,832
Deere & Co. (Machinery)		6,993	2,905,312
Howmet Aerospace, Inc. (Aerospace & Defense)		73,510	2,641,949
			10,368,042
Common Stocks (Continued)		Shares	Value
Information Technology–34.6%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		39,185	$ 6,842,093
ASML Holding N.V. (Semiconductors & Equip.)		5,869	3,920,081
Atlassian Corp. PLC Class A (Software)	(a)	6,751	1,983,646
Block, Inc. (IT Svs.)	(a)	5,256	712,714
Mastercard, Inc. Class A (IT Svs.)		17,534	6,266,301
Microsoft Corp. (Software)		43,985	13,561,015
NVIDIA Corp. (Semiconductors & Equip.)		5,936	1,619,697
Texas Instruments, Inc. (Semiconductors & Equip.)		12,945	2,375,149
Twilio, Inc. Class A (IT Svs.)	(a)	12,192	2,009,363
Unity Software, Inc. (Software)	(a)	8,657	858,861
Workday, Inc. Class A (Software)	(a)	10,670	2,555,038
			42,703,958
Materials–5.1%
Crown Holdings, Inc. (Containers & Packaging)		36,098	4,515,499
Sherwin-Williams Co. / The (Chemicals)		7,017	1,751,583
			6,267,082
Real Estate–2.7%
American Tower Corp. (Equity REIT)		13,535	3,400,263
Total Common Stocks (Cost $86,358,003)			$118,923,500

Warrants–0.0%	Expiration	Strike Price	Quantity	Value
Communication Services–0.0%
Grab Holdings Ltd. (Internet & Direct Marketing Retail)	12/01/2026	$11.50	9,613	$ 7,402
Total Warrants (Cost $27,745)				$7,402

Money Market Funds–2.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(c)	2,818,588	$ 2,818,306
Total Money Market Funds (Cost $2,817,797)			$2,818,306
Total Investments – 98.6% (Cost $89,203,545)	(d)		$121,749,208
Other Assets in Excess of Liabilities – 1.4%			1,744,401
Net Assets – 100.0%			$123,493,609

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board. These securities represent $2,117,127 or 1.7% of the Portfolio’s net assets.
(c)	Rate represents the seven-day yield at March 31, 2022.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Small Cap Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–96.0%		Shares	Value
Communication Services–0.9%
AMC Networks, Inc. Class A (Media)	(a)	3,530	$ 143,424
Cars.com, Inc. (Interactive Media & Svs.)	(a)	5,115	73,809
Cinemark Holdings, Inc. (Entertainment)	(a)	9,019	155,848
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		3,530	234,216
EW Scripps Co. / The Class A (Media)	(a)	8,220	170,894
TechTarget, Inc. (Media)	(a)	2,320	188,570
Vonage Holdings Corp. (Diversified Telecom. Svs.)	(a)	19,669	399,084
			1,365,845
Consumer Discretionary–12.9%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	5,210	166,668
Academy Sports & Outdoors, Inc. (Specialty Retail)		6,319	248,969
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	4,134	122,821
American Axle & Manufacturing Holdings, Inc. (Auto Components)	(a)	19,150	148,604
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	1,826	292,525
Bed Bath & Beyond, Inc. (Specialty Retail)	(a)	8,785	197,926
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)		6,750	148,095
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	2,520	238,871
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	3,970	151,495
Buckle, Inc. / The (Specialty Retail)		4,240	140,090
Cavco Industries, Inc. (Household Durables)	(a)	850	204,723
Century Communities, Inc. (Household Durables)		2,540	136,068
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)	(a)	3,690	146,825
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	3,360	164,976
Designer Brands, Inc. Class A (Specialty Retail)	(a)	10,040	135,640
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		1,840	143,428
Dorman Products, Inc. (Auto Components)	(a)	2,510	238,525
Fisker, Inc. (Automobiles)	(a)	34,260	441,954
Five Below, Inc. (Specialty Retail)	(a)	4,460	706,330
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	8,710	705,510
Fox Factory Holding Corp. (Auto Components)	(a)	10,330	1,011,823
Gentherm, Inc. (Auto Components)	(a)	2,750	200,860
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	1,470	85,363
Group 1 Automotive, Inc. (Specialty Retail)		1,410	236,640
Haverty Furniture Cos., Inc. (Specialty Retail)		3,820	104,744
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	25,570	1,329,896
Installed Building Products, Inc. (Household Durables)		1,958	165,431
iRobot Corp. (Household Durables)	(a)	2,450	155,330
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		1,558	145,533
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		3,960	163,746
LCI Industries (Auto Components)		2,180	226,306
LGI Homes, Inc. (Household Durables)	(a)	1,930	188,522
Life Time Group Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	42,119	612,410
Lithia Motors, Inc. (Specialty Retail)		2,940	882,353
Lovesac Co. / The (Household Durables)	(a)	12,892	696,942
M.D.C. Holdings, Inc. (Household Durables)		4,850	183,524
MarineMax, Inc. (Specialty Retail)	(a)	3,640	146,546
Meritage Homes Corp. (Household Durables)	(a)	3,170	251,159
National Vision Holdings, Inc. (Specialty Retail)	(a)	23,350	1,017,359
ODP Corp. / The (Specialty Retail)	(a)	4,400	201,652
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		2,010	181,905
Patrick Industries, Inc. (Auto Components)		1,980	119,394
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	12,030	$ 1,016,294
Rent-A-Center, Inc. (Specialty Retail)		4,917	123,859
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	9,740	152,236
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,100	210,490
Shutterstock, Inc. (Internet & Direct Marketing Retail)		2,040	189,883
Signet Jewelers Ltd. (Specialty Retail)		4,460	324,242
Skyline Champion Corp. (Household Durables)	(a)	15,670	859,970
Sleep Number Corp. (Specialty Retail)	(a)	12,750	646,553
Sonos, Inc. (Household Durables)	(a)	9,149	258,185
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		6,550	253,092
Strategic Education, Inc. (Diversified Consumer Svs.)		2,073	137,606
Sturm Ruger & Co., Inc. (Leisure Products)		2,740	190,759
Vista Outdoor, Inc. (Leisure Products)	(a)	5,450	194,511
Wingstop, Inc. (Hotels, Restaurants & Leisure)		7,090	832,012
Winnebago Industries, Inc. (Automobiles)		2,890	156,147
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		7,240	163,334
			18,896,654
Consumer Staples–3.5%
B&G Foods, Inc. (Food Products)		6,090	164,308
Cal-Maine Foods, Inc. (Food Products)		4,760	262,847
Celsius Holdings, Inc. (Beverages)	(a)	3,100	171,058
Central Garden & Pet Co. Class A (Household Products)	(a)	3,610	147,216
Chefs' Warehouse, Inc. / The (Food & Staples Retailing)	(a)	31,000	1,010,600
Coca-Cola Consolidated, Inc. (Beverages)		340	168,929
Edgewell Personal Care Co. (Personal Products)		4,650	170,516
Fresh Del Monte Produce, Inc. (Food Products)		6,300	163,233
Freshpet, Inc. (Food Products)	(a)	3,790	389,006
Hostess Brands, Inc. (Food Products)	(a)	10,075	221,045
Inter Parfums, Inc. (Personal Products)		2,410	212,200
J & J Snack Foods Corp. (Food Products)		1,300	201,630
Medifast, Inc. (Personal Products)		1,020	174,196
National Beverage Corp. (Beverages)		3,180	138,330
PriceSmart, Inc. (Food & Staples Retailing)		1,960	154,585
Simply Good Foods Co. / The (Food Products)	(a)	7,200	273,240
TreeHouse Foods, Inc. (Food Products)	(a)	4,709	151,912
United Natural Foods, Inc. (Food & Staples Retailing)	(a)	4,820	199,307
USANA Health Sciences, Inc. (Personal Products)	(a)	1,970	156,517
Vector Group Ltd. (Tobacco)		13,620	163,985
Vital Farms, Inc. (Food Products)	(a)	20,510	253,504
WD-40 Co. (Household Products)		1,140	208,882
			5,157,046
Energy–4.1%
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	4,750	280,630
ChampionX Corp. (Energy Equip. & Svs.)		20,060	491,069
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)		5,689	339,690
Core Laboratories N.V. (Energy Equip. & Svs.)		7,290	230,583
Green Plains, Inc. (Oil, Gas & Consumable Fuels)	(a)	5,960	184,820
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		9,010	385,448
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		28,531	674,758
Matador Resources Co. (Oil, Gas & Consumable Fuels)		30,870	1,635,493
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		15,640	242,107
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)	(a)	7,990	194,716
Renewable Energy Group, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,840	232,896

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
RPC, Inc. (Energy Equip. & Svs.)	(a)	820	$ 8,749
SM Energy Co. (Oil, Gas & Consumable Fuels)		11,250	438,187
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	80,110	574,389
World Fuel Services Corp. (Oil, Gas & Consumable Fuels)		4,930	133,307
			6,046,842
Financials–13.5%
American Equity Investment Life Holding Co. (Insurance)		7,460	297,729
Ameris Bancorp (Banks)		5,910	259,331
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		11,680	162,702
Assured Guaranty Ltd. (Insurance)		6,640	422,702
Axos Financial, Inc. (Thrifts & Mortgage Finance)	(a)	4,330	200,869
B. Riley Financial, Inc. (Capital Markets)		2,670	186,793
BancFirst Corp. (Banks)		2,560	213,018
BankUnited, Inc. (Banks)		8,010	352,119
Banner Corp. (Banks)		3,130	183,199
Brightsphere Investment Group, Inc. (Capital Markets)		2,827	68,555
Brookline Bancorp, Inc. (Banks)		11,040	174,653
Columbia Banking System, Inc. (Banks)		6,120	197,492
Community Bank System, Inc. (Banks)		4,580	321,287
Customers Bancorp, Inc. (Banks)	(a)	2,500	130,350
CVB Financial Corp. (Banks)		10,890	252,757
Dime Community Bancshares, Inc. (Banks)		5,370	185,641
Donnelley Financial Solutions, Inc. (Capital Markets)	(a)	310	10,311
Eagle Bancorp, Inc. (Banks)		3,330	189,843
Employers Holdings, Inc. (Insurance)		4,390	180,078
Encore Capital Group, Inc. (Consumer Finance)	(a)	3,210	201,363
Enova International, Inc. (Consumer Finance)	(a)	5,190	197,064
FB Financial Corp. (Banks)		4,240	188,341
First BanCorp (Banks)		18,380	241,146
First Financial Bancorp (Banks)		7,980	183,939
First Financial Bankshares, Inc. (Banks)		21,950	968,434
First Hawaiian, Inc. (Banks)		11,000	306,790
Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance)		4,200	178,080
Genworth Financial, Inc. Class A (Insurance)	(a)	48,010	181,478
Hilltop Holdings, Inc. (Banks)		5,070	149,058
Hope Bancorp, Inc. (Banks)		11,840	190,387
Houlihan Lokey, Inc. (Capital Markets)		10,750	943,850
Independent Bank Corp. (Banks)		3,783	309,033
Independent Bank Group, Inc. (Banks)		3,060	217,750
Investors Bancorp, Inc. (Banks)		19,420	289,941
James River Group Holdings Ltd. (Insurance)		4,800	118,752
KKR Real Estate Finance Trust, Inc. (Mortgage REIT)		8,420	173,536
Lakeland Financial Corp. (Banks)		1,840	134,320
Live Oak Bancshares, Inc. (Banks)		12,750	648,847
Meta Financial Group, Inc. (Banks)		2,510	137,849
Mr. Cooper Group, Inc. (Thrifts & Mortgage Finance)	(a)	6,180	282,241
National Bank Holdings Corp. Class A (Banks)		4,450	179,246
NBT Bancorp, Inc. (Banks)		4,690	169,450
New York Mortgage Trust, Inc. (Mortgage REIT)		38,720	141,328
NMI Holdings, Inc. Class A (Thrifts & Mortgage Finance)	(a)	7,570	156,093
Northwest Bancshares, Inc. (Banks)		12,660	171,037
P10, Inc. Class A (Capital Markets)	(a)	25,191	305,315
Pacific Premier Bancorp, Inc. (Banks)		8,070	285,274
Park National Corp. (Banks)		1,420	186,560
Piper Sandler Cos. (Capital Markets)		1,530	200,812
PRA Group, Inc. (Consumer Finance)	(a)	4,720	212,778
ProAssurance Corp. (Insurance)		7,110	191,117
Provident Financial Services, Inc. (Thrifts & Mortgage Finance)		7,540	176,436
Redwood Trust, Inc. (Mortgage REIT)		16,000	168,480
Renasant Corp. (Banks)		4,640	155,208
Ryan Specialty Group Holdings, Inc. Class A (Insurance)	(a)	22,179	860,323
Seacoast Banking Corp. of Florida (Banks)		4,890	171,248
Common Stocks (Continued)		Shares	Value
Financials (continued)
ServisFirst Bancshares, Inc. (Banks)		3,930	$ 374,490
Simmons First National Corp. Class A (Banks)		9,350	245,157
SiriusPoint Ltd. (Insurance)	(a)	16,800	125,664
Southside Bancshares, Inc. (Banks)		4,430	180,877
StepStone Group, Inc. Class A (Capital Markets)		26,440	874,106
Stewart Information Services Corp. (Insurance)		3,030	183,648
Stifel Financial Corp. (Capital Markets)		12,100	821,590
StoneX Group, Inc. (Capital Markets)	(a)	2,800	207,844
Triumph Bancorp, Inc. (Banks)	(a)	2,360	221,887
Trupanion, Inc. (Insurance)	(a)	14,010	1,248,571
Trustmark Corp. (Banks)		110	3,343
Two Harbors Investment Corp. (Mortgage REIT)		26,710	147,706
United Community Banks, Inc. (Banks)		8,232	286,474
Veritex Holdings, Inc. (Banks)		3,580	136,649
Virtus Investment Partners, Inc. (Capital Markets)		650	155,993
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)		2,560	331,315
WSFS Financial Corp. (Thrifts & Mortgage Finance)		5,151	240,140
			19,747,787
Health Care–16.5%
ADC Therapeutics SA (Biotechnology)	(a)	14,674	215,561
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	11,420	257,178
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	4,030	420,450
Annexon, Inc. (Biotechnology)	(a)	21,100	57,603
Apollo Medical Holdings, Inc. (Health Care Providers & Svs.)	(a)	2,740	132,808
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	12,850	590,971
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	3,134	367,806
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	17,920	1,176,806
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	2,810	333,182
Blueprint Medicines Corp. (Biotechnology)	(a)	7,350	469,518
Cardiovascular Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,410	99,666
Certara, Inc. (Health Care Technology)	(a)	26,120	561,058
Coherus Biosciences, Inc. (Biotechnology)	(a)	27,640	356,832
Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	15,940	189,208
CONMED Corp. (Health Care Equip. & Supplies)		2,520	374,346
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	9,360	210,787
Covetrus, Inc. (Health Care Providers & Svs.)	(a)	8,680	145,737
Cytokinetics, Inc. (Biotechnology)	(a)	6,940	255,461
Eagle Pharmaceuticals, Inc. (Biotechnology)	(a)	4,357	215,628
Emergent BioSolutions, Inc. (Biotechnology)	(a)	3,789	155,576
Ensign Group, Inc. / The (Health Care Providers & Svs.)		4,350	391,544
Erasca, Inc. (Biotechnology)	(a)	16,147	138,864
Figs, Inc. Class A (Health Care Equip. & Supplies)	(a)	28,771	619,152
Fulgent Genetics, Inc. (Health Care Providers & Svs.)	(a)	2,310	144,167
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	3,959	228,909
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	5,051	245,731
Health Catalyst, Inc. (Health Care Technology)	(a)	31,950	834,853
Heska Corp. (Health Care Equip. & Supplies)	(a)	969	133,993
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	13,470	1,220,921
Insmed, Inc. (Biotechnology)	(a)	20,429	480,082
Instil Bio, Inc. (Biotechnology)	(a)	21,460	230,695
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	2,840	228,819
Intellia Therapeutics, Inc. (Biotechnology)	(a)	8,500	617,695
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	5,260	828,292
iTeos Therapeutics, Inc. (Biotechnology)	(a)	9,500	305,710

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	4,780	$ 264,382
Legend Biotech Corp. – ADR (Biotechnology)	(a)	9,510	345,593
LianBio – ADR (Biotechnology)	(a)	5,298	19,656
Ligand Pharmaceuticals, Inc. (Biotechnology)	(a)	1,396	157,036
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	7,430	174,456
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	4,190	278,719
Mesa Laboratories, Inc. (Health Care Equip. & Supplies)		710	180,965
ModivCare, Inc. (Health Care Providers & Svs.)	(a)	1,273	146,891
Myriad Genetics, Inc. (Biotechnology)	(a)	6,470	163,044
Nektar Therapeutics (Pharmaceuticals)	(a)	14,570	78,532
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	10,157	123,408
NextGen Healthcare, Inc. (Health Care Technology)	(a)	9,710	203,036
Omnicell, Inc. (Health Care Technology)	(a)	3,680	476,523
Outset Medical, Inc. (Health Care Equip. & Supplies)	(a)	27,150	1,232,610
Owens & Minor, Inc. (Health Care Providers & Svs.)		6,400	281,728
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	3,660	279,331
Praxis Precision Medicines, Inc. (Biotechnology)	(a)	17,730	181,023
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	4,080	215,995
RadNet, Inc. (Health Care Providers & Svs.)	(a)	7,950	177,842
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	27,150	194,394
REGENXBIO, Inc. (Biotechnology)	(a)	5,120	169,933
Relay Therapeutics, Inc. (Biotechnology)	(a)	14,700	439,971
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	4,780	899,070
Select Medical Holdings Corp. (Health Care Providers & Svs.)		9,420	225,986
Sight Sciences, Inc. (Health Care Equip. & Supplies)	(a)	15,660	181,030
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	17,440	720,098
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	5,840	188,749
Surmodics, Inc. (Health Care Equip. & Supplies)	(a)	3,320	150,496
Tivity Health, Inc. (Health Care Providers & Svs.)	(a)	7,350	236,450
Treace Medical Concepts, Inc. (Health Care Equip. & Supplies)	(a)	27,373	517,623
Turning Point Therapeutics, Inc. (Biotechnology)	(a)	8,890	238,697
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	5,230	379,803
Vericel Corp. (Biotechnology)	(a)	3,990	152,498
Vir Biotechnology, Inc. (Biotechnology)	(a)	14,690	377,827
Xencor, Inc. (Biotechnology)	(a)	5,010	133,667
Y-mAbs Therapeutics, Inc. (Biotechnology)	(a)	24,070	285,952
Zentalis Pharmaceuticals, Inc. (Biotechnology)	(a)	7,730	356,662
Zimvie, Inc. (Health Care Equip. & Supplies)	(a)	1,510	34,488
			24,099,773
Industrials–16.6%
AAON, Inc. (Building Products)		3,530	196,727
AAR Corp. (Aerospace & Defense)	(a)	4,420	214,061
ABM Industries, Inc. (Commercial Svs. & Supplies)		5,880	270,715
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	(a)	6,090	239,641
AeroVironment, Inc. (Aerospace & Defense)	(a)	1,930	181,690
Alamo Group, Inc. (Machinery)		1,130	162,483
Albany International Corp. Class A (Machinery)		2,590	218,389
Allegiant Travel Co. (Airlines)	(a)	1,130	183,501
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		3,340	342,884
ArcBest Corp. (Road & Rail)		2,440	196,420
Arcosa, Inc. (Construction & Engineering)		4,130	236,443
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Astec Industries, Inc. (Machinery)		2,850	$ 122,550
Atlas Air Worldwide Holdings, Inc. (Air Freight & Logistics)	(a)	2,620	226,289
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	6,060	834,644
AZEK Co., Inc. / The (Building Products)	(a)	25,410	631,184
AZZ, Inc. (Electrical Equip.)		3,380	163,051
Barnes Group, Inc. (Machinery)		3,920	157,545
Boise Cascade Co. (Trading Companies & Distributors)		3,460	240,366
Brady Corp. Class A (Commercial Svs. & Supplies)		4,230	195,722
Comfort Systems U.S.A., Inc. (Construction & Engineering)		3,020	268,810
Driven Brands Holdings, Inc. (Commercial Svs. & Supplies)	(a)	36,410	956,855
Encore Wire Corp. (Electrical Equip.)		2,380	271,487
EnPro Industries, Inc. (Machinery)		2,070	202,301
ESCO Technologies, Inc. (Machinery)		2,290	160,117
Exponent, Inc. (Professional Svs.)		4,430	478,661
Federal Signal Corp. (Machinery)		5,150	173,813
Forward Air Corp. (Air Freight & Logistics)		2,420	236,628
Franklin Electric Co., Inc. (Machinery)		3,280	272,371
Gibraltar Industries, Inc. (Building Products)	(a)	2,710	116,395
GMS, Inc. (Trading Companies & Distributors)	(a)	4,070	202,564
Granite Construction, Inc. (Construction & Engineering)		4,660	152,848
Griffon Corp. (Building Products)		6,550	131,197
Hayward Holdings, Inc. (Building Products)	(a)	45,680	759,202
Herc Holdings, Inc. (Trading Companies & Distributors)		7,140	1,193,023
Hillenbrand, Inc. (Machinery)		6,520	287,988
HNI Corp. (Commercial Svs. & Supplies)		4,200	155,610
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	2,970	229,314
Insperity, Inc. (Professional Svs.)		8,720	875,662
ITT, Inc. (Machinery)		10,528	791,811
John Bean Technologies Corp. (Machinery)		11,320	1,341,080
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	9,404	169,742
Korn Ferry (Professional Svs.)		4,710	305,867
Kornit Digital Ltd. (Machinery)	(a)	8,620	712,788
Lindsay Corp. (Machinery)		1,070	168,001
ManTech International Corp. Class A (Professional Svs.)		2,290	197,375
Matson, Inc. (Marine)		3,810	459,562
Meritor, Inc. (Machinery)	(a)	7,320	260,372
Middleby Corp. / The (Machinery)	(a)	4,860	796,748
Moog, Inc. Class A (Aerospace & Defense)		2,460	215,988
Mueller Industries, Inc. (Machinery)		4,750	257,307
MYR Group, Inc. (Construction & Engineering)	(a)	2,280	214,411
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		23,790	123,708
Resideo Technologies, Inc. (Building Products)	(a)	12,440	296,445
Saia, Inc. (Road & Rail)	(a)	4,779	1,165,216
Simpson Manufacturing Co., Inc. (Building Products)		8,670	945,377
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	4,830	780,963
SPX Corp. (Machinery)	(a)	3,807	188,104
SPX FLOW, Inc. (Machinery)		3,740	322,463
Tennant Co. (Machinery)		2,250	177,300
Tetra Tech, Inc. (Commercial Svs. & Supplies)		8,580	1,415,185
U.S. Ecology, Inc. (Commercial Svs. & Supplies)	(a)	4,190	200,617
UFP Industries, Inc. (Building Products)		5,290	408,176
UniFirst Corp. (Commercial Svs. & Supplies)		1,270	234,036
			24,287,793
Information Technology–19.3%
3D Systems Corp. (Tech. Hardware, Storage & Periph.)	(a)	10,730	178,976
8x8, Inc. (Software)	(a)	9,319	117,326
ADTRAN, Inc. (Communications Equip.)		10,400	191,880
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		3,220	277,178
Alarm.com Holdings, Inc. (Software)	(a)	3,760	249,890

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	25,240	$ 716,816
Ambarella, Inc. (Semiconductors & Equip.)	(a)	6,140	644,209
Anaplan, Inc. (Software)	(a)	10,110	657,656
Axcelis Technologies, Inc. (Semiconductors & Equip.)	(a)	2,350	177,496
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		2,470	246,284
BigCommerce Holdings, Inc. Series 1 (IT Svs.)	(a)	22,690	497,138
Blackline, Inc. (Software)	(a)	10,260	751,237
Bottomline Technologies DE, Inc. (Software)	(a)	4,680	265,262
Braze, Inc. Class A (Software)	(a)	8,785	364,314
Cerence, Inc. (Software)	(a)	2,723	98,300
Cohu, Inc. (Semiconductors & Equip.)	(a)	4,400	130,240
CSG Systems International, Inc. (IT Svs.)		2,350	149,390
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	12,144	702,530
Diodes, Inc. (Semiconductors & Equip.)	(a)	3,700	321,863
Enfusion, Inc. Class A (Software)	(a)	21,526	273,811
EVERTEC, Inc. (IT Svs.)		5,340	218,566
ExlService Holdings, Inc. (IT Svs.)	(a)	2,890	414,050
Extreme Networks, Inc. (Communications Equip.)	(a)	15,620	190,720
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,110	326,954
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,340	121,493
FormFactor, Inc. (Semiconductors & Equip.)	(a)	6,810	286,224
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,010	323,033
InterDigital, Inc. (Software)		2,560	163,328
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,750	197,550
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	8,500	183,005
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		5,310	297,466
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	21,885	1,333,891
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		3,460	862,959
LivePerson, Inc. (Software)	(a)	5,529	135,018
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	17,138	1,026,052
Manhattan Associates, Inc. (Software)	(a)	7,708	1,069,177
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	5,930	346,016
Monday.com Ltd. (Software)	(a)	2,890	456,822
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	191,710
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	8,225	1,170,335
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	11,460	995,759
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,837	156,365
Perficient, Inc. (IT Svs.)	(a)	2,710	298,344
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,500	204,525
Progress Software Corp. (Software)		3,160	148,804
Rambus, Inc. (Semiconductors & Equip.)	(a)	9,360	298,490
Rapid7, Inc. (Software)	(a)	11,104	1,235,209
Rogers Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,630	442,871
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	5,660	228,777
Semtech Corp. (Semiconductors & Equip.)	(a)	10,650	738,471
Shift4 Payments, Inc. Class A (IT Svs.)	(a)	12,582	779,203
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	6,070	911,714
Smartsheet, Inc. Class A (Software)	(a)	11,910	652,430
SPS Commerce, Inc. (Software)	(a)	3,120	409,344
Switch, Inc. Class A (IT Svs.)		30,380	936,312
Synaptics, Inc. (Semiconductors & Equip.)	(a)	6,255	1,247,873
TTEC Holdings, Inc. (IT Svs.)		1,750	144,410
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,850	175,617
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	3,830	162,354
Unisys Corp. (IT Svs.)	(a)	8,300	179,363
Varonis Systems, Inc. (Software)	(a)	23,610	1,122,419
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Viavi Solutions, Inc. (Communications Equip.)	(a)	19,550	$ 314,364
Xperi Holding Corp. (Software)		8,650	149,818
			28,259,001
Materials–3.4%
Allegheny Technologies, Inc. (Metals & Mining)	(a)	10,700	287,188
Arconic Corp. (Metals & Mining)	(a)	8,080	207,010
Balchem Corp. (Chemicals)		2,790	381,393
Carpenter Technology Corp. (Metals & Mining)		4,690	196,886
Compass Minerals International, Inc. (Metals & Mining)		2,478	155,594
Element Solutions, Inc. (Chemicals)		35,570	778,983
Ferro Corp. (Chemicals)	(a)	10,670	231,966
H.B. Fuller Co. (Chemicals)		4,520	298,636
Innospec, Inc. (Chemicals)		2,190	202,684
Livent Corp. (Chemicals)	(a)	12,820	334,217
O-I Glass, Inc. (Containers & Packaging)	(a)	14,010	184,652
Quaker Chemical Corp. (Chemicals)		1,100	190,091
Ranpak Holdings Corp. (Containers & Packaging)	(a)	31,778	649,225
Schweitzer-Mauduit International, Inc. (Paper & Forest Products)		3,890	106,975
Stepan Co. (Chemicals)		1,770	174,894
Sylvamo Corp. (Paper & Forest Products)	(a)	6,190	206,003
Trinseo PLC (Chemicals)		3,160	151,427
Warrior Met Coal, Inc. (Metals & Mining)		3,860	143,245
			4,881,069
Real Estate–4.3%
Agree Realty Corp. (Equity REIT)		5,300	351,708
American Assets Trust, Inc. (Equity REIT)		5,070	192,102
Brandywine Realty Trust (Equity REIT)		14,450	204,323
CareTrust REIT, Inc. (Equity REIT)		8,080	155,944
Community Healthcare Trust, Inc. (Equity REIT)		3,490	147,313
DiamondRock Hospitality Co. (Equity REIT)	(a)	18,760	189,476
Douglas Elliman, Inc. (Real Estate Mgmt. & Development)		6,810	49,713
Easterly Government Properties, Inc. (Equity REIT)		8,296	175,377
Essential Properties Realty Trust, Inc. (Equity REIT)		9,500	240,350
Four Corners Property Trust, Inc. (Equity REIT)		6,770	183,061
Getty Realty Corp. (Equity REIT)		5,630	161,131
Global Net Lease, Inc. (Equity REIT)		9,430	148,334
Independence Realty Trust, Inc. (Equity REIT)		15,782	417,276
Industrial Logistics Properties Trust (Equity REIT)		7,170	162,544
Innovative Industrial Properties, Inc. (Equity REIT)		2,040	419,016
LTC Properties, Inc. (Equity REIT)		5,110	196,582
LXP Industrial Trust (Equity REIT)		23,230	364,711
NexPoint Residential Trust, Inc. (Equity REIT)		1,600	144,496
Office Properties Income Trust (Equity REIT)		6,400	164,672
Realogy Holdings Corp. (Real Estate Mgmt. & Development)	(a)	10,280	161,190
Retail Opportunity Investments Corp. (Equity REIT)		10,100	195,839
Safehold, Inc. (Equity REIT)		2,510	139,180
SITE Centers Corp. (Equity REIT)		14,460	241,627
St. Joe Co. / The (Real Estate Mgmt. & Development)		3,880	229,851
Tanger Factory Outlet Centers, Inc. (Equity REIT)		10,180	174,994
Uniti Group, Inc. (Equity REIT)		20,270	278,915
Urban Edge Properties (Equity REIT)		8,010	152,991
Veris Residential, Inc. (Equity REIT)	(a)	10,860	188,855
Washington Real Estate Investment Trust (Equity REIT)		7,650	195,075
Xenia Hotels & Resorts, Inc. (Equity REIT)	(a)	10,060	194,057
			6,220,703
Utilities–1.0%
American States Water Co. (Water Utilities)		3,140	279,523
Avista Corp. (Multi-Utilities)		5,790	261,418
California Water Service Group (Water Utilities)		4,230	250,754

(continued)

Ohio National Fund, Inc.	ON AB Small Cap Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Chesapeake Utilities Corp. (Gas Utilities)	1,500	$ 206,640
Middlesex Water Co. (Water Utilities)	1,580	166,169
South Jersey Industries, Inc. (Gas Utilities)	8,620	297,821
		1,462,325
Total Common Stocks (Cost $148,821,884)		$140,424,838

Exchange Traded Funds–0.6%	Shares	Value
iShares Core S&P Small-Cap ETF	7,367	$ 794,752
Total Exchange Traded Funds (Cost $798,923)		$794,752
Money Market Funds–1.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(b)	1,621,360	$ 1,621,198
Total Money Market Funds (Cost $1,621,170)			$1,621,198
Total Investments – 97.7% (Cost $151,241,977)	(c)		$142,840,788
Other Assets in Excess of Liabilities – 2.3%			3,399,782
Net Assets – 100.0%			$146,240,570

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–99.1%		Shares	Value
Communication Services–1.6%
Criteo SA – ADR (Media)	(a)	9,420	$ 256,601
Discovery, Inc. Class A (Media)	(a)	2,020	50,338
Discovery, Inc. Class C (Media)	(a)	2,360	58,929
Fox Corp. Class A (Media)		2,040	80,478
Interpublic Group of Cos., Inc. / The (Media)		2,400	85,080
Liberty Broadband Corp. Class A (Media)	(a)	480	62,909
Liberty Broadband Corp. Class C (Media)	(a)	660	89,311
Liberty Media Corp. - Liberty Formula One Class C (Media)	(a)	1,385	96,729
Liberty Media Corp. - Liberty SiriusXM Class A (Media)	(a)	1,330	60,794
Match Group, Inc. (Interactive Media & Svs.)	(a)	920	100,041
Omnicom Group, Inc. (Media)		930	78,938
Paramount Global Class B (Media)		2,310	87,341
Roku, Inc. (Entertainment)	(a)	450	56,372
Sirius XM Holdings, Inc. (Media)		10,060	66,597
Spotify Technology SA (Entertainment)	(a)	550	83,061
Take-Two Interactive Software, Inc. (Entertainment)	(a)	470	72,258
Twitter, Inc. (Interactive Media & Svs.)	(a)	3,190	123,421
			1,509,198
Consumer Discretionary–14.2%
Advance Auto Parts, Inc. (Specialty Retail)		380	78,645
Aptiv PLC (Auto Components)	(a)	1,100	131,681
Aramark (Hotels, Restaurants & Leisure)		1,962	73,771
AutoZone, Inc. (Specialty Retail)	(a)	90	184,012
Best Buy Co., Inc. (Specialty Retail)		940	85,446
Burlington Stores, Inc. (Specialty Retail)	(a)	264	48,093
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	770	59,567
CarMax, Inc. (Specialty Retail)	(a)	671	64,738
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	3,130	63,289
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		3,697	340,087
Carvana Co. (Specialty Retail)	(a)	270	32,208
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	110	174,023
D.R. Horton, Inc. (Household Durables)		1,350	100,589
Dana, Inc. (Auto Components)		8,858	155,635
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		530	70,464
Dine Brands Global, Inc. (Hotels, Restaurants & Leisure)		3,921	305,642
Dollar Tree, Inc. (Multiline Retail)	(a)	970	155,345
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		180	73,262
DoorDash, Inc. Class A (Internet & Direct Marketing Retail)	(a)	531	62,228
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	3,400	66,198
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,234	344,553
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	484	60,152
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	570	111,532
Fisker, Inc. (Automobiles)	(a)	11,680	150,672
Five Below, Inc. (Specialty Retail)	(a)	3,111	492,689
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	5,287	428,247
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	1,428	42,626
Garmin Ltd. (Household Durables)		610	72,352
Gentex Corp. (Auto Components)		2,170	63,299
Genuine Parts Co. (Distributors)		610	76,872
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	22,120	316,095
Hasbro, Inc. (Leisure Products)		770	63,078
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	6,100	317,261
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	1,120	169,949
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)	(a)	690	65,861
KB Home (Household Durables)		6,780	219,536
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		3,802	$ 157,213
Latham Group, Inc. (Leisure Products)	(a)	22,625	299,555
Lear Corp. (Auto Components)		419	59,745
Lennar Corp. Class A (Household Durables)		1,100	89,287
Lithia Motors, Inc. (Specialty Retail)		1,380	414,166
LKQ Corp. (Distributors)		1,630	74,018
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	460	168,006
MGM Resorts International (Hotels, Restaurants & Leisure)		1,930	80,944
Mister Car Wash, Inc. (Diversified Consumer Svs.)	(a)	19,932	294,794
Mohawk Industries, Inc. (Household Durables)	(a)	370	45,954
National Vision Holdings, Inc. (Specialty Retail)	(a)	9,430	410,865
NVR, Inc. (Household Durables)	(a)	76	339,513
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	290	198,638
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		2,740	288,467
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,130	517,862
Pool Corp. (Distributors)		1,573	665,143
PulteGroup, Inc. (Household Durables)		8,450	354,055
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		3,040	344,858
RH (Specialty Retail)	(a)	110	35,870
Sally Beauty Holdings, Inc. (Specialty Retail)	(a)	15,900	248,517
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	3,260	191,525
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		7,850	291,627
Taylor Morrison Home Corp. (Household Durables)	(a)	6,060	164,953
Tempur Sealy International, Inc. (Household Durables)		12,490	348,721
Terminix Global Holdings, Inc. (Diversified Consumer Svs.)	(a)	1,499	68,399
TopBuild Corp. (Household Durables)	(a)	1,650	299,293
Tractor Supply Co. (Specialty Retail)		470	109,684
Ulta Beauty, Inc. (Specialty Retail)	(a)	230	91,591
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	3,140	53,443
V.F. Corp. (Textiles, Apparel & Luxury Goods)		1,330	75,624
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		1,740	452,870
Victoria's Secret & Co. (Specialty Retail)	(a)	386	19,825
Wayfair, Inc. Class A (Internet & Direct Marketing Retail)	(a)	288	31,905
Williams-Sonoma, Inc. (Specialty Retail)		2,470	358,150
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)		1,640	68,126
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		1,150	136,309
			13,169,212
Consumer Staples–2.5%
Archer-Daniels-Midland Co. (Food Products)		2,280	205,793
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	60	23,308
Brown-Forman Corp. Class B (Beverages)		1,000	67,020
Bunge Ltd. (Food Products)		900	99,729
Campbell Soup Co. (Food Products)		1,600	71,312
Church & Dwight Co., Inc. (Household Products)		1,020	101,368
Clorox Co. / The (Household Products)		510	70,905
Conagra Brands, Inc. (Food Products)		2,060	69,154
Freshpet, Inc. (Food Products)	(a)	2,200	225,808
Hain Celestial Group, Inc. / The (Food Products)	(a)	9,800	337,120
Hershey Co. / The (Food Products)		600	129,978
Hormel Foods Corp. (Food Products)		1,650	85,041
J.M. Smucker Co. / The (Food Products)		580	78,538
Kellogg Co. (Food Products)		1,220	78,678
Kroger Co. / The (Food & Staples Retailing)		3,100	177,847
McCormick & Co., Inc. (Food Products)		1,010	100,798

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Nomad Foods Ltd. (Food Products)	(a)	12,820	$ 289,476
Tyson Foods, Inc. Class A (Food Products)		1,180	105,763
			2,317,636
Energy–4.5%
Baker Hughes Co. (Energy Equip. & Svs.)		3,800	138,358
Cactus, Inc. Class A (Energy Equip. & Svs.)		10,770	611,090
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		980	135,877
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		16,290	439,341
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		3,260	192,764
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		650	89,102
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		395	21,433
Halliburton Co. (Energy Equip. & Svs.)		3,900	147,693
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		850	36,363
Hess Corp. (Oil, Gas & Consumable Fuels)		1,130	120,955
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	(a)	9,430	375,785
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		2,660	227,430
Matador Resources Co. (Oil, Gas & Consumable Fuels)		6,701	355,019
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		3,440	195,186
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		1,810	127,840
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		3,970	214,658
Phillips 66 (Oil, Gas & Consumable Fuels)		1,700	146,863
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		830	207,525
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		1,100	83,017
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		1,580	160,433
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5,010	167,384
			4,194,116
Financials–13.5%
Aflac, Inc. (Insurance)		2,600	167,414
AGNC Investment Corp. (Mortgage REIT)		4,250	55,675
Ally Financial, Inc. (Consumer Finance)		1,520	66,090
American Financial Group, Inc. (Insurance)		2,570	374,243
Ameriprise Financial, Inc. (Capital Markets)		480	144,173
Annaly Capital Management, Inc. (Mortgage REIT)		8,400	59,136
Apollo Global Management, Inc. (Diversified Financial Svs.)		1,322	81,951
Arch Capital Group Ltd. (Insurance)	(a)	1,920	92,966
Ares Management Corp. Class A (Capital Markets)		7,028	570,884
Arthur J. Gallagher & Co. (Insurance)		780	136,188
BankUnited, Inc. (Banks)		6,640	291,894
Brown & Brown, Inc. (Insurance)		1,430	103,346
Carlyle Group, Inc. / The (Capital Markets)		1,790	87,549
CBOE Global Markets, Inc. (Capital Markets)		734	83,984
Cincinnati Financial Corp. (Insurance)		680	92,453
Citizens Financial Group, Inc. (Banks)		1,740	78,874
Comerica, Inc. (Banks)		4,810	434,968
Commerce Bancshares, Inc. (Banks)		1,029	73,666
Discover Financial Services (Consumer Finance)		1,250	137,737
East West Bancorp, Inc. (Banks)		1,000	79,020
FactSet Research Systems, Inc. (Capital Markets)		230	99,854
Fidelity National Financial, Inc. (Insurance)		1,670	81,563
Fifth Third Bancorp (Banks)		2,900	124,816
First BanCorp (Banks)		8,485	111,323
First Citizens BancShares, Inc. Class A (Banks)		630	419,328
First Hawaiian, Inc. (Banks)		11,440	319,062
First Republic Bank (Banks)		710	115,091
Franklin Resources, Inc. (Capital Markets)		2,540	70,917
Common Stocks (Continued)		Shares	Value
Financials (continued)
Goosehead Insurance, Inc. Class A (Insurance)		2,090	$ 164,211
Hanover Insurance Group, Inc. / The (Insurance)		2,000	299,040
Hartford Financial Services Group, Inc. / The (Insurance)		1,470	105,561
Huntington Bancshares, Inc. (Banks)		4,980	72,808
Invesco Ltd. (Capital Markets)		2,820	65,029
Kemper Corp. (Insurance)		4,090	231,249
KeyCorp (Banks)		3,650	81,687
Kinsale Capital Group, Inc. (Insurance)		1,830	417,277
KKR & Co., Inc. (Capital Markets)		2,230	130,388
Lincoln National Corp. (Insurance)		940	61,438
Loews Corp. (Insurance)		1,370	88,803
LPL Financial Holdings, Inc. (Capital Markets)		3,170	579,095
M&T Bank Corp. (Banks)		520	88,140
Markel Corp. (Insurance)	(a)	60	88,514
MarketAxess Holdings, Inc. (Capital Markets)		160	54,432
Moelis & Co. Class A (Capital Markets)		5,807	272,639
MSCI, Inc. (Capital Markets)		329	165,447
Nasdaq, Inc. (Capital Markets)		470	83,754
Northern Trust Corp. (Capital Markets)		780	90,831
Pinnacle Financial Partners, Inc. (Banks)		2,714	249,905
Principal Financial Group, Inc. (Insurance)		1,190	87,358
Prudential Financial, Inc. (Insurance)		1,630	192,617
Raymond James Financial, Inc. (Capital Markets)		870	95,622
Regions Financial Corp. (Banks)		3,530	78,578
Rocket Cos., Inc. Class A (Thrifts & Mortgage Finance)		5,490	61,049
Selective Insurance Group, Inc. (Insurance)		2,880	257,357
Signature Bank (Banks)		1,110	325,774
State Street Corp. (Capital Markets)		1,440	125,453
Stifel Financial Corp. (Capital Markets)		3,800	258,020
SVB Financial Group (Banks)	(a)	511	285,879
Synchrony Financial (Consumer Finance)		2,390	83,196
Synovus Financial Corp. (Banks)		6,810	333,690
T. Rowe Price Group, Inc. (Capital Markets)		920	139,095
Texas Capital Bancshares, Inc. (Banks)	(a)	4,960	284,258
Tradeweb Markets, Inc. Class A (Capital Markets)		940	82,598
Trupanion, Inc. (Insurance)	(a)	4,620	411,734
Umpqua Holdings Corp. (Banks)		10,810	203,877
Upstart Holdings, Inc. (Consumer Finance)	(a)	166	18,109
W.R. Berkley Corp. (Insurance)		1,433	95,390
Webster Financial Corp. (Banks)		5,580	313,150
Willis Towers Watson PLC (Insurance)		530	125,197
Wintrust Financial Corp. (Banks)		3,080	286,224
Zions Bancorp N.A. (Banks)		6,510	426,796
			12,515,434
Health Care–12.4%
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	240	79,498
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5,590	366,313
ADC Therapeutics SA (Biotechnology)	(a)	5,690	83,586
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		1,260	166,736
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	540	88,177
AmerisourceBergen Corp. (Health Care Providers & Svs.)		630	97,467
Arcus Biosciences, Inc. (Biotechnology)	(a)	4,190	132,236
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	4,400	202,356
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	1,365	160,196
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,610	499,749
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	2,380	80,492
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	780	92,485
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	975	75,173
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	120	67,588
Blueprint Medicines Corp. (Biotechnology)	(a)	2,533	161,808
Catalent, Inc. (Pharmaceuticals)	(a)	679	75,301
Cerner Corp. (Health Care Technology)		1,250	116,950

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Change Healthcare, Inc. (Health Care Technology)	(a)	16,090	$ 350,762
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	65,313
Coherus Biosciences, Inc. (Biotechnology)	(a)	11,080	143,043
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		201	83,936
DaVita, Inc. (Health Care Providers & Svs.)	(a)	650	73,522
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		1,134	55,815
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	370	189,292
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	2,404	62,720
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	5,880	286,415
Erasca, Inc. (Biotechnology)	(a)	6,787	58,368
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	3,236	214,353
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	1,160	89,111
Horizon Therapeutics PLC (Biotechnology)	(a)	810	85,220
ICON PLC (Life Sciences Tools & Svs.)	(a)	1,740	423,203
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	274	61,003
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	350	191,471
Inari Medical, Inc. (Health Care Equip. & Supplies)	(a)	5,720	518,461
Instil Bio, Inc. (Biotechnology)	(a)	9,370	100,727
Insulet Corp. (Health Care Equip. & Supplies)	(a)	870	231,759
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	4,460	286,600
Intellia Therapeutics, Inc. (Biotechnology)	(a)	2,830	205,656
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	780	180,344
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	2,030	319,664
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	400	105,464
Legend Biotech Corp. – ADR (Biotechnology)	(a)	4,140	150,448
LianBio – ADR (Biotechnology)	(a)	2,464	9,141
Maravai LifeSciences Holdings, Inc. Class A (Life Sciences Tools & Svs.)	(a)	1,960	69,129
Masimo Corp. (Health Care Equip. & Supplies)	(a)	330	48,028
McKesson Corp. (Health Care Providers & Svs.)		650	198,984
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	14,800	347,504
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	90	123,587
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	300	100,077
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	802	75,188
Novocure Ltd. (Health Care Equip. & Supplies)	(a)	420	34,797
Oak Street Health, Inc. (Health Care Providers & Svs.)	(a)	1,240	33,331
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		420	73,273
QIAGEN N.V. (Life Sciences Tools & Svs.)	(a)	1,580	77,420
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		580	79,379
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	12,959	346,783
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	2,870	539,818
ResMed, Inc. (Health Care Equip. & Supplies)		590	143,081
Royalty Pharma PLC Class A (Pharmaceuticals)		1,730	67,401
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	903	70,542
Seagen, Inc. (Biotechnology)	(a)	530	76,346
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	7,600	313,804
STERIS PLC (Health Care Equip. & Supplies)		360	87,037
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	4,640	375,608
Teladoc Health, Inc. (Health Care Technology)	(a)	440	31,737
Teleflex, Inc. (Health Care Equip. & Supplies)		195	69,192
Turning Point Therapeutics, Inc. (Biotechnology)	(a)	3,850	103,372
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	2,845	206,604
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		510	$ 73,925
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	560	118,978
Viatris, Inc. (Pharmaceuticals)		5,730	62,342
Vir Biotechnology, Inc. (Biotechnology)	(a)	5,610	144,289
Waters Corp. (Life Sciences Tools & Svs.)	(a)	253	78,529
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		300	123,213
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	108,715
			11,489,935
Industrials–17.7%
A.O. Smith Corp. (Building Products)		1,130	72,196
ADT, Inc. (Commercial Svs. & Supplies)		33,340	253,051
AECOM (Construction & Engineering)		5,870	450,875
AGCO Corp. (Machinery)		520	75,936
Allegion PLC (Building Products)		570	62,575
AMERCO (Road & Rail)		100	59,694
AMETEK, Inc. (Electrical Equip.)		3,568	475,186
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		2,230	228,932
Arcosa, Inc. (Construction & Engineering)		3,699	211,768
Armstrong World Industries, Inc. (Building Products)		4,220	379,842
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	3,245	446,934
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		790	85,091
Carrier Global Corp. (Building Products)		3,550	162,839
Cintas Corp. (Commercial Svs. & Supplies)		360	153,140
Copart, Inc. (Commercial Svs. & Supplies)	(a)	844	105,897
CoStar Group, Inc. (Professional Svs.)	(a)	1,620	107,908
Cummins, Inc. (Machinery)		610	125,117
Delta Air Lines, Inc. (Airlines)	(a)	2,620	103,673
Dover Corp. (Machinery)		590	92,571
Dycom Industries, Inc. (Construction & Engineering)	(a)	3,740	356,272
Equifax, Inc. (Professional Svs.)		490	116,179
Expeditors International of Washington, Inc. (Air Freight & Logistics)		690	71,180
Fastenal Co. (Trading Companies & Distributors)		2,350	139,590
Fortive Corp. (Machinery)		1,210	73,725
Fortune Brands Home & Security, Inc. (Building Products)		730	54,224
GATX Corp. (Trading Companies & Distributors)		1,670	205,961
Generac Holdings, Inc. (Electrical Equip.)	(a)	250	74,315
Graco, Inc. (Machinery)		990	69,023
HEICO Corp. Class A (Aerospace & Defense)		600	76,098
Herc Holdings, Inc. (Trading Companies & Distributors)		2,230	372,611
Howmet Aerospace, Inc. (Aerospace & Defense)		12,150	436,671
Hubbell, Inc. (Electrical Equip.)		400	73,508
IDEX Corp. (Machinery)		350	67,106
Ingersoll Rand, Inc. (Machinery)		8,761	441,116
ITT, Inc. (Machinery)		4,220	317,386
J.B. Hunt Transport Services, Inc. (Road & Rail)		450	90,356
Jacobs Engineering Group, Inc. (Construction & Engineering)		573	78,965
Kirby Corp. (Marine)	(a)	4,740	342,181
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		5,310	267,943
Korn Ferry (Professional Svs.)		3,347	217,354
Leidos Holdings, Inc. (Professional Svs.)		750	81,015
Lennox International, Inc. (Building Products)		230	59,308
Lyft, Inc. Class A (Road & Rail)	(a)	1,370	52,608
Masco Corp. (Building Products)		1,190	60,690
Masonite International Corp. (Building Products)	(a)	2,210	196,557
Middleby Corp. / The (Machinery)	(a)	2,146	351,815
MillerKnoll, Inc. (Commercial Svs. & Supplies)		7,800	269,568
Nordson Corp. (Machinery)		360	81,749
Old Dominion Freight Line, Inc. (Road & Rail)		400	119,472

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Oshkosh Corp. (Machinery)		2,570	$ 258,670
Otis Worldwide Corp. (Machinery)		1,680	129,276
Owens Corning (Building Products)		790	72,285
PACCAR, Inc. (Machinery)		1,390	122,417
Parker-Hannifin Corp. (Machinery)		520	147,555
Pentair PLC (Machinery)		1,180	63,968
Plug Power, Inc. (Electrical Equip.)	(a)	19,140	547,595
Quanta Services, Inc. (Construction & Engineering)		790	103,972
Regal Rexnord Corp. (Electrical Equip.)		2,646	393,672
Republic Services, Inc. (Commercial Svs. & Supplies)		860	113,950
Robert Half International, Inc. (Professional Svs.)		2,696	307,829
Rockwell Automation, Inc. (Electrical Equip.)		470	131,614
Rollins, Inc. (Commercial Svs. & Supplies)		2,040	71,502
Sensata Technologies Holding PLC (Electrical Equip.)	(a)	6,711	341,254
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	2,470	399,374
SkyWest, Inc. (Airlines)	(a)	6,850	197,623
Southwest Airlines Co. (Airlines)	(a)	2,410	110,378
Spirit AeroSystems Holdings, Inc. Class A (Aerospace & Defense)		6,810	332,941
Stanley Black & Decker, Inc. (Machinery)		630	88,068
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	175	82,710
Tetra Tech, Inc. (Commercial Svs. & Supplies)		2,870	473,378
TFI International, Inc. (Road & Rail)		3,699	393,980
Timken Co. / The (Machinery)		3,630	220,341
Toro Co. / The (Machinery)		670	57,278
Trane Technologies PLC (Building Products)		980	149,646
TransDigm Group, Inc. (Aerospace & Defense)	(a)	220	143,339
TransUnion (Professional Svs.)		780	80,605
Trex Co., Inc. (Building Products)	(a)	5,926	387,146
TuSimple Holdings, Inc. Class A (Road & Rail)	(a)	481	5,868
United Airlines Holdings, Inc. (Airlines)	(a)	1,400	64,904
United Rentals, Inc. (Trading Companies & Distributors)	(a)	298	105,853
Verisk Analytics, Inc. (Professional Svs.)		649	139,295
Vertiv Holdings Co. (Electrical Equip.)		19,480	272,720
W.W. Grainger, Inc. (Trading Companies & Distributors)		180	92,842
Watsco, Inc. (Trading Companies & Distributors)		260	79,206
Westinghouse Air Brake Technologies Corp. (Machinery)		930	89,438
WillScot Mobile Mini Holdings Corp. (Construction & Engineering)	(a)	8,060	315,388
XPO Logistics, Inc. (Road & Rail)	(a)	4,480	326,144
Xylem, Inc. (Machinery)		730	62,240
			16,344,035
Information Technology–19.6%
ACI Worldwide, Inc. (Software)	(a)	8,960	282,150
Akamai Technologies, Inc. (IT Svs.)	(a)	610	72,828
Amdocs Ltd. (IT Svs.)		1,000	82,210
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		2,390	180,086
ANSYS, Inc. (Software)	(a)	350	111,177
Arista Networks, Inc. (Communications Equip.)	(a)	870	120,913
Avalara, Inc. (Software)	(a)	4,046	402,617
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		7,395	300,163
Belden, Inc. (Electronic Equip., Instr. & Comp.)		3,790	209,966
Bill.com Holdings, Inc. (Software)	(a)	490	111,127
Black Knight, Inc. (Software)	(a)	1,050	60,890
Booz Allen Hamilton Holding Corp. (IT Svs.)		920	80,813
Broadridge Financial Solutions, Inc. (IT Svs.)		477	74,274
Cadence Design Systems, Inc. (Software)	(a)	1,130	185,840
CDW Corp. (Electronic Equip., Instr. & Comp.)		590	105,545
Ciena Corp. (Communications Equip.)	(a)	6,130	371,662
Citrix Systems, Inc. (Software)		620	62,558
Cloudflare, Inc. Class A (IT Svs.)	(a)	900	107,730
Cognex Corp. (Electronic Equip., Instr. & Comp.)		6,099	470,538
CommVault Systems, Inc. (Software)	(a)	4,230	280,660
Corning, Inc. (Electronic Equip., Instr. & Comp.)		3,080	113,683
Coupa Software, Inc. (Software)	(a)	300	30,489
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Crowdstrike Holdings, Inc. Class A (Software)	(a)	727	$ 165,087
Datadog, Inc. Class A (Software)	(a)	924	139,958
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	4,474	258,821
DocuSign, Inc. (Software)	(a)	740	79,269
Dropbox, Inc. Class A (Software)	(a)	2,970	69,052
Dynatrace, Inc. (Software)	(a)	11,111	523,328
Elastic N.V. (Software)	(a)	630	56,039
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	550	110,979
Entegris, Inc. (Semiconductors & Equip.)		4,630	607,734
EPAM Systems, Inc. (IT Svs.)	(a)	220	65,254
Euronet Worldwide, Inc. (IT Svs.)	(a)	536	69,760
Fair Isaac Corp. (Software)	(a)	148	69,036
Five9, Inc. (Software)	(a)	410	45,264
FleetCor Technologies, Inc. (IT Svs.)	(a)	340	84,680
Flywire Corp. (IT Svs.)	(a)	10,154	310,509
Fortinet, Inc. (Software)	(a)	540	184,540
Freshworks, Inc. Class A (Software)	(a)	16,580	297,114
Gartner, Inc. (IT Svs.)	(a)	390	116,009
Genpact Ltd. (IT Svs.)		3,510	152,720
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	860	53,681
HashiCorp, Inc. Class A (Software)	(a)	3,774	203,796
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	88,563
HP, Inc. (Tech. Hardware, Storage & Periph.)		5,300	192,390
HubSpot, Inc. (Software)	(a)	170	80,740
Jack Henry & Associates, Inc. (IT Svs.)		470	92,613
Juniper Networks, Inc. (Communications Equip.)		2,480	92,157
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	760	120,057
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		2,880	161,338
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	7,477	455,723
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		1,390	346,680
Lumentum Holdings, Inc. (Communications Equip.)	(a)	3,320	324,032
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	6,480	387,958
Manhattan Associates, Inc. (Software)	(a)	3,593	498,385
Marvell Technology, Inc. (Semiconductors & Equip.)		3,180	228,038
Microchip Technology, Inc. (Semiconductors & Equip.)		2,046	153,736
MKS Instruments, Inc. (Semiconductors & Equip.)		429	64,350
Monday.com Ltd. (Software)	(a)	1,451	229,360
MongoDB, Inc. (IT Svs.)	(a)	1,579	700,429
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,180	573,102
Motorola Solutions, Inc. (Communications Equip.)		700	169,540
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		1,839	74,645
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		1,020	84,660
NortonLifeLock, Inc. (Software)		3,530	93,616
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,940	418,333
Okta, Inc. (IT Svs.)	(a)	480	72,461
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	13,393	838,536
Palantir Technologies, Inc. Class A (Software)	(a)	6,290	86,362
Palo Alto Networks, Inc. (Software)	(a)	390	242,779
Paychex, Inc. (IT Svs.)		1,320	180,140
Procore Technologies, Inc. (Software)	(a)	216	12,519
PTC, Inc. (Software)	(a)	580	62,478
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	58,327
Samsara, Inc. Class A (Software)	(a)	14,081	225,578
Shift4 Payments, Inc. Class A (IT Svs.)	(a)	5,990	370,961
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	90,630
Smartsheet, Inc. Class A (Software)	(a)	6,320	346,210
Splunk, Inc. (Software)	(a)	660	98,083

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
SS&C Technologies Holdings, Inc. (Software)		1,030	$ 77,271
StoneCo Ltd. Class A (IT Svs.)	(a)	1,180	13,806
Synaptics, Inc. (Semiconductors & Equip.)	(a)	2,162	431,319
Synopsys, Inc. (Software)	(a)	620	206,627
Teradyne, Inc. (Semiconductors & Equip.)		680	80,396
Trade Desk, Inc. / The Class A (Software)	(a)	1,700	117,725
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,020	73,583
Tyler Technologies, Inc. (Software)	(a)	180	80,080
Ubiquiti, Inc. (Communications Equip.)		200	58,232
Unity Software, Inc. (Software)	(a)	750	74,407
Varonis Systems, Inc. (Software)	(a)	8,537	405,849
VeriSign, Inc. (IT Svs.)	(a)	410	91,209
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	1,250	62,062
Wix.com Ltd. (IT Svs.)	(a)	250	26,115
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	3,292	374,827
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	220	91,014
Zscaler, Inc. (Software)	(a)	410	98,925
			18,159,505
Materials–4.1%
Albemarle Corp. (Chemicals)		470	103,940
Alcoa Corp. (Metals & Mining)		894	80,487
Amcor PLC (Containers & Packaging)		6,490	73,532
Avery Dennison Corp. (Containers & Packaging)		360	62,629
Ball Corp. (Containers & Packaging)		1,300	117,000
Berry Global Group, Inc. (Containers & Packaging)	(a)	5,130	297,335
Carpenter Technology Corp. (Metals & Mining)		5,901	247,724
Celanese Corp. (Chemicals)		490	70,006
Corteva, Inc. (Chemicals)		3,080	177,038
Eastman Chemical Co. (Chemicals)		660	73,960
FMC Corp. (Chemicals)		1,790	235,510
Huntsman Corp. (Chemicals)		5,860	219,809
Innospec, Inc. (Chemicals)		1,760	162,888
International Flavors & Fragrances, Inc. (Chemicals)		1,020	133,957
International Paper Co. (Containers & Packaging)		1,610	74,302
LyondellBasell Industries N.V. Class A (Chemicals)		1,050	107,961
Martin Marietta Materials, Inc. (Construction Materials)		250	96,222
Mosaic Co. / The (Chemicals)		1,320	87,780
Nucor Corp. (Metals & Mining)		1,230	182,839
Orion Engineered Carbons SA (Chemicals)		1,665	26,590
Packaging Corp. of America (Containers & Packaging)		520	81,177
PPG Industries, Inc. (Chemicals)		970	127,138
Reliance Steel & Aluminum Co. (Metals & Mining)		1,380	253,023
RPM International, Inc. (Chemicals)		800	65,152
Sealed Air Corp. (Containers & Packaging)		5,220	349,531
Steel Dynamics, Inc. (Metals & Mining)		1,260	105,122
Trinseo PLC (Chemicals)		153	7,332
Vulcan Materials Co. (Construction Materials)		540	99,198
Westrock Co. (Containers & Packaging)		1,370	64,431
			3,783,613
Real Estate–6.1%
Alexandria Real Estate Equities, Inc. (Equity REIT)		550	110,688
American Campus Communities, Inc. (Equity REIT)		4,910	274,813
American Homes 4 Rent Class A (Equity REIT)		2,060	82,462
Americold Realty Trust (Equity REIT)		1,890	52,693
AvalonBay Communities, Inc. (Equity REIT)		570	141,571
Boston Properties, Inc. (Equity REIT)		700	90,160
Broadstone Net Lease, Inc. (Equity REIT)		10,920	237,838
Camden Property Trust (Equity REIT)		2,430	403,866
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	1,370	125,382
Cousins Properties, Inc. (Equity REIT)		6,970	280,821
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
CubeSmart (Equity REIT)		4,350	$ 226,330
Duke Realty Corp. (Equity REIT)		1,640	95,218
Equity LifeStyle Properties, Inc. (Equity REIT)		1,100	84,128
Equity Residential (Equity REIT)		1,510	135,779
Essex Property Trust, Inc. (Equity REIT)		270	93,280
Extra Space Storage, Inc. (Equity REIT)		530	108,968
Gaming and Leisure Properties, Inc. (Equity REIT)		1,640	76,965
Healthpeak Properties, Inc. (Equity REIT)		2,220	76,213
Invitation Homes, Inc. (Equity REIT)		2,300	92,414
Iron Mountain, Inc. (Equity REIT)		1,900	105,279
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	410	98,179
Kimco Realty Corp. (Equity REIT)		3,630	89,661
Lamar Advertising Co. Class A (Equity REIT)		767	89,110
Medical Properties Trust, Inc. (Equity REIT)		3,460	73,144
Mid-America Apartment Communities, Inc. (Equity REIT)		480	100,536
Orion Office REIT, Inc. (Equity REIT)		265	3,710
Physicians Realty Trust (Equity REIT)		18,490	324,315
Realty Income Corp. (Equity REIT)		2,650	183,645
Regency Centers Corp. (Equity REIT)		1,200	85,608
Safehold, Inc. (Equity REIT)		5,666	314,180
SBA Communications Corp. (Equity REIT)		420	144,522
Simon Property Group, Inc. (Equity REIT)		1,340	176,290
STAG Industrial, Inc. (Equity REIT)		6,250	258,437
STORE Capital Corp. (Equity REIT)		2,130	62,260
Sun Communities, Inc. (Equity REIT)		460	80,633
UDR, Inc. (Equity REIT)		1,640	94,087
Ventas, Inc. (Equity REIT)		1,530	94,493
VICI Properties, Inc. (Equity REIT)		2,400	68,304
W.P. Carey, Inc. (Equity REIT)		1,020	82,457
Welltower, Inc. (Equity REIT)		1,710	164,399
Weyerhaeuser Co. (Equity REIT)		3,060	115,974
			5,598,812
Utilities–2.9%
Alliant Energy Corp. (Electric Utilities)		1,358	84,848
Ameren Corp. (Multi-Utilities)		1,010	94,698
American Water Works Co., Inc. (Water Utilities)		750	124,147
Avangrid, Inc. (Electric Utilities)		1,500	70,110
CenterPoint Energy, Inc. (Multi-Utilities)		3,110	95,290
CMS Energy Corp. (Multi-Utilities)		1,180	82,529
Consolidated Edison, Inc. (Multi-Utilities)		1,410	133,499
DTE Energy Co. (Multi-Utilities)		790	104,446
Edison International (Electric Utilities)		1,470	103,047
Entergy Corp. (Electric Utilities)		830	96,902
Essential Utilities, Inc. (Water Utilities)		1,620	82,831
Evergy, Inc. (Electric Utilities)		1,190	81,325
Eversource Energy (Electric Utilities)		1,400	123,466
FirstEnergy Corp. (Electric Utilities)		2,210	101,351
IDACORP, Inc. (Electric Utilities)		3,560	410,682
NiSource, Inc. (Multi-Utilities)		2,930	93,174
PG&E Corp. (Electric Utilities)	(a)	7,056	84,249
PPL Corp. (Electric Utilities)		3,140	89,678
Public Service Enterprise Group, Inc. (Multi-Utilities)		2,070	144,900
Southwest Gas Holdings, Inc. (Gas Utilities)		2,850	223,126
WEC Energy Group, Inc. (Multi-Utilities)		1,290	128,755
Xcel Energy, Inc. (Electric Utilities)		2,150	155,165
			2,708,218
Total Common Stocks (Cost $93,727,073)			$91,789,714

Money Market Funds–0.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(b)	611,424	$ 611,363
Total Money Market Funds (Cost $611,297)			$611,363
Total Investments – 99.7% (Cost $94,338,370)	(c)		$92,401,077
Other Assets in Excess of Liabilities – 0.3%			247,335
Net Assets – 100.0%			$92,648,412

(continued)

Ohio National Fund, Inc.	ON AB Mid Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–100.6%		Shares	Value
Communication Services–9.7%
Activision Blizzard, Inc. (Entertainment)		24,736	$ 1,981,601
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	9,555	26,575,799
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	8,814	24,617,414
AT&T, Inc. (Diversified Telecom. Svs.)		226,695	5,356,803
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	1,304	3,062,379
Charter Communications, Inc. Class A (Media)	(a)	3,783	2,063,702
Comcast Corp. Class A (Media)		143,607	6,723,680
Discovery, Inc. Class A (Media)	(a)	5,569	138,779
Discovery, Inc. Class C (Media)	(a)	9,554	238,563
DISH Network Corp. Class A (Media)	(a)	7,905	250,193
Electronic Arts, Inc. (Entertainment)		8,953	1,132,644
Fox Corp. Class A (Media)		9,617	379,391
Fox Corp. Class B (Media)		5,043	182,960
Interpublic Group of Cos., Inc. / The (Media)		12,595	446,493
Live Nation Entertainment, Inc. (Entertainment)	(a)	4,284	503,970
Lumen Technologies, Inc. (Diversified Telecom. Svs.)		29,318	330,414
Match Group, Inc. (Interactive Media & Svs.)	(a)	8,988	977,355
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	73,318	16,302,991
Netflix, Inc. (Entertainment)	(a)	14,095	5,279,846
News Corp. Class A (Media)		12,447	275,701
News Corp. Class B (Media)		4,039	90,958
Omnicom Group, Inc. (Media)		6,621	561,991
Paramount Global Class B (Media)		19,386	732,985
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,664	563,303
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	18,649	2,393,599
Twitter, Inc. (Interactive Media & Svs.)	(a)	25,383	982,068
Verizon Communications, Inc. (Diversified Telecom. Svs.)		133,293	6,789,945
Walt Disney Co. / The (Entertainment)	(a)	57,801	7,927,985
			116,863,512
Consumer Discretionary–11.8%
Advance Auto Parts, Inc. (Specialty Retail)		1,969	407,504
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	13,895	45,297,005
Aptiv PLC (Auto Components)	(a)	8,585	1,027,710
AutoZone, Inc. (Specialty Retail)	(a)	656	1,341,245
Bath & Body Works, Inc. (Specialty Retail)		8,104	387,371
Best Buy Co., Inc. (Specialty Retail)		6,862	623,756
BorgWarner, Inc. (Auto Components)		7,749	301,436
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6,764	523,263
CarMax, Inc. (Specialty Retail)	(a)	5,176	499,381
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	25,354	512,658
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	896	1,417,499
D.R. Horton, Inc. (Household Durables)		10,317	768,720
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		4,048	538,182
Dollar General Corp. (Multiline Retail)		7,338	1,633,659
Dollar Tree, Inc. (Multiline Retail)	(a)	7,149	1,144,912
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		1,158	471,318
eBay, Inc. (Internet & Direct Marketing Retail)		19,921	1,140,677
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	4,061	504,701
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	4,769	933,150
Ford Motor Co. (Automobiles)		124,884	2,111,789
Garmin Ltd. (Household Durables)		4,872	577,868
General Motors Co. (Automobiles)	(a)	46,134	2,017,901
Genuine Parts Co. (Distributors)		4,527	570,493
Hasbro, Inc. (Leisure Products)		4,072	333,578
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	8,851	1,343,051
Home Depot, Inc. / The (Specialty Retail)		33,163	9,926,681
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	(a)	10,854	421,895
Lennar Corp. Class A (Household Durables)		8,272	671,438
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
LKQ Corp. (Distributors)		8,539	$ 387,756
Lowe's Cos., Inc. (Specialty Retail)		21,402	4,327,270
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,688	1,526,916
McDonald's Corp. (Hotels, Restaurants & Leisure)		23,728	5,867,460
MGM Resorts International (Hotels, Restaurants & Leisure)		11,860	497,408
Mohawk Industries, Inc. (Household Durables)	(a)	1,717	213,251
Newell Brands, Inc. (Household Durables)		11,703	250,561
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		40,525	5,453,044
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	13,358	292,273
NVR, Inc. (Household Durables)	(a)	104	464,596
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,134	1,461,705
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	5,374	227,965
Pool Corp. (Distributors)		1,273	538,288
PulteGroup, Inc. (Household Durables)		7,838	328,412
PVH Corp. (Textiles, Apparel & Luxury Goods)		2,199	168,465
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		1,489	168,912
Ross Stores, Inc. (Specialty Retail)		11,194	1,012,609
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	7,141	598,273
Starbucks Corp. (Hotels, Restaurants & Leisure)		36,523	3,322,497
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		8,507	316,035
Target Corp. (Multiline Retail)		15,219	3,229,776
Tesla, Inc. (Automobiles)	(a)	26,581	28,643,686
TJX Cos., Inc. / The (Specialty Retail)		37,906	2,296,346
Tractor Supply Co. (Specialty Retail)		3,597	839,432
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,720	684,938
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	6,316	107,498
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	6,652	103,505
V.F. Corp. (Textiles, Apparel & Luxury Goods)		10,183	579,005
Whirlpool Corp. (Household Durables)		1,891	326,727
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	(a)	3,378	269,362
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		9,179	1,087,987
			143,040,799
Consumer Staples–6.1%
Altria Group, Inc. (Tobacco)		57,886	3,024,543
Archer-Daniels-Midland Co. (Food Products)		17,733	1,600,581
Brown-Forman Corp. Class B (Beverages)		5,796	388,448
Campbell Soup Co. (Food Products)		6,454	287,655
Church & Dwight Co., Inc. (Household Products)		7,682	763,437
Clorox Co. / The (Household Products)		3,933	546,805
Coca-Cola Co. / The (Beverages)		123,440	7,653,280
Colgate-Palmolive Co. (Household Products)		26,766	2,029,666
Conagra Brands, Inc. (Food Products)		15,215	510,768
Constellation Brands, Inc. Class A (Beverages)		5,220	1,202,270
Costco Wholesale Corp. (Food & Staples Retailing)		14,080	8,107,968
Estee Lauder Cos., Inc. / The Class A (Personal Products)		7,382	2,010,266
General Mills, Inc. (Food Products)		19,153	1,297,041
Hershey Co. / The (Food Products)		4,620	1,000,831
Hormel Foods Corp. (Food Products)		9,068	467,365
J.M. Smucker Co. / The (Food Products)		3,437	465,404
Kellogg Co. (Food Products)		8,050	519,144
Kimberly-Clark Corp. (Household Products)		10,693	1,316,950
Kraft Heinz Co. / The (Food Products)		22,539	887,811
Kroger Co. / The (Food & Staples Retailing)		21,247	1,218,940
Lamb Weston Holdings, Inc. (Food Products)		4,605	275,886
McCormick & Co., Inc. (Food Products)		7,933	791,713
Molson Coors Beverage Co. Class B (Beverages)		5,960	318,145

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Mondelez International, Inc. Class A (Food Products)		44,081	$ 2,767,405
Monster Beverage Corp. (Beverages)	(a)	11,930	953,207
PepsiCo, Inc. (Beverages)		43,933	7,353,506
Philip Morris International, Inc. (Tobacco)		49,209	4,622,693
Procter & Gamble Co. / The (Household Products)		76,107	11,629,150
Sysco Corp. (Food & Staples Retailing)		16,113	1,315,626
Tyson Foods, Inc. Class A (Food Products)		9,258	829,795
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		22,822	1,021,741
Walmart, Inc. (Food & Staples Retailing)		44,921	6,689,635
			73,867,675
Energy–3.9%
APA Corp. (Oil, Gas & Consumable Fuels)		11,551	477,403
Baker Hughes Co. (Energy Equip. & Svs.)		28,781	1,047,916
Chevron Corp. (Oil, Gas & Consumable Fuels)		61,211	9,966,987
ConocoPhillips (Oil, Gas & Consumable Fuels)		41,352	4,135,200
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		25,832	696,689
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		20,053	1,185,734
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5,382	737,765
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		18,582	2,215,532
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		134,433	11,102,822
Halliburton Co. (Energy Equip. & Svs.)		28,533	1,080,545
Hess Corp. (Oil, Gas & Consumable Fuels)		8,753	936,921
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		61,915	1,170,813
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		24,801	622,753
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		18,387	1,572,089
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		28,168	1,598,252
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		14,183	1,001,745
Phillips 66 (Oil, Gas & Consumable Fuels)		14,860	1,283,755
Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)		7,210	1,802,716
Schlumberger N.V. (Energy Equip. & Svs.)		44,526	1,839,369
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		12,984	1,318,395
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		38,445	1,284,447
			47,077,848
Financials–11.2%
Aflac, Inc. (Insurance)		19,049	1,226,565
Allstate Corp. / The (Insurance)		8,909	1,233,986
American Express Co. (Consumer Finance)		19,532	3,652,484
American International Group, Inc. (Insurance)		26,308	1,651,353
Ameriprise Financial, Inc. (Capital Markets)		3,522	1,057,868
Aon PLC Class A (Insurance)		6,821	2,221,122
Arthur J. Gallagher & Co. (Insurance)		6,619	1,155,677
Assurant, Inc. (Insurance)		1,811	329,294
Bank of America Corp. (Banks)		225,718	9,304,096
Bank of New York Mellon Corp. / The (Capital Markets)		23,495	1,166,057
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	58,154	20,523,128
BlackRock, Inc. (Capital Markets)		4,527	3,459,398
Brown & Brown, Inc. (Insurance)		7,486	541,013
Capital One Financial Corp. (Consumer Finance)		13,129	1,723,706
CBOE Global Markets, Inc. (Capital Markets)		3,371	385,710
Charles Schwab Corp. / The (Capital Markets)		47,738	4,024,791
Chubb Ltd. (Insurance)		13,676	2,925,296
Cincinnati Financial Corp. (Insurance)		4,788	650,977
Citigroup, Inc. (Banks)		63,005	3,364,467
Citizens Financial Group, Inc. (Banks)		13,524	613,043
Common Stocks (Continued)		Shares	Value
Financials (continued)
CME Group, Inc. (Capital Markets)		11,415	$ 2,715,172
Comerica, Inc. (Banks)		4,165	376,641
Discover Financial Services (Consumer Finance)		9,149	1,008,128
Everest Re Group Ltd. (Insurance)		1,231	370,999
FactSet Research Systems, Inc. (Capital Markets)		1,194	518,375
Fifth Third Bancorp (Banks)		21,706	934,226
First Republic Bank (Banks)		5,692	922,673
Franklin Resources, Inc. (Capital Markets)		9,021	251,866
Globe Life, Inc. (Insurance)		2,928	294,557
Goldman Sachs Group, Inc. / The (Capital Markets)		10,778	3,557,818
Hartford Financial Services Group, Inc. / The (Insurance)		10,622	762,766
Huntington Bancshares, Inc. (Banks)		45,630	667,111
Intercontinental Exchange, Inc. (Capital Markets)		17,845	2,357,681
Invesco Ltd. (Capital Markets)		10,650	245,589
JPMorgan Chase & Co. (Banks)		93,839	12,792,133
KeyCorp (Banks)		29,717	665,067
Lincoln National Corp. (Insurance)		5,365	350,656
Loews Corp. (Insurance)		6,159	399,226
M&T Bank Corp. (Banks)		4,072	690,204
MarketAxess Holdings, Inc. (Capital Markets)		1,207	410,621
Marsh & McLennan Cos., Inc. (Insurance)		16,032	2,732,174
MetLife, Inc. (Insurance)		22,230	1,562,324
Moody's Corp. (Capital Markets)		5,152	1,738,336
Morgan Stanley (Capital Markets)		45,011	3,933,961
MSCI, Inc. (Capital Markets)		2,581	1,297,933
Nasdaq, Inc. (Capital Markets)		3,708	660,766
Northern Trust Corp. (Capital Markets)		6,599	768,454
People's United Financial, Inc. (Banks)		13,607	272,004
PNC Financial Services Group, Inc. / The (Banks)		13,339	2,460,379
Principal Financial Group, Inc. (Insurance)		7,799	572,525
Progressive Corp. / The (Insurance)		18,560	2,115,654
Prudential Financial, Inc. (Insurance)		12,047	1,423,594
Raymond James Financial, Inc. (Capital Markets)		5,897	648,139
Regions Financial Corp. (Banks)		29,752	662,280
S&P Global, Inc. (Capital Markets)		11,249	4,614,115
Signature Bank (Banks)		1,983	581,991
State Street Corp. (Capital Markets)		11,621	1,012,422
SVB Financial Group (Banks)	(a)	1,865	1,043,374
Synchrony Financial (Consumer Finance)		16,494	574,156
T. Rowe Price Group, Inc. (Capital Markets)		7,278	1,100,361
Travelers Cos., Inc. / The (Insurance)		7,659	1,399,529
Truist Financial Corp. (Banks)		42,372	2,402,492
U.S. Bancorp (Banks)		42,888	2,279,497
W.R. Berkley Corp. (Insurance)		6,630	441,458
Wells Fargo & Co. (Banks)		123,390	5,979,479
Willis Towers Watson PLC (Insurance)		3,875	915,353
Zions Bancorp N.A. (Banks)		4,874	319,539
			135,013,829
Health Care–13.7%
Abbott Laboratories (Health Care Equip. & Supplies)		56,157	6,646,742
AbbVie, Inc. (Biotechnology)		56,134	9,099,883
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	1,430	473,673
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		9,533	1,261,502
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	2,329	1,015,444
AmerisourceBergen Corp. (Health Care Providers & Svs.)		4,772	738,276
Amgen, Inc. (Biotechnology)		17,885	4,324,951
Anthem, Inc. (Health Care Providers & Svs.)		7,708	3,786,324
Baxter International, Inc. (Health Care Equip. & Supplies)		15,916	1,234,127
Becton Dickinson and Co. (Health Care Equip. & Supplies)		9,047	2,406,502
Biogen, Inc. (Biotechnology)	(a)	4,669	983,291

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	686	$ 386,376
Bio-Techne Corp. (Life Sciences Tools & Svs.)		1,246	539,568
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	45,224	2,002,971
Bristol-Myers Squibb Co. (Pharmaceuticals)		69,207	5,054,187
Cardinal Health, Inc. (Health Care Providers & Svs.)		8,790	498,393
Catalent, Inc. (Pharmaceuticals)	(a)	5,665	628,248
Centene Corp. (Health Care Providers & Svs.)	(a)	18,582	1,564,419
Cerner Corp. (Health Care Technology)		9,348	874,599
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,612	457,760
Cigna Corp. (Health Care Providers & Svs.)		10,255	2,457,201
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)		1,561	651,858
CVS Health Corp. (Health Care Providers & Svs.)		41,679	4,218,332
Danaher Corp. (Life Sciences Tools & Svs.)		20,205	5,926,733
DaVita, Inc. (Health Care Providers & Svs.)	(a)	1,953	220,904
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		6,989	343,999
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	3,078	1,574,705
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	19,834	2,334,858
Eli Lilly & Co. (Pharmaceuticals)		25,211	7,219,674
Gilead Sciences, Inc. (Biotechnology)		39,825	2,367,596
HCA Healthcare, Inc. (Health Care Providers & Svs.)		7,604	1,905,714
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	4,455	388,431
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	7,901	606,955
Humana, Inc. (Health Care Providers & Svs.)		4,077	1,774,188
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,685	1,468,856
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	4,951	1,729,879
Incyte Corp. (Biotechnology)	(a)	5,965	473,740
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	11,361	3,427,386
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	6,089	1,407,838
Johnson & Johnson (Pharmaceuticals)		83,594	14,815,365
Laboratory Corp. of America Holdings (Health Care Providers & Svs.)	(a)	2,956	779,379
McKesson Corp. (Health Care Providers & Svs.)		4,759	1,456,873
Medtronic PLC (Health Care Equip. & Supplies)		42,703	4,737,898
Merck & Co., Inc. (Pharmaceuticals)		80,206	6,580,902
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	730	1,002,429
Moderna, Inc. (Biotechnology)	(a)	11,200	1,929,312
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,843	614,806
Organon & Co. (Pharmaceuticals)		8,013	279,894
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		3,998	697,491
Pfizer, Inc. (Pharmaceuticals)		178,223	9,226,605
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		3,758	514,320
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	3,389	2,366,945
ResMed, Inc. (Health Care Equip. & Supplies)		4,646	1,126,701
STERIS PLC (Health Care Equip. & Supplies)		3,183	769,554
Stryker Corp. (Health Care Equip. & Supplies)		10,666	2,851,555
Teleflex, Inc. (Health Care Equip. & Supplies)		1,491	529,052
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		12,512	7,390,213
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		29,908	15,252,183
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		2,337	338,748
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	8,084	2,109,681
Viatris, Inc. (Pharmaceuticals)		38,712	421,187
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,939	$ 601,846
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		2,352	965,990
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		6,615	846,058
Zoetis, Inc. (Pharmaceuticals)		15,024	2,833,376
			165,514,446
Industrials–8.0%
3M Co. (Industrial Conglomerates)		18,138	2,700,385
A.O. Smith Corp. (Building Products)		4,085	260,991
Alaska Air Group, Inc. (Airlines)	(a)	4,058	235,405
Allegion PLC (Building Products)		2,849	312,763
American Airlines Group, Inc. (Airlines)	(a)	20,371	371,771
AMETEK, Inc. (Electrical Equip.)		7,351	979,006
Boeing Co. / The (Aerospace & Defense)	(a)	17,400	3,332,100
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		4,150	446,997
Carrier Global Corp. (Building Products)		27,197	1,247,526
Caterpillar, Inc. (Machinery)		17,180	3,828,048
Cintas Corp. (Commercial Svs. & Supplies)		2,803	1,192,368
Copart, Inc. (Commercial Svs. & Supplies)	(a)	6,776	850,185
CSX Corp. (Road & Rail)		70,430	2,637,603
Cummins, Inc. (Machinery)		4,507	924,431
Deere & Co. (Machinery)		8,906	3,700,087
Delta Air Lines, Inc. (Airlines)	(a)	20,339	804,814
Dover Corp. (Machinery)		4,559	715,307
Eaton Corp. PLC (Electrical Equip.)		12,648	1,919,460
Emerson Electric Co. (Electrical Equip.)		18,836	1,846,870
Equifax, Inc. (Professional Svs.)		3,857	914,495
Expeditors International of Washington, Inc. (Air Freight & Logistics)		5,404	557,477
Fastenal Co. (Trading Companies & Distributors)		18,287	1,086,248
FedEx Corp. (Air Freight & Logistics)		7,737	1,790,264
Fortive Corp. (Machinery)		11,378	693,262
Fortune Brands Home & Security, Inc. (Building Products)		4,311	320,221
Generac Holdings, Inc. (Electrical Equip.)	(a)	2,017	599,573
General Dynamics Corp. (Aerospace & Defense)		7,317	1,764,714
General Electric Co. (Industrial Conglomerates)		34,908	3,194,082
Honeywell International, Inc. (Industrial Conglomerates)		21,781	4,238,147
Howmet Aerospace, Inc. (Aerospace & Defense)		12,160	437,030
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		1,258	250,896
IDEX Corp. (Machinery)		2,401	460,344
Illinois Tool Works, Inc. (Machinery)		9,061	1,897,373
Ingersoll Rand, Inc. (Machinery)		12,944	651,730
J.B. Hunt Transport Services, Inc. (Road & Rail)		2,665	535,105
Jacobs Engineering Group, Inc. (Construction & Engineering)		4,089	563,505
Johnson Controls International PLC (Building Products)		22,334	1,464,440
L3Harris Technologies, Inc. (Aerospace & Defense)		6,248	1,552,441
Leidos Holdings, Inc. (Professional Svs.)		4,453	481,013
Lockheed Martin Corp. (Aerospace & Defense)		7,695	3,396,573
Masco Corp. (Building Products)		7,675	391,425
Nielsen Holdings PLC (Professional Svs.)		11,424	311,190
Nordson Corp. (Machinery)		1,741	395,346
Norfolk Southern Corp. (Road & Rail)		7,614	2,171,665
Northrop Grumman Corp. (Aerospace & Defense)		4,657	2,082,704
Old Dominion Freight Line, Inc. (Road & Rail)		2,957	883,197
Otis Worldwide Corp. (Machinery)		13,510	1,039,595
PACCAR, Inc. (Machinery)		11,016	970,179
Parker-Hannifin Corp. (Machinery)		4,095	1,161,997
Pentair PLC (Machinery)		5,232	283,627

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Quanta Services, Inc. (Construction & Engineering)		4,525	$ 595,535
Raytheon Technologies Corp. (Aerospace & Defense)		47,381	4,694,036
Republic Services, Inc. (Commercial Svs. & Supplies)		6,628	878,210
Robert Half International, Inc. (Professional Svs.)		3,472	396,433
Rockwell Automation, Inc. (Electrical Equip.)		3,690	1,033,311
Rollins, Inc. (Commercial Svs. & Supplies)		7,107	249,100
Roper Technologies, Inc. (Industrial Conglomerates)		3,351	1,582,443
Snap-on, Inc. (Machinery)		1,698	348,905
Southwest Airlines Co. (Airlines)	(a)	18,739	858,246
Stanley Black & Decker, Inc. (Machinery)		5,158	721,037
Teledyne Technologies, Inc. (Aerospace & Defense)	(a)	1,481	699,965
Textron, Inc. (Aerospace & Defense)		6,977	518,949
Trane Technologies PLC (Building Products)		7,426	1,133,950
TransDigm Group, Inc. (Aerospace & Defense)	(a)	1,675	1,091,329
Union Pacific Corp. (Road & Rail)		20,225	5,525,672
United Airlines Holdings, Inc. (Airlines)	(a)	10,268	476,024
United Parcel Service, Inc. Class B (Air Freight & Logistics)		23,149	4,964,535
United Rentals, Inc. (Trading Companies & Distributors)	(a)	2,301	817,338
Verisk Analytics, Inc. (Professional Svs.)		5,129	1,100,837
W.W. Grainger, Inc. (Trading Companies & Distributors)		1,369	706,117
Waste Management, Inc. (Commercial Svs. & Supplies)		12,223	1,937,345
Westinghouse Air Brake Technologies Corp. (Machinery)		5,909	568,269
Xylem, Inc. (Machinery)		5,695	485,556
			96,229,117
Information Technology–28.1%
Accenture PLC Class A (IT Svs.)		20,070	6,768,206
Adobe, Inc. (Software)	(a)	14,976	6,823,365
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	51,910	5,675,839
Akamai Technologies, Inc. (IT Svs.)	(a)	5,182	618,679
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		19,061	1,436,246
Analog Devices, Inc. (Semiconductors & Equip.)		16,690	2,756,854
ANSYS, Inc. (Software)	(a)	2,771	880,208
Apple, Inc. (Tech. Hardware, Storage & Periph.)		492,296	85,959,805
Applied Materials, Inc. (Semiconductors & Equip.)		28,203	3,717,155
Arista Networks, Inc. (Communications Equip.)	(a)	7,113	988,565
Autodesk, Inc. (Software)	(a)	7,003	1,501,093
Automatic Data Processing, Inc. (IT Svs.)		13,341	3,035,611
Broadcom, Inc. (Semiconductors & Equip.)		13,112	8,256,364
Broadridge Financial Solutions, Inc. (IT Svs.)		3,702	576,438
Cadence Design Systems, Inc. (Software)	(a)	8,796	1,446,590
CDW Corp. (Electronic Equip., Instr. & Comp.)		4,289	767,259
Ceridian HCM Holding, Inc. (Software)	(a)	4,387	299,895
Cisco Systems, Inc. (Communications Equip.)		133,945	7,468,773
Citrix Systems, Inc. (Software)		3,959	399,463
Cognizant Technology Solutions Corp. Class A (IT Svs.)		16,642	1,492,288
Corning, Inc. (Electronic Equip., Instr. & Comp.)		23,712	875,210
DXC Technology Co. (IT Svs.)	(a)	7,844	255,950
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	4,253	858,170
EPAM Systems, Inc. (IT Svs.)	(a)	1,788	530,339
F5, Inc. (Communications Equip.)	(a)	1,903	397,632
Fidelity National Information Services, Inc. (IT Svs.)		19,319	1,940,014
Fiserv, Inc. (IT Svs.)	(a)	18,848	1,911,187
FleetCor Technologies, Inc. (IT Svs.)	(a)	2,579	642,326
Fortinet, Inc. (Software)	(a)	4,301	1,469,824
Gartner, Inc. (IT Svs.)	(a)	2,607	775,478
Global Payments, Inc. (IT Svs.)		9,043	1,237,444
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		40,909	$ 683,589
HP, Inc. (Tech. Hardware, Storage & Periph.)		34,432	1,249,882
Intel Corp. (Semiconductors & Equip.)		129,315	6,408,851
International Business Machines Corp. (IT Svs.)		28,480	3,702,970
Intuit, Inc. (Software)		8,989	4,322,271
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,100	120,736
Jack Henry & Associates, Inc. (IT Svs.)		2,331	459,324
Juniper Networks, Inc. (Communications Equip.)		10,476	389,288
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,797	915,752
KLA Corp. (Semiconductors & Equip.)		4,780	1,749,767
Lam Research Corp. (Semiconductors & Equip.)		4,431	2,382,150
Mastercard, Inc. Class A (IT Svs.)		27,406	9,794,356
Microchip Technology, Inc. (Semiconductors & Equip.)		17,706	1,330,429
Micron Technology, Inc. (Semiconductors & Equip.)		35,563	2,770,002
Microsoft Corp. (Software)		238,044	73,391,346
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,377	668,781
Motorola Solutions, Inc. (Communications Equip.)		5,368	1,300,130
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		7,034	583,822
NortonLifeLock, Inc. (Software)		18,366	487,066
NVIDIA Corp. (Semiconductors & Equip.)		79,383	21,660,445
NXP Semiconductors N.V. (Semiconductors & Equip.)		8,429	1,560,039
Oracle Corp. (Software)		50,027	4,138,734
Paychex, Inc. (IT Svs.)		10,214	1,393,905
Paycom Software, Inc. (Software)	(a)	1,522	527,190
PayPal Holdings, Inc. (IT Svs.)	(a)	36,991	4,278,009
PTC, Inc. (Software)	(a)	3,361	362,047
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3,425	425,043
QUALCOMM, Inc. (Semiconductors & Equip.)		35,789	5,469,275
salesforce.com, Inc. (Software)	(a)	31,271	6,639,459
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		6,354	571,225
ServiceNow, Inc. (Software)	(a)	6,349	3,535,695
Skyworks Solutions, Inc. (Semiconductors & Equip.)		5,191	691,857
SolarEdge Technologies, Inc. (Semiconductors & Equip.)	(a)	1,668	537,713
Synopsys, Inc. (Software)	(a)	4,869	1,622,692
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		10,384	1,360,096
Teradyne, Inc. (Semiconductors & Equip.)		5,159	609,949
Texas Instruments, Inc. (Semiconductors & Equip.)		29,336	5,382,569
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	7,959	574,162
Tyler Technologies, Inc. (Software)	(a)	1,312	583,696
VeriSign, Inc. (IT Svs.)	(a)	3,051	678,726
Visa, Inc. (IT Svs.)		52,662	11,678,852
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	9,886	490,840
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,679	694,602
			339,939,602
Materials–2.6%
Air Products & Chemicals, Inc. (Chemicals)		7,037	1,758,617
Albemarle Corp. (Chemicals)		3,712	820,909
Amcor PLC (Containers & Packaging)		48,453	548,972
Avery Dennison Corp. (Containers & Packaging)		2,658	462,412
Ball Corp. (Containers & Packaging)		10,275	924,750
Celanese Corp. (Chemicals)		3,423	489,044
CF Industries Holdings, Inc. (Chemicals)		6,808	701,632
Corteva, Inc. (Chemicals)		23,078	1,326,523
Dow, Inc. (Chemicals)		23,341	1,487,289
DuPont de Nemours, Inc. (Chemicals)		16,279	1,197,809

(continued)

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Eastman Chemical Co. (Chemicals)		4,132	$ 463,032
Ecolab, Inc. (Chemicals)		7,936	1,401,180
FMC Corp. (Chemicals)		4,061	534,306
Freeport-McMoRan, Inc. (Metals & Mining)		46,614	2,318,580
International Flavors & Fragrances, Inc. (Chemicals)		8,085	1,061,803
International Paper Co. (Containers & Packaging)		12,220	563,953
Linde PLC (Chemicals)		16,271	5,197,446
LyondellBasell Industries N.V. Class A (Chemicals)		8,341	857,622
Martin Marietta Materials, Inc. (Construction Materials)		1,973	759,388
Mosaic Co. / The (Chemicals)		11,747	781,176
Newmont Corp. (Metals & Mining)		25,323	2,011,912
Nucor Corp. (Metals & Mining)		8,637	1,283,890
Packaging Corp. of America (Containers & Packaging)		3,051	476,292
PPG Industries, Inc. (Chemicals)		7,533	987,350
Sealed Air Corp. (Containers & Packaging)		4,673	312,904
Sherwin-Williams Co. / The (Chemicals)		7,654	1,910,591
Vulcan Materials Co. (Construction Materials)		4,219	775,030
Westrock Co. (Containers & Packaging)		8,386	394,394
			31,808,806
Real Estate–2.7%
Alexandria Real Estate Equities, Inc. (Equity REIT)		4,609	927,561
American Tower Corp. (Equity REIT)		14,463	3,633,395
AvalonBay Communities, Inc. (Equity REIT)		4,444	1,103,756
Boston Properties, Inc. (Equity REIT)		4,485	577,668
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	10,629	972,766
Crown Castle International Corp. (Equity REIT)		13,725	2,533,635
Digital Realty Trust, Inc. (Equity REIT)		9,010	1,277,618
Duke Realty Corp. (Equity REIT)		12,178	707,055
Equinix, Inc. (Equity REIT)		2,860	2,121,033
Equity Residential (Equity REIT)		10,851	975,722
Essex Property Trust, Inc. (Equity REIT)		2,067	714,107
Extra Space Storage, Inc. (Equity REIT)		4,248	873,389
Federal Realty Investment Trust (Equity REIT)		2,258	275,634
Healthpeak Properties, Inc. (Equity REIT)		17,079	586,322
Host Hotels & Resorts, Inc. (Equity REIT)		22,631	439,720
Iron Mountain, Inc. (Equity REIT)		9,196	509,550
Kimco Realty Corp. (Equity REIT)		19,507	481,823
Mid-America Apartment Communities, Inc. (Equity REIT)		3,653	765,121
Prologis, Inc. (Equity REIT)		23,500	3,794,780
Public Storage (Equity REIT)		4,847	1,891,687
Realty Income Corp. (Equity REIT)		18,032	1,249,618
Regency Centers Corp. (Equity REIT)		4,875	347,782
SBA Communications Corp. (Equity REIT)		3,456	1,189,210
Simon Property Group, Inc. (Equity REIT)		10,474	1,377,959
UDR, Inc. (Equity REIT)		9,429	540,942
Ventas, Inc. (Equity REIT)		12,685	783,426
Vornado Realty Trust (Equity REIT)		5,036	228,232
Welltower, Inc. (Equity REIT)		13,826	1,329,232
Weyerhaeuser Co. (Equity REIT)		23,730	899,367
			33,108,110
Common Stocks (Continued)	Shares	Value
Utilities–2.8%
AES Corp. / The (Ind. Power & Renewable Elec.)	21,148	$ 544,138
Alliant Energy Corp. (Electric Utilities)	7,979	498,528
Ameren Corp. (Multi-Utilities)	8,129	762,175
American Electric Power Co., Inc. (Electric Utilities)	15,951	1,591,431
American Water Works Co., Inc. (Water Utilities)	5,770	955,108
Atmos Energy Corp. (Gas Utilities)	4,283	511,776
CenterPoint Energy, Inc. (Multi-Utilities)	19,845	608,051
CMS Energy Corp. (Multi-Utilities)	9,144	639,531
Consolidated Edison, Inc. (Multi-Utilities)	11,258	1,065,907
Constellation Energy Corp. (Electric Utilities)	10,340	581,625
Dominion Energy, Inc. (Multi-Utilities)	25,739	2,187,043
DTE Energy Co. (Multi-Utilities)	6,130	810,447
Duke Energy Corp. (Electric Utilities)	24,432	2,728,077
Edison International (Electric Utilities)	12,028	843,163
Entergy Corp. (Electric Utilities)	6,417	749,185
Evergy, Inc. (Electric Utilities)	7,333	501,137
Eversource Energy (Electric Utilities)	10,899	961,183
Exelon Corp. (Electric Utilities)	31,100	1,481,293
FirstEnergy Corp. (Electric Utilities)	18,097	829,928
NextEra Energy, Inc. (Electric Utilities)	62,306	5,277,941
NiSource, Inc. (Multi-Utilities)	12,500	397,500
NRG Energy, Inc. (Ind. Power & Renewable Elec.)	7,796	299,055
Pinnacle West Capital Corp. (Electric Utilities)	3,641	284,362
PPL Corp. (Electric Utilities)	23,751	678,329
Public Service Enterprise Group, Inc. (Multi-Utilities)	16,079	1,125,530
Sempra Energy (Multi-Utilities)	10,141	1,704,905
Southern Co. / The (Electric Utilities)	33,656	2,440,397
WEC Energy Group, Inc. (Multi-Utilities)	10,044	1,002,492
Xcel Energy, Inc. (Electric Utilities)	17,113	1,235,045
		33,295,282
Total Common Stocks (Cost $721,362,040)		$1,215,759,026

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	01/26/2023	$ 200,000	$ 197,743
Total U.S. Treasury Obligations (Cost $197,976)					$197,743

Money Market Funds–0.7%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(c)	7,999,043	$ 7,998,243
State Street Institutional U.S. Government Money Market Fund, 0.246%	(c)	36,060	36,060
Total Money Market Funds (Cost $8,034,303)			$8,034,303
Total Investments – 101.3% (Cost $729,594,319)	(d)		$1,223,991,072
Liabilities in Excess of Other Assets – (1.3)%	(b)		(15,874,049)
Net Assets – 100.0%			$1,208,117,023

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $284,158 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2022. See also the following Schedule of Open Futures Contracts.
(c)	Rate represents the seven-day yield at March 31, 2022.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P 500® Index Portfolio (Continued)
Schedule of Open Futures Contracts	March 31, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	40	June 17, 2022	$9,035,556	$9,061,501	$25,945	$(195,293)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–100.4%		Shares	Value
Communication Services–6.2%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	749	$ 2,083,231
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	556	1,552,903
Altice U.S.A., Inc. Class A (Media)	(a)	28,450	355,056
AT&T, Inc. (Diversified Telecom. Svs.)		112,137	2,649,797
Charter Communications, Inc. Class A (Media)	(a)	1,152	628,439
Comcast Corp. Class A (Media)		116,837	5,470,308
Discovery, Inc. Class C (Media)	(a)	4,585	114,488
Fox Corp. Class A (Media)		58,180	2,295,201
Fox Corp. Class B (Media)		2,226	80,759
Liberty Global PLC Class A (Diversified Telecom. Svs.)	(a)	18,820	480,098
Nexstar Media Group, Inc. Class A (Media)		443	83,497
ROBLOX Corp. Class A (Entertainment)	(a)	1,768	81,752
Spotify Technology SA (Entertainment)	(a)	2,034	307,175
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	19,062	576,244
Verizon Communications, Inc. (Diversified Telecom. Svs.)		28,210	1,437,018
Walt Disney Co. / The (Entertainment)	(a)	883	121,112
Zynga, Inc. Class A (Entertainment)	(a)	7,770	71,795
			18,388,873
Consumer Discretionary–4.0%
Best Buy Co., Inc. (Specialty Retail)		3,292	299,243
BorgWarner, Inc. (Auto Components)		24,664	959,430
Ford Motor Co. (Automobiles)		10,801	182,645
Garmin Ltd. (Household Durables)		1,710	202,823
General Motors Co. (Automobiles)	(a)	31,158	1,362,851
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	6,402	91,485
H&R Block, Inc. (Diversified Consumer Svs.)		26,639	693,679
Home Depot, Inc. / The (Specialty Retail)		2,700	808,191
Lennar Corp. Class A (Household Durables)		2,266	183,931
McDonald's Corp. (Hotels, Restaurants & Leisure)		3,655	903,808
Service Corp. International (Diversified Consumer Svs.)		12,273	807,809
Target Corp. (Multiline Retail)		11,122	2,360,311
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		18,407	1,066,502
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	2,956	45,995
Whirlpool Corp. (Household Durables)		6,804	1,175,595
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		6,383	756,577
			11,900,875
Consumer Staples–7.5%
Albertsons Cos., Inc. Class A (Food & Staples Retailing)		1,577	52,435
Archer-Daniels-Midland Co. (Food Products)		2,583	233,141
Brown-Forman Corp. Class B (Beverages)		19,820	1,328,336
Bunge Ltd. (Food Products)		9,664	1,070,868
Church & Dwight Co., Inc. (Household Products)		4,326	429,918
Coca-Cola Europacific Partners PLC (Beverages)		9,116	443,129
Colgate-Palmolive Co. (Household Products)		50,189	3,805,832
Kellogg Co. (Food Products)		17,123	1,104,262
Keurig Dr Pepper, Inc. (Beverages)		62,691	2,375,989
Kroger Co. / The (Food & Staples Retailing)		5,454	312,896
McCormick & Co., Inc. (Food Products)		17,483	1,744,803
Molson Coors Beverage Co. Class B (Beverages)		915	48,843
PepsiCo, Inc. (Beverages)		4,353	728,605
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Philip Morris International, Inc. (Tobacco)		7,340	$ 689,520
Procter & Gamble Co. / The (Household Products)		27,942	4,269,538
Walmart, Inc. (Food & Staples Retailing)		25,911	3,858,666
			22,496,781
Energy–7.8%
Chevron Corp. (Oil, Gas & Consumable Fuels)		16,019	2,608,374
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		582	35,694
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		31,807	1,880,748
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		1,490	204,249
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		18,501	2,205,874
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)		12,177	102,774
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		93,212	7,698,379
Halliburton Co. (Energy Equip. & Svs.)		36,077	1,366,236
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		81,037	2,034,839
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		1,106	62,754
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		12,208	660,087
Phillips 66 (Oil, Gas & Consumable Fuels)		14,087	1,216,976
Schlumberger N.V. (Energy Equip. & Svs.)		37,189	1,536,278
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		2,085	157,355
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		5,925	601,624
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		32,182	1,075,201
			23,447,442
Financials–20.3%
Allstate Corp. / The (Insurance)		7,412	1,026,636
Ally Financial, Inc. (Consumer Finance)		44,103	1,917,598
American Express Co. (Consumer Finance)		5,817	1,087,779
Bank of America Corp. (Banks)		172,483	7,109,749
Bank of New York Mellon Corp. / The (Capital Markets)		4,547	225,668
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	17,090	6,031,232
Capital One Financial Corp. (Consumer Finance)		5,724	751,504
Charles Schwab Corp. / The (Capital Markets)		8,630	727,595
Citigroup, Inc. (Banks)		60,338	3,222,049
Discover Financial Services (Consumer Finance)		1,505	165,836
FactSet Research Systems, Inc. (Capital Markets)		2,097	910,413
First Republic Bank (Banks)		2,455	397,956
Goldman Sachs Group, Inc. / The (Capital Markets)		6,161	2,033,746
Hanover Insurance Group, Inc. / The (Insurance)		2,407	359,895
Hartford Financial Services Group, Inc. / The (Insurance)		667	47,897
Huntington Bancshares, Inc. (Banks)		57,486	840,445
Jefferies Financial Group, Inc. (Capital Markets)		8,062	264,837
JPMorgan Chase & Co. (Banks)		44,149	6,018,392
Marsh & McLennan Cos., Inc. (Insurance)		16,592	2,827,609
MetLife, Inc. (Insurance)		56,878	3,997,386
Moody's Corp. (Capital Markets)		2,827	953,858

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Pinnacle Financial Partners, Inc. (Banks)		10,458	$ 962,973
PNC Financial Services Group, Inc. / The (Banks)		10,810	1,993,905
Prudential Financial, Inc. (Insurance)		10,174	1,202,262
Radian Group, Inc. (Thrifts & Mortgage Finance)		11,988	266,253
Regions Financial Corp. (Banks)		125,061	2,783,858
Reinsurance Group of America, Inc. (Insurance)		6,355	695,618
S&P Global, Inc. (Capital Markets)		5,490	2,251,888
Stifel Financial Corp. (Capital Markets)		8,096	549,718
Travelers Cos., Inc. / The (Insurance)		20,765	3,794,388
Truist Financial Corp. (Banks)		18,963	1,075,202
Voya Financial, Inc. (Diversified Financial Svs.)		48,034	3,187,056
Wells Fargo & Co. (Banks)		20,592	997,888
			60,679,089
Health Care–19.1%
Abbott Laboratories (Health Care Equip. & Supplies)		4,499	532,502
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		20,642	2,731,556
Amgen, Inc. (Biotechnology)		8,918	2,156,551
Anthem, Inc. (Health Care Providers & Svs.)		8,829	4,336,981
Biogen, Inc. (Biotechnology)	(a)	4,506	948,964
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	43,669	1,934,100
Bristol-Myers Squibb Co. (Pharmaceuticals)		17,412	1,271,598
Cigna Corp. (Health Care Providers & Svs.)		8,513	2,039,800
CVS Health Corp. (Health Care Providers & Svs.)		30,333	3,070,003
Danaher Corp. (Life Sciences Tools & Svs.)		11,419	3,349,535
Humana, Inc. (Health Care Providers & Svs.)		158	68,757
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,968	1,623,674
Johnson & Johnson (Pharmaceuticals)		56,054	9,934,449
McKesson Corp. (Health Care Providers & Svs.)		2,527	773,590
Medtronic PLC (Health Care Equip. & Supplies)		17,537	1,945,730
Merck & Co., Inc. (Pharmaceuticals)		51,503	4,225,821
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	424	582,233
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,679	560,098
Perrigo Co. PLC (Pharmaceuticals)		2,391	91,886
Pfizer, Inc. (Pharmaceuticals)		69,688	3,607,748
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	17,164	1,389,426
Teladoc Health, Inc. (Health Care Technology)	(a)	13,323	960,988
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4,886	2,885,916
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,100	3,110,817
Zoetis, Inc. (Pharmaceuticals)		14,933	2,816,214
			56,948,937
Industrials–11.8%
Alaska Air Group, Inc. (Airlines)	(a)	15,689	910,119
AMETEK, Inc. (Electrical Equip.)		8,048	1,071,833
Boeing Co. / The (Aerospace & Defense)	(a)	9,346	1,789,759
Builders FirstSource, Inc. (Building Products)	(a)	3,070	198,138
CSX Corp. (Road & Rail)		3,339	125,046
Cummins, Inc. (Machinery)		4,473	917,457
Curtiss-Wright Corp. (Aerospace & Defense)		13,145	1,973,853
Delta Air Lines, Inc. (Airlines)	(a)	1,985	78,546
Donaldson Co., Inc. (Machinery)		3,285	170,590
Eaton Corp. PLC (Electrical Equip.)		19,624	2,978,138
Equifax, Inc. (Professional Svs.)		1,855	439,820
Expeditors International of Washington, Inc. (Air Freight & Logistics)		666	68,705
Common Stocks (Continued)		Shares	Value
Industrials (continued)
General Dynamics Corp. (Aerospace & Defense)		17,355	$ 4,185,679
HEICO Corp. (Aerospace & Defense)		6,649	1,020,887
HEICO Corp. Class A (Aerospace & Defense)		14,889	1,888,372
Honeywell International, Inc. (Industrial Conglomerates)		16,553	3,220,883
Illinois Tool Works, Inc. (Machinery)		15,481	3,241,721
Landstar System, Inc. (Road & Rail)		15,788	2,381,304
Lennox International, Inc. (Building Products)		437	112,685
Lockheed Martin Corp. (Aerospace & Defense)		2,214	977,260
MasTec, Inc. (Construction & Engineering)	(a)	1,681	146,415
Northrop Grumman Corp. (Aerospace & Defense)		1,551	693,638
Owens Corning (Building Products)		11,817	1,081,255
Republic Services, Inc. (Commercial Svs. & Supplies)		623	82,548
Roper Technologies, Inc. (Industrial Conglomerates)		1,614	762,179
Ryder System, Inc. (Road & Rail)		5,775	458,131
Schneider National, Inc. Class B (Road & Rail)		17,623	449,386
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	9,172	1,483,021
Snap-on, Inc. (Machinery)		4,399	903,907
United Parcel Service, Inc. Class B (Air Freight & Logistics)		4,588	983,942
Waste Connections, Inc. (Commercial Svs. & Supplies)		2,763	385,991
			35,181,208
Information Technology–10.2%
Adobe, Inc. (Software)	(a)	533	242,845
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	6,826	746,355
Automatic Data Processing, Inc. (IT Svs.)		2,955	672,381
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		6,467	262,496
Cadence Design Systems, Inc. (Software)	(a)	2,410	396,349
Ciena Corp. (Communications Equip.)	(a)	5,005	303,453
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	6,284	532,820
Cisco Systems, Inc. (Communications Equip.)		648	36,132
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	53,249	2,672,567
Fidelity National Information Services, Inc. (IT Svs.)		25,577	2,568,442
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	14,155	262,575
Global Payments, Inc. (IT Svs.)		929	127,124
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		94,932	1,586,314
HP, Inc. (Tech. Hardware, Storage & Periph.)		33,527	1,217,030
Intel Corp. (Semiconductors & Equip.)		95,004	4,708,398
Intuit, Inc. (Software)		691	332,260
Juniper Networks, Inc. (Communications Equip.)		46,328	1,721,549
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,053	956,192
Microsoft Corp. (Software)		3,113	959,769
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		178	86,451
NXP Semiconductors N.V. (Semiconductors & Equip.)		483	89,394
PayPal Holdings, Inc. (IT Svs.)	(a)	4,477	517,765
QUALCOMM, Inc. (Semiconductors & Equip.)		408	62,351
salesforce.com, Inc. (Software)	(a)	11,264	2,391,573
ServiceNow, Inc. (Software)	(a)	1,722	958,965
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	7,404	1,112,081
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		947	124,038
Texas Instruments, Inc. (Semiconductors & Equip.)		1,462	268,248

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Visa, Inc. (IT Svs.)		10,366	$ 2,298,868
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	9,633	478,278
Western Union Co. / The (IT Svs.)		14,994	280,988
Workday, Inc. Class A (Software)	(a)	6,752	1,616,834
			30,590,885
Materials–3.1%
Corteva, Inc. (Chemicals)		22,611	1,299,680
Ecolab, Inc. (Chemicals)		16,452	2,904,765
Freeport-McMoRan, Inc. (Metals & Mining)		15,235	757,789
Linde PLC (Chemicals)		3,417	1,091,492
Mosaic Co. / The (Chemicals)		6,936	461,244
PPG Industries, Inc. (Chemicals)		928	121,633
Reliance Steel & Aluminum Co. (Metals & Mining)		11,863	2,175,081
Steel Dynamics, Inc. (Metals & Mining)		648	54,063
Vulcan Materials Co. (Construction Materials)		1,345	247,077
Westrock Co. (Containers & Packaging)		4,749	223,345
			9,336,169
Real Estate–5.5%
American Homes 4 Rent Class A (Equity REIT)		12,839	513,945
Brixmor Property Group, Inc. (Equity REIT)		5,718	147,582
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	12,121	1,109,314
Crown Castle International Corp. (Equity REIT)		3,021	557,677
CubeSmart (Equity REIT)		50,476	2,626,266
Equity LifeStyle Properties, Inc. (Equity REIT)		19,960	1,526,541
Extra Space Storage, Inc. (Equity REIT)		10,137	2,084,167
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Life Storage, Inc. (Equity REIT)		12,440	$ 1,746,949
Mid-America Apartment Communities, Inc. (Equity REIT)		3,252	681,131
Prologis, Inc. (Equity REIT)		32,170	5,194,812
Sun Communities, Inc. (Equity REIT)		936	164,071
			16,352,455
Utilities–4.9%
CMS Energy Corp. (Multi-Utilities)		14,382	1,005,877
DTE Energy Co. (Multi-Utilities)		25,975	3,434,155
Entergy Corp. (Electric Utilities)		31,975	3,733,081
Eversource Energy (Electric Utilities)		11,803	1,040,907
NextEra Energy, Inc. (Electric Utilities)		23,083	1,955,361
OGE Energy Corp. (Electric Utilities)		79,803	3,254,366
Sempra Energy (Multi-Utilities)		435	73,132
Sunnova Energy International, Inc. (Ind. Power & Renewable Elec.)	(a)	3,862	89,058
			14,585,937
Total Common Stocks (Cost $290,056,514)			$299,908,651

Money Market Funds–1.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(b)	3,377,257	$ 3,376,919
Total Money Market Funds (Cost $3,376,470)			$3,376,919
Total Investments – 101.5% (Cost $293,432,984)	(c)		$303,285,570
Liabilities in Excess of Other Assets – (1.5)%	(d)		(4,425,270)
Net Assets – 100.0%			$298,860,300

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $250,800 of cash pledged as collateral for the futures contracts outstanding at March 31, 2022. See also the following Schedule of Open Futures Contracts.
Schedule of Open Futures Contracts	March 31, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	19	June 17, 2022	$4,108,370	$4,304,213	$195,843	$(61,988)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds–97.6%		Rate	Maturity	Face Amount	Value
Communication Services–17.7%
AMC Networks, Inc. (Media)		4.750%	08/01/2025	$ 175,000	$ 174,379
AMC Networks, Inc. (Media)		4.250%	02/15/2029	100,000	93,320
Audacy Capital Corp. (Media)	(a)	6.500%	05/01/2027	375,000	351,847
Audacy Capital Corp. (Media)	(a)	6.750%	03/31/2029	350,000	326,812
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	400,000	397,148
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	225,000	225,332
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	650,000	643,175
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	175,000	175,000
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	2,175,000	2,088,521
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	234,573
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	01/15/2034	100,000	86,850
CSC Holdings LLC (Media)		5.250%	06/01/2024	375,000	375,474
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	900,000	892,125
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	550,000	540,375
CSC Holdings LLC (Media)	(a)	5.750%	01/15/2030	300,000	267,000
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	200,000	175,373
CSC Holdings LLC (Media)	(a)	4.625%	12/01/2030	675,000	564,496
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	200,000	168,500
CSC Holdings LLC (Media)	(a)	4.500%	11/15/2031	150,000	134,441
Cumulus Media New Holdings, Inc. (Media)	(a)	6.750%	07/01/2026	356,000	356,085
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. (Media)	(a)	5.875%	08/15/2027	400,000	393,500
DISH DBS Corp. (Media)	(a)	5.250%	12/01/2026	450,000	428,625
DISH DBS Corp. (Media)		7.375%	07/01/2028	100,000	94,750
DISH DBS Corp. (Media)		5.125%	06/01/2029	625,000	532,244
Gray Escrow II, Inc. (Media)	(a)	5.375%	11/15/2031	175,000	167,338
Gray Television, Inc. (Media)	(a)	5.875%	07/15/2026	750,000	767,876
Gray Television, Inc. (Media)	(a)	4.750%	10/15/2030	75,000	69,656
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	41,769	42,918
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	1,025,707	1,060,530
iHeartCommunications, Inc. (Media)	(a)	5.250%	08/15/2027	250,000	247,187
iHeartCommunications, Inc. (Media)	(a)	4.750%	01/15/2028	100,000	95,500
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	148,875
Lamar Media Corp. (Media)		3.625%	01/15/2031	100,000	91,813
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	450,000	447,813
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	72,656
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	350,000	327,974
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	134,165
Midas OpCo Holdings LLC (Media)	(a)	5.625%	08/15/2029	750,000	707,535
Millennium Escrow Corp. (Interactive Media & Svs.)	(a)	6.625%	08/01/2026	225,000	213,624
News Corp. (Media)	(a)	5.125%	02/15/2032	75,000	75,399
Nexstar Media, Inc. (Media)	(a)	5.625%	07/15/2027	300,000	303,660
Nexstar Media, Inc. (Media)	(a)	4.750%	11/01/2028	750,000	726,562
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	3.500%	02/15/2028	350,000	313,119
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	5.375%	12/01/2028	375,000	325,369
ROBLOX Corp. (Entertainment)	(a)	3.875%	05/01/2030	275,000	257,125
Scripps Escrow II, Inc. (Media)	(a)	3.875%	01/15/2029	100,000	92,925
Scripps Escrow II, Inc. (Media)	(a)	5.375%	01/15/2031	300,000	287,250
Scripps Escrow, Inc. (Media)	(a)	5.875%	07/15/2027	350,000	350,266
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	650,000	633,600
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	125,000	113,438
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	275,000	238,002
Sirius XM Radio, Inc. (Media)	(a)	3.125%	09/01/2026	225,000	212,731
Sirius XM Radio, Inc. (Media)	(a)	5.000%	08/01/2027	75,000	74,813
Sirius XM Radio, Inc. (Media)	(a)	4.000%	07/15/2028	175,000	166,250
Sirius XM Radio, Inc. (Media)	(a)	4.125%	07/01/2030	475,000	444,681
Sirius XM Radio, Inc. (Media)	(a)	3.875%	09/01/2031	600,000	546,000
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	02/15/2025	300,000	327,000
TEGNA, Inc. (Media)		5.000%	09/15/2029	750,000	751,834
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	800,000	772,000
Terrier Media Buyer, Inc. (Media)	(a)	8.875%	12/15/2027	1,000,000	1,017,500
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(a)	2.250%	02/15/2026	200,000	188,460
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(a)	3.375%	04/15/2029	500,000	475,565
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.875%	02/15/2031	150,000	135,140
Townsquare Media, Inc. (Media)	(a)	6.875%	02/01/2026	100,000	102,985
Twitter, Inc. (Interactive Media & Svs.)	(a)	5.000%	03/01/2030	275,000	273,625
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	275,000	261,768
UPC Broadband Finco B.V. (Media)	(a)	4.875%	07/15/2031	725,000	680,681
Urban One, Inc. (Media)	(a)	7.375%	02/01/2028	400,000	401,500
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	200,000	188,899
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	200,000	186,500
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	575,000	552,000
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	182,924
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.750%	07/15/2031	400,000	377,000
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	550,000	514,250
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	117,500
WMG Acquisition Corp. (Entertainment)	(a)	3.875%	07/15/2030	75,000	71,438
Ziggo Bond Co. B.V. (Diversified Telecom. Svs.)	(a)	6.000%	01/15/2027	425,000	427,656
ZipRecruiter, Inc. (Interactive Media & Svs.)	(a)	5.000%	01/15/2030	100,000	97,657
					27,580,477

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary–11.9%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	$1,800,000	$ 1,623,663
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	175,000	179,170
Adient Global Holdings Ltd. (Auto Components)	(a)	4.875%	08/15/2026	775,000	737,575
Affinity Gaming (Hotels, Restaurants & Leisure)	(a)	6.875%	12/15/2027	400,000	389,000
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	6.375%	05/01/2025	625,000	641,581
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	100,000	97,000
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4.625%	11/15/2029	300,000	279,375
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	200,000	185,908
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	8.625%	06/01/2025	25,000	26,259
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	273,625
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	4.750%	06/15/2031	200,000	192,750
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.250%	07/01/2025	325,000	335,543
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	450,000	482,155
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	275,000	257,125
Caesars Resort Collection LLC / CRC Finco, Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	07/01/2025	50,000	51,029
CCM Merger, Inc. (Hotels, Restaurants & Leisure)	(a)	6.375%	05/01/2026	50,000	50,500
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	6.250%	05/15/2026	112,000	115,220
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	8.500%	05/15/2027	1,250,000	1,296,875
Dana, Inc. (Auto Components)		4.250%	09/01/2030	250,000	228,800
Dana, Inc. (Auto Components)		4.500%	02/15/2032	100,000	89,500
Dornoch Debt Merger Sub, Inc. (Auto Components)	(a)	6.625%	10/15/2029	625,000	543,419
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	75,000	66,825
Gap, Inc. / The (Specialty Retail)	(a)	3.875%	10/01/2031	175,000	152,443
Garda World Security Corp. (Diversified Consumer Svs.)	(a)	9.500%	11/01/2027	1,103,000	1,130,575
Gates Global LLC / Gates Corp. (Auto Components)	(a)	6.250%	01/15/2026	950,000	950,888
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	05/01/2028	75,000	77,595
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	150,000	149,662
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	300,000	272,250
IHO Verwaltungs GmbH (Auto Components)	(a)(b)	4.750%, 5.500% PIK	09/15/2026	400,000	392,000
IHO Verwaltungs GmbH (Auto Components)	(a)(b)	6.000%, 6.750% PIK	05/15/2027	400,000	391,000
J.B. Poindexter & Co., Inc. (Auto Components)	(a)	7.125%	04/15/2026	250,000	254,062
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	525,000	532,875
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.125%	11/15/2029	100,000	91,500
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	06/15/2025	100,000	100,750
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	3.875%	02/15/2029	50,000	49,125
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	248,000	244,280
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	75,000	72,587
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	200,000	184,372
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	850,000	844,687
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	01/15/2027	50,000	49,542
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	125,000	111,900
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(a)	4.875%	11/01/2026	50,000	48,025
Real Hero Merger Sub 2, Inc. (Auto Components)	(a)	6.250%	02/01/2029	975,000	888,352
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(a)	6.625%	03/01/2030	400,000	394,312
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	8.625%	07/01/2025	350,000	367,937
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	8.250%	03/15/2026	150,000	156,188
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	250,000	261,875
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	500,000	476,870
Signal Parent, Inc. (Diversified Consumer Svs.)	(a)	6.125%	04/01/2029	425,000	346,366
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	500,000	499,375
Six Flags Theme Parks, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	07/01/2025	50,000	52,188
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	200,000	189,697
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.625%	12/01/2031	200,000	182,940
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.500%	05/15/2025	75,000	77,288
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	75,000	76,107
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	73,547
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	100,000	96,729
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/01/2032	150,000	150,339
					18,533,125
Consumer Staples–3.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	5.875%	02/15/2028	100,000	99,662
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	3.500%	03/15/2029	425,000	383,550
BellRing Brands, Inc. (Personal Products)	(a)	7.000%	03/15/2030	575,000	587,219
Edgewell Personal Care Co. (Personal Products)	(a)	5.500%	06/01/2028	175,000	174,125
Edgewell Personal Care Co. (Personal Products)	(a)	4.125%	04/01/2029	200,000	184,044
Energizer Holdings, Inc. (Household Products)	(a)	6.500%	12/31/2027	100,000	99,000
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	150,000	136,241
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	425,000	372,081
Kraft Heinz Foods Co. (Food Products)		5.200%	07/15/2045	200,000	216,500
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	500,000	493,820
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	5.500%	10/15/2027	150,000	149,280

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	4.250%	08/01/2029	$ 250,000	$ 227,813
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	230,000	231,139
Post Holdings, Inc. (Food Products)	(a)	5.625%	01/15/2028	500,000	490,782
Post Holdings, Inc. (Food Products)	(a)	4.625%	04/15/2030	150,000	135,068
Post Holdings, Inc. (Food Products)	(a)	4.500%	09/15/2031	350,000	310,096
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	6.250%	04/15/2025	100,000	102,500
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	4.750%	02/15/2029	350,000	333,812
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	4.625%	06/01/2030	175,000	161,895
					4,888,627
Energy–13.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	05/15/2026	125,000	135,265
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	250,000	254,597
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	638,281
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	625,000	624,362
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	7.625%	02/01/2029	104,000	112,417
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	225,000	229,781
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	625,000	632,012
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	450,000	443,515
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	425,000	435,833
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.250%	12/31/2028	100,000	105,050
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	75,000	74,107
Berry Petroleum Co. LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	02/15/2026	175,000	172,813
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		8.250%	07/15/2025	150,000	151,500
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)		6.375%	07/01/2026	125,000	124,297
Centennial Resource Production LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	350,000	351,785
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	125,000	125,625
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.000%	03/01/2031	325,000	315,052
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)	(a)	3.250%	01/31/2032	150,000	136,394
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	175,000	175,586
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.500%	02/01/2026	50,000	51,204
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	50,000	51,625
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	425,000	398,000
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	500,000	515,790
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.875%	01/15/2030	100,000	98,530
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	04/01/2029	250,000	266,845
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	600,000	611,541
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.000%	05/01/2029	50,000	50,000
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	200,000	191,500
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.625%	07/15/2025	200,000	207,500
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	100,000	103,375
Enviva Partners LP / Enviva Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2026	900,000	925,317
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		4.750%	07/15/2023	59,000	59,443
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.000%	07/01/2025	225,000	229,510
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	07/01/2027	325,000	339,475
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	350,000	351,370
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	225,000	210,375
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	675,000	631,125
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	75,000	72,375
EQT Corp. (Oil, Gas & Consumable Fuels)		6.625%	02/01/2025	100,000	105,627
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3.125%	05/15/2026	250,000	242,817
EQT Corp. (Oil, Gas & Consumable Fuels)		3.900%	10/01/2027	25,000	24,928
EQT Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2029	75,000	77,426
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3.625%	05/15/2031	125,000	119,375
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	300,000	299,803
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	100,000	94,360
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	300,000	284,622
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	225,000	225,000
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	275,000	268,125
Nabors Industries, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.375%	05/15/2027	100,000	103,875
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		5.625%	04/28/2027	450,000	440,269
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.375%	06/01/2026	75,000	76,875
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.000%	07/15/2025	100,000	112,300
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.875%	09/01/2025	225,000	238,994
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.875%	07/15/2030	375,000	480,937
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2030	275,000	315,562
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	225,000	264,304
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.300%	08/15/2039	325,000	307,125
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.100%	02/15/2047	150,000	138,750
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.400%	08/15/2049	200,000	188,000
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		6.125%	09/15/2024	75,000	75,918
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	250,000	253,435
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	100,000	102,000
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	175,000	177,625
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	75,000	75,912

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	$ 200,000	$ 219,182
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	4.750%	02/15/2030	125,000	124,148
Rattler Midstream LP (Oil, Gas & Consumable Fuels)	(a)	5.625%	07/15/2025	200,000	203,000
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	325,000	325,301
Shelf Drilling Holdings Ltd. (Oil, Gas & Consumable Fuels)	(a)	8.250%	02/15/2025	175,000	143,938
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	275,000	282,776
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.625%	01/15/2027	25,000	25,629
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	50,000	51,597
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		8.375%	09/15/2028	225,000	246,937
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	75,000	76,216
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.750%	02/01/2032	75,000	74,906
Tap Rock Resources LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	10/01/2026	325,000	336,414
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2027	25,000	26,303
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2028	475,000	481,401
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		5.500%	03/01/2030	475,000	493,306
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	02/01/2031	75,000	75,750
TransMontaigne Partners LP / TLP Finance Corp. (Oil, Gas & Consumable Fuels)		6.125%	02/15/2026	225,000	222,343
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	925,000	933,325
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	150,000	150,576
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.000%	07/01/2022	100,000	100,000
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.650%	07/01/2026	50,000	51,250
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.500%	03/01/2028	175,000	178,500
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		4.750%	08/15/2028	75,000	77,410
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.450%	04/01/2044	175,000	177,408
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	500,000	495,000
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	08/15/2048	100,000	98,750
					21,368,502
Financials–9.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	6.750%	10/15/2027	250,000	246,985
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	400,000	384,008
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	675,000	670,781
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	200,000	184,080
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	925,000	862,562
Ford Motor Credit Co. LLC (Consumer Finance)		3.096%	05/04/2023	400,000	399,528
Ford Motor Credit Co. LLC (Consumer Finance)		4.063%	11/01/2024	375,000	373,871
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	06/16/2025	400,000	408,000
Ford Motor Credit Co. LLC (Consumer Finance)		3.375%	11/13/2025	575,000	562,031
Ford Motor Credit Co. LLC (Consumer Finance)		4.389%	01/08/2026	225,000	224,417
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	200,000	186,002
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	443,817
Ford Motor Credit Co. LLC (Consumer Finance)		4.125%	08/17/2027	300,000	293,235
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	525,000	528,113
Ford Motor Credit Co. LLC (Consumer Finance)		4.000%	11/13/2030	275,000	258,968
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	500,000	505,825
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	2,000,000	2,023,110
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	575,000	549,125
LD Holdings Group LLC (Thrifts & Mortgage Finance)	(a)	6.125%	04/01/2028	325,000	287,554
Navient Corp. (Consumer Finance)		6.750%	06/25/2025	175,000	179,782
Navient Corp. (Consumer Finance)		6.750%	06/15/2026	125,000	127,500
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	350,000	325,938
NFP Corp. (Insurance)	(a)	6.875%	08/15/2028	1,300,000	1,241,500
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)	(a)	4.250%	01/15/2029	100,000	93,025
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)	(a)	4.625%	03/15/2030	225,000	211,781
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.625%	03/01/2029	200,000	182,770
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.875%	03/01/2031	350,000	316,750
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	4.000%	10/15/2033	450,000	394,155
Ryan Specialty Group LLC (Insurance)	(a)	4.375%	02/01/2030	275,000	259,875
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.500%	11/15/2025	700,000	679,000
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.750%	06/15/2027	175,000	162,392
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.500%	04/15/2029	225,000	200,480
USI, Inc. (Insurance)	(a)	6.875%	05/01/2025	1,050,000	1,053,475
					14,820,435
Health Care–12.1%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.500%	07/01/2028	25,000	25,125
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.000%	04/15/2029	25,000	24,681
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	4.625%	08/01/2029	250,000	228,130
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	5.125%	03/01/2030	325,000	301,844
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	350,000	325,500
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	600,000	593,400
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	300,000	282,000
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	525,000	523,567
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	857,000	864,499
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	100,000	99,125
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	9.000%	12/15/2025	425,000	440,332

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	02/01/2027	$ 275,000	$ 276,743
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	02/15/2029	175,000	136,326
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.250%	02/15/2029	175,000	143,500
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	7.250%	05/30/2029	575,000	490,435
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.250%	01/30/2030	375,000	294,577
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.250%	02/15/2031	225,000	175,131
Catalent Pharma Solutions, Inc. (Pharmaceuticals)	(a)	3.500%	04/01/2030	150,000	136,875
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	800,000	803,000
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	425,000	428,438
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	50,000	47,047
Centene Corp. (Health Care Providers & Svs.)		2.625%	08/01/2031	200,000	178,000
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	3.750%	03/15/2029	100,000	94,318
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	4.000%	03/15/2031	125,000	117,344
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	8.000%	03/15/2026	350,000	364,497
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.625%	03/15/2027	150,000	152,765
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.000%	01/15/2029	50,000	50,522
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	500,000	491,250
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	150,000	139,571
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.250%	05/15/2030	225,000	215,953
DaVita, Inc. (Health Care Providers & Svs.)	(a)	4.625%	06/01/2030	200,000	186,760
Embecta Corp. (Health Care Equip. & Supplies)	(a)	5.000%	02/15/2030	100,000	94,321
Embecta Corp. (Health Care Equip. & Supplies)	(a)	6.750%	02/15/2030	175,000	175,438
Global Medical Response, Inc. (Health Care Providers & Svs.)	(a)	6.500%	10/01/2025	675,000	669,937
Grifols Escrow Issuer SA (Biotechnology)	(a)	4.750%	10/15/2028	200,000	188,250
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	900,000	936,450
HCA, Inc. (Health Care Providers & Svs.)		5.875%	02/15/2026	100,000	106,351
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	375,000	362,274
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	375,000	355,312
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	10/15/2026	300,000	305,250
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	6.750%	04/15/2025	250,000	258,307
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	4.375%	02/15/2027	125,000	120,762
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	5.375%	01/15/2029	25,000	23,622
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Acquired 10/04/2016 through 07/09/2018, Cost $1,210,062) (Pharmaceuticals)	(a)(c)(d)	5.625%	10/15/2023	1,275,000	624,750
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Acquired 05/05/2016 through 09/24/2018, Cost $354,937) (Pharmaceuticals)	(a)(c)(d)	5.500%	04/15/2025	400,000	195,000
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	5.375%	02/15/2030	225,000	217,125
Mozart Debt Merger Sub, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	325,000	300,625
Mozart Debt Merger Sub, Inc. (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	775,000	720,494
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.500%	09/01/2028	200,000	191,723
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.750%	11/01/2028	925,000	835,210
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	5.125%	04/30/2031	450,000	434,250
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	175,000	156,188
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	9.750%	12/01/2026	750,000	784,537
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	3.625%	01/15/2029	175,000	161,656
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	300,000	269,250
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	06/15/2023	300,000	312,444
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	51,000	51,219
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.875%	01/01/2026	300,000	302,625
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.250%	02/01/2027	125,000	128,324
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	5.125%	11/01/2027	425,000	427,000
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.125%	10/01/2028	300,000	304,875
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.250%	06/01/2029	150,000	143,813
Vizient, Inc. (Health Care Providers & Svs.)	(a)	6.250%	05/15/2027	150,000	154,500
					18,943,137
Industrials–10.1%
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	200,000	202,366
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	1,300,000	1,343,706
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	200,000	176,433
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Airlines)	(a)	5.500%	04/20/2026	450,000	453,375
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Airlines)	(a)	5.750%	04/20/2029	350,000	348,688
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	50,000	48,035
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.625%	05/01/2027	850,000	800,870
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	5.500%	07/15/2025	75,000	75,587
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	3.875%	07/01/2028	75,000	71,533
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	400,000	376,324
Cornerstone Building Brands, Inc. (Building Products)	(a)	6.125%	01/15/2029	200,000	185,610
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	825,000	703,428
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	5.000%	12/15/2029	100,000	94,000
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	600,000	540,000
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	175,000	167,729
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	300,000	269,480
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	325,000	300,953
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	300,000	281,250
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	125,000	121,406
KAR Auction Services, Inc. (Commercial Svs. & Supplies)	(a)	5.125%	06/01/2025	375,000	379,687
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	50,000	46,082
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	700,000	628,250

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(a)	5.500%	02/01/2030	$ 75,000	$ 70,031
Nielsen Co. Luxembourg SARL / The (Professional Svs.)	(a)	5.000%	02/01/2025	150,000	150,750
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.625%	10/01/2028	100,000	100,720
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	4.500%	07/15/2029	100,000	99,750
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.875%	10/01/2030	500,000	501,250
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	4.750%	07/15/2031	175,000	174,781
Redwood Star Merger Sub, Inc. (Machinery)	(a)	8.750%	04/01/2030	475,000	454,812
Ritchie Bros Holdings, Inc. (Commercial Svs. & Supplies)	(a)	4.750%	12/15/2031	75,000	73,125
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	125,000	119,543
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	23,125
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	400,000	413,000
Stena International SA (Transportation Infrastructure)	(a)	6.125%	02/01/2025	300,000	300,000
TK Elevator Holdco GmbH (Building Products)	(a)	7.625%	07/15/2028	269,000	266,646
TK Elevator U.S. Newco, Inc. (Building Products)	(a)	5.250%	07/15/2027	325,000	321,435
TransDigm U.K. Holdings PLC (Aerospace & Defense)		6.875%	05/15/2026	275,000	280,060
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	625,000	641,650
TransDigm, Inc. (Aerospace & Defense)		6.375%	06/15/2026	550,000	554,964
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	150,000	148,875
TransDigm, Inc. (Aerospace & Defense)		4.625%	01/15/2029	125,000	116,871
TransDigm, Inc. (Aerospace & Defense)		4.875%	05/01/2029	425,000	398,340
Trident TPI Holdings, Inc. (Machinery)	(a)	9.250%	08/01/2024	175,000	175,875
Trident TPI Holdings, Inc. (Machinery)	(a)	6.625%	11/01/2025	700,000	686,000
United Rentals North America, Inc. (Trading Companies & Distributors)		5.500%	05/15/2027	50,000	51,715
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	325,000	330,133
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	100,000	103,125
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	47,125
United Rentals North America, Inc. (Trading Companies & Distributors)		3.750%	01/15/2032	150,000	139,875
Watco Cos. LLC / Watco Finance Corp. (Road & Rail)	(a)	6.500%	06/15/2027	400,000	393,268
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.125%	06/15/2025	100,000	104,032
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	225,000	238,980
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	425,000	402,726
White Cap Parent LLC (Building Products)	(a)(b)	8.250%, 9.000% PIK	03/15/2026	325,000	319,313
					15,816,687
Information Technology–5.2%
Black Knight InfoServ LLC (IT Svs.)	(a)	3.625%	09/01/2028	275,000	260,617
Booz Allen Hamilton, Inc. (IT Svs.)	(a)	3.875%	09/01/2028	75,000	72,397
Booz Allen Hamilton, Inc. (IT Svs.)	(a)	4.000%	07/01/2029	50,000	48,822
Boxer Parent Co., Inc. (Software)	(a)	9.125%	03/01/2026	75,000	77,250
Ciena Corp. (Communications Equip.)	(a)	4.000%	01/31/2030	75,000	72,188
Condor Merger Sub, Inc. (Software)	(a)	7.375%	02/15/2030	875,000	839,335
Diebold Nixdorf, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9.375%	07/15/2025	50,000	50,794
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	425,000	395,233
Fair Isaac Corp. (Software)	(a)	4.000%	06/15/2028	125,000	121,015
Gartner, Inc. (IT Svs.)	(a)	4.500%	07/01/2028	50,000	49,812
Gartner, Inc. (IT Svs.)	(a)	3.750%	10/01/2030	125,000	117,344
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	350,000	351,594
Helios Software Holdings, Inc. / ION Corporate Solutions Finance SARL (Software)	(a)	4.625%	05/01/2028	375,000	344,554
II-VI, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	175,000	171,062
LogMeIn, Inc. (Software)	(a)	5.500%	09/01/2027	425,000	396,678
Minerva Merger Sub, Inc. (Software)	(a)	6.500%	02/15/2030	825,000	800,353
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.000%	10/01/2028	225,000	215,437
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.125%	04/15/2029	50,000	48,067
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	6.125%	09/01/2029	50,000	50,125
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.250%	10/01/2030	350,000	331,786
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	350,000	332,500
PTC, Inc. (Software)	(a)	3.625%	02/15/2025	25,000	24,719
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	625,000	567,187
Science Applications International Corp. (IT Svs.)	(a)	4.875%	04/01/2028	75,000	73,901
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		3.125%	07/15/2029	300,000	269,250
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		3.375%	07/15/2031	250,000	222,279
SS&C Technologies, Inc. (Software)	(a)	5.500%	09/30/2027	600,000	604,509
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	125,000	117,812
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	450,000	416,250
Veritas U.S., Inc. / Veritas Bermuda Ltd. (Software)	(a)	7.500%	09/01/2025	625,000	592,941
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	75,000	70,382
					8,106,193
Materials–11.1%
ARD Finance SA (Containers & Packaging)	(a)(b)	6.500%, 7.250% PIK	06/30/2027	653,176	597,248
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	475,000	428,046
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	600,000	554,625
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	275,000	254,203
Axalta Coating Systems LLC (Chemicals)	(a)	3.375%	02/15/2029	150,000	131,880
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	4.750%	06/15/2027	150,000	144,307
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	325,000	291,377
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	275,000	278,119
Clearwater Paper Corp. (Paper & Forest Products)	(a)	5.375%	02/01/2025	575,000	581,469
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.625%	03/01/2029	400,000	394,518

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	$ 475,000	$ 469,656
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	1,250,000	1,176,562
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	325,000	282,165
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	750,000	741,562
Compass Minerals International, Inc. (Metals & Mining)	(a)	6.750%	12/01/2027	50,000	50,630
Crown Americas LLC / Crown Americas Capital Corp. VI (Containers & Packaging)		4.750%	02/01/2026	275,000	277,937
Diamond B.C. B.V. (Chemicals)	(a)	4.625%	10/01/2029	375,000	336,563
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	280,125
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	850,000	852,226
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	7.875%	07/15/2026	475,000	491,625
Freeport-McMoRan, Inc. (Metals & Mining)		5.000%	09/01/2027	175,000	179,678
Freeport-McMoRan, Inc. (Metals & Mining)		4.625%	08/01/2030	150,000	153,375
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	151,500
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	100,000	94,000
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	100,000	92,000
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.750%	02/01/2030	25,000	22,875
H.B. Fuller Co. (Chemicals)		4.250%	10/15/2028	125,000	117,025
Herens Holdco SARL (Chemicals)	(a)	4.750%	05/15/2028	500,000	448,365
Hexion, Inc. (Chemicals)	(a)	7.875%	07/15/2027	525,000	553,717
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	150,000	151,875
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	900,000	882,000
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	300,000	298,808
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.250%	04/15/2025	225,000	223,000
OI European Group B.V. (Containers & Packaging)	(a)	4.750%	02/15/2030	300,000	278,760
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	4.250%	10/01/2028	200,000	181,637
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	6.250%	10/01/2029	400,000	354,000
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	175,000	174,125
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.375%	08/15/2025	475,000	482,574
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	38,000	37,620
Polar U.S. Borrower LLC / Schenectady International Group, Inc. (Chemicals)	(a)	6.750%	05/15/2026	500,000	426,250
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	175,000	170,625
SPCM SA (Chemicals)	(a)	3.375%	03/15/2030	200,000	175,580
SRS Distribution, Inc. (Construction Materials)	(a)	6.125%	07/01/2029	200,000	184,500
SRS Distribution, Inc. (Construction Materials)	(a)	6.000%	12/01/2029	425,000	393,125
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	1,250,000	1,239,100
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	25,000	23,906
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	5.500%	08/15/2026	200,000	199,176
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	675,000	671,625
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	125,000	122,306
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	250,000	233,775
					17,331,745
Real Estate–0.4%
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	3.500%	02/15/2025	25,000	24,631
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.250%	12/01/2026	225,000	224,055
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.625%	12/01/2029	275,000	274,313
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.125%	08/15/2030	100,000	96,536
					619,535
Utilities–2.8%
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.875%	08/20/2026	425,000	423,699
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	100,000	99,625
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.250%	06/01/2026	50,000	50,250
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	425,000	414,579
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.625%	02/01/2029	150,000	138,000
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	100,000	91,000
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	300,000	268,555
NRG Energy, Inc. (Electric Utilities)		6.625%	01/15/2027	76,000	78,320
NRG Energy, Inc. (Electric Utilities)	(a)	3.375%	02/15/2029	25,000	22,223
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	25,000	21,990
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	775,000	682,000
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	600,000	608,250
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(a)	5.000%	06/01/2031	125,000	117,188
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	750,000	746,812
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	225,000	226,231
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	375,000	368,929
					4,357,651
Total Corporate Bonds (Cost $157,476,101)					$152,366,114

Common Stocks–0.2%		Shares	Value
Communication Services–0.2%
iHeartMedia, Inc. Class A (Media)	(d)	7,387	$ 139,836
Intelsat Emergence SA (Diversified Telecom. Svs.)	(d)	4,375	130,156
Total Common Stocks (Cost $574,107)			$269,992

(continued)

Ohio National Fund, Inc.	ON Federated High Income Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Warrants–0.0%	Expiration	Strike Price	Quantity	Value
Energy–0.0%
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	02/09/2026	$ 26.43	226	$ 14,471
Total Warrants (Cost $20,733)				$14,471

Rights–0.0%		Quantity	Value
Communication Services–0.0%
Intelsat Jackson Holdings SA (Diversified Telecom. Svs.)	(d)	591	$ 0
Total Rights (Cost $0)			$0

Money Market Funds–2.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(e)	3,638,614	$ 3,638,250
Total Money Market Funds (Cost $3,637,975)			$3,638,250
Total Investments – 100.1% (Cost $161,708,916)	(f)		$156,288,827
Liabilities in Excess of Other Assets – (0.1)%			(171,129)
Net Assets – 100.0%			$156,117,698

Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind

Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2022, the value of these securities totaled $125,080,372, or 80.1% of the Portfolio’s net assets.
(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)	Represents a security that is in default and deemed to be non-income producing.
(d)	Non-income producing security.
(e)	Rate represents the seven-day yield at March 31, 2022.
(f)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–99.3%		Shares	Value
Communication Services–17.6%
Activision Blizzard, Inc. (Entertainment)		17,819	$ 1,427,480
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	4,145	11,528,696
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	4,351	12,152,299
Baidu, Inc. – ADR (Interactive Media & Svs.)	(a)	5,534	732,148
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	935	2,195,801
Charter Communications, Inc. Class A (Media)	(a)	3,950	2,154,804
Comcast Corp. Class A (Media)		103,451	4,843,576
Electronic Arts, Inc. (Entertainment)		6,426	812,953
Match Group, Inc. (Interactive Media & Svs.)	(a)	6,519	708,876
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	47,658	10,597,233
NetEase, Inc. – ADR (Entertainment)		4,790	429,615
Netflix, Inc. (Entertainment)	(a)	10,152	3,802,838
Sirius XM Holdings, Inc. (Media)		90,281	597,660
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	28,568	3,666,703
			55,650,682
Consumer Discretionary–16.2%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,488	1,457,899
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	7,014	22,865,289
Dollar Tree, Inc. (Multiline Retail)	(a)	5,145	823,972
eBay, Inc. (Internet & Direct Marketing Retail)		13,435	769,288
JD.com, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	13,639	789,289
Lucid Group, Inc. (Automobiles)	(a)	37,806	960,272
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,823	1,031,044
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,463	1,311,622
MercadoLibre, Inc. (Internet & Direct Marketing Retail)	(a)	1,153	1,371,471
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	1,523	1,043,194
Pinduoduo, Inc. – ADR (Internet & Direct Marketing Retail)	(a)	10,119	405,873
Ross Stores, Inc. (Specialty Retail)		8,071	730,103
Starbucks Corp. (Hotels, Restaurants & Leisure)		26,306	2,393,057
Tesla, Inc. (Automobiles)	(a)	14,246	15,351,490
			51,303,863
Consumer Staples–5.5%
Costco Wholesale Corp. (Food & Staples Retailing)		10,141	5,839,695
Keurig Dr Pepper, Inc. (Beverages)		32,429	1,229,059
Kraft Heinz Co. / The (Food Products)		27,985	1,102,329
Mondelez International, Inc. Class A (Food Products)		31,748	1,993,139
Monster Beverage Corp. (Beverages)	(a)	12,105	967,190
PepsiCo, Inc. (Beverages)		31,639	5,295,736
Walgreens Boots Alliance, Inc. (Food & Staples Retailing)		19,735	883,536
			17,310,684
Health Care–5.8%
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,803	786,108
Amgen, Inc. (Biotechnology)		12,738	3,080,303
AstraZeneca PLC – ADR (Pharmaceuticals)		13,044	865,339
Biogen, Inc. (Biotechnology)	(a)	3,360	707,616
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	2,219	1,135,240
Gilead Sciences, Inc. (Biotechnology)		28,673	1,704,610
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,926	1,053,638
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	3,590	1,254,346
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	8,180	2,467,743
Moderna, Inc. (Biotechnology)	(a)	9,213	1,587,031
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	2,440	1,704,145
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Seagen, Inc. (Biotechnology)	(a)	4,206	$ 605,874
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,821	1,519,106
			18,471,099
Industrials–3.1%
Cintas Corp. (Commercial Svs. & Supplies)		2,372	1,009,025
Copart, Inc. (Commercial Svs. & Supplies)	(a)	5,424	680,549
CSX Corp. (Road & Rail)		50,155	1,878,305
Fastenal Co. (Trading Companies & Distributors)		13,163	781,882
Honeywell International, Inc. (Industrial Conglomerates)		15,684	3,051,793
Old Dominion Freight Line, Inc. (Road & Rail)		2,630	785,528
PACCAR, Inc. (Machinery)		7,949	700,068
Verisk Analytics, Inc. (Professional Svs.)		3,688	791,556
			9,678,706
Information Technology–50.0%
Adobe, Inc. (Software)	(a)	10,801	4,921,152
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	37,214	4,068,979
Analog Devices, Inc. (Semiconductors & Equip.)		11,967	1,976,709
ANSYS, Inc. (Software)	(a)	1,994	633,394
Apple, Inc. (Tech. Hardware, Storage & Periph.)		224,943	39,277,297
Applied Materials, Inc. (Semiconductors & Equip.)		20,201	2,662,492
ASML Holding N.V. (Semiconductors & Equip.)		1,896	1,266,395
Atlassian Corp. PLC Class A (Software)	(a)	3,228	948,483
Autodesk, Inc. (Software)	(a)	5,030	1,078,181
Automatic Data Processing, Inc. (IT Svs.)		9,606	2,185,749
Broadcom, Inc. (Semiconductors & Equip.)		9,367	5,898,213
Cadence Design Systems, Inc. (Software)	(a)	6,341	1,042,841
Cisco Systems, Inc. (Communications Equip.)		94,998	5,297,088
Cognizant Technology Solutions Corp. Class A (IT Svs.)		12,005	1,076,488
Crowdstrike Holdings, Inc. Class A (Software)	(a)	4,761	1,081,128
Datadog, Inc. Class A (Software)	(a)	6,043	915,333
DocuSign, Inc. (Software)	(a)	4,531	485,361
Fiserv, Inc. (IT Svs.)	(a)	14,913	1,512,178
Fortinet, Inc. (Software)	(a)	3,677	1,256,578
Intel Corp. (Semiconductors & Equip.)		93,120	4,615,027
Intuit, Inc. (Software)		6,475	3,113,439
KLA Corp. (Semiconductors & Equip.)		3,446	1,261,443
Lam Research Corp. (Semiconductors & Equip.)		3,190	1,714,976
Marvell Technology, Inc. (Semiconductors & Equip.)		19,295	1,383,644
Microchip Technology, Inc. (Semiconductors & Equip.)		12,714	955,330
Micron Technology, Inc. (Semiconductors & Equip.)		25,607	1,994,529
Microsoft Corp. (Software)		103,335	31,859,214
NVIDIA Corp. (Semiconductors & Equip.)		48,495	13,232,346
NXP Semiconductors N.V. (Semiconductors & Equip.)		6,004	1,111,220
Okta, Inc. (IT Svs.)	(a)	3,396	512,660
Palo Alto Networks, Inc. (Software)	(a)	2,253	1,402,515
Paychex, Inc. (IT Svs.)		8,249	1,125,741
PayPal Holdings, Inc. (IT Svs.)	(a)	26,640	3,080,916
QUALCOMM, Inc. (Semiconductors & Equip.)		25,772	3,938,477
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3,751	499,933
Splunk, Inc. (Software)	(a)	3,630	539,454
Synopsys, Inc. (Software)	(a)	3,500	1,166,445
Texas Instruments, Inc. (Semiconductors & Equip.)		21,120	3,875,098
VeriSign, Inc. (IT Svs.)	(a)	2,519	560,377
Workday, Inc. Class A (Software)	(a)	4,482	1,073,260
Zoom Video Communications, Inc. Class A (Software)	(a)	5,544	649,923
Zscaler, Inc. (Software)	(a)	3,204	773,061
			158,023,067

(continued)

Ohio National Fund, Inc.	ON Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities–1.1%
American Electric Power Co., Inc. (Electric Utilities)	11,530	$ 1,150,348
Constellation Energy Corp. (Electric Utilities)	7,470	420,188
Exelon Corp. (Electric Utilities)	22,413	1,067,531
Xcel Energy, Inc. (Electric Utilities)	12,442	897,939
		3,536,006
Total Common Stocks (Cost $178,922,836)		$313,974,107

U.S. Treasury Obligations–0.1%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	01/26/2023	$ 100,000	$ 98,872
Total U.S. Treasury Obligations (Cost $98,988)					$98,872
Money Market Funds–0.6%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(c)	1,881,486	$ 1,881,298
Total Money Market Funds (Cost $1,881,218)			$1,881,298
Total Investments – 100.0% (Cost $180,903,042)	(d)		$315,954,277
Other Assets in Excess of Liabilities – 0.0%	(b)		145,372
Net Assets – 100.0%			$316,099,649

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $4,079 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2022. See also the following Schedule of Open Futures Contracts.
(c)	Rate represents the seven-day yield at March 31, 2022.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	6	June 17, 2022	$1,570,167	$1,784,251	$214,084	$(59,966)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–99.0%		Shares	Value
Communication Services–8.8%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	3,913	$ 10,883,423
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	2,877	8,035,432
Altice U.S.A., Inc. Class A (Media)	(a)	16,935	211,349
AT&T, Inc. (Diversified Telecom. Svs.)		51,749	1,222,829
Charter Communications, Inc. Class A (Media)	(a)	2,326	1,268,879
Comcast Corp. Class A (Media)		108,221	5,066,907
Discovery, Inc. Class C (Media)	(a)	3,156	78,805
Fox Corp. Class A (Media)		75,082	2,961,985
Fox Corp. Class B (Media)		1,656	60,080
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	20,974	4,663,779
Spotify Technology SA (Entertainment)	(a)	2,212	334,056
United States Cellular Corp. (Wireless Telecom. Svs.)	(a)	5,001	151,180
			34,938,704
Consumer Discretionary–11.4%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	4,728	15,413,044
Best Buy Co., Inc. (Specialty Retail)		2,176	197,798
BorgWarner, Inc. (Auto Components)		14,407	560,432
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		823	116,669
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		186	75,704
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	900	111,852
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	354	69,267
Ford Motor Co. (Automobiles)		11,159	188,699
Garmin Ltd. (Household Durables)		3,136	371,961
General Motors Co. (Automobiles)	(a)	26,646	1,165,496
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	3,840	54,874
H&R Block, Inc. (Diversified Consumer Svs.)		28,641	745,812
Home Depot, Inc. / The (Specialty Retail)		17,874	5,350,224
Lowe's Cos., Inc. (Specialty Retail)		7,105	1,436,560
McDonald's Corp. (Hotels, Restaurants & Leisure)		8,285	2,048,715
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		3,404	458,042
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		3,085	349,962
Service Corp. International (Diversified Consumer Svs.)		10,517	692,229
Target Corp. (Multiline Retail)		14,932	3,168,869
Tesla, Inc. (Automobiles)	(a)	8,555	9,218,868
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		23,612	1,368,079
Whirlpool Corp. (Household Durables)		5,716	987,611
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		9,214	1,092,135
			45,242,902
Consumer Staples–5.6%
Brown-Forman Corp. Class B (Beverages)		22,571	1,512,708
Bunge Ltd. (Food Products)		5,936	657,768
Church & Dwight Co., Inc. (Household Products)		3,717	369,395
Coca-Cola Europacific Partners PLC (Beverages)		12,488	607,042
Colgate-Palmolive Co. (Household Products)		67,024	5,082,430
Costco Wholesale Corp. (Food & Staples Retailing)		2,975	1,713,154
Estee Lauder Cos., Inc. / The Class A (Personal Products)		872	237,463
Kellogg Co. (Food Products)		14,630	943,489
Keurig Dr Pepper, Inc. (Beverages)		38,535	1,460,477
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
McCormick & Co., Inc. (Food Products)		8,563	$ 854,587
PepsiCo, Inc. (Beverages)		15,948	2,669,376
Philip Morris International, Inc. (Tobacco)		2,389	224,423
Procter & Gamble Co. / The (Household Products)		14,468	2,210,710
Walmart, Inc. (Food & Staples Retailing)		26,240	3,907,661
			22,450,683
Energy–4.3%
Chevron Corp. (Oil, Gas & Consumable Fuels)		806	131,241
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)		1,037	63,599
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		13,692	809,608
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		1,323	181,357
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		24,281	2,895,024
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		84,802	7,003,797
Halliburton Co. (Energy Equip. & Svs.)		29,974	1,135,115
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		79,975	2,008,172
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7,580	409,851
Phillips 66 (Oil, Gas & Consumable Fuels)		7,819	675,483
Schlumberger N.V. (Energy Equip. & Svs.)		37,137	1,534,130
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		783	59,093
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4,266	433,170
			17,339,640
Financials–10.8%
Ally Financial, Inc. (Consumer Finance)		39,639	1,723,504
American Express Co. (Consumer Finance)		12,080	2,258,960
Bank of America Corp. (Banks)		165,693	6,829,865
Bank of New York Mellon Corp. / The (Capital Markets)		1,272	63,129
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	6,603	2,330,265
Capital One Financial Corp. (Consumer Finance)		4,008	526,210
Charles Schwab Corp. / The (Capital Markets)		2,720	229,323
Citigroup, Inc. (Banks)		32,020	1,709,868
Discover Financial Services (Consumer Finance)		346	38,126
FactSet Research Systems, Inc. (Capital Markets)		1,370	594,785
Goldman Sachs Group, Inc. / The (Capital Markets)		1,070	353,207
JPMorgan Chase & Co. (Banks)		30,546	4,164,031
Marsh & McLennan Cos., Inc. (Insurance)		10,528	1,794,182
MetLife, Inc. (Insurance)		68,381	4,805,817
Moody's Corp. (Capital Markets)		4,302	1,451,538
Pinnacle Financial Partners, Inc. (Banks)		7,199	662,884
PNC Financial Services Group, Inc. / The (Banks)		4,727	871,895
Regions Financial Corp. (Banks)		97,522	2,170,840
S&P Global, Inc. (Capital Markets)		6,821	2,797,838
Stifel Financial Corp. (Capital Markets)		696	47,258
Travelers Cos., Inc. / The (Insurance)		15,259	2,788,277
Truist Financial Corp. (Banks)		9,383	532,016
Voya Financial, Inc. (Diversified Financial Svs.)		58,988	3,913,854
Wells Fargo & Co. (Banks)		6,709	325,118
			42,982,790
Health Care–14.0%
Abbott Laboratories (Health Care Equip. & Supplies)		10,694	1,265,742

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
AbbVie, Inc. (Biotechnology)		4,133	$ 670,001
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		35,568	4,706,713
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	880	383,680
Amgen, Inc. (Biotechnology)		15,021	3,632,378
Anthem, Inc. (Health Care Providers & Svs.)		9,011	4,426,383
Biogen, Inc. (Biotechnology)	(a)	2,041	429,835
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	49,237	2,180,707
Bruker Corp. (Life Sciences Tools & Svs.)		506	32,536
Cigna Corp. (Health Care Providers & Svs.)		4,118	986,714
CVS Health Corp. (Health Care Providers & Svs.)		21,047	2,130,167
Danaher Corp. (Life Sciences Tools & Svs.)		12,904	3,785,130
Eli Lilly & Co. (Pharmaceuticals)		1,481	424,114
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	5,179	2,833,224
Johnson & Johnson (Pharmaceuticals)		48,090	8,522,991
McKesson Corp. (Health Care Providers & Svs.)		2,445	748,488
Medtronic PLC (Health Care Equip. & Supplies)		6,088	675,464
Merck & Co., Inc. (Pharmaceuticals)		45,290	3,716,045
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	719	987,324
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,304	435,001
Pfizer, Inc. (Pharmaceuticals)		48,255	2,498,161
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	23,732	1,921,105
Teladoc Health, Inc. (Health Care Technology)	(a)	5,839	421,167
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4,273	2,523,847
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2,343	1,194,860
Zoetis, Inc. (Pharmaceuticals)		22,992	4,336,061
			55,867,838
Industrials–8.1%
Alaska Air Group, Inc. (Airlines)	(a)	11,040	640,430
AMETEK, Inc. (Electrical Equip.)		3,158	420,582
Boeing Co. / The (Aerospace & Defense)	(a)	5,891	1,128,127
Caterpillar, Inc. (Machinery)		1,453	323,757
CSX Corp. (Road & Rail)		4,764	178,412
Cummins, Inc. (Machinery)		1,853	380,069
Curtiss-Wright Corp. (Aerospace & Defense)		8,193	1,230,261
Delta Air Lines, Inc. (Airlines)	(a)	6,659	263,497
Eaton Corp. PLC (Electrical Equip.)		17,540	2,661,870
Equifax, Inc. (Professional Svs.)		988	234,255
Expeditors International of Washington, Inc. (Air Freight & Logistics)		1,765	182,077
General Dynamics Corp. (Aerospace & Defense)		17,421	4,201,597
HEICO Corp. (Aerospace & Defense)		4,628	710,583
HEICO Corp. Class A (Aerospace & Defense)		15,571	1,974,870
Honeywell International, Inc. (Industrial Conglomerates)		16,557	3,221,661
Illinois Tool Works, Inc. (Machinery)		20,504	4,293,538
Landstar System, Inc. (Road & Rail)		11,749	1,772,102
Lennox International, Inc. (Building Products)		229	59,050
Lockheed Martin Corp. (Aerospace & Defense)		4,680	2,065,752
MasTec, Inc. (Construction & Engineering)	(a)	823	71,683
Northrop Grumman Corp. (Aerospace & Defense)		420	187,832
Old Dominion Freight Line, Inc. (Road & Rail)		575	171,741
Owens Corning (Building Products)		2,023	185,105
Republic Services, Inc. (Commercial Svs. & Supplies)		499	66,118
Common Stocks (Continued)		Shares	Value
Industrials (continued)
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	11,268	$ 1,821,923
Snap-on, Inc. (Machinery)		1,336	274,521
Union Pacific Corp. (Road & Rail)		278	75,952
United Parcel Service, Inc. Class B (Air Freight & Logistics)		16,244	3,483,688
			32,281,053
Information Technology–28.2%
Accenture PLC Class A (IT Svs.)		732	246,852
Adobe, Inc. (Software)	(a)	6,114	2,785,661
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	30,537	3,338,916
Apple, Inc. (Tech. Hardware, Storage & Periph.)		162,802	28,426,857
Applied Materials, Inc. (Semiconductors & Equip.)		1,816	239,349
Automatic Data Processing, Inc. (IT Svs.)		6,752	1,536,350
Broadcom, Inc. (Semiconductors & Equip.)		407	256,280
Cadence Design Systems, Inc. (Software)	(a)	6,330	1,041,032
Ciena Corp. (Communications Equip.)	(a)	3,515	213,114
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	3,696	313,384
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	59,926	3,007,686
EPAM Systems, Inc. (IT Svs.)	(a)	591	175,296
Fidelity National Information Services, Inc. (IT Svs.)		24,684	2,478,767
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		89,567	1,496,665
HP, Inc. (Tech. Hardware, Storage & Periph.)		50,230	1,823,349
Intel Corp. (Semiconductors & Equip.)		94,686	4,692,638
Intuit, Inc. (Software)		3,693	1,775,742
Juniper Networks, Inc. (Communications Equip.)		11,999	445,883
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,084	1,750,939
KLA Corp. (Semiconductors & Equip.)		839	307,124
Lam Research Corp. (Semiconductors & Equip.)		2,046	1,099,950
Mastercard, Inc. Class A (IT Svs.)		3,712	1,326,595
Microsoft Corp. (Software)		85,481	26,354,647
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		726	352,604
NVIDIA Corp. (Semiconductors & Equip.)		20,089	5,481,485
NXP Semiconductors N.V. (Semiconductors & Equip.)		1,489	275,584
PayPal Holdings, Inc. (IT Svs.)	(a)	16,938	1,958,880
QUALCOMM, Inc. (Semiconductors & Equip.)		17,245	2,635,381
salesforce.com, Inc. (Software)	(a)	8,953	1,900,901
ServiceNow, Inc. (Software)	(a)	5,312	2,958,200
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	7,384	1,109,077
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		2,404	314,876
Texas Instruments, Inc. (Semiconductors & Equip.)		7,305	1,340,321
Visa, Inc. (IT Svs.)		31,877	7,069,362
Western Digital Corp. (Tech. Hardware, Storage & Periph.)	(a)	3,836	190,457
Workday, Inc. Class A (Software)	(a)	6,307	1,510,274
			112,230,478
Materials–2.5%
Corteva, Inc. (Chemicals)		13,184	757,816
Ecolab, Inc. (Chemicals)		21,819	3,852,363
Freeport-McMoRan, Inc. (Metals & Mining)		13,604	676,663
Linde PLC (Chemicals)		9,181	2,932,687

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Materials (continued)
Reliance Steel & Aluminum Co. (Metals & Mining)		7,810	$ 1,431,964
Steel Dynamics, Inc. (Metals & Mining)		4,101	342,146
			9,993,639
Real Estate–3.0%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	9,679	885,822
Crown Castle International Corp. (Equity REIT)		4,410	814,086
CubeSmart (Equity REIT)		39,101	2,034,425
Equity LifeStyle Properties, Inc. (Equity REIT)		6,438	492,378
Extra Space Storage, Inc. (Equity REIT)		7,840	1,611,904
Life Storage, Inc. (Equity REIT)		4,912	689,792
Mid-America Apartment Communities, Inc. (Equity REIT)		1,111	232,699
Prologis, Inc. (Equity REIT)		31,891	5,149,759
Sun Communities, Inc. (Equity REIT)		831	145,666
			12,056,531
Common Stocks (Continued)	Shares	Value
Utilities–2.3%
DTE Energy Co. (Multi-Utilities)	17,052	$ 2,254,445
Entergy Corp. (Electric Utilities)	39,450	4,605,787
Eversource Energy (Electric Utilities)	4,851	427,810
NextEra Energy, Inc. (Electric Utilities)	13,727	1,162,814
OGE Energy Corp. (Electric Utilities)	21,686	884,355
		9,335,211
Total Common Stocks (Cost $355,089,536)		$394,719,469

Money Market Funds–1.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(b)	5,515,160	$ 5,514,608
Total Money Market Funds (Cost $5,514,748)			$5,514,608
Total Investments – 100.4% (Cost $360,604,284)	(c)		$400,234,077
Liabilities in Excess of Other Assets – (0.4)%	(d)		(1,655,742)
Net Assets – 100.0%			$398,578,335

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $312,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2022. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	26	June 17, 2022	$5,507,919	$5,889,975	$382,056	$(106,435)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–95.7%		Shares	Value
Communication Services–2.1%
AMC Networks, Inc. Class A (Media)	(a)	3,760	$ 152,769
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	12,048	390,235
Cardlytics, Inc. (Media)	(a)	6,221	342,030
Cargurus, Inc. (Interactive Media & Svs.)	(a)	3,519	149,417
Cinemark Holdings, Inc. (Entertainment)	(a)	22,619	390,856
Eventbrite, Inc. Class A (Interactive Media & Svs.)	(a)	9,898	146,193
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	3,933	63,636
fuboTV, Inc. (Interactive Media & Svs.)	(a)	22,799	149,789
IDT Corp. Class B (Diversified Telecom. Svs.)	(a)	8,567	292,049
Iridium Communications, Inc. (Diversified Telecom. Svs.)	(a)	23,988	967,196
Magnite, Inc. (Media)	(a)	9,751	128,811
Ooma, Inc. (Diversified Telecom. Svs.)	(a)	7,140	107,029
Yelp, Inc. (Interactive Media & Svs.)	(a)	3,270	111,540
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	2,809	271,855
			3,663,405
Consumer Discretionary–13.7%
1-800-Flowers.com, Inc. Class A (Internet & Direct Marketing Retail)	(a)	25,190	321,424
2U, Inc. (Diversified Consumer Svs.)	(a)	27,237	361,707
Academy Sports & Outdoors, Inc. (Specialty Retail)		3,878	152,793
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	32,387	394,474
American Eagle Outfitters, Inc. (Specialty Retail)		37,731	633,881
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	3,304	529,301
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)		27,697	607,672
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	5,371	509,117
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	1,793	68,421
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)	(a)	10,931	434,944
Citi Trends, Inc. (Specialty Retail)	(a)	3,989	122,163
Conn's, Inc. (Specialty Retail)	(a)	9,612	148,121
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	7,805	596,302
Dave & Buster's Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	3,650	179,215
Designer Brands, Inc. Class A (Specialty Retail)	(a)	7,040	95,110
Dillard's, Inc. Class A (Multiline Retail)		556	149,225
Fisker, Inc. (Automobiles)	(a)	22,543	290,805
Fox Factory Holding Corp. (Auto Components)	(a)	5,638	552,242
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	23,453	335,143
GoPro, Inc. Class A (Household Durables)	(a)	57,623	491,524
Green Brick Partners, Inc. (Household Durables)	(a)	5,358	105,874
Helen of Troy Ltd. (Household Durables)	(a)	1,421	278,289
Hibbett, Inc. (Specialty Retail)		3,424	151,820
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	21,299	1,107,761
Houghton Mifflin Harcourt Co. (Diversified Consumer Svs.)	(a)	9,960	209,260
International Game Technology PLC (Hotels, Restaurants & Leisure)		42,702	1,053,885
iRobot Corp. (Household Durables)	(a)	8,719	552,785
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		3,782	156,386
LCI Industries (Auto Components)		6,080	631,165
LGI Homes, Inc. (Household Durables)	(a)	2,779	271,453
M.D.C. Holdings, Inc. (Household Durables)		27,398	1,036,740
Malibu Boats, Inc. Class A (Leisure Products)	(a)	7,654	444,009
MarineMax, Inc. (Specialty Retail)	(a)	9,883	397,890
Meritage Homes Corp. (Household Durables)	(a)	2,043	161,867
Murphy U.S.A., Inc. (Specialty Retail)		2,240	447,910
National Vision Holdings, Inc. (Specialty Retail)	(a)	12,921	562,968
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Overstock.com, Inc. (Internet & Direct Marketing Retail)	(a)	11,824	$ 520,315
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		8,993	946,783
Patrick Industries, Inc. (Auto Components)		6,155	371,147
RealReal, Inc. / The (Internet & Direct Marketing Retail)	(a)	25,373	184,208
Rent-A-Center, Inc. (Specialty Retail)		3,975	100,130
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	10,070	73,209
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	4,333	254,564
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	11,724	796,060
Shutterstock, Inc. (Internet & Direct Marketing Retail)		5,226	486,436
Signet Jewelers Ltd. (Specialty Retail)		4,659	338,709
Sleep Number Corp. (Specialty Retail)	(a)	2,639	133,824
Sonic Automotive, Inc. Class A (Specialty Retail)		11,479	487,972
Sonos, Inc. (Household Durables)	(a)	32,705	922,935
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		6,292	243,123
Stitch Fix, Inc. Class A (Internet & Direct Marketing Retail)	(a)	14,615	147,173
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		12,471	1,044,197
Universal Electronics, Inc. (Household Durables)	(a)	2,066	64,542
Urban Outfitters, Inc. (Specialty Retail)	(a)	19,346	485,778
Visteon Corp. (Auto Components)	(a)	2,461	268,569
Wingstop, Inc. (Hotels, Restaurants & Leisure)		4,987	585,224
Winnebago Industries, Inc. (Automobiles)		14,072	760,310
XPEL, Inc. (Auto Components)	(a)	3,668	192,973
			23,951,827
Consumer Staples–3.1%
Andersons, Inc. / The (Food & Staples Retailing)		15,777	792,952
BJ's Wholesale Club Holdings, Inc. (Food & Staples Retailing)	(a)	11,016	744,792
Celsius Holdings, Inc. (Beverages)	(a)	2,452	135,301
Central Garden & Pet Co. Class A (Household Products)	(a)	9,778	398,747
Hostess Brands, Inc. (Food Products)	(a)	17,404	381,844
Medifast, Inc. (Personal Products)		5,560	949,537
Mission Produce, Inc. (Food Products)	(a)	5,482	69,347
Nu Skin Enterprises, Inc. Class A (Personal Products)		2,007	96,095
Performance Food Group Co. (Food & Staples Retailing)	(a)	24,435	1,243,986
Sanderson Farms, Inc. (Food Products)		695	130,306
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	4,627	147,971
Vital Farms, Inc. (Food Products)	(a)	20,905	258,386
			5,349,264
Energy–3.4%
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	8,257	252,086
Callon Petroleum Co. (Oil, Gas & Consumable Fuels)	(a)	6,013	355,248
Centennial Resource Development, Inc. Class A (Oil, Gas & Consumable Fuels)	(a)	23,038	185,917
ChampionX Corp. (Energy Equip. & Svs.)		12,609	308,668
Clean Energy Fuels Corp. (Oil, Gas & Consumable Fuels)	(a)	18,647	148,057
Delek U.S. Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	6,408	135,978
Denbury, Inc. (Oil, Gas & Consumable Fuels)	(a)	3,933	309,016
Energy Fuels, Inc. (Oil, Gas & Consumable Fuels)	(a)	14,224	130,150

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		29,730	$ 201,867
Kosmos Energy Ltd. (Oil, Gas & Consumable Fuels)	(a)	33,186	238,607
Matador Resources Co. (Oil, Gas & Consumable Fuels)		12,360	654,833
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)		2,213	323,762
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	23,528	356,684
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		13,291	718,644
ProPetro Holding Corp. (Energy Equip. & Svs.)	(a)	15,350	213,826
Smart Sand, Inc. (Energy Equip. & Svs.)	(a)	47,289	163,147
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)	(a)	90,988	652,384
Tellurian, Inc. (Oil, Gas & Consumable Fuels)	(a)	38,977	206,578
Vertex Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	13,558	134,767
W&T Offshore, Inc. (Oil, Gas & Consumable Fuels)	(a)	74,525	284,685
			5,974,904
Financials–5.0%
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		14,639	576,045
BankFinancial Corp. (Banks)		5,622	58,244
Cohen & Steers, Inc. (Capital Markets)		6,316	542,481
Essent Group Ltd. (Thrifts & Mortgage Finance)		9,196	378,967
Federal Agricultural Mortgage Corp. Class C (Thrifts & Mortgage Finance)		5,490	595,555
First Financial Bankshares, Inc. (Banks)		18,320	808,279
First Interstate BancSystem, Inc. Class A (Banks)		5,312	195,322
First Savings Financial Group, Inc. (Banks)		6,615	162,332
Hamilton Lane, Inc. Class A (Capital Markets)		10,125	782,561
Houlihan Lokey, Inc. (Capital Markets)		4,024	353,307
Kinsale Capital Group, Inc. (Insurance)		579	132,024
LendingTree, Inc. (Consumer Finance)	(a)	3,863	462,285
Moelis & Co. Class A (Capital Markets)		2,296	107,797
Open Lending Corp. Class A (Capital Markets)	(a)	11,268	213,078
PROG Holdings, Inc. (Consumer Finance)	(a)	8,761	252,054
Radian Group, Inc. (Thrifts & Mortgage Finance)		6,647	147,630
Republic First Bancorp, Inc. (Banks)	(a)	75,938	391,840
RLI Corp. (Insurance)		2,688	297,374
Selectquote, Inc. (Insurance)	(a)	8,673	24,198
Silvergate Capital Corp. Class A (Banks)	(a)	2,115	318,456
SouthState Corp. (Banks)		3,119	254,479
Stifel Financial Corp. (Capital Markets)		14,119	958,680
Trupanion, Inc. (Insurance)	(a)	6,694	596,569
Virtus Investment Partners, Inc. (Capital Markets)		383	91,916
			8,701,473
Health Care–23.9%
1Life Healthcare, Inc. (Health Care Providers & Svs.)	(a)	25,769	285,521
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	12,690	307,352
Accolade, Inc. (Health Care Providers & Svs.)	(a)	5,842	102,586
Accuray, Inc. (Health Care Equip. & Supplies)	(a)	41,890	138,656
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	7,879	135,834
Agenus, Inc. (Biotechnology)	(a)	65,236	160,481
Alector, Inc. (Biotechnology)	(a)	11,265	160,526
Alkermes PLC (Biotechnology)	(a)	19,720	518,833
Allogene Therapeutics, Inc. (Biotechnology)	(a)	18,877	171,969
Allscripts Healthcare Solutions, Inc. (Health Care Technology)	(a)	14,101	317,555
ALX Oncology Holdings, Inc. (Biotechnology)	(a)	1,291	21,818
Amarin Corp. PLC – ADR (Biotechnology)	(a)	17,101	56,262
Amicus Therapeutics, Inc. (Biotechnology)	(a)	34,993	331,384
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	4,574	477,205
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	24,253	870,683
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Apellis Pharmaceuticals, Inc. (Biotechnology)	(a)	8,810	$ 447,636
Applied Molecular Transport, Inc. (Biotechnology)	(a)	2,404	18,078
Aptinyx, Inc. (Biotechnology)	(a)	28,141	63,880
Arcutis Biotherapeutics, Inc. (Biotechnology)	(a)	5,941	114,424
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	8,746	402,229
Arvinas, Inc. (Pharmaceuticals)	(a)	3,865	260,115
Atara Biotherapeutics, Inc. (Biotechnology)	(a)	26,563	246,770
Atea Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	10,328	74,568
Athenex, Inc. (Biotechnology)	(a)	11,735	9,734
Athersys, Inc. (Biotechnology)	(a)	60,257	36,486
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,974	523,653
Atrion Corp. (Health Care Equip. & Supplies)		585	417,105
Avidity Biosciences, Inc. (Biotechnology)	(a)	5,306	98,002
Avrobio, Inc. (Biotechnology)	(a)	9,661	12,753
Axonics, Inc. (Health Care Equip. & Supplies)	(a)	6,527	408,590
Beam Therapeutics, Inc. (Biotechnology)	(a)	4,803	275,212
Berkeley Lights, Inc. (Life Sciences Tools & Svs.)	(a)	19,349	137,571
Beyondspring, Inc. (Biotechnology)	(a)	8,867	19,507
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	5,476	89,040
Biohaven Pharmaceutical Holding Co. Ltd. (Biotechnology)	(a)	2,576	305,436
Bionano Genomics, Inc. (Life Sciences Tools & Svs.)	(a)	24,308	62,715
Blueprint Medicines Corp. (Biotechnology)	(a)	9,933	634,520
Bridgebio Pharma, Inc. (Biotechnology)	(a)	17,777	180,437
C4 Therapeutics, Inc. (Biotechnology)	(a)	6,485	157,326
Cardiovascular Systems, Inc. (Health Care Equip. & Supplies)	(a)	15,260	344,876
CareDx, Inc. (Biotechnology)	(a)	4,195	155,173
Cassava Sciences, Inc. (Pharmaceuticals)	(a)	5,749	213,518
Cerus Corp. (Health Care Equip. & Supplies)	(a)	42,400	232,776
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	17,805	367,139
Coherus Biosciences, Inc. (Biotechnology)	(a)	29,534	381,284
Collegium Pharmaceutical, Inc. (Pharmaceuticals)	(a)	15,250	310,490
Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	7,252	86,081
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	13,346	300,552
Crinetics Pharmaceuticals, Inc. (Biotechnology)	(a)	2,601	57,092
Cue Biopharma, Inc. (Biotechnology)	(a)	9,963	48,619
Cytokinetics, Inc. (Biotechnology)	(a)	3,206	118,013
Deciphera Pharmaceuticals, Inc. (Biotechnology)	(a)	9,562	88,640
Denali Therapeutics, Inc. (Biotechnology)	(a)	19,937	641,373
Doximity, Inc. Class A (Health Care Technology)	(a)	1,937	100,898
Dynavax Technologies Corp. (Biotechnology)	(a)	15,421	167,164
Editas Medicine, Inc. (Biotechnology)	(a)	20,268	385,497
Emergent BioSolutions, Inc. (Biotechnology)	(a)	3,929	161,325
Enanta Pharmaceuticals, Inc. (Biotechnology)	(a)	3,463	246,496
Ensign Group, Inc. / The (Health Care Providers & Svs.)		3,366	302,974
Evolent Health, Inc. Class A (Health Care Technology)	(a)	10,751	347,257
Fate Therapeutics, Inc. (Biotechnology)	(a)	15,656	606,983
Foghorn Therapeutics, Inc. (Biotechnology)	(a)	8,256	125,739
Frequency Therapeutics, Inc. (Biotechnology)	(a)	11,635	24,666
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,764	159,815
Global Blood Therapeutics, Inc. (Biotechnology)	(a)	4,069	140,950
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	1,270	93,701
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	8,333	526,812
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	26,874	1,071,735
Hanger, Inc. (Health Care Providers & Svs.)	(a)	15,100	276,783
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	5,031	244,758
Harpoon Therapeutics, Inc. (Biotechnology)	(a)	9,978	49,591
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	11,939	805,166

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Heron Therapeutics, Inc. (Biotechnology)	(a)	34,692	$ 198,438
Heska Corp. (Health Care Equip. & Supplies)	(a)	3,015	416,914
Insmed, Inc. (Biotechnology)	(a)	22,842	536,787
Inspire Medical Systems, Inc. (Health Care Technology)	(a)	4,369	1,121,479
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	6,229	501,871
Intellia Therapeutics, Inc. (Biotechnology)	(a)	8,046	584,703
Intercept Pharmaceuticals, Inc. (Biotechnology)	(a)	6,783	110,359
Intersect ENT, Inc. (Health Care Equip. & Supplies)	(a)	4,321	121,031
Intra-Cellular Therapies, Inc. (Pharmaceuticals)	(a)	3,225	197,338
Invitae Corp. (Health Care Providers & Svs.)	(a)	17,449	139,069
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	1,936	304,862
Ironwood Pharmaceuticals, Inc. (Biotechnology)	(a)	48,026	604,167
Karuna Therapeutics, Inc. (Biotechnology)	(a)	607	76,962
Karyopharm Therapeutics, Inc. (Biotechnology)	(a)	38,594	284,438
Kiniksa Pharmaceuticals Ltd. Class A (Biotechnology)	(a)	17,844	177,369
Kodiak Sciences, Inc. (Biotechnology)	(a)	17,029	131,464
Kymera Therapeutics, Inc. (Biotechnology)	(a)	1,184	50,107
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		2,251	104,604
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	3,939	664,115
LivaNova PLC (Health Care Equip. & Supplies)	(a)	1,609	131,664
MacroGenics, Inc. (Biotechnology)	(a)	3,552	31,293
MannKind Corp. (Biotechnology)	(a)	38,144	140,370
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	6,228	1,018,839
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	7,911	526,240
Mirum Pharmaceuticals, Inc. (Biotechnology)	(a)	7,949	175,037
NanoString Technologies, Inc. (Life Sciences Tools & Svs.)	(a)	9,290	322,828
Natera, Inc. (Biotechnology)	(a)	1,705	69,359
Neogen Corp. (Health Care Equip. & Supplies)	(a)	9,757	300,906
NeoGenomics, Inc. (Life Sciences Tools & Svs.)	(a)	20,555	249,743
Neoleukin Therapeutics, Inc. (Biotechnology)	(a)	9,004	16,928
Nevro Corp. (Health Care Equip. & Supplies)	(a)	3,665	265,089
NextCure, Inc. (Biotechnology)	(a)	8,883	43,171
Ocugen, Inc. (Biotechnology)	(a)	25,833	85,249
Omnicell, Inc. (Health Care Technology)	(a)	12,095	1,566,182
OraSure Technologies, Inc. (Health Care Equip. & Supplies)	(a)	4,376	29,669
Ortho Clinical Diagnostics Holdings PLC (Health Care Equip. & Supplies)	(a)	19,482	363,534
Owens & Minor, Inc. (Health Care Providers & Svs.)		4,440	195,449
Oyster Point Pharma, Inc. (Biotechnology)	(a)	9,003	104,795
Pacific Biosciences of California, Inc. (Life Sciences Tools & Svs.)	(a)	16,646	151,479
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	4,474	341,456
Passage Bio, Inc. (Biotechnology)	(a)	8,622	26,728
Patterson Cos., Inc. (Health Care Providers & Svs.)		6,662	215,649
Personalis, Inc. (Life Sciences Tools & Svs.)	(a)	22,434	183,734
PetIQ, Inc. (Health Care Providers & Svs.)	(a)	12,126	295,874
Phreesia, Inc. (Health Care Technology)	(a)	11,187	294,889
Poseida Therapeutics, Inc. (Biotechnology)	(a)	3,813	17,082
Precision BioSciences, Inc. (Biotechnology)	(a)	17,540	54,023
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	6,015	318,434
Progyny, Inc. (Health Care Providers & Svs.)	(a)	15,151	778,761
PTC Therapeutics, Inc. (Biotechnology)	(a)	13,616	508,013
Puma Biotechnology, Inc. (Biotechnology)	(a)	19,032	54,812
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	14,225	380,661
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	7,184	51,437
REGENXBIO, Inc. (Biotechnology)	(a)	7,468	247,863
Relay Therapeutics, Inc. (Biotechnology)	(a)	14,951	447,483
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Relmada Therapeutics, Inc. (Pharmaceuticals)	(a)	5,208	$ 140,564
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	1,210	227,589
Revance Therapeutics, Inc. (Pharmaceuticals)	(a)	8,096	157,872
REVOLUTION Medicines, Inc. (Biotechnology)	(a)	7,851	200,279
Rigel Pharmaceuticals, Inc. (Biotechnology)	(a)	88,669	265,120
Rocket Pharmaceuticals, Inc. (Biotechnology)	(a)	2,755	43,694
Sangamo Therapeutics, Inc. (Biotechnology)	(a)	18,515	107,572
Schrodinger, Inc. (Health Care Technology)	(a)	5,518	188,274
Seer, Inc. (Life Sciences Tools & Svs.)	(a)	2,905	44,272
Select Medical Holdings Corp. (Health Care Providers & Svs.)		19,186	460,272
Seres Therapeutics, Inc. (Biotechnology)	(a)	16,907	120,378
Shockwave Medical, Inc. (Health Care Equip. & Supplies)	(a)	8,090	1,677,542
Silk Road Medical, Inc. (Health Care Equip. & Supplies)	(a)	4,376	180,685
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	45,196	105,307
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	8,570	684,829
Surgery Partners, Inc. (Health Care Providers & Svs.)	(a)	5,893	324,410
Sutro Biopharma, Inc. (Biotechnology)	(a)	13,219	108,660
Tactile Systems Technology, Inc. (Health Care Equip. & Supplies)	(a)	6,253	126,060
Teladoc Health, Inc. (Health Care Technology)	(a)	1,333	96,149
TG Therapeutics, Inc. (Biotechnology)	(a)	15,198	144,533
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	18,256	174,527
Tivity Health, Inc. (Health Care Providers & Svs.)	(a)	4,013	129,098
Twist Bioscience Corp. (Biotechnology)	(a)	8,104	400,176
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	1,951	141,682
Veracyte, Inc. (Biotechnology)	(a)	4,258	117,393
Vericel Corp. (Biotechnology)	(a)	5,321	203,369
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	11,958	59,551
Vir Biotechnology, Inc. (Biotechnology)	(a)	7,996	205,657
Y-mAbs Therapeutics, Inc. (Biotechnology)	(a)	4,746	56,382
Zentalis Pharmaceuticals, Inc. (Biotechnology)	(a)	1,298	59,890
Zynex, Inc. (Health Care Equip. & Supplies)		4,771	29,723
			41,548,697
Industrials–14.7%
Aerojet Rocketdyne Holdings, Inc. (Aerospace & Defense)	(a)	7,734	304,333
Altra Industrial Motion Corp. (Machinery)		4,205	163,701
Ameresco, Inc. Class A (Construction & Engineering)	(a)	5,464	434,388
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		16,413	1,684,959
ASGN, Inc. (Professional Svs.)	(a)	3,953	461,355
Astec Industries, Inc. (Machinery)		4,471	192,253
Atkore, Inc. (Electrical Equip.)	(a)	9,433	928,584
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	26,514	640,313
Boise Cascade Co. (Trading Companies & Distributors)		2,095	145,540
Builders FirstSource, Inc. (Building Products)	(a)	10,871	701,614
Chart Industries, Inc. (Machinery)	(a)	1,076	184,825
Cimpress PLC (Commercial Svs. & Supplies)	(a)	1,170	74,400
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,618	144,018
Desktop Metal, Inc. Class A (Machinery)	(a)	19,562	92,724
EMCOR Group, Inc. (Construction & Engineering)		13,747	1,548,325
Evoqua Water Technologies Corp. (Machinery)	(a)	20,195	948,761
Forrester Research, Inc. (Professional Svs.)	(a)	4,676	263,820
Franklin Covey Co. (Professional Svs.)	(a)	19,876	898,793
Franklin Electric Co., Inc. (Machinery)		20,468	1,699,663
Herc Holdings, Inc. (Trading Companies & Distributors)		842	140,690
Hub Group, Inc. Class A (Air Freight & Logistics)	(a)	9,416	727,009
Hyliion Holdings Corp. (Machinery)	(a)	21,888	96,964
Insperity, Inc. (Professional Svs.)		13,789	1,384,691
JELD-WEN Holding, Inc. (Building Products)	(a)	7,549	153,094

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
John Bean Technologies Corp. (Machinery)		1,530	$ 181,259
KBR, Inc. (Professional Svs.)		13,567	742,522
Kforce, Inc. (Professional Svs.)		18,664	1,380,576
Kimball International, Inc. Class B (Commercial Svs. & Supplies)		7,995	67,558
Manitowoc Co., Inc. / The (Machinery)	(a)	2,982	44,969
Meritor, Inc. (Machinery)	(a)	7,480	266,064
Nikola Corp. (Machinery)	(a)	16,119	172,634
Primoris Services Corp. (Construction & Engineering)		3,504	83,465
Proto Labs, Inc. (Machinery)	(a)	3,538	187,160
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	65,171
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		3,132	159,450
Saia, Inc. (Road & Rail)	(a)	506	123,373
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	8,656	1,399,589
Terex Corp. (Machinery)		16,378	584,039
Tetra Tech, Inc. (Commercial Svs. & Supplies)		12,080	1,992,475
Trex Co., Inc. (Building Products)	(a)	1,617	105,639
TriNet Group, Inc. (Professional Svs.)	(a)	7,274	715,471
UFP Industries, Inc. (Building Products)		14,971	1,155,162
Upwork, Inc. (Professional Svs.)	(a)	12,018	279,298
Watts Water Technologies, Inc. Class A (Machinery)		4,055	566,037
Welbilt, Inc. (Machinery)	(a)	5,474	130,007
Werner Enterprises, Inc. (Road & Rail)		22,768	933,488
WillScot Mobile Mini Holdings Corp. (Construction & Engineering)	(a)	6,422	251,293
			25,601,516
Information Technology–21.9%
3D Systems Corp. (Tech. Hardware, Storage & Periph.)	(a)	14,340	239,191
8x8, Inc. (Software)	(a)	13,109	165,042
ACI Worldwide, Inc. (Software)	(a)	22,258	700,904
Alarm.com Holdings, Inc. (Software)	(a)	7,198	478,379
Altair Engineering, Inc. Class A (Software)	(a)	15,157	976,111
Ambarella, Inc. (Semiconductors & Equip.)	(a)	4,999	524,495
Amkor Technology, Inc. (Semiconductors & Equip.)		9,172	199,216
Appian Corp. (Software)	(a)	6,661	405,122
Asana, Inc. Class A (Software)	(a)	9,833	393,025
Avaya Holdings Corp. (Software)	(a)	6,658	84,357
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		909	90,636
BigCommerce Holdings, Inc. Series 1 (IT Svs.)	(a)	5,689	124,646
Blackline, Inc. (Software)	(a)	6,296	460,993
Box, Inc. Class A (Software)	(a)	31,704	921,318
BTRS Holdings, Inc. Class A (Software)	(a)	17,554	131,304
Calix, Inc. (Communications Equip.)	(a)	14,377	616,917
Cerence, Inc. (Software)	(a)	2,544	91,838
CMC Materials, Inc. (Semiconductors & Equip.)		3,663	679,120
CSG Systems International, Inc. (IT Svs.)		16,069	1,021,506
Digital Turbine, Inc. (Software)	(a)	13,930	610,273
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	4,907	283,870
Diodes, Inc. (Semiconductors & Equip.)	(a)	1,425	123,961
Envestnet, Inc. (Software)	(a)	4,458	331,854
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,912	667,787
Extreme Networks, Inc. (Communications Equip.)	(a)	22,134	270,256
FARO Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,979	102,750
Flywire Corp. (IT Svs.)	(a)	4,699	143,695
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	12,609	449,133
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,306	569,440
International Money Express, Inc. (IT Svs.)	(a)	6,445	132,831
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,978	156,881
Knowles Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,100	66,743
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		6,351	355,783
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	46,588	2,839,540
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
LivePerson, Inc. (Software)	(a)	17,807	$ 434,847
LiveRamp Holdings, Inc. (IT Svs.)	(a)	7,793	291,380
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	6,194	361,420
MicroStrategy, Inc. Class A (Software)	(a)	919	446,928
Mimecast Ltd. (Software)	(a)	2,444	194,445
Momentive Global, Inc. (Software)	(a)	15,542	252,713
Monday.com Ltd. (Software)	(a)	238	37,621
NETGEAR, Inc. (Communications Equip.)	(a)	9,668	238,606
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	1,729	150,233
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,988	1,020,419
PagerDuty, Inc. (Software)	(a)	35,334	1,208,069
PAR Technology Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,261	131,549
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		12,511	655,451
Perficient, Inc. (IT Svs.)	(a)	6,636	730,557
Ping Identity Holding Corp. (Software)	(a)	4,375	120,006
Power Integrations, Inc. (Semiconductors & Equip.)		20,158	1,868,243
Progress Software Corp. (Software)		16,369	770,816
PROS Holdings, Inc. (Software)	(a)	9,570	318,777
Q2 Holdings, Inc. (Software)	(a)	2,114	130,328
Qualys, Inc. (Software)	(a)	1,699	241,955
Rapid7, Inc. (Software)	(a)	13,590	1,511,752
Riot Blockchain, Inc. (Software)	(a)	3,030	64,145
Sailpoint Technologies Holdings, Inc. (Software)	(a)	12,284	628,695
Semtech Corp. (Semiconductors & Equip.)	(a)	4,687	324,997
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	11,727	1,761,395
Sprout Social, Inc. Class A (Software)	(a)	10,567	846,628
SPS Commerce, Inc. (Software)	(a)	4,067	533,590
SunPower Corp. (Semiconductors & Equip.)	(a)	8,593	184,578
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	3,396	129,286
Synaptics, Inc. (Semiconductors & Equip.)	(a)	6,462	1,289,169
Tenable Holdings, Inc. (Software)	(a)	20,240	1,169,670
TTEC Holdings, Inc. (IT Svs.)		3,656	301,693
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	8,538	361,926
Varonis Systems, Inc. (Software)	(a)	39,224	1,864,709
Verra Mobility Corp. (IT Svs.)	(a)	10,734	174,750
Workiva, Inc. (Software)	(a)	12,530	1,478,540
Yext, Inc. (Software)	(a)	70,778	487,660
			38,126,463
Materials–3.6%
Avient Corp. (Chemicals)		17,816	855,168
Cabot Corp. (Chemicals)		12,355	845,205
Constellium SE (Metals & Mining)	(a)	29,879	537,822
H.B. Fuller Co. (Chemicals)		9,020	595,951
Hawkins, Inc. (Chemicals)		2,602	119,432
Ingevity Corp. (Chemicals)	(a)	4,255	272,618
Livent Corp. (Chemicals)	(a)	17,327	451,715
Materion Corp. (Metals & Mining)		1,825	156,475
MP Materials Corp. (Metals & Mining)	(a)	16,401	940,433
Novagold Resources, Inc. (Metals & Mining)	(a)	65,935	509,678
Quaker Chemical Corp. (Chemicals)		1,818	314,169
Schnitzer Steel Industries, Inc. Class A (Metals & Mining)		8,371	434,790
Venator Materials PLC (Chemicals)	(a)	55,792	99,310
Worthington Industries, Inc. (Metals & Mining)		4,233	217,618
			6,350,384
Real Estate–3.8%
Braemar Hotels & Resorts, Inc. (Equity REIT)		51,306	317,071
Broadstone Net Lease, Inc. (Equity REIT)		2	44
Cushman & Wakefield PLC (Real Estate Mgmt. & Development)	(a)	11,168	229,056
EastGroup Properties, Inc. (Equity REIT)		12,780	2,597,918
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		36,996	1,948,949
National Storage Affiliates Trust (Equity REIT)		12,787	802,512
Outfront Media, Inc. (Equity REIT)		5,507	156,564

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
RE Class A (Real Estate Mgmt. & Development)		6,838	$ 189,618
Realogy Holdings Corp. (Real Estate Mgmt. & Development)	(a)	16,000	250,880
Redfin Corp. (Real Estate Mgmt. & Development)	(a)	4,977	89,785
			6,582,397
Utilities–0.5%
Brookfield Infrastructure Corp. Class A (Gas Utilities)		3,051	230,167
Clearway Energy, Inc. Class A (Ind. Power & Renewable Elec.)		5,330	177,596
Sunnova Energy International, Inc. (Ind. Power & Renewable Elec.)	(a)	18,441	425,250
			833,013
Total Common Stocks (Cost $179,489,682)			$166,683,343
Rights–0.0%	Quantity	Value
Health Care–0.0%
Flexion Therapeutics, Inc. CVR (Biotechnology)	6,185	$ 3,835
Prevail Therapeutics, Inc. CVR (Biotechnology)	2,231	1,115
Total Rights (Cost $4,950)		$4,950

Money Market Funds–2.1%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(b)	3,655,409	$ 3,655,043
Total Money Market Funds (Cost $3,655,105)			$3,655,043
Total Investments – 97.8% (Cost $183,149,737)	(c)		$170,343,336
Other Assets in Excess of Liabilities – 2.2%	(d)		3,824,524
Net Assets – 100.0%			$174,167,860

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $228,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2022. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	38	June 17, 2022	$3,811,741	$3,926,160	$114,419	$(41,990)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–101.1%		Shares	Value
Communication Services–1.7%
Cable One, Inc. (Media)		854	$ 1,250,461
Iridium Communications, Inc. (Diversified Telecom. Svs.)	(a)	22,771	918,127
John Wiley & Sons, Inc. Class A (Media)		7,483	396,824
New York Times Co. / The Class A (Media)		28,760	1,318,358
TEGNA, Inc. (Media)		38,030	851,872
TripAdvisor, Inc. (Interactive Media & Svs.)	(a)	17,001	461,067
World Wrestling Entertainment, Inc. Class A (Entertainment)		7,525	469,861
Yelp, Inc. (Interactive Media & Svs.)	(a)	11,842	403,931
Ziff Davis, Inc. (Interactive Media & Svs.)	(a)	8,308	804,048
			6,874,549
Consumer Discretionary–14.1%
Adient PLC (Auto Components)	(a)	16,293	664,266
American Eagle Outfitters, Inc. (Specialty Retail)		26,398	443,486
AutoNation, Inc. (Specialty Retail)	(a)	6,872	684,314
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		14,123	929,011
Brunswick Corp. (Leisure Products)		13,270	1,073,410
Callaway Golf Co. (Leisure Products)	(a)	20,200	473,084
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	25,395	1,305,049
Carter's, Inc. (Textiles, Apparel & Luxury Goods)		7,281	669,779
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		5,655	801,653
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		5,912	1,311,163
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		5,941	537,839
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		4,056	481,569
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	10,140	774,696
Dana, Inc. (Auto Components)		24,888	437,282
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	4,686	1,282,886
Dick's Sporting Goods, Inc. (Specialty Retail)		10,824	1,082,616
Five Below, Inc. (Specialty Retail)	(a)	9,640	1,526,687
Foot Locker, Inc. (Specialty Retail)		15,022	445,553
Fox Factory Holding Corp. (Auto Components)	(a)	7,250	710,138
GameStop Corp. Class A (Specialty Retail)	(a)	10,641	1,772,578
Gap, Inc. / The (Specialty Retail)		36,702	516,764
Gentex Corp. (Auto Components)		40,685	1,186,781
Goodyear Tire & Rubber Co. / The (Auto Components)	(a)	48,412	691,807
Graham Holdings Co. Class B (Diversified Consumer Svs.)		686	419,468
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	6,814	661,708
H&R Block, Inc. (Diversified Consumer Svs.)		28,307	737,114
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)		60,014	893,608
Harley-Davidson, Inc. (Automobiles)		26,493	1,043,824
Helen of Troy Ltd. (Household Durables)	(a)	4,158	814,303
KB Home (Household Durables)		14,738	477,216
Kohl's Corp. (Multiline Retail)		23,945	1,447,715
Lear Corp. (Auto Components)		10,265	1,463,686
Leggett & Platt, Inc. (Household Durables)		22,927	797,860
Lithia Motors, Inc. (Specialty Retail)		5,210	1,563,625
Macy's, Inc. (Multiline Retail)		51,496	1,254,443
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		7,332	1,156,256
Mattel, Inc. (Leisure Products)	(a)	60,275	1,338,708
Murphy U.S.A., Inc. (Specialty Retail)		3,947	789,242
Nordstrom, Inc. (Multiline Retail)		19,185	520,105
Ollie's Bargain Outlet Holdings, Inc. (Multiline Retail)	(a)	10,101	433,939
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		5,570	586,410
Polaris, Inc. (Leisure Products)		9,821	1,034,348
RH (Specialty Retail)	(a)	2,991	975,335
Scientific Games Corp. (Hotels, Restaurants & Leisure)	(a)	16,613	976,014
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Service Corp. International (Diversified Consumer Svs.)		28,371	$ 1,867,379
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	13,301	578,594
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	23,241	947,303
Taylor Morrison Home Corp. (Household Durables)	(a)	21,151	575,730
Tempur Sealy International, Inc. (Household Durables)		33,150	925,548
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		11,994	1,004,258
Thor Industries, Inc. (Automobiles)		9,570	753,159
Toll Brothers, Inc. (Household Durables)		19,323	908,567
TopBuild Corp. (Household Durables)	(a)	5,666	1,027,756
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		14,868	861,452
Tri Pointe Homes, Inc. (Household Durables)	(a)	19,125	384,030
Urban Outfitters, Inc. (Specialty Retail)	(a)	11,274	283,090
Victoria's Secret & Co. (Specialty Retail)	(a)	12,500	642,000
Visteon Corp. (Auto Components)	(a)	4,828	526,880
Wendy's Co. / The (Hotels, Restaurants & Leisure)		30,410	668,108
Williams-Sonoma, Inc. (Specialty Retail)		12,552	1,820,040
Wingstop, Inc. (Hotels, Restaurants & Leisure)		5,138	602,944
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		16,004	1,355,379
YETI Holdings, Inc. (Leisure Products)	(a)	15,091	905,158
			55,824,713
Consumer Staples–3.7%
BellRing Brands, Inc. (Personal Products)	(a)	19,201	443,159
BJ's Wholesale Club Holdings, Inc. (Food & Staples Retailing)	(a)	23,397	1,581,871
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,617	628,156
Casey's General Stores, Inc. (Food & Staples Retailing)		6,380	1,264,325
Coty, Inc. Class A (Personal Products)	(a)	59,152	531,776
Darling Ingredients, Inc. (Food Products)	(a)	27,840	2,237,779
Energizer Holdings, Inc. (Household Products)		11,273	346,757
Flowers Foods, Inc. (Food Products)		34,171	878,536
Grocery Outlet Holding Corp. (Food & Staples Retailing)	(a)	15,034	492,814
Hain Celestial Group, Inc. / The (Food Products)	(a)	15,709	540,390
Ingredion, Inc. (Food Products)		11,464	999,088
Lancaster Colony Corp. (Food Products)		3,404	507,707
Nu Skin Enterprises, Inc. Class A (Personal Products)		8,593	411,433
Performance Food Group Co. (Food & Staples Retailing)	(a)	26,635	1,355,988
Pilgrim's Pride Corp. (Food Products)	(a)	8,395	210,714
Post Holdings, Inc. (Food Products)	(a)	9,785	677,709
Sanderson Farms, Inc. (Food Products)		3,653	684,901
Sprouts Farmers Market, Inc. (Food & Staples Retailing)	(a)	19,322	617,918
			14,411,021
Energy–3.6%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		55,823	606,796
ChampionX Corp. (Energy Equip. & Svs.)		34,816	852,296
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	34,813	721,325
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		16,666	904,297
EQT Corp. (Oil, Gas & Consumable Fuels)		51,749	1,780,683
Equitrans Midstream Corp. (Oil, Gas & Consumable Fuels)		69,801	589,121
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)	(a)	25,754	1,026,297
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		25,008	1,010,073

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Energy (continued)
NOV, Inc. (Energy Equip. & Svs.)		67,537	$ 1,324,401
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		16,765	1,218,480
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	43,001	1,306,370
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		39,387	2,972,538
			14,312,677
Financials–14.4%
Affiliated Managers Group, Inc. (Capital Markets)		6,996	986,086
Alleghany Corp. (Insurance)	(a)	2,357	1,996,379
American Financial Group, Inc. (Insurance)		11,393	1,659,049
Associated Banc-Corp. (Banks)		25,720	585,387
Bank of Hawaii Corp. (Banks)		6,936	582,069
Bank OZK (Banks)		20,821	889,057
Brighthouse Financial, Inc. (Insurance)	(a)	13,391	691,779
Cadence Bank (Banks)		32,394	947,848
Cathay General Bancorp (Banks)		13,033	583,227
CNO Financial Group, Inc. (Insurance)		20,692	519,162
Commerce Bancshares, Inc. (Banks)		19,007	1,360,711
Cullen / Frost Bankers, Inc. (Banks)		9,803	1,356,833
East West Bancorp, Inc. (Banks)		24,413	1,929,115
Essent Group Ltd. (Thrifts & Mortgage Finance)		19,025	784,020
Evercore, Inc. Class A (Capital Markets)		6,721	748,182
Federated Hermes, Inc. (Capital Markets)		16,664	567,576
First American Financial Corp. (Insurance)		18,890	1,224,450
First Financial Bankshares, Inc. (Banks)		22,075	973,949
First Horizon Corp. (Banks)		91,879	2,158,238
FirstCash Holdings, Inc. (Consumer Finance)		6,920	486,753
FNB Corp. (Banks)		58,427	727,416
Fulton Financial Corp. (Banks)		27,720	460,706
Glacier Bancorp, Inc. (Banks)		18,677	939,080
Hancock Whitney Corp. (Banks)		14,960	780,164
Hanover Insurance Group, Inc. / The (Insurance)		6,130	916,558
Home BancShares, Inc. (Banks)		25,939	586,221
Interactive Brokers Group, Inc. Class A (Capital Markets)		15,041	991,352
International Bancshares Corp. (Banks)		9,152	386,306
Janus Henderson Group PLC (Capital Markets)		29,082	1,018,452
Jefferies Financial Group, Inc. (Capital Markets)		33,286	1,093,445
Kemper Corp. (Insurance)		10,297	582,192
Kinsale Capital Group, Inc. (Insurance)		3,694	842,306
Mercury General Corp. (Insurance)		4,578	251,790
MGIC Investment Corp. (Thrifts & Mortgage Finance)		55,079	746,320
Navient Corp. (Consumer Finance)		26,483	451,270
New York Community Bancorp, Inc. (Thrifts & Mortgage Finance)		80,109	858,768
Old National Bancorp (Banks)		50,782	831,809
Old Republic International Corp. (Insurance)		49,142	1,271,304
PacWest Bancorp (Banks)		20,567	887,055
Pinnacle Financial Partners, Inc. (Banks)		13,101	1,206,340
Primerica, Inc. (Insurance)		6,801	930,513
PROG Holdings, Inc. (Consumer Finance)	(a)	9,801	281,975
Prosperity Bancshares, Inc. (Banks)		15,873	1,101,269
Reinsurance Group of America, Inc. (Insurance)		11,554	1,264,701
RenaissanceRe Holdings Ltd. (Insurance)		7,565	1,199,128
RLI Corp. (Insurance)		6,862	759,143
SEI Investments Co. (Capital Markets)		18,098	1,089,681
Selective Insurance Group, Inc. (Insurance)		10,356	925,412
SLM Corp. (Consumer Finance)		47,966	880,656
Stifel Financial Corp. (Capital Markets)		17,976	1,220,570
Synovus Financial Corp. (Banks)		24,936	1,221,864
Texas Capital Bancshares, Inc. (Banks)	(a)	8,706	498,941
UMB Financial Corp. (Banks)		7,417	720,636
Umpqua Holdings Corp. (Banks)		37,227	702,101
United Bankshares, Inc. (Banks)		23,498	819,610
Unum Group (Insurance)		35,202	1,109,215
Valley National Bancorp (Banks)		72,487	943,781
Common Stocks (Continued)		Shares	Value
Financials (continued)
Voya Financial, Inc. (Diversified Financial Svs.)		18,578	$ 1,232,650
Washington Federal, Inc. (Thrifts & Mortgage Finance)		11,204	367,715
Webster Financial Corp. (Banks)		30,931	1,735,848
Wintrust Financial Corp. (Banks)		9,817	912,294
			56,776,427
Health Care–9.0%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	15,488	1,014,929
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	5,616	967,581
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	18,140	834,259
Bruker Corp. (Life Sciences Tools & Svs.)		17,485	1,124,286
Chemed Corp. (Health Care Providers & Svs.)		2,651	1,342,864
Encompass Health Corp. (Health Care Providers & Svs.)		17,135	1,218,470
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	27,770	1,352,677
Exelixis, Inc. (Biotechnology)	(a)	54,470	1,234,835
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	13,581	1,002,006
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	8,781	555,135
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	24,253	967,210
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	14,393	970,664
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	3,431	763,878
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	12,518	804,407
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	10,575	1,646,210
LHC Group, Inc. (Health Care Providers & Svs.)	(a)	5,442	917,521
LivaNova PLC (Health Care Equip. & Supplies)	(a)	9,169	750,299
Masimo Corp. (Health Care Equip. & Supplies)	(a)	8,745	1,272,747
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,954	810,425
Neogen Corp. (Health Care Equip. & Supplies)	(a)	18,535	571,619
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	16,322	1,530,187
NuVasive, Inc. (Health Care Equip. & Supplies)	(a)	8,893	504,233
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	23,825	680,442
Patterson Cos., Inc. (Health Care Providers & Svs.)		14,928	483,219
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	6,043	1,342,332
Perrigo Co. PLC (Pharmaceuticals)		23,049	885,773
Progyny, Inc. (Health Care Providers & Svs.)	(a)	11,991	616,337
Quidel Corp. (Health Care Equip. & Supplies)	(a)	6,529	734,251
R1 RCM, Inc. (Health Care Providers & Svs.)	(a)	22,966	614,570
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	8,846	1,663,844
STAAR Surgical Co. (Health Care Equip. & Supplies)	(a)	8,187	654,223
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	17,839	1,444,067
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	10,936	1,271,747
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	18,429	1,584,157
United Therapeutics Corp. (Biotechnology)	(a)	7,750	1,390,428
			35,521,832
Industrials–18.7%
Acuity Brands, Inc. (Electrical Equip.)		6,025	1,140,533
AECOM (Construction & Engineering)		24,322	1,868,173
AGCO Corp. (Machinery)		10,558	1,541,785
ASGN, Inc. (Professional Svs.)	(a)	8,969	1,046,772
Avis Budget Group, Inc. (Road & Rail)	(a)	6,896	1,815,717
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	11,779	1,622,322
Brink's Co. / The (Commercial Svs. & Supplies)		8,453	574,804
Builders FirstSource, Inc. (Building Products)	(a)	32,950	2,126,593
CACI International, Inc. Class A (Professional Svs.)	(a)	4,016	1,209,860
Carlisle Cos., Inc. (Building Products)		8,997	2,212,542

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Chart Industries, Inc. (Machinery)	(a)	6,129	$ 1,052,778
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	8,622	962,560
Colfax Corp. (Machinery)	(a)	23,385	930,489
Crane Co. (Machinery)		8,595	930,667
Curtiss-Wright Corp. (Aerospace & Defense)		6,760	1,015,082
Donaldson Co., Inc. (Machinery)		21,277	1,104,915
Dycom Industries, Inc. (Construction & Engineering)	(a)	5,183	493,733
EMCOR Group, Inc. (Construction & Engineering)		9,191	1,035,182
EnerSys (Electrical Equip.)		7,097	529,223
Flowserve Corp. (Machinery)		22,380	803,442
Fluor Corp. (Construction & Engineering)	(a)	24,333	698,114
FTI Consulting, Inc. (Professional Svs.)	(a)	5,894	926,655
GATX Corp. (Trading Companies & Distributors)		6,115	754,163
Graco, Inc. (Machinery)		29,245	2,038,961
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	16,964	1,210,212
Hexcel Corp. (Aerospace & Defense)		14,457	859,758
Hubbell, Inc. (Electrical Equip.)		9,363	1,720,639
IAA, Inc. (Commercial Svs. & Supplies)	(a)	23,226	888,395
Insperity, Inc. (Professional Svs.)		6,137	616,278
ITT, Inc. (Machinery)		14,729	1,107,768
JetBlue Airways Corp. (Airlines)	(a)	54,757	818,617
KBR, Inc. (Professional Svs.)		24,143	1,321,346
Kennametal, Inc. (Machinery)		14,294	408,951
Kirby Corp. (Marine)	(a)	10,356	747,600
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		28,553	1,440,784
Landstar System, Inc. (Road & Rail)		6,484	977,982
Lennox International, Inc. (Building Products)		5,793	1,493,783
Lincoln Electric Holdings, Inc. (Machinery)		10,161	1,400,287
ManpowerGroup, Inc. (Professional Svs.)		9,343	877,495
MasTec, Inc. (Construction & Engineering)	(a)	10,126	881,975
MDU Resources Group, Inc. (Construction & Engineering)		34,952	931,471
Mercury Systems, Inc. (Aerospace & Defense)	(a)	9,761	629,096
Middleby Corp. / The (Machinery)	(a)	9,571	1,569,070
MillerKnoll, Inc. (Commercial Svs. & Supplies)		13,019	449,937
MSA Safety, Inc. (Commercial Svs. & Supplies)		6,281	833,489
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		8,111	691,138
nVent Electric PLC (Electrical Equip.)		28,962	1,007,298
Oshkosh Corp. (Machinery)		11,459	1,153,348
Owens Corning (Building Products)		17,289	1,581,943
Regal Rexnord Corp. (Electrical Equip.)		11,659	1,734,626
Ryder System, Inc. (Road & Rail)		9,249	733,723
Saia, Inc. (Road & Rail)	(a)	4,532	1,104,992
Simpson Manufacturing Co., Inc. (Building Products)		7,482	815,837
Stericycle, Inc. (Commercial Svs. & Supplies)	(a)	15,827	932,527
Sunrun, Inc. (Electrical Equip.)	(a)	35,635	1,082,235
Terex Corp. (Machinery)		11,980	427,207
Tetra Tech, Inc. (Commercial Svs. & Supplies)		9,286	1,531,633
Timken Co. / The (Machinery)		11,859	719,841
Toro Co. / The (Machinery)		18,051	1,543,180
Trex Co., Inc. (Building Products)	(a)	19,806	1,293,926
Trinity Industries, Inc. (Machinery)		14,045	482,586
Univar Solutions, Inc. (Trading Companies & Distributors)	(a)	29,442	946,266
Valmont Industries, Inc. (Construction & Engineering)		3,657	872,560
Vicor Corp. (Electrical Equip.)	(a)	3,682	259,765
Watsco, Inc. (Trading Companies & Distributors)		5,682	1,730,964
Watts Water Technologies, Inc. Class A (Machinery)		4,748	662,773
Werner Enterprises, Inc. (Road & Rail)		10,300	422,300
Woodward, Inc. (Aerospace & Defense)		10,850	1,355,273
XPO Logistics, Inc. (Road & Rail)	(a)	16,975	1,235,780
			73,941,719
Information Technology–14.8%
ACI Worldwide, Inc. (Software)	(a)	20,254	637,798
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Alliance Data Systems Corp. (IT Svs.)		8,563	$ 480,812
Amkor Technology, Inc. (Semiconductors & Equip.)		17,207	373,736
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	11,711	1,389,276
Aspen Technology, Inc. (Software)	(a)	11,469	1,896,629
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		17,036	691,491
Azenta, Inc. (Semiconductors & Equip.)		12,891	1,068,406
Belden, Inc. (Electronic Equip., Instr. & Comp.)		7,709	427,079
Blackbaud, Inc. (Software)	(a)	7,686	460,161
Calix, Inc. (Communications Equip.)	(a)	9,447	405,371
CDK Global, Inc. (Software)		20,086	977,786
Ciena Corp. (Communications Equip.)	(a)	26,652	1,615,911
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	9,858	835,860
CMC Materials, Inc. (Semiconductors & Equip.)		4,918	911,797
Cognex Corp. (Electronic Equip., Instr. & Comp.)		30,420	2,346,903
Coherent, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,263	1,165,334
CommVault Systems, Inc. (Software)	(a)	7,662	508,374
Concentrix Corp. (IT Svs.)		7,381	1,229,379
Digital Turbine, Inc. (Software)	(a)	15,175	664,817
Envestnet, Inc. (Software)	(a)	9,414	700,778
Euronet Worldwide, Inc. (IT Svs.)	(a)	9,096	1,183,844
Fair Isaac Corp. (Software)	(a)	4,521	2,108,866
First Solar, Inc. (Semiconductors & Equip.)	(a)	17,016	1,424,920
Genpact Ltd. (IT Svs.)		29,330	1,276,148
II-VI, Inc. (Electronic Equip., Instr. & Comp.)	(a)	18,294	1,326,132
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		24,687	1,523,929
Kyndryl Holdings, Inc. (IT Svs.)	(a)	30,887	405,237
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	23,561	1,436,043
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		4,239	1,057,249
LiveRamp Holdings, Inc. (IT Svs.)	(a)	11,685	436,902
Lumentum Holdings, Inc. (Communications Equip.)	(a)	12,418	1,211,997
Manhattan Associates, Inc. (Software)	(a)	10,865	1,507,084
Maximus, Inc. (IT Svs.)		10,652	798,367
Mimecast Ltd. (Software)	(a)	10,712	852,247
MKS Instruments, Inc. (Semiconductors & Equip.)		9,543	1,431,450
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		22,711	921,839
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	22,731	913,559
Paylocity Holding Corp. (Software)	(a)	6,825	1,404,380
Power Integrations, Inc. (Semiconductors & Equip.)		10,180	943,482
Qualys, Inc. (Software)	(a)	5,753	819,285
Sabre Corp. (IT Svs.)	(a)	55,698	636,628
Sailpoint Technologies Holdings, Inc. (Software)	(a)	16,060	821,951
Science Applications International Corp. (IT Svs.)		9,794	902,713
Semtech Corp. (Semiconductors & Equip.)	(a)	11,088	768,842
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	6,573	987,265
SiTime Corp. (Semiconductors & Equip.)	(a)	2,574	637,889
SunPower Corp. (Semiconductors & Equip.)	(a)	14,345	308,131
Synaptics, Inc. (Semiconductors & Equip.)	(a)	6,801	1,356,800
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		7,130	735,887
Teradata Corp. (Software)	(a)	18,685	920,984
Universal Display Corp. (Semiconductors & Equip.)		7,460	1,245,447
Viasat, Inc. (Communications Equip.)	(a)	12,800	624,640
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		22,814	447,154
Vontier Corp. (Electronic Equip., Instr. & Comp.)		29,039	737,300
Western Union Co. / The (IT Svs.)		67,756	1,269,747
WEX, Inc. (IT Svs.)	(a)	7,711	1,376,028

(continued)

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Wolfspeed, Inc. (Semiconductors & Equip.)	(a)	21,263	$ 2,421,005
Xerox Holdings Corp. (Tech. Hardware, Storage & Periph.)		21,117	425,930
			58,394,999
Materials–7.5%
Alcoa Corp. (Metals & Mining)		31,679	2,852,060
AptarGroup, Inc. (Containers & Packaging)		11,328	1,331,040
Ashland Global Holdings, Inc. (Chemicals)		9,106	896,121
Avient Corp. (Chemicals)		15,761	756,528
Cabot Corp. (Chemicals)		9,729	665,561
Chemours Co. / The (Chemicals)		27,530	866,644
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	82,269	2,649,884
Commercial Metals Co. (Metals & Mining)		20,904	870,024
Eagle Materials, Inc. (Construction Materials)		6,796	872,335
Greif, Inc. Class A (Containers & Packaging)		4,548	295,893
Ingevity Corp. (Chemicals)	(a)	6,752	432,601
Louisiana-Pacific Corp. (Paper & Forest Products)		15,148	940,994
Minerals Technologies, Inc. (Chemicals)		5,725	378,709
NewMarket Corp. (Chemicals)		1,177	381,795
Olin Corp. (Chemicals)		24,279	1,269,306
Reliance Steel & Aluminum Co. (Metals & Mining)		10,781	1,976,696
Royal Gold, Inc. (Metals & Mining)		11,295	1,595,758
RPM International, Inc. (Chemicals)		22,313	1,817,171
Scotts Miracle-Gro Co. / The (Chemicals)		6,977	857,892
Sensient Technologies Corp. (Chemicals)		7,230	606,959
Silgan Holdings, Inc. (Containers & Packaging)		14,447	667,885
Sonoco Products Co. (Containers & Packaging)		16,938	1,059,641
Steel Dynamics, Inc. (Metals & Mining)		32,440	2,706,469
United States Steel Corp. (Metals & Mining)		44,896	1,694,375
Valvoline, Inc. (Chemicals)		30,855	973,784
Worthington Industries, Inc. (Metals & Mining)		5,609	288,359
			29,704,484
Real Estate–10.2%
American Campus Communities, Inc. (Equity REIT)		23,943	1,340,090
Apartment Income REIT Corp. (Equity REIT)		27,011	1,444,008
Brixmor Property Group, Inc. (Equity REIT)		51,235	1,322,375
Camden Property Trust (Equity REIT)		17,586	2,922,793
Corporate Office Properties Trust (Equity REIT)		19,359	552,506
Cousins Properties, Inc. (Equity REIT)		25,603	1,031,545
Douglas Emmett, Inc. (Equity REIT)		30,217	1,009,852
EastGroup Properties, Inc. (Equity REIT)		7,000	1,422,960
EPR Properties (Equity REIT)		12,870	704,118
First Industrial Realty Trust, Inc. (Equity REIT)		22,423	1,388,208
Healthcare Realty Trust, Inc. (Equity REIT)		25,343	696,426
Highwoods Properties, Inc. (Equity REIT)		18,052	825,699
Hudson Pacific Properties, Inc. (Equity REIT)		26,247	728,354
JBG SMITH Properties (Equity REIT)		19,602	572,770
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	8,682	2,078,992
Kilroy Realty Corp. (Equity REIT)		18,073	1,381,139
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Kite Realty Group Trust (Equity REIT)	37,722	$ 858,930
Lamar Advertising Co. Class A (Equity REIT)	14,937	1,735,381
Life Storage, Inc. (Equity REIT)	14,115	1,982,169
Macerich Co. / The (Equity REIT)	36,649	573,190
Medical Properties Trust, Inc. (Equity REIT)	102,692	2,170,909
National Retail Properties, Inc. (Equity REIT)	30,226	1,358,356
National Storage Affiliates Trust (Equity REIT)	14,111	885,606
Omega Healthcare Investors, Inc. (Equity REIT)	41,147	1,282,141
Park Hotels & Resorts, Inc. (Equity REIT)	40,728	795,418
Pebblebrook Hotel Trust (Equity REIT)	22,562	552,318
Physicians Realty Trust (Equity REIT)	37,926	665,222
PotlatchDeltic Corp. (Equity REIT)	11,882	626,538
PS Business Parks, Inc. (Equity REIT)	3,453	580,380
Rayonier, Inc. (Equity REIT)	25,012	1,028,493
Rexford Industrial Realty, Inc. (Equity REIT)	27,571	2,056,521
Sabra Health Care REIT, Inc. (Equity REIT)	39,310	585,326
SL Green Realty Corp. (Equity REIT)	11,029	895,334
Spirit Realty Capital, Inc. (Equity REIT)	21,969	1,011,013
STORE Capital Corp. (Equity REIT)	42,235	1,234,529
		40,299,609
Utilities–3.4%
ALLETE, Inc. (Electric Utilities)	9,055	606,504
Black Hills Corp. (Multi-Utilities)	10,974	845,218
Essential Utilities, Inc. (Water Utilities)	39,595	2,024,492
Hawaiian Electric Industries, Inc. (Electric Utilities)	18,800	795,428
IDACORP, Inc. (Electric Utilities)	8,686	1,002,017
National Fuel Gas Co. (Gas Utilities)	15,740	1,081,338
New Jersey Resources Corp. (Gas Utilities)	16,505	756,919
NorthWestern Corp. (Multi-Utilities)	9,319	563,706
OGE Energy Corp. (Electric Utilities)	34,419	1,403,607
ONE Gas, Inc. (Gas Utilities)	9,212	812,867
PNM Resources, Inc. (Electric Utilities)	14,787	704,896
Southwest Gas Holdings, Inc. (Gas Utilities)	11,337	887,574
Spire, Inc. (Gas Utilities)	8,916	639,812
UGI Corp. (Gas Utilities)	36,107	1,307,796
		13,432,174
Total Common Stocks (Cost $310,704,696)		$399,494,204

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	01/26/2023	$ 100,000	$ 98,872
Total U.S. Treasury Obligations (Cost $98,988)					$98,872

Money Market Funds–0.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(c)	1,477,634	$ 1,477,486
Total Money Market Funds (Cost $1,477,447)			$1,477,486
Total Investments – 101.5% (Cost $312,281,131)	(d)		$401,070,562
Liabilities in Excess of Other Assets – (1.5)%	(b)		(5,828,027)
Net Assets – 100.0%			$395,242,535

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Security is fully pledged, in addition to $9,087 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at March 31, 2022. See also the following Schedule of Open Futures Contracts.
(c)	Rate represents the seven-day yield at March 31, 2022.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON S&P MidCap 400® Index Portfolio (Continued)
Schedule of Open Futures Contracts	March 31, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	6	June 17, 2022	$1,602,942	$1,613,520	$10,578	$(23,100)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–97.5%		Shares	Value
Communication Services–10.1%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	477	$ 1,326,704
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	792	2,212,048
Altice U.S.A., Inc. Class A (Media)	(a)	11,417	142,484
Booking Holdings, Inc. (Internet & Direct Marketing Retail)	(a)	98	230,148
Charter Communications, Inc. Class A (Media)	(a)	487	265,668
Comcast Corp. Class A (Media)		6,014	281,576
Fox Corp. Class A (Media)		10,207	402,666
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	8,344	1,855,372
Netflix, Inc. (Entertainment)	(a)	228	85,407
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	845	20,796
ROBLOX Corp. Class A (Entertainment)	(a)	2,218	102,560
Roku, Inc. (Entertainment)	(a)	694	86,937
Snap, Inc. Class A (Interactive Media & Svs.)	(a)	1,291	46,463
Spotify Technology SA (Entertainment)	(a)	1,860	280,897
Zynga, Inc. Class A (Entertainment)	(a)	1,631	15,070
			7,354,796
Consumer Discretionary–17.3%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	1,195	3,895,640
Best Buy Co., Inc. (Specialty Retail)		184	16,726
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		771	109,297
Dick's Sporting Goods, Inc. (Specialty Retail)		181	18,104
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		313	127,394
eBay, Inc. (Internet & Direct Marketing Retail)		1,367	78,274
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	1,936	240,606
Expedia Group, Inc. (Hotels, Restaurants & Leisure)	(a)	552	108,010
Garmin Ltd. (Household Durables)		886	105,089
General Motors Co. (Automobiles)	(a)	1,476	64,560
H&R Block, Inc. (Diversified Consumer Svs.)		2,001	52,106
Home Depot, Inc. / The (Specialty Retail)		4,937	1,477,792
Lowe's Cos., Inc. (Specialty Retail)		2,250	454,928
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	436	159,240
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	331	58,173
McDonald's Corp. (Hotels, Restaurants & Leisure)		673	166,419
MercadoLibre, Inc. (Internet & Direct Marketing Retail)	(a)	112	133,222
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		3,285	442,030
Pool Corp. (Distributors)		59	24,948
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		799	90,639
Ross Stores, Inc. (Specialty Retail)		531	48,034
Service Corp. International (Diversified Consumer Svs.)		1,327	87,343
Target Corp. (Multiline Retail)		2,427	515,058
Tesla, Inc. (Automobiles)	(a)	2,902	3,127,195
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		237	19,844
TJX Cos., Inc. / The (Specialty Retail)		385	23,323
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		7,926	459,233
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	1,225	20,850
Whirlpool Corp. (Household Durables)		545	94,165
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		87	$ 7,368
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		3,259	386,289
			12,611,899
Consumer Staples–3.6%
Brown-Forman Corp. Class B (Beverages)		4,709	315,597
Coca-Cola Europacific Partners PLC (Beverages)		1,489	72,381
Colgate-Palmolive Co. (Household Products)		9,814	744,196
Costco Wholesale Corp. (Food & Staples Retailing)		1,085	624,797
Estee Lauder Cos., Inc. / The Class A (Personal Products)		1,416	385,605
PepsiCo, Inc. (Beverages)		3,082	515,865
			2,658,441
Energy–0.9%
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		954	56,410
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		1,924	229,399
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		966	79,782
Halliburton Co. (Energy Equip. & Svs.)		1,344	50,897
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		4,579	114,979
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		218	11,787
Schlumberger N.V. (Energy Equip. & Svs.)		2,753	113,726
			656,980
Financials–2.7%
American Express Co. (Consumer Finance)		2,446	457,402
Bank of America Corp. (Banks)		1,872	77,164
Blackstone, Inc. (Capital Markets)		1,224	155,375
Discover Financial Services (Consumer Finance)		110	12,121
FactSet Research Systems, Inc. (Capital Markets)		168	72,937
Moody's Corp. (Capital Markets)		851	287,136
S&P Global, Inc. (Capital Markets)		1,237	507,393
Voya Financial, Inc. (Diversified Financial Svs.)		6,350	421,322
			1,990,850
Health Care–8.7%
AbbVie, Inc. (Biotechnology)		2,290	371,232
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		7,381	976,728
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	716	312,176
Amgen, Inc. (Biotechnology)		2,134	516,044
Anthem, Inc. (Health Care Providers & Svs.)		38	18,666
Biogen, Inc. (Biotechnology)	(a)	293	61,706
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	4,615	204,398
Bruker Corp. (Life Sciences Tools & Svs.)		1,561	100,372
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	31	8,803
Danaher Corp. (Life Sciences Tools & Svs.)		890	261,064
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	27	13,813
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	1,112	130,905
Eli Lilly & Co. (Pharmaceuticals)		1,235	353,667
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,264	691,484

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Masimo Corp. (Health Care Equip. & Supplies)	(a)	174	$ 25,324
Merck & Co., Inc. (Pharmaceuticals)		2,379	195,197
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	362	497,095
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	168	56,043
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	123	27,322
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	4,262	345,009
Teladoc Health, Inc. (Health Care Technology)	(a)	653	47,101
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		387	228,581
Zoetis, Inc. (Pharmaceuticals)		4,963	935,972
			6,378,702
Industrials–5.5%
Boeing Co. / The (Aerospace & Defense)	(a)	354	67,791
Builders FirstSource, Inc. (Building Products)	(a)	263	16,974
Caterpillar, Inc. (Machinery)		413	92,025
Curtiss-Wright Corp. (Aerospace & Defense)		800	120,128
Delta Air Lines, Inc. (Airlines)	(a)	2,164	85,630
Eaton Corp. PLC (Electrical Equip.)		1,544	234,318
Equifax, Inc. (Professional Svs.)		200	47,420
Expeditors International of Washington, Inc. (Air Freight & Logistics)		409	42,192
General Dynamics Corp. (Aerospace & Defense)		1,648	397,465
HEICO Corp. (Aerospace & Defense)		411	63,105
HEICO Corp. Class A (Aerospace & Defense)		2,828	358,675
Honeywell International, Inc. (Industrial Conglomerates)		40	7,783
Illinois Tool Works, Inc. (Machinery)		1,942	406,655
Landstar System, Inc. (Road & Rail)		2,199	331,675
Lockheed Martin Corp. (Aerospace & Defense)		468	206,575
MasTec, Inc. (Construction & Engineering)	(a)	199	17,333
Old Dominion Freight Line, Inc. (Road & Rail)		487	145,457
Owens Corning (Building Products)		222	20,313
Roper Technologies, Inc. (Industrial Conglomerates)		136	64,223
SiteOne Landscape Supply, Inc. (Trading Companies & Distributors)	(a)	3,089	499,460
United Parcel Service, Inc. Class B (Air Freight & Logistics)		3,831	821,596
			4,046,793
Information Technology–45.5%
Accenture PLC Class A (IT Svs.)		1,365	460,319
Adobe, Inc. (Software)	(a)	2,619	1,193,269
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	8,720	953,445
Apple, Inc. (Tech. Hardware, Storage & Periph.)		43,673	7,625,742
Applied Materials, Inc. (Semiconductors & Equip.)		2,231	294,046
Atlassian Corp. PLC Class A (Software)	(a)	393	115,475
Autodesk, Inc. (Software)	(a)	359	76,952
Automatic Data Processing, Inc. (IT Svs.)		1,507	342,903
Block, Inc. (IT Svs.)	(a)	1,188	161,093
Broadcom, Inc. (Semiconductors & Equip.)		811	510,670
Cadence Design Systems, Inc. (Software)	(a)	4,253	699,448
Ciena Corp. (Communications Equip.)	(a)	838	50,808
Cloudflare, Inc. Class A (IT Svs.)	(a)	180	21,546
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)	(a)	12,226	613,623
Dynatrace, Inc. (Software)	(a)	508	23,927
EPAM Systems, Inc. (IT Svs.)	(a)	180	53,390
Fidelity National Information Services, Inc. (IT Svs.)		1,319	132,454
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	421	7,809
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Fortinet, Inc. (Software)	(a)	683	$ 233,408
Gartner, Inc. (IT Svs.)	(a)	260	77,340
HP, Inc. (Tech. Hardware, Storage & Periph.)		13,055	473,896
HubSpot, Inc. (Software)	(a)	431	204,699
Intel Corp. (Semiconductors & Equip.)		6,970	345,433
Intuit, Inc. (Software)		1,829	879,456
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,173	343,269
KLA Corp. (Semiconductors & Equip.)		810	296,509
Lam Research Corp. (Semiconductors & Equip.)		608	326,867
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	1,381	84,172
Manhattan Associates, Inc. (Software)	(a)	222	30,794
Mastercard, Inc. Class A (IT Svs.)		2,662	951,346
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	680	39,678
Microsoft Corp. (Software)		20,413	6,293,532
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		397	192,815
National Instruments Corp. (Electronic Equip., Instr. & Comp.)		566	22,974
NVIDIA Corp. (Semiconductors & Equip.)		7,847	2,141,132
NXP Semiconductors N.V. (Semiconductors & Equip.)		1,180	218,394
Palo Alto Networks, Inc. (Software)	(a)	385	239,666
Paycom Software, Inc. (Software)	(a)	530	183,581
PayPal Holdings, Inc. (IT Svs.)	(a)	6,204	717,493
QUALCOMM, Inc. (Semiconductors & Equip.)		5,083	776,784
Rapid7, Inc. (Software)	(a)	159	17,687
RingCentral, Inc. Class A (Software)	(a)	709	83,102
salesforce.com, Inc. (Software)	(a)	1,665	353,513
ServiceNow, Inc. (Software)	(a)	2,212	1,231,841
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	1,094	164,319
TE Connectivity Ltd. (Electronic Equip., Instr. & Comp.)		968	126,789
Teradyne, Inc. (Semiconductors & Equip.)		368	43,509
Trade Desk, Inc. / The Class A (Software)	(a)	540	37,395
Visa, Inc. (IT Svs.)		8,759	1,942,483
Workday, Inc. Class A (Software)	(a)	3,039	727,719
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	146	60,400
			33,198,914
Materials–1.2%
Ecolab, Inc. (Chemicals)		3,616	638,441
Freeport-McMoRan, Inc. (Metals & Mining)		1,420	70,631
Linde PLC (Chemicals)		193	61,650
Reliance Steel & Aluminum Co. (Metals & Mining)		655	120,094
			890,816
Real Estate–1.6%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	672	61,501
Crown Castle International Corp. (Equity REIT)		1,160	214,136
CubeSmart (Equity REIT)		2,214	115,194
Equity LifeStyle Properties, Inc. (Equity REIT)		1,353	103,477
Extra Space Storage, Inc. (Equity REIT)		1,678	344,997
Prologis, Inc. (Equity REIT)		1,945	314,079
Sun Communities, Inc. (Equity REIT)		154	26,995
Zillow Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	200	9,646
			1,190,025
Utilities–0.4%
Entergy Corp. (Electric Utilities)		2,291	267,474
Total Common Stocks (Cost $64,833,443)			$71,245,690

(continued)

Ohio National Fund, Inc.	ON BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Money Market Funds–1.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(b)	1,082,645	$ 1,082,537
Total Money Market Funds (Cost $1,082,559)			$1,082,537
Total Investments – 99.0% (Cost $65,916,002)	(c)		$72,328,227
Other Assets in Excess of Liabilities – 1.0%	(d)		699,597
Net Assets – 100.0%			$73,027,824

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(d)	Includes $51,000 of cash pledged as collateral for the futures contracts outstanding at March 31, 2022. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2022 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	3	June 17, 2022	$801,544	$892,125	$90,581	$(12,165)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–49.1%		Shares	Value
Communication Services–5.0%
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	5,144	$ 14,367,140
Comcast Corp. Class A (Media)		15,457	723,697
Electronic Arts, Inc. (Entertainment)		6,938	877,726
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	12,499	2,779,278
Verizon Communications, Inc. (Diversified Telecom. Svs.)		22,017	1,121,546
			19,869,387
Consumer Discretionary–5.8%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	2,595	8,459,570
AutoZone, Inc. (Specialty Retail)	(a)	1,229	2,512,789
Burlington Stores, Inc. (Specialty Retail)	(a)	4,306	784,424
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,543	422,427
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		2,230	907,632
Etsy, Inc. (Internet & Direct Marketing Retail)	(a)	7,384	917,684
Home Depot, Inc. / The (Specialty Retail)		13,108	3,923,618
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		22,309	3,001,899
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	2,343	1,604,861
Service Corp. International (Diversified Consumer Svs.)		7,662	504,313
			23,039,217
Consumer Staples–3.7%
Altria Group, Inc. (Tobacco)		15,540	811,965
Coca-Cola Co. / The (Beverages)		28,613	1,774,006
Colgate-Palmolive Co. (Household Products)		4,720	357,918
Costco Wholesale Corp. (Food & Staples Retailing)		6,264	3,607,124
General Mills, Inc. (Food Products)		7,485	506,884
Koninklijke Ahold Delhaize N.V. – ADR (Food & Staples Retailing)		34,710	1,118,009
Monster Beverage Corp. (Beverages)	(a)	23,829	1,903,937
Philip Morris International, Inc. (Tobacco)		13,590	1,276,645
Procter & Gamble Co. / The (Household Products)		9,880	1,509,664
Walmart, Inc. (Food & Staples Retailing)		12,672	1,887,114
			14,753,266
Energy–0.3%
Shell PLC – ADR (Oil, Gas & Consumable Fuels)		22,573	1,239,935
Financials–2.9%
CME Group, Inc. (Capital Markets)		4,847	1,152,907
Everest Re Group Ltd. (Insurance)		3,020	910,168
Houlihan Lokey, Inc. (Capital Markets)		10,563	927,431
Intercontinental Exchange, Inc. (Capital Markets)		9,459	1,249,723
JPMorgan Chase & Co. (Banks)		10,361	1,412,412
Marsh & McLennan Cos., Inc. (Insurance)		6,262	1,067,170
Progressive Corp. / The (Insurance)		12,755	1,453,943
S&P Global, Inc. (Capital Markets)		3,740	1,534,073
Selective Insurance Group, Inc. (Insurance)		5,748	513,641
U.S. Bancorp (Banks)		8,711	462,990
Willis Towers Watson PLC (Insurance)		3,095	731,101
			11,415,559
Health Care–8.6%
AbbVie, Inc. (Biotechnology)		10,904	1,767,648
ABIOMED, Inc. (Health Care Equip. & Supplies)	(a)	1,687	558,802
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,375	1,471,500
Anthem, Inc. (Health Care Providers & Svs.)		2,116	1,039,422
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	18,529	2,181,234
Eli Lilly & Co. (Pharmaceuticals)		3,681	1,054,128
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	2,835	1,550,915
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	1,240	433,256
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	10,366	3,127,215
Johnson & Johnson (Pharmaceuticals)		4,300	762,089
Merck & Co., Inc. (Pharmaceuticals)		20,266	1,662,825
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	300	411,957
Roche Holding AG – ADR (Pharmaceuticals)		29,086	1,437,139
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		2,139	1,263,400
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		13,258	6,761,182
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	5,691	1,209,110

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	14,646	$ 3,822,167
Zoetis, Inc. (Pharmaceuticals)		20,492	3,864,586
			34,378,575
Industrials–2.7%
AECOM (Construction & Engineering)		8,190	629,074
Allegion PLC (Building Products)		7,390	811,274
AMETEK, Inc. (Electrical Equip.)		6,600	878,988
Copart, Inc. (Commercial Svs. & Supplies)	(a)	14,871	1,865,864
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,390	413,191
IDEX Corp. (Machinery)		3,610	692,145
Northrop Grumman Corp. (Aerospace & Defense)		4,017	1,796,483
Oshkosh Corp. (Machinery)		4,200	422,730
RELX PLC – ADR (Professional Svs.)		15,600	485,160
Roper Technologies, Inc. (Industrial Conglomerates)		4,476	2,113,702
Trex Co., Inc. (Building Products)	(a)	7,323	478,412
			10,587,023
Information Technology–18.5%
Adobe, Inc. (Software)	(a)	8,077	3,680,043
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	15,472	1,691,708
Amdocs Ltd. (IT Svs.)		5,750	472,707
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		14,348	1,081,122
Analog Devices, Inc. (Semiconductors & Equip.)		4,840	799,471
Apple, Inc. (Tech. Hardware, Storage & Periph.)		21,543	3,761,623
Arista Networks, Inc. (Communications Equip.)	(a)	15,006	2,085,534
ASML Holding N.V. (Semiconductors & Equip.)		1,560	1,041,971
Autodesk, Inc. (Software)	(a)	4,153	890,196
Automatic Data Processing, Inc. (IT Svs.)		3,083	701,506
Booz Allen Hamilton Holding Corp. (IT Svs.)		12,267	1,077,533
Broadcom, Inc. (Semiconductors & Equip.)		2,867	1,805,293
CDW Corp. (Electronic Equip., Instr. & Comp.)		5,574	997,133
Cognex Corp. (Electronic Equip., Instr. & Comp.)		7,400	570,910
Entegris, Inc. (Semiconductors & Equip.)		8,898	1,167,951
EPAM Systems, Inc. (IT Svs.)	(a)	3,413	1,012,330
Fidelity National Information Services, Inc. (IT Svs.)		13,600	1,365,712
Fortinet, Inc. (Software)	(a)	4,521	1,545,007
Genpact Ltd. (IT Svs.)		17,460	759,685
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,030	332,573
KLA Corp. (Semiconductors & Equip.)		2,018	738,709
Manhattan Associates, Inc. (Software)	(a)	2,242	310,988
Mastercard, Inc. Class A (IT Svs.)		2,497	892,378
Microsoft Corp. (Software)		55,691	17,170,092
Motorola Solutions, Inc. (Communications Equip.)		4,790	1,160,138
NortonLifeLock, Inc. (Software)		58,650	1,555,398
NVIDIA Corp. (Semiconductors & Equip.)		13,794	3,763,831
Oracle Corp. (Software)		24,032	1,988,167
Paychex, Inc. (IT Svs.)		15,334	2,092,631
PayPal Holdings, Inc. (IT Svs.)	(a)	3,920	453,348
PTC, Inc. (Software)	(a)	6,679	719,462
QUALCOMM, Inc. (Semiconductors & Equip.)		29,525	4,512,010
ServiceNow, Inc. (Software)	(a)	880	490,063
Shopify, Inc. Class A (IT Svs.)	(a)	592	400,168
Texas Instruments, Inc. (Semiconductors & Equip.)		4,434	813,550
Tyler Technologies, Inc. (Software)	(a)	1,461	649,984
Visa, Inc. (IT Svs.)		32,119	7,123,031
VMware, Inc. Class A (Software)		6,509	741,180
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	2,536	1,049,143
			73,464,279
Materials–0.3%
Sherwin-Williams Co. / The (Chemicals)		4,706	1,174,712
Real Estate–0.2%
American Campus Communities, Inc. (Equity REIT)		5,190	290,484
Sun Communities, Inc. (Equity REIT)		3,690	646,820
			937,304
Utilities–1.1%
Alliant Energy Corp. (Electric Utilities)		17,902	1,118,517

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Ameren Corp. (Multi-Utilities)	16,044	$ 1,504,285
American Electric Power Co., Inc. (Electric Utilities)	13,966	1,393,388
CenterPoint Energy, Inc. (Multi-Utilities)	17,144	525,292
		4,541,482
Total Common Stocks (Cost $139,471,324)		$195,400,739

Corporate Bonds–12.8%		Rate	Maturity	Face Amount	Value
Communication Services–1.4%
AT&T, Inc. (Diversified Telecom. Svs.)		5.150%	03/15/2042	$ 50,000	$ 56,188
AT&T, Inc. (Diversified Telecom. Svs.)		4.300%	12/15/2042	104,000	104,926
AT&T, Inc. (Diversified Telecom. Svs.)		3.800%	12/01/2057	208,000	189,767
AT&T, Inc. (Diversified Telecom. Svs.)		3.650%	09/15/2059	33,000	28,939
Baidu, Inc. (Interactive Media & Svs.)		1.625%	02/23/2027	477,000	427,939
Cable One, Inc. (Media)	(b)	4.000%	11/15/2030	129,000	118,966
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	08/15/2030	59,000	55,359
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.750%	02/01/2032	102,000	94,986
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	06/01/2033	209,000	187,578
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		5.050%	03/30/2029	519,000	549,529
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	62,000	70,580
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		5.375%	05/01/2047	49,000	50,171
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		4.800%	03/01/2050	265,000	251,726
Discovery Communications LLC (Media)		5.200%	09/20/2047	75,000	78,017
Discovery Communications LLC (Media)		5.300%	05/15/2049	35,000	36,605
Discovery Communications LLC (Media)		4.650%	05/15/2050	27,000	26,169
DISH DBS Corp. (Media)	(b)	5.250%	12/01/2026	223,000	212,407
DISH DBS Corp. (Media)	(b)	5.750%	12/01/2028	158,000	149,508
Fox Corp. (Media)		5.576%	01/25/2049	178,000	206,900
Level 3 Financing, Inc. (Diversified Telecom. Svs.)	(b)	3.875%	11/15/2029	309,000	284,280
Magallanes, Inc. (Media)	(b)	4.279%	03/15/2032	301,000	302,339
Netflix, Inc. (Entertainment)		5.875%	11/15/2028	310,000	341,713
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	1.810%	01/26/2026	201,000	186,141
Tencent Holdings Ltd. (Interactive Media & Svs.)		2.390%	06/03/2030	200,000	177,881
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	3.240%	06/03/2050	201,000	155,938
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.625%	04/15/2026	70,000	66,865
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.625%	02/15/2029	46,000	41,986
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(b)	3.375%	04/15/2029	28,000	26,632
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	226,000	226,868
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.550%	02/15/2031	94,000	85,239
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		2.875%	02/15/2031	143,000	128,833
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.150%	03/22/2030	108,000	106,215
Weibo Corp. (Interactive Media & Svs.)		3.375%	07/08/2030	527,000	449,680
					5,476,870
Consumer Discretionary–1.7%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	3.500%	02/15/2029	270,000	249,332
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	344,000	342,816
Advance Auto Parts, Inc. (Specialty Retail)		3.500%	03/15/2032	3,000	2,878
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)		2.125%	02/09/2031	459,000	398,891
AutoZone, Inc. (Specialty Retail)		3.750%	04/18/2029	303,000	303,951
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	404,000	438,172
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	4.000%	08/01/2028	237,000	220,410
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	164,000	170,355
General Motors Co. (Automobiles)		6.125%	10/01/2025	79,000	84,808
General Motors Co. (Automobiles)		4.200%	10/01/2027	94,000	94,389
General Motors Co. (Automobiles)		6.800%	10/01/2027	107,000	120,775
General Motors Co. (Automobiles)		5.000%	10/01/2028	269,000	280,504
GLP Capital LP / GLP Financing II, Inc. (Hotels, Restaurants & Leisure)		3.250%	01/15/2032	193,000	175,109
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		3.900%	08/08/2029	354,000	324,619
Levi Strauss & Co. (Textiles, Apparel & Luxury Goods)	(b)	3.500%	03/01/2031	153,000	140,111
Marriott International, Inc. (Hotels, Restaurants & Leisure)		5.750%	05/01/2025	361,000	383,286
Mattel, Inc. (Leisure Products)	(b)	3.375%	04/01/2026	128,000	125,323
Mattel, Inc. (Leisure Products)	(b)	3.750%	04/01/2029	127,000	122,202
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.500%	07/01/2027	272,000	276,447
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	294,000	279,621

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
McDonald's Corp. (Hotels, Restaurants & Leisure)		3.625%	09/01/2049	$ 90,000	$ 86,172
MDC Holdings, Inc. (Household Durables)		6.000%	01/15/2043	150,000	153,970
Nissan Motor Co. Ltd. (Automobiles)	(b)	4.345%	09/17/2027	430,000	423,712
O'Reilly Automotive, Inc. (Specialty Retail)		3.600%	09/01/2027	6,000	6,064
O'Reilly Automotive, Inc. (Specialty Retail)		4.350%	06/01/2028	47,000	48,464
O'Reilly Automotive, Inc. (Specialty Retail)		3.900%	06/01/2029	232,000	235,473
Prosus N.V. (Internet & Direct Marketing Retail)	(b)	3.257%	01/19/2027	228,000	208,293
Prosus N.V. (Internet & Direct Marketing Retail)	(b)	3.680%	01/21/2030	216,000	189,233
Ross Stores, Inc. (Specialty Retail)		4.700%	04/15/2027	280,000	294,601
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	10.875%	06/01/2023	136,000	144,715
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	11.500%	06/01/2025	143,000	157,137
Wynn Macau Ltd. (Hotels, Restaurants & Leisure)	(b)	5.625%	08/26/2028	292,000	253,678
					6,735,511
Consumer Staples–1.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(b)	3.500%	03/15/2029	156,000	140,785
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	(b)	2.950%	01/25/2030	77,000	73,456
Altria Group, Inc. (Tobacco)		4.800%	02/14/2029	106,000	111,122
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	280,000	269,287
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	180,000	184,617
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	435,000	390,313
Campbell Soup Co. (Food Products)		3.950%	03/15/2025	113,000	114,986
Cargill, Inc. (Food Products)	(b)	1.375%	07/23/2023	77,000	76,042
Cargill, Inc. (Food Products)	(b)	2.125%	04/23/2030	113,000	103,257
Cencosud SA (Food & Staples Retailing)		5.150%	02/12/2025	276,000	286,350
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	263,000	269,107
Coca-Cola Co. / The (Beverages)		3.450%	03/25/2030	182,000	187,069
Estee Lauder Cos., Inc. / The (Personal Products)		2.600%	04/15/2030	412,000	396,291
Fomento Economico Mexicano S.A.B de C.V. (Beverages)		3.500%	01/16/2050	182,000	168,328
J.M. Smucker Co. / The (Food Products)		2.375%	03/15/2030	165,000	151,138
JBS U.S.A. LUX SA / JBS U.S.A. Finance, Inc. (Food Products)	(b)	6.750%	02/15/2028	76,000	80,123
Kimberly-Clark de Mexico S.A.B de C.V. (Household Products)	(b)	2.431%	07/01/2031	274,000	248,118
Mars, Inc. (Food Products)	(b)	2.700%	04/01/2025	113,000	111,995
Mars, Inc. (Food Products)	(b)	3.200%	04/01/2030	28,000	27,752
Mondelez International Holdings Netherlands B.V. (Food Products)	(b)	2.250%	09/19/2024	249,000	244,887
Mondelez International, Inc. (Food Products)		2.750%	04/13/2030	19,000	18,177
Natura Cosmeticos SA (Personal Products)	(b)	4.125%	05/03/2028	230,000	221,433
PepsiCo, Inc. (Beverages)		2.250%	03/19/2025	187,000	185,045
PepsiCo, Inc. (Beverages)		2.625%	03/19/2027	58,000	57,639
Procter & Gamble Co. / The (Household Products)		3.000%	03/25/2030	68,000	68,371
Sysco Corp. (Food & Staples Retailing)		2.400%	02/15/2030	72,000	66,955
Sysco Corp. (Food & Staples Retailing)		5.950%	04/01/2030	314,000	364,231
					4,616,874
Energy–0.9%
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		2.939%	06/04/2051	479,000	408,847
Cheniere Corpus Christi Holdings LLC (Oil, Gas & Consumable Fuels)		3.700%	11/15/2029	557,000	555,262
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2031	161,000	176,102
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	2.875%	04/01/2032	218,000	194,402
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		4.500%	01/15/2030	287,000	296,165
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.600%	07/15/2041	195,000	225,031
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		7.375%	10/15/2045	263,000	364,689
Energy Transfer LP (Oil, Gas & Consumable Fuels)		6.250%	04/15/2049	196,000	224,905
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	258,000	264,729
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		4.300%	03/01/2028	69,000	71,501
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.500%	03/01/2041	67,000	82,554
ONEOK Partners LP (Oil, Gas & Consumable Fuels)		6.125%	02/01/2041	25,000	27,498
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.350%	01/15/2031	127,000	146,872
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		3.550%	12/15/2029	136,000	131,431
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	223,000	287,244
Tengizchevroil Finance Co. International Ltd. (Oil, Gas & Consumable Fuels)	(b)	3.250%	08/15/2030	205,000	167,007
					3,624,239
Financials–3.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		6.500%	07/15/2025	271,000	286,971
Alleghany Corp. (Insurance)		3.625%	05/15/2030	291,000	292,731
American Express Co. (Consumer Finance)		2.550%	03/04/2027	160,000	155,572
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	4.375%	01/30/2024	50,000	49,920
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	5.500%	12/15/2024	148,000	152,328

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	4.125%	08/01/2025	$ 3,000	$ 2,975
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	4.875%	10/01/2025	57,000	57,817
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	1.950%	01/30/2026	181,000	166,228
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	1.950%	09/20/2026	60,000	54,269
Aviation Capital Group LLC (Diversified Financial Svs.)	(b)	3.500%	11/01/2027	50,000	47,318
Banco de Credito del Peru S.A. (Rate is fixed until 07/01/2025, at which point, the rate becomes H15T5Y + 300) (Banks)	(b)(c)	3.125%	07/01/2030	244,000	229,604
Banco Santander SA (Rate is fixed until 03/24/2027, at which point, the rate becomes H15T1Y + 200) (Banks)	(c)	4.175%	03/24/2028	200,000	201,014
Bank of America Corp. (Rate is fixed until 04/24/2027, at which point, the rate becomes QL + 151) (Banks)	(c)	3.705%	04/24/2028	501,000	504,204
Bank of America Corp. (Rate is fixed until 03/05/2028, at which point, the rate becomes QL + 107) (Banks)	(c)	3.970%	03/05/2029	177,000	179,694
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(c)	2.592%	04/29/2031	678,000	625,500
BNP Paribas SA (Rate is fixed until 11/19/2024, at which point, the rate becomes QL + 111) (Banks)	(b)(c)	2.819%	11/19/2025	306,000	298,766
BNP Paribas SA (Rate is fixed until 01/13/2030, at which point, the rate becomes SOFR + 151) (Banks)	(b)(c)	3.052%	01/13/2031	333,000	311,497
Capital One Financial Corp. (Rate is fixed until 03/01/2029, at which point, the rate becomes SOFR + 179) (Consumer Finance)	(c)	3.273%	03/01/2030	192,000	185,387
Citigroup, Inc. (Rate is fixed until 01/10/2027, at which point, the rate becomes QL + 156) (Banks)	(c)	3.887%	01/10/2028	570,000	576,412
Citigroup, Inc. (Rate is fixed until 04/23/2028, at which point, the rate becomes QL + 119) (Banks)	(c)	4.075%	04/23/2029	212,000	216,066
Citigroup, Inc. (Rate is fixed until 03/20/2029, at which point, the rate becomes QL + 134) (Banks)	(c)	3.980%	03/20/2030	145,000	147,211
Citigroup, Inc. (Rate is fixed until 03/31/2030, at which point, the rate becomes SOFR + 391) (Banks)	(c)	4.412%	03/31/2031	380,000	394,499
Credit Suisse AG (Diversified Financial Svs.)	(b)	6.500%	08/08/2023	346,000	354,650
Credit Suisse Group AG (Rate is fixed until 05/14/2031, at which point, the rate becomes SOFR + 173) (Capital Markets)	(b)(c)	3.091%	05/14/2032	280,000	252,531
Danske Bank A/S (Rate is fixed until 04/01/2027, at which point, the rate becomes H15T1Y + 175) (Banks)	(b)(c)	4.298%	04/01/2028	346,000	348,789
Deutsche Bank AG (Rate is fixed until 01/07/2027, at which point, the rate becomes SOFR + 132) (Banks)	(c)	2.552%	01/07/2028	460,000	424,370
Ford Motor Credit Co. LLC (Consumer Finance)		4.950%	05/28/2027	209,000	212,511
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	04/09/2025	177,000	180,017
General Motors Financial Co., Inc. (Consumer Finance)		4.300%	07/13/2025	54,000	54,805
General Motors Financial Co., Inc. (Consumer Finance)		4.350%	01/17/2027	99,000	100,675
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 128) (Capital Markets)	(c)	2.615%	04/22/2032	306,000	278,111
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/21/2031, at which point, the rate becomes SOFR + 125) (Capital Markets)	(c)	2.383%	07/21/2032	103,000	91,227
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(b)	3.350%	06/08/2025	368,000	361,749
Harley-Davidson Financial Services, Inc. (Consumer Finance)	(b)	3.050%	02/14/2027	21,000	19,978
HSBC Holdings PLC (Rate is fixed until 03/30/2025, at which point, the rate becomes USISDA05 + 437) (Banks)	(c)	6.375%	Perpetual	212,000	219,350
HSBC Holdings PLC (Rate is fixed until 03/10/2025, at which point, the rate becomes SOFR + 143) (Banks)	(c)	2.999%	03/10/2026	289,000	283,352
HSBC Holdings PLC (Rate is fixed until 03/29/2032, at which point, the rate becomes SOFR + 253) (Banks)	(c)	4.762%	03/29/2033	280,000	287,750
ING Groep N.V. (Rate is fixed until 03/28/2027, at which point, the rate becomes SOFR + 183) (Banks)	(c)	4.017%	03/28/2028	209,000	210,149
JPMorgan Chase & Co. (Rate is fixed until 12/05/2028, at which point, the rate becomes QL + 133) (Banks)	(c)	4.452%	12/05/2029	460,000	479,487
JPMorgan Chase & Co. (Rate is fixed until 10/15/2029, at which point, the rate becomes SOFR + 151) (Banks)	(c)	2.739%	10/15/2030	218,000	205,993
JPMorgan Chase & Co. (Rate is fixed until 03/24/2030, at which point, the rate becomes SOFR + 379) (Banks)	(c)	4.493%	03/24/2031	171,000	181,249
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 125) (Banks)	(c)	2.580%	04/22/2032	458,000	419,598
Morgan Stanley (Rate is fixed until 01/21/2032, at which point, the rate becomes SOFR + 129) (Capital Markets)	(c)	2.943%	01/21/2033	131,000	122,844
Nationwide Building Society (Rate is fixed until 02/16/2027, at which point, the rate becomes SOFR + 129) (Thrifts & Mortgage Finance)	(b)(c)	2.972%	02/16/2028	368,000	350,086
Nomura Holdings, Inc. (Capital Markets)		2.999%	01/22/2032	307,000	282,797
S&P Global, Inc. (Capital Markets)	(b)	4.750%	08/01/2028	16,000	17,190
S&P Global, Inc. (Capital Markets)	(b)	4.250%	05/01/2029	66,000	69,502
Santander Holdings U.S.A., Inc. (Rate is fixed until 01/06/2027, at which point, the rate becomes SOFR + 125) (Banks)	(c)	2.490%	01/06/2028	178,000	166,074
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, at which point, the rate becomes SOFR + 122) (Banks)	(c)	2.469%	01/11/2028	229,000	212,983
SLM Corp. (Consumer Finance)		4.200%	10/29/2025	209,000	207,330

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Societe Generale SA (Rate is fixed until 01/19/2027, at which point, the rate becomes H15T1Y + 130) (Banks)	(b)(c)	2.797%	01/19/2028	$ 380,000	$ 355,641
Standard Chartered PLC (Rate is fixed until 03/30/2025, at which point, the rate becomes H15T1Y + 165) (Banks)	(b)(c)	3.971%	03/30/2026	348,000	346,969
Swiss Re Finance Luxembourg SA (Rate is fixed until 04/02/2029, at which point, the rate becomes H15T5Y + 358) (Insurance)	(c)	5.000%	04/02/2049	200,000	207,000
UniCredit SpA (Rate is fixed until 06/03/2031, at which point, the rate becomes H15T1Y + 155) (Banks)	(b)(c)	3.127%	06/03/2032	200,000	175,835
Wells Fargo & Co. (Rate is fixed until 10/30/2029, at which point, the rate becomes SOFR + 143) (Banks)	(c)	2.879%	10/30/2030	298,000	283,231
Wells Fargo & Co. (Rate is fixed until 04/04/2030, at which point, the rate becomes SOFR + 403) (Banks)	(c)	4.478%	04/04/2031	545,000	577,100
					13,476,906
Health Care–0.6%
AbbVie, Inc. (Biotechnology)		3.250%	10/01/2022	175,000	175,634
AbbVie, Inc. (Biotechnology)		2.800%	03/15/2023	14,000	14,048
AbbVie, Inc. (Biotechnology)		2.600%	11/21/2024	165,000	163,859
AbbVie, Inc. (Biotechnology)		3.800%	03/15/2025	210,000	213,902
Amgen, Inc. (Biotechnology)		3.350%	02/22/2032	159,000	157,512
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.400%	07/26/2029	39,000	39,694
Centene Corp. (Health Care Providers & Svs.)		4.625%	12/15/2029	376,000	379,042
Centene Corp. (Health Care Providers & Svs.)		3.375%	02/15/2030	212,000	199,478
Cigna Corp. (Health Care Providers & Svs.)		2.400%	03/15/2030	114,000	105,351
Cigna Corp. (Health Care Providers & Svs.)		3.200%	03/15/2040	52,000	47,266
Cigna Corp. (Health Care Providers & Svs.)		3.400%	03/15/2050	78,000	70,272
CVS Health Corp. (Health Care Providers & Svs.)		3.000%	08/15/2026	33,000	32,730
CVS Health Corp. (Health Care Providers & Svs.)		4.300%	03/25/2028	40,000	41,843
CVS Health Corp. (Health Care Providers & Svs.)		4.125%	04/01/2040	141,000	143,449
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.200%	11/15/2024	129,000	126,361
DH Europe Finance II SARL (Health Care Equip. & Supplies)		2.600%	11/15/2029	71,000	67,677
Mozart Debt Merger Sub, Inc. (Health Care Equip. & Supplies)	(b)	3.875%	04/01/2029	240,000	222,000
Pfizer, Inc. (Pharmaceuticals)		2.625%	04/01/2030	80,000	77,670
					2,277,788
Industrials–0.8%
Air Lease Corp. (Trading Companies & Distributors)		2.875%	01/15/2026	28,000	27,025
Air Lease Corp. (Trading Companies & Distributors)		3.625%	04/01/2027	15,000	14,726
Air Lease Corp. (Trading Companies & Distributors)		2.100%	09/01/2028	107,000	93,561
Aircastle Ltd. (Trading Companies & Distributors)		4.125%	05/01/2024	58,000	57,904
Aircastle Ltd. (Trading Companies & Distributors)	(b)	5.250%	08/11/2025	149,000	151,790
Aircastle Ltd. (Trading Companies & Distributors)		4.250%	06/15/2026	21,000	20,660
Aircastle Ltd. (Trading Companies & Distributors)	(b)	2.850%	01/26/2028	332,000	298,237
BAE Systems PLC (Aerospace & Defense)	(b)	3.400%	04/15/2030	200,000	197,073
Carrier Global Corp. (Building Products)		2.242%	02/15/2025	21,000	20,444
Carrier Global Corp. (Building Products)		2.493%	02/15/2027	26,000	24,776
CITIC Ltd. (Industrial Conglomerates)		2.850%	02/25/2030	230,000	213,500
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Airlines)	(b)	4.500%	10/20/2025	134,058	134,837
Delta Air Lines, Inc. / SkyMiles IP Ltd. (Airlines)	(b)	4.750%	10/20/2028	156,000	157,194
Embraer Netherlands Finance B.V. (Aerospace & Defense)	(b)	6.950%	01/17/2028	212,000	224,190
Equifax, Inc. (Professional Svs.)		2.600%	12/01/2024	423,000	417,799
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	147,000	142,754
Equifax, Inc. (Professional Svs.)		3.100%	05/15/2030	240,000	228,882
Flowserve Corp. (Machinery)		2.800%	01/15/2032	193,000	170,700
General Dynamics Corp. (Aerospace & Defense)		3.625%	04/01/2030	241,000	248,205
General Electric Co. (Industrial Conglomerates)		6.750%	03/15/2032	70,000	88,182
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.844%	05/01/2025	205,000	207,190
Westinghouse Air Brake Technologies Corp. (Machinery)		4.400%	03/15/2024	189,000	192,487
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	45,000	43,931
					3,376,047
Information Technology–1.1%
Broadcom, Inc. (Semiconductors & Equip.)		4.110%	09/15/2028	18,000	18,214
Broadcom, Inc. (Semiconductors & Equip.)	(b)	4.000%	04/15/2029	36,000	35,982
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	284,000	287,831
Broadcom, Inc. (Semiconductors & Equip.)	(b)	4.150%	04/15/2032	123,000	122,731
Global Payments, Inc. (IT Svs.)		4.800%	04/01/2026	185,000	194,208
Global Payments, Inc. (IT Svs.)		3.200%	08/15/2029	75,000	71,251
Infor, Inc. (Software)	(b)	1.750%	07/15/2025	106,000	99,661
Kyndryl Holdings, Inc. (IT Svs.)	(b)	2.050%	10/15/2026	387,000	345,500

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Lam Research Corp. (Semiconductors & Equip.)		4.000%	03/15/2029	$ 51,000	$ 53,455
Mastercard, Inc. (IT Svs.)		3.350%	03/26/2030	324,000	330,197
Micron Technology, Inc. (Semiconductors & Equip.)		4.185%	02/15/2027	207,000	212,418
NXP B.V. / NXP Funding LLC (Semiconductors & Equip.)	(b)	5.550%	12/01/2028	125,000	137,015
Oracle Corp. (Software)		2.875%	03/25/2031	225,000	205,153
Oracle Corp. (Software)		3.600%	04/01/2040	134,000	116,243
Oracle Corp. (Software)		5.375%	07/15/2040	43,000	45,370
Oracle Corp. (Software)		3.650%	03/25/2041	77,000	67,255
PayPal Holdings, Inc. (IT Svs.)		2.850%	10/01/2029	240,000	234,933
SK Hynix, Inc. (Semiconductors & Equip.)	(b)	2.375%	01/19/2031	304,000	264,980
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	128,000	115,840
Visa, Inc. (IT Svs.)		1.900%	04/15/2027	452,000	434,368
Visa, Inc. (IT Svs.)		2.050%	04/15/2030	220,000	205,270
VMware, Inc. (Software)		4.500%	05/15/2025	261,000	268,854
VMware, Inc. (Software)		4.650%	05/15/2027	293,000	307,007
Workday, Inc. (Software)		3.700%	04/01/2029	42,000	42,094
Workday, Inc. (Software)		3.800%	04/01/2032	107,000	106,796
					4,322,626
Materials–0.6%
Anglo American Capital PLC (Metals & Mining)	(b)	3.875%	03/16/2029	355,000	355,164
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(b)	3.250%	09/01/2028	308,000	279,510
Axalta Coating Systems LLC (Chemicals)	(b)	3.375%	02/15/2029	220,000	193,424
Cemex S.A.B de C.V. (Construction Materials)	(b)	3.875%	07/11/2031	380,000	346,754
Indonesia Asahan Aluminium Persero PT (Metals & Mining)	(b)	4.750%	05/15/2025	240,000	244,560
Ingevity Corp. (Chemicals)	(b)	3.875%	11/01/2028	188,000	169,920
Stillwater Mining Co. (Metals & Mining)	(b)	4.000%	11/16/2026	300,000	288,150
Suzano Austria GmbH (Paper & Forest Products)		2.500%	09/15/2028	374,000	337,479
Suzano Austria GmbH (Paper & Forest Products)		3.750%	01/15/2031	56,000	52,724
Volcan Cia Minera S.A.A. (Metals & Mining)	(b)	4.375%	02/11/2026	65,000	62,237
					2,329,922
Real Estate–0.4%
American Tower Corp. (Equity REIT)		3.650%	03/15/2027	138,000	137,631
American Tower Corp. (Equity REIT)		4.050%	03/15/2032	35,000	35,083
Camden Property Trust (Equity REIT)		2.800%	05/15/2030	342,000	328,688
Crown Castle International Corp. (Equity REIT)		3.650%	09/01/2027	133,000	132,035
Crown Castle International Corp. (Equity REIT)		4.300%	02/15/2029	154,000	158,191
Crown Castle International Corp. (Equity REIT)		3.100%	11/15/2029	279,000	264,358
Crown Castle International Corp. (Equity REIT)		3.300%	07/01/2030	67,000	64,074
Equinix, Inc. (Equity REIT)		3.200%	11/18/2029	233,000	222,980
Vornado Realty LP (Equity REIT)		3.400%	06/01/2031	306,000	287,817
					1,630,857
Utilities–0.8%
AES Panama Generation Holdings SRL (Electric Utilities)	(b)	4.375%	05/31/2030	285,000	271,463
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	669,000	659,918
American Water Capital Corp. (Water Utilities)		2.800%	05/01/2030	211,000	202,137
Chile Electricity PEC SpA (Electric Utilities)	(b)	0.000%	01/25/2028	460,000	346,150
Dominion Energy, Inc. (Multi-Utilities)		3.375%	04/01/2030	340,000	335,416
Duke Energy Carolinas NC Storm Funding LLC (Electric Utilities)		2.617%	07/01/2041	200,000	182,300
NRG Energy, Inc. (Electric Utilities)	(b)	3.750%	06/15/2024	308,000	306,792
Oncor Electric Delivery Co. LLC (Electric Utilities)		3.700%	11/15/2028	194,000	199,538
Southern Co. / The (Electric Utilities)		3.700%	04/30/2030	508,000	509,526
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	4.375%	05/01/2029	231,000	218,295
					3,231,535
Total Corporate Bonds (Cost $53,215,428)					$51,099,175

U.S. Treasury Obligations–9.9%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill		0.000%	08/18/2022	$ 960,000	$ 956,874
U.S. Treasury Note		1.500%	09/15/2022	626,000	627,492
U.S. Treasury Note	(d)	2.250%	11/15/2024	1,865,000	1,853,417
U.S. Treasury Note	(d)	0.500%	03/31/2025	7,834,500	7,380,650
U.S. Treasury Note		1.625%	05/15/2026	5,438,800	5,247,805
U.S. Treasury Note		0.875%	09/30/2026	666,600	620,485
U.S. Treasury Note		1.250%	11/30/2026	315,600	298,599
U.S. Treasury Note		1.250%	12/31/2026	1,910,600	1,805,144
U.S. Treasury Note		1.875%	02/28/2027	300,700	292,642

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
U.S. Treasury Obligations (Continued)	Rate	Maturity	Face Amount	Value
U.S. Treasury Note	1.500%	11/30/2028	$ 1,149,800	$ 1,083,058
U.S. Treasury Note	1.375%	11/15/2031	5,350,200	4,908,808
U.S. Treasury Note	1.875%	02/15/2032	479,800	460,758
U.S. Treasury Note	1.750%	08/15/2041	7,076,400	6,133,248
U.S. Treasury Note	2.000%	11/15/2041	656,500	594,030
U.S. Treasury Note	2.375%	02/15/2042	268,200	258,687
U.S. Treasury Note	2.750%	08/15/2042	2,036,600	2,070,888
U.S. Treasury Note	2.250%	08/15/2049	1,246,800	1,185,531
U.S. Treasury Note	2.375%	11/15/2049	338,600	331,220
U.S. Treasury Note	1.875%	02/15/2051	1,590,800	1,390,024
U.S. Treasury Note	2.375%	05/15/2051	338,200	331,409
U.S. Treasury Note	2.000%	08/15/2051	866,300	781,565
U.S. Treasury Note	1.875%	11/15/2051	923,400	809,995
Total U.S. Treasury Obligations (Cost $42,063,145)				$39,422,329

Asset-Backed / Mortgage-Backed Securities–8.5%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–0.2%
Domino's Pizza Master Issuer LLC 2021-1A A2I	(b)	2.662%	04/25/2051	$ 174,680	$ 161,949
Great Wolf Trust 2019-WOLF A	(b)	ML + 103	12/15/2036	64,000	63,156
Great Wolf Trust 2019-WOLF C	(b)	ML + 163	12/15/2036	79,000	77,482
Hardee's Funding LLC 2018-1A A23	(b)	5.710%	06/20/2048	128,951	133,435
Hardee's Funding LLC 2020-1A A2	(b)	3.981%	12/20/2050	133,353	128,961
					564,983
Financials–8.3%
AB Issuer LLC 2021-1 A2	(b)	3.734%	07/30/2051	318,400	288,918
Affirm Asset Securitization Trust 2020-A A	(b)	2.100%	02/18/2025	88,027	87,870
Affirm Asset Securitization Trust 2021-A C	(b)	1.660%	08/15/2025	200,000	198,165
Affirm Asset Securitization Trust 2021-Z1 A	(b)	1.070%	08/15/2025	96,149	94,603
Affirm Asset Securitization Trust 2021-Z2 A	(b)	1.170%	11/16/2026	95,326	93,596
AGL CLO 2021-12A D	(b)	QL + 285	07/20/2034	250,000	244,314
AREIT 2022-CRE6 A	(b)	SOFR30A + 125	11/17/2024	517,500	512,049
Atalaya Equipment Leasing Trust 2021-1A C	(b)	2.690%	06/15/2028	300,000	287,892
Avant Loans Funding Trust 2021-REV1 A	(b)	1.210%	07/15/2030	441,000	426,168
Bain Capital Credit CLO 2021-4A D	(b)	QL + 310	10/20/2034	250,000	243,123
Balboa Bay Loan Funding 2021-1A D	(b)	QL + 305	07/20/2034	307,948	301,487
Ballyrock CLO 15 Ltd. 2021-1A C	(b)	QL + 310	04/15/2034	250,000	242,198
Ballyrock CLO 16 Ltd. 2021-16A C	(b)	QL + 290	07/20/2034	250,000	240,967
Ballyrock CLO 17 Ltd. 2021-17A C	(b)	QL + 305	10/20/2034	250,000	245,183
BBCMS 2020-BID A	(b)	ML + 214	10/15/2037	301,000	300,727
BCP Trust 2021-330N A	(b)	ML + 80	06/15/2038	62,744	61,412
Bellemeade Re 2021-3A A2	(b)	SOFR30A + 100	09/25/2031	286,223	282,092
Bellemeade Re 2022-1 M1C	(b)	SOFR30A + 370	01/26/2032	327,948	315,007
Bellemeade Re Ltd. 2021-1A M1C	(b)	SOFR30A + 295	03/25/2031	167,482	166,592
BFLD Trust 2021-FPM A	(b)	ML + 160	06/15/2038	462,000	458,241
Brex Commercial Charge Card Master Trust 2021-1 A	(b)	2.090%	07/15/2024	167,000	165,100
BX Commercial Mortgage Trust 2019-IMC E	(b)	ML + 215	04/15/2034	320,787	312,755
Cajun Global LLC 2021-1 A2	(b)	3.931%	11/20/2051	61,768	58,253
Carvana Auto Receivables Trust 2021-N3 C		1.020%	06/12/2028	141,000	136,250
Carvana Auto Receivables Trust 2021-N4 D		2.300%	09/11/2028	128,000	122,776
Carvana Auto Receivables Trust 2021-P4 N	(b)	2.150%	09/11/2028	833,818	832,097
CIM Trust 2021-INV1 A2	(b)	2.500%	07/01/2051	265,228	245,174
Citigroup Commercial Mortgage Trust 2017-P8 AS		3.789%	09/15/2050	127,167	128,373
College Ave Student Loans 2021-C C	(b)	3.060%	07/26/2055	136,800	128,573
COMM 2015-LC23 C		4.607%	10/10/2048	100,000	98,565
Connecticut Avenue Securities Trust 2019-R02 1M2	(b)	ML + 230	08/25/2031	14,260	14,260
Connecticut Avenue Securities Trust 2019-R03 1M2	(b)	ML + 215	09/25/2031	37,973	37,973
Connecticut Avenue Securities Trust 2019-R04 2M2	(b)	ML + 210	06/25/2039	1,009	1,009
Connecticut Avenue Securities Trust 2019-R05 1M2	(b)	ML + 200	07/25/2039	3,254	3,254
Connecticut Avenue Securities Trust 2019-R07 1M2	(b)	ML + 210	10/25/2039	52,042	52,042
Connecticut Avenue Securities Trust 2020-R02 2M2	(b)	ML + 200	01/25/2040	151,094	150,535
Connecticut Avenue Securities Trust 2020-SBT1 1M2	(b)	ML + 365	02/25/2040	255,000	249,586
Connecticut Avenue Securities Trust 2020-SBT1 2M2	(b)	ML + 365	02/25/2040	270,000	268,789
Connecticut Avenue Securities Trust 2021-R01 1M2	(b)	SOFR30A + 155	10/25/2041	462,831	447,130
Connecticut Avenue Securities Trust 2021-R03 1M2	(b)	SOFR30A + 165	12/25/2041	117,550	111,269
Connecticut Avenue Securities Trust 2022-R01 1B1	(b)	SOFR30A + 315	12/25/2041	305,277	283,223
Connecticut Avenue Securities Trust 2022-R02 2M1	(b)	SOFR30A + 120	01/25/2042	395,819	392,571
Connecticut Avenue Securities Trust 2022-R03 1M2	(b)	SOFR30A + 350	03/25/2042	253,631	254,604
CPS Auto Receivables Trust 2021-B C	(b)	1.230%	03/15/2027	234,000	227,109
CPS Auto Receivables Trust 2021-C D	(b)	1.690%	06/15/2027	210,000	197,682

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Dext ABS 2021-1 C	(b)	2.290%	09/15/2028	$ 264,000	$ 249,705
Dext ABS 2021-1 D	(b)	2.810%	03/15/2029	133,000	125,380
Diamond Issuer 2021-1A B	(b)	2.701%	11/20/2051	271,624	253,208
Donlen Fleet Lease Funding 2021-2 C	(b)	1.200%	12/11/2034	460,000	441,218
DROP Mortgage Trust 2021-FILE A	(b)	ML + 115	04/15/2026	310,000	306,709
Eagle Re 2021-2 M1B	(b)	SOFR30A + 205	04/25/2034	152,272	150,003
Elmwood CLO IX Ltd. 2021-2A D	(b)	QL + 295	07/20/2034	250,000	242,069
Fannie Mae Connecticut Avenue Securities 2014-C04 1M2		ML + 490	11/25/2024	188,843	194,420
Fannie Mae Connecticut Avenue Securities 2015-C02 1M2		ML + 400	05/25/2025	20,665	20,665
Fannie Mae Connecticut Avenue Securities 2015-C03 1M2		ML + 500	07/25/2025	112,899	114,775
Fannie Mae Connecticut Avenue Securities 2015-C03 2M2		ML + 500	07/25/2025	611	611
Fannie Mae Connecticut Avenue Securities 2015-C04 1M2		ML + 570	04/25/2028	65,657	70,231
Fannie Mae Connecticut Avenue Securities 2016-C01 1M2		ML + 675	08/25/2028	87,396	93,495
Fannie Mae Connecticut Avenue Securities 2016-C07 2M2		ML + 435	05/25/2029	100,535	104,750
Fannie Mae Connecticut Avenue Securities 2017-C01 1M2		ML + 355	07/25/2029	241,016	245,344
Fannie Mae Connecticut Avenue Securities 2017-C07 1B1		ML + 400	05/25/2030	300,000	305,260
Fannie Mae Connecticut Avenue Securities 2018-C06 1M2		ML + 200	03/25/2031	204,173	203,982
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1	(b)	SOFR30A + 330	11/25/2041	211,036	195,724
FHF Trust 2021-2A A	(b)	0.830%	12/15/2026	123,471	120,085
First Investors Auto Owner Trust 2018-1A E	(b)	5.350%	07/15/2024	350,000	354,460
Flagstar Mortgage Trust 2021-8INV A3	(b)	2.500%	09/25/2051	236,903	218,191
Flatiron CLO 2021-1A D	(b)	QL + 290	07/19/2034	250,000	246,197
Ford Credit Auto Owner Trust 2021-1 D	(b)	2.310%	10/17/2033	230,000	214,081
Freddie Mac Multifamily Structured Credit Risk 2021-MN1 M1	(b)	SOFR30A + 200	01/25/2051	45,969	44,431
Freddie Mac REMICS FHR 4981 HS	(e)	ML + 610	06/25/2050	887,227	124,906
Freddie Mac REMICS FHR 5015 BI	(e)	4.000%	09/25/2050	592,280	99,956
Freddie Mac Stacr Remic Trust 2020-DNA1 M2	(b)	ML + 170	01/25/2050	73,184	73,100
Freddie Mac STACR REMIC Trust 2020-DNA5 M2	(b)	SOFR30A + 280	10/25/2050	139,368	139,633
Freddie Mac STACR REMIC Trust 2021-DNA3 B1	(b)	SOFR30A + 350	10/25/2033	278,276	260,363
Freddie Mac STACR REMIC Trust 2021-DNA6 M2	(b)	SOFR30A + 150	10/25/2041	393,665	374,380
Freddie Mac STACR REMIC Trust 2021-HQA4 M2	(b)	SOFR30A + 235	12/25/2041	246,349	231,534
Freddie Mac STACR REMIC Trust 2022-DNA1 M2	(b)	SOFR30A + 250	01/25/2042	394,327	368,624
Freddie Mac STACR REMIC Trust 2022-HQA1 M1B	(b)	SOFR30A + 350	03/25/2042	65,368	66,555
Freddie Mac STACR Trust 2019-DNA4 M2	(b)	ML + 195	10/25/2049	20,210	20,186
Freddie Mac STACR Trust 2019-HQA2 M2	(b)	ML + 205	04/25/2049	70,527	70,486
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2B		ML + 265	12/25/2029	458,126	467,097
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M2	(b)	SOFR30A + 180	11/25/2041	386,480	367,580
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M2	(b)	SOFR30A + 375	02/25/2042	295,064	288,521
FREED ABS Trust 2021-2 C	(b)	1.940%	06/19/2028	460,000	446,463
GCI Funding I LLC 2021-1 A	(b)	2.380%	06/18/2046	155,829	145,020
Goldentree Loan Management U.S. CLO 7 Ltd. 2020-7A AR	(b)	QL + 107	04/20/2034	250,000	245,997
GS Mortgage Securities Trust 2012-GCJ9 AS		3.124%	11/10/2045	287,514	288,105
GS Mortgage Securities Trust 2016-GS3 A4		2.850%	10/10/2049	270,000	262,884
GS Mortgage Securities Trust 2017-GS7 A4		3.430%	08/10/2050	270,000	271,431
GS Mortgage Securities Trust 2018-GS9 A4		3.992%	03/10/2051	153,543	157,794
GS Mortgage Securities Trust 2019-GC38 A4		3.968%	02/10/2052	250,000	257,182
Hertz Vehicle Financing III LLC 2022-1A C	(b)	2.630%	06/25/2026	220,000	208,743
HFX Funding Issuer 2017-1	(b)	3.623%	03/15/2035	280,000	271,561
Home Re 2020-1 M1B	(b)	ML + 325	10/25/2030	70,308	70,356
Home Re 2021-2 M1B	(b)	SOFR30A + 160	01/25/2034	222,490	218,474
Invitation Homes 2018-SFR1 C	(b)	ML + 125	03/17/2037	474,932	473,572
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9 A5		2.840%	12/15/2047	168,296	168,600
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B		3.674%	12/15/2047	300,000	299,848
JPMBB Commercial Mortgage Securities Trust 2013-C15 AS		4.420%	11/15/2045	250,000	254,324
JPMBB Commercial Mortgage Securities Trust 2014-C21 C		4.642%	08/15/2047	295,000	286,323
JPMBB Commercial Mortgage Securities Trust 2015-C27 AS		3.634%	02/15/2048	130,694	130,465
LAD Auto Receivables Trust 2021-1A C	(b)	2.350%	04/15/2027	406,000	386,723
Mello Mortgage Capital Acceptance 2021-INV2 A3	(b)	2.500%	08/25/2051	226,464	208,860
Morgan Stanley Capital I Trust 2018-H3 AS		4.429%	07/15/2051	270,000	280,040
Morgan Stanley Capital I Trust 2018-H4 A4		4.310%	12/15/2051	250,000	260,822
MVW 2021-2A C	(b)	2.230%	05/20/2039	416,135	390,778
Neighborly Issuer 2022-1A A2	(b)	3.695%	01/30/2052	228,000	211,755
Neighborly Issuer LLC 2021-1A A2	(b)	3.584%	04/30/2051	125,677	117,655
Nelnet Student Loan Trust 2021-BA B	(b)	2.680%	04/20/2062	100,000	91,515
Nelnet Student Loan Trust 2021-DA C	(b)	3.500%	04/20/2062	100,000	93,535
Neuberger Berman Loan Advisers CLO 2021-42A D	(b)	QL + 280	07/16/2035	301,613	291,105
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A D	(b)	QL + 310	07/17/2035	250,000	243,090
New Residential Mortgage Loan Trust 2021-INV1 A2	(b)	2.500%	06/25/2051	330,567	306,287
Oaktown Re VII Ltd. 2021-2 M1A	(b)	SOFR30A + 160	04/25/2034	272,026	268,762

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
OCP CLO 2020-18A AR	(b)	QL + 109	07/20/2032	$ 322,000	$ 319,197
Octane Receivables Trust 2021-2A C	(b)	2.530%	05/21/2029	209,000	195,810
PMT Credit Risk Transfer Trust 2019-2R A	(b)	ML + 275	05/27/2023	130,797	129,694
Rad CLO 11 Ltd. 2021-11A D	(b)	QL + 290	04/15/2034	250,000	241,445
Regatta XX Funding Ltd. 2021-2A A	(b)	QL + 116	10/15/2034	450,431	444,894
Regatta XXIV Funding Ltd. 2021-5A D	(b)	QL + 310	01/20/2035	450,000	432,260
Rockford Tower CLO 2021-1A D	(b)	QL + 300	07/20/2034	306,626	301,104
Rockford Tower CLO 2021-2A A1	(b)	QL + 116	07/20/2034	250,000	248,185
Santander Bank NA - SBCLN 2021-1A C	(b)	3.268%	12/15/2031	645,990	634,984
Santander Consumer Auto Receivables Trust 2021-CA B	(b)	1.440%	04/17/2028	96,618	96,327
SEB Funding LLC 2021-1A A2	(b)	4.969%	01/30/2052	332,000	314,907
SG Commercial Mortgage Securities Trust 2016-C5 A4		3.055%	10/10/2048	250,000	244,531
STACR Trust 2018-DNA3 M2	(b)	ML + 210	09/25/2048	101,610	102,055
Triangle Re 2021-1 M1B	(b)	ML + 300	08/25/2033	28,741	28,735
Triangle Re 2021-3 M1B	(b)	SOFR30A + 290	02/25/2034	240,000	231,606
UBS Commercial Mortgage Trust 2018-C10 A3		4.048%	05/15/2051	270,000	276,123
UBS-Barclays Commercial Mortgage Trust 2012-C4 C	(b)	4.309%	12/10/2045	390,000	384,885
Upstart Securitization Trust 2020-3 A	(b)	1.702%	11/20/2030	38,559	38,476
Upstart Securitization Trust 2021-3 B	(b)	1.660%	07/20/2031	210,000	198,224
UWM Mortgage Trust 2021-INV1 A3	(b)	2.500%	08/25/2051	291,116	269,734
VASA Trust 2021-VASA A	(b)	ML + 90	07/15/2039	460,000	450,202
Wells Fargo Commercial Mortgage Trust 2015-C28 A4		3.540%	05/15/2048	250,000	250,904
Wells Fargo Commercial Mortgage Trust 2015-C30 A3		3.411%	09/15/2058	232,889	231,896
Wells Fargo Commercial Mortgage Trust 2015-NXS3 A4		3.617%	09/15/2057	270,000	271,772
Wells Fargo Commercial Mortgage Trust 2016-C35 A3		2.674%	07/15/2048	299,613	289,501
Wells Fargo Commercial Mortgage Trust 2016-C35 B		3.438%	07/15/2048	270,000	258,590
Wells Fargo Commercial Mortgage Trust 2017-C39 A5		3.418%	09/15/2050	270,000	270,544
Wells Fargo Commercial Mortgage Trust 2017-C41 A3		3.210%	11/15/2050	270,000	266,987
Wells Fargo Commercial Mortgage Trust 2018-C44 A4		3.948%	05/15/2051	270,000	274,160
WFRBS Commercial Mortgage Trust 2014-C24 AS		3.931%	11/15/2047	270,000	269,313
					33,052,585
Total Asset-Backed / Mortgage-Backed Securities (Cost $34,691,292)					$33,617,568

Purchased Options–8.2%	Notional Amount	Expiration	Exercise Price	Contracts (f)	Value
S&P 500 Index Call Option	$ 9,060,820	December 2023	$3,700	20	$ 2,215,800
S&P 500 Index Call Option	6,795,615	December 2023	3,800	15	1,549,500
S&P 500 Index Call Option	20,386,845	December 2023	4,000	45	4,000,950
S&P 500 Index Call Option	3,171,287	December 2023	4,100	7	578,060
S&P 500 Index Call Option	17,668,599	December 2023	4,200	39	3,066,063
S&P 500 Index Call Option	9,060,820	December 2023	4,250	20	1,448,600
S&P 500 Index Call Option	9,513,861	December 2023	4,300	21	1,513,050
S&P 500 Index Call Option	19,480,763	December 2023	4,400	43	2,828,970
S&P 500 Index Call Option	21,292,927	December 2023	4,500	47	2,775,350
S&P 500 Index Call Option	10,872,984	December 2023	4,600	24	1,275,312
S&P 500 Index Call Option	11,326,025	December 2023	4,700	25	1,126,750
S&P 500 Index Put Option	6,795,615	December 2023	3,700	15	315,900
S&P 500 Index Put Option	6,795,615	December 2023	3,800	15	349,650
S&P 500 Index Put Option	20,386,845	December 2023	4,000	45	1,247,850
S&P 500 Index Put Option	3,171,287	December 2023	4,100	7	213,010
S&P 500 Index Put Option	17,668,599	December 2023	4,200	39	1,323,114
S&P 500 Index Put Option	9,060,820	December 2023	4,250	20	692,260
S&P 500 Index Put Option	9,513,861	December 2023	4,300	21	761,859
S&P 500 Index Put Option	19,480,763	December 2023	4,400	43	1,721,118
S&P 500 Index Put Option	21,292,927	December 2023	4,500	47	2,005,020
S&P 500 Index Put Option	10,872,984	December 2023	4,600	24	1,097,712
S&P 500 Index Put Option	4,530,410	December 2023	4,700	10	500,210
Total Purchased Options (Cost $30,373,254)					$32,606,108

U.S. Government Agency Mortgage-Backed Securities–2.8%	Rate	Maturity	Face Amount	Value
Fannie Mae or Freddie Mac UMBS TBA	3.000%	04/15/2052	$ 3,482,624	$ 3,406,442
Fannie Mae Pool FN AL5310	3.500%	04/01/2044	2,414	2,462
Fannie Mae Pool FN AL5887	4.500%	10/01/2044	15,333	16,296
Fannie Mae Pool FN AL6542	4.500%	03/01/2045	22,452	23,862
Fannie Mae Pool FN AL6620	4.500%	08/01/2042	139,655	147,217
Fannie Mae Pool FN AL6997	4.500%	11/01/2042	10,155	10,802
Fannie Mae Pool FN AL8855	3.500%	07/01/2046	8,730	8,889

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN AS7168	3.500%	05/01/2046	$ 18,192	$ 18,482
Fannie Mae Pool FN AS7587	3.500%	07/01/2046	100,395	102,272
Fannie Mae Pool FN AS7822	3.500%	08/01/2046	206,036	208,769
Fannie Mae Pool FN AZ9203	3.000%	10/01/2045	21,338	21,214
Fannie Mae Pool FN BA2885	3.000%	10/01/2045	40,177	39,781
Fannie Mae Pool FN BA4752	3.000%	01/01/2046	5,154	5,116
Fannie Mae Pool FN BC1520	3.500%	08/01/2046	158,031	160,726
Fannie Mae Pool FN BC2468	3.000%	03/01/2046	102,476	101,398
Fannie Mae Pool FN BC2488	3.000%	03/01/2046	114,538	113,323
Fannie Mae Pool FN BC9077	3.500%	12/01/2046	11,519	11,691
Fannie Mae Pool FN BH1902	3.500%	12/01/2047	9,835	10,048
Fannie Mae Pool FN BH3892	3.500%	08/01/2047	23,920	24,272
Fannie Mae Pool FN BH6940	3.500%	08/01/2047	20,761	21,116
Fannie Mae Pool FN BJ1692	3.500%	12/01/2047	49,477	50,321
Fannie Mae Pool FN BJ1695	3.500%	12/01/2047	7,524	7,628
Fannie Mae Pool FN BJ4558	3.500%	01/01/2048	38,488	39,121
Fannie Mae Pool FN BJ4559	3.500%	01/01/2048	14,100	14,308
Fannie Mae Pool FN BJ4566	4.000%	01/01/2048	121,496	126,393
Fannie Mae Pool FN BJ4567	4.000%	01/01/2048	184,236	191,248
Fannie Mae Pool FN BJ5170	3.500%	03/01/2048	9,398	9,604
Fannie Mae Pool FN BK1964	4.000%	03/01/2048	38,482	39,895
Fannie Mae Pool FN BK1975	3.500%	03/01/2048	21,230	21,592
Fannie Mae Pool FN BK3211	4.500%	03/01/2048	43,663	45,521
Fannie Mae Pool FN BK4157	4.000%	05/01/2048	50,192	51,657
Fannie Mae Pool FN BM3282	3.500%	12/01/2047	6,149	6,282
Fannie Mae Pool FN BM3511	4.500%	02/01/2046	80,166	85,229
Fannie Mae Pool FN BM3912	3.000%	03/01/2047	124,068	123,323
Fannie Mae Pool FN BM4427	3.500%	04/01/2048	70,583	71,446
Fannie Mae Pool FN BM4735	3.500%	04/01/2048	92,601	94,185
Fannie Mae Pool FN BM4896	3.000%	02/01/2047	811,237	809,819
Fannie Mae Pool FN BM5138	3.500%	11/01/2048	160,087	162,742
Fannie Mae Pool FN BM5334	3.500%	01/01/2049	40,016	40,450
Fannie Mae Pool FN BN0012	4.500%	08/01/2048	24,879	25,848
Fannie Mae Pool FN BO3223	3.000%	10/01/2034	32,859	33,190
Fannie Mae Pool FN BO4725	2.500%	11/01/2034	53,082	52,613
Fannie Mae Pool FN BO5957	3.000%	12/01/2034	6,614	6,696
Fannie Mae Pool FN BO7717	3.000%	11/01/2034	5,922	5,994
Fannie Mae Pool FN BU1240	3.000%	03/01/2052	1,089,938	1,070,519
Fannie Mae Pool FN BU1349	3.000%	02/01/2052	855,608	840,116
Fannie Mae Pool FN CA0108	3.500%	08/01/2047	21,506	21,971
Fannie Mae Pool FN FM0029	3.000%	09/01/2046	202,297	201,965
Fannie Mae Pool FN FM1036	3.000%	05/01/2043	102,557	102,336
Fannie Mae Pool FN MA3211	4.000%	12/01/2047	51,633	53,221
Fannie Mae Pool FN MA3239	4.000%	01/01/2048	8,194	8,458
Freddie Mac Gold Pool FG G60658	3.500%	07/01/2046	203,312	207,278
Freddie Mac Gold Pool FG G61360	3.500%	03/01/2048	43,097	43,697
Freddie Mac Gold Pool FG G61737	3.500%	11/01/2048	176,276	178,866
Freddie Mac Gold Pool FG Q54793	4.500%	03/01/2048	35,167	36,680
Freddie Mac Gold Pool FG Q55394	3.500%	04/01/2048	14,051	14,224
Freddie Mac Pool FR QN0783	3.000%	10/01/2034	32,107	32,476
Freddie Mac Pool FR QN0786	3.000%	10/01/2034	73,893	74,784
Freddie Mac Pool FR QN0951	2.500%	11/01/2034	50,003	49,558
Freddie Mac Pool FR SB0040	2.500%	12/01/2033	247,485	244,964
Freddie Mac Pool FR SB0116	2.500%	11/01/2034	66,595	66,001
Freddie Mac Pool FR ZA4718	3.000%	10/01/2046	150,251	149,214
Freddie Mac Pool FR ZK8962	3.000%	09/01/2032	55,920	56,478
Freddie Mac Pool FR ZK9009	3.000%	10/01/2032	21,771	21,998
Freddie Mac Pool FR ZK9163	3.000%	01/01/2033	33,318	33,680
Freddie Mac Pool FR ZM1434	3.500%	07/01/2046	27,951	28,148
Freddie Mac Pool FR ZM4821	3.500%	11/01/2047	28,425	28,829
Freddie Mac Pool FR ZM4939	3.500%	11/01/2047	49,958	50,649
Freddie Mac Pool FR ZM5102	3.500%	12/01/2047	61,316	62,163
Freddie Mac Pool FR ZM5228	3.500%	12/01/2047	35,688	36,112
Freddie Mac Pool FR ZM5705	3.500%	02/01/2048	16,901	17,179
Freddie Mac Pool FR ZM5707	3.500%	02/01/2048	11,393	11,530
Freddie Mac Pool FR ZM5945	4.000%	03/01/2048	35,415	36,845
Freddie Mac Pool FR ZM6220	4.000%	04/01/2048	17,615	18,032
Freddie Mac Pool FR ZM6276	4.000%	04/01/2048	43,117	44,748
Freddie Mac Pool FR ZM6427	4.000%	05/01/2048	97,282	99,917
Freddie Mac Pool FR ZN2165	4.500%	12/01/2048	48,383	51,182

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Freddie Mac Pool FR ZS4598	3.000%	01/01/2045	$ 19,048	$ 18,937
Freddie Mac Pool FR ZS7403	3.000%	05/01/2031	183,294	184,767
Freddie Mac Pool FR ZS9830	3.500%	10/01/2046	206,157	209,949
Freddie Mac Pool FR ZT0272	3.500%	02/01/2047	114,388	116,475
Freddie Mac Pool FR ZT0337	3.500%	12/01/2044	20,250	20,652
Freddie Mac Pool FR ZT0537	3.500%	03/01/2048	159,351	161,553
Freddie Mac Pool FR ZT1633	4.000%	03/01/2047	10,643	11,102
Total U.S. Government Agency Mortgage-Backed Securities (Cost $11,507,243)				$11,286,536

Exchange Traded Funds–2.7%	Shares	Value
SPDR S&P 500 ETF Trust	23,876	$ 10,783,357
Total Exchange Traded Funds (Cost $8,661,341)		$10,783,357

Preferred Securities–0.8%		Rate	Quantity	Value
Financials–0.7%
Bank of America Corp. DR (Rate is fixed until 09/05/2024, at which point, the rate becomes QL + 371) (Banks)	(c)	6.250%	286,000	$ 295,638
Bank of America Corp. DR (Rate is fixed until 03/17/2025, at which point, the rate becomes QL + 390) (Banks)	(c)	6.100%	124,000	129,339
Bank of New York Mellon Corp. / The DR (Rate is fixed until 09/20/2025, at which point, the rate becomes H15T5Y + 436) (Capital Markets)	(c)	4.700%	61,000	62,464
Charles Schwab Corp. / The DR (Rate is fixed until 06/01/2026, at which point, the rate becomes H15T5Y + 317) (Capital Markets)	(c)	4.000%	455,000	435,662
Citigroup, Inc. DR (Rate is fixed until 01/30/2023, at which point, the rate becomes QL + 407) (Banks)	(c)	5.950%	217,000	219,300
Citigroup, Inc. DR (Rate is fixed until 05/15/2025, at which point, the rate becomes QL + 391) (Banks)	(c)	5.950%	142,000	144,741
Citigroup, Inc. (Rate is fixed until 12/10/2025, at which point, the rate becomes H15T5Y + 360) (Banks)	(c)	4.000%	101,000	96,960
Citigroup, Inc. DR (Rate is fixed until 02/15/2023, at which point, the rate becomes QL + 423) (Banks)	(c)	5.900%	27,000	27,412
Discover Financial Services (Rate is fixed until 09/23/2025, at which point, the rate becomes H15T5Y + 578) (Consumer Finance)	(c)	6.125%	404,000	420,435
Fifth Third Bancorp DR (Rate is fixed until 09/30/2025, at which point, the rate becomes H15T5Y + 422) (Banks)	(c)	4.500%	76,000	74,670
Goldman Sachs Group, Inc. / The DR (Rate is fixed until 11/10/2026, at which point, the rate becomes H15T5Y + 295) (Capital Markets)	(c)	4.125%	120,000	112,530
JPMorgan Chase & Co. DR (Banks)		QL + 347	131,000	131,000
JPMorgan Chase & Co. DR (Banks)		QL + 332	65,000	64,756
Truist Financial Corp. DR (Rate is fixed until 09/01/2030, at which point, the rate becomes H15T10Y + 435) (Banks)	(c)	5.100%	256,000	259,584
Wells Fargo & Co. DR (Rate is fixed until 06/15/2025, at which point, the rate becomes QL + 399) (Banks)	(c)	5.875%	292,000	305,082
				2,779,573
Industrials–0.1%
General Electric Co. (Industrial Conglomerates)		QL + 333	336,000	322,140
Utilities–0.0%
Vistra Corp. (Rate is fixed until 12/15/2026, at which point, the rate becomes H15T5Y + 574) (Ind. Power & Renewable Elec.)	(b)(c)	7.000%	107,000	104,191
Total Preferred Securities (Cost $3,286,379)				$3,205,904

Sovereign Issues–0.5%		Rate	Maturity	Face Amount	Value
CDBL Funding 1		3.500%	10/24/2027	$ 230,000	$ 226,406
Colombia Government International Bond		3.125%	04/15/2031	540,000	456,975
Comision Federal de Electricidad	(b)	4.688%	05/15/2029	221,000	216,580
Comision Federal de Electricidad	(b)	3.348%	02/09/2031	236,000	206,502
Dominican Republic International Bond	(b)	4.875%	09/23/2032	250,000	226,253
ENA Master Trust	(b)	4.000%	05/19/2048	203,000	190,566
Oleoducto Central SA	(b)	4.000%	07/14/2027	410,000	386,409
Total Sovereign Issues (Cost $2,105,300)					$1,909,691

Taxable Municipal Bonds–0.2%	Rate	Maturity	Face Amount	Value
Ochsner LSU Health System of North Louisiana	2.510%	05/15/2031	$ 230,000	$ 202,494
Tobacco Settlement Finance Authority	3.000%	06/01/2035	165,000	166,684
University of California	3.071%	05/15/2051	310,000	269,850
Total Taxable Municipal Bonds (Cost $706,596)				$639,028

(continued)

Ohio National Fund, Inc.	ON Risk Managed Balanced Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Money Market Funds–4.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(g)	15,403,029	$ 15,401,489
State Street Institutional U.S. Government Money Market Fund, 0.246%	(g)	2,214,026	2,214,026
Total Money Market Funds (Cost $17,614,941)			$17,615,515
Total Investments – 99.9% (Cost $343,696,243)	(h)		$397,585,950
Other Assets in Excess of Liabilities – 0.1%			511,474
Net Assets – 100.0%			$398,097,424

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CLO:	Collaterized Loan Obligation
DR:	Depositary Receipt
H15T10Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 10 Year, 2.320% at 03/31/2022
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 1.630% at 03/31/2022
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 2.420% at 03/31/2022
ML:	Monthly U.S. LIBOR Rate, 0.452% at 03/31/2022
QL:	Quarterly U.S. LIBOR Rate, 0.962% at 03/31/2022
SOFR:	Secured Overnight Financing Rate, 0.290% at 03/31/2022
SOFR30A:	30 Day Average Secured Overnight Financing Rate, 0.159% at 03/31/2022
UMBS TBA:	Uniform Mortgage-Backed Security; the securities actually delivered on settlement of the To Be Announced ("TBA") could be issued by Fannie Mae, Freddie Mac, or any combination thereof
USISDA05:	USD ICE Swap Rate 11:00am NY 5 Year, 2.465% at 03/31/2022

Footnotes:
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2022, the value of these securities totaled $41,965,364, or 10.5% of the Portfolio’s net assets.
(c)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2022.
(d)	Security is partially pledged as collateral for the futures contracts outstanding at March 31, 2022. The market value pledged totaled $6,239,327. See also the following Schedule of Open Futures Contracts.
(e)	Interest-only security
(f)	100 shares per contract.
(g)	Rate represents the seven-day yield at March 31, 2022.
(h)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2022 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	1,162	June 21, 2022	$146,799,927	142,780,750	$(4,019,177)	$290,500
CBT 10-Year U.S. Ultra Bond - Long	38	June 21, 2022	5,370,896	5,147,813	(223,083)	15,031
CBT U.S. Ultra Bond - Long	18	June 21, 2022	3,287,659	3,188,250	(99,409)	16,219
CBT U.S. Long Bond - Long	79	June 21, 2022	12,332,535	11,854,938	(477,597)	49,375
CBT 2-Year U.S. Treasury Note - Long	25	June 30, 2022	5,365,828	5,298,047	(67,781)	4,102
CBT 5-Year U.S. Treasury Note - Long	238	June 30, 2022	27,935,109	27,295,625	(639,484)	42,656
			$201,091,954	$195,565,423	$(5,526,531)	$417,883
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Short	182	June 17, 2022	$(39,020,185)	(41,229,825)	$(2,209,640)	$575,241
Total Futures Contracts			$162,071,769	$154,335,598	$(7,736,171)	$993,124
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds–39.3%		Rate	Maturity	Face Amount	Value
Communication Services–4.7%
Alphabet, Inc. (Interactive Media & Svs.)		1.900%	08/15/2040	$ 650,000	$ 530,091
AMC Networks, Inc. (Media)		5.000%	04/01/2024	20,000	19,950
AMC Networks, Inc. (Media)		4.250%	02/15/2029	25,000	23,330
America Movil S.A.B de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	550,000	525,420
AT&T, Inc. (Diversified Telecom. Svs.)		0.900%	03/25/2024	550,000	532,412
AT&T, Inc. (Diversified Telecom. Svs.)		1.700%	03/25/2026	550,000	520,677
AT&T, Inc. (Diversified Telecom. Svs.)		4.300%	02/15/2030	175,000	184,901
AT&T, Inc. (Diversified Telecom. Svs.)		3.500%	06/01/2041	875,000	805,630
AT&T, Inc. (Diversified Telecom. Svs.)		3.800%	12/01/2057	1,870,000	1,706,076
Audacy Capital Corp. (Media)	(a)	6.500%	05/01/2027	75,000	70,370
Audacy Capital Corp. (Media)	(a)	6.750%	03/31/2029	125,000	116,719
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	100,000	99,287
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.500%	05/01/2026	25,000	25,351
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	150,000	148,425
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	350,000	328,402
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.250%	02/01/2031	175,000	158,812
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	06/01/2033	125,000	112,188
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	750,000	853,787
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		4.800%	03/01/2050	705,000	669,686
Comcast Corp. (Media)		3.450%	02/01/2050	2,250,000	2,104,951
CSC Holdings LLC (Media)	(a)	5.500%	04/15/2027	200,000	198,250
CSC Holdings LLC (Media)	(a)	7.500%	04/01/2028	250,000	245,625
Cumulus Media New Holdings, Inc. (Media)	(a)	6.750%	07/01/2026	98,000	98,024
Deutsche Telekom International Finance B.V. (Diversified Telecom. Svs.)	(a)	3.600%	01/19/2027	1,100,000	1,110,375
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. (Media)	(a)	5.875%	08/15/2027	100,000	98,375
DISH DBS Corp. (Media)	(a)	5.250%	12/01/2026	50,000	47,625
DISH DBS Corp. (Media)		7.375%	07/01/2028	50,000	47,375
DISH DBS Corp. (Media)		5.125%	06/01/2029	150,000	127,738
Fox Corp. (Media)		5.576%	01/25/2049	375,000	435,886
Gray Escrow II, Inc. (Media)	(a)	5.375%	11/15/2031	125,000	119,527
Gray Television, Inc. (Media)	(a)	4.750%	10/15/2030	100,000	92,875
Grupo Televisa S.A.B. (Media)		5.000%	05/13/2045	1,100,000	1,138,355
iHeartCommunications, Inc. (Media)		6.375%	05/01/2026	50,000	51,375
iHeartCommunications, Inc. (Media)		8.375%	05/01/2027	150,000	155,092
iHeartCommunications, Inc. (Media)	(a)	5.250%	08/15/2027	175,000	173,031
Interpublic Group of Cos., Inc. / The (Media)		3.375%	03/01/2041	1,395,000	1,241,762
Lamar Media Corp. (Media)		4.875%	01/15/2029	75,000	74,438
Magallanes, Inc. (Media)	(a)	4.279%	03/15/2032	700,000	703,114
Magallanes, Inc. (Media)	(a)	5.050%	03/15/2042	720,000	734,422
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	125,000	124,392
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	25,000	23,427
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	50,000	44,722
Midas OpCo Holdings LLC (Media)	(a)	5.625%	08/15/2029	200,000	188,676
Millennium Escrow Corp. (Interactive Media & Svs.)	(a)	6.625%	08/01/2026	50,000	47,472
Netflix, Inc. (Entertainment)		4.875%	04/15/2028	675,000	707,910
News Corp. (Media)	(a)	5.125%	02/15/2032	25,000	25,133
Nexstar Media, Inc. (Media)	(a)	5.625%	07/15/2027	175,000	177,135
Nexstar Media, Inc. (Media)	(a)	4.750%	11/01/2028	75,000	72,656
Paramount Global (Media)		4.200%	05/19/2032	800,000	801,135
Paramount Global (Media)		4.900%	08/15/2044	450,000	454,203
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	3.500%	02/15/2028	75,000	67,097
Rackspace Technology Global, Inc. (Interactive Media & Svs.)	(a)	5.375%	12/01/2028	125,000	108,456
Rogers Communications, Inc. (Wireless Telecom. Svs.)	(a)	4.500%	03/15/2042	815,000	825,700
Scripps Escrow, Inc. (Media)	(a)	5.875%	07/15/2027	175,000	175,133
Sinclair Television Group, Inc. (Media)	(a)	5.875%	03/15/2026	125,000	121,846
Sinclair Television Group, Inc. (Media)	(a)	5.125%	02/15/2027	75,000	68,063
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	75,000	64,910
Sirius XM Radio, Inc. (Media)	(a)	5.500%	07/01/2029	50,000	50,750
Sirius XM Radio, Inc. (Media)	(a)	4.125%	07/01/2030	100,000	93,617
Sirius XM Radio, Inc. (Media)	(a)	3.875%	09/01/2031	250,000	227,500
Sky Ltd. (Media)	(a)	3.750%	09/16/2024	575,000	584,533
Sprint Corp. (Wireless Telecom. Svs.)		7.625%	03/01/2026	75,000	84,661
TEGNA, Inc. (Media)	(a)	4.750%	03/15/2026	100,000	99,948
TEGNA, Inc. (Media)		4.625%	03/15/2028	50,000	49,736
TEGNA, Inc. (Media)		5.000%	09/15/2029	50,000	50,122
Telefonica Emisiones SA (Diversified Telecom. Svs.)		4.895%	03/06/2048	1,100,000	1,137,407

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	$ 200,000	$ 193,000
Terrier Media Buyer, Inc. (Media)	(a)	8.875%	12/15/2027	200,000	203,500
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.750%	02/01/2028	175,000	177,870
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)	(a)	3.375%	04/15/2029	200,000	190,226
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.500%	04/15/2050	450,000	455,245
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	700,000	588,998
Twitter, Inc. (Interactive Media & Svs.)	(a)	5.000%	03/01/2030	75,000	74,625
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	25,000	23,797
UPC Broadband Finco B.V. (Media)	(a)	4.875%	07/15/2031	200,000	187,774
Urban One, Inc. (Media)	(a)	7.375%	02/01/2028	100,000	100,375
Verizon Communications, Inc. (Diversified Telecom. Svs.)		3.400%	03/22/2041	1,205,000	1,129,587
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	1,300,000	1,319,096
Virgin Media Finance PLC (Media)	(a)	5.000%	07/15/2030	200,000	188,899
Vodafone Group PLC (Wireless Telecom. Svs.)		4.125%	05/30/2025	525,000	540,514
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	650,000	728,094
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	200,000	187,000
Walt Disney Co. / The (Entertainment)		3.800%	03/22/2030	125,000	129,907
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	525,000	608,861
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	350,000	346,070
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	50,000	47,000
ZipRecruiter, Inc. (Interactive Media & Svs.)	(a)	5.000%	01/15/2030	25,000	24,414
					30,350,921
Consumer Discretionary–2.0%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	225,000	202,958
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	1,375,000	1,370,267
Affinity Gaming (Hotels, Restaurants & Leisure)	(a)	6.875%	12/15/2027	175,000	170,187
Amazon.com, Inc. (Internet & Direct Marketing Retail)		3.875%	08/22/2037	875,000	926,134
Amazon.com, Inc. (Internet & Direct Marketing Retail)		2.500%	06/03/2050	725,000	605,274
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	04/01/2025	50,000	50,096
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	50,000	48,500
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4.625%	11/15/2029	50,000	46,563
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	75,000	69,716
AutoNation, Inc. (Specialty Retail)		4.750%	06/01/2030	585,000	609,732
AutoNation, Inc. (Specialty Retail)		2.400%	08/01/2031	550,000	478,845
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	8.625%	06/01/2025	37,000	38,863
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	100,000	99,500
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.250%	07/01/2025	50,000	51,622
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	75,000	80,359
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	100,000	93,500
Clarios Global LP (Automobiles)	(a)	6.750%	05/15/2025	72,000	74,558
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	6.250%	05/15/2026	22,000	22,633
Clarios Global LP / Clarios U.S. Finance Co. (Auto Components)	(a)	8.500%	05/15/2027	200,000	207,500
Daimler Finance North America LLC (Automobiles)	(a)	3.350%	02/22/2023	950,000	958,795
Daimler Trucks Finance North America LLC (Automobiles)	(a)	2.000%	12/14/2026	540,000	502,991
Daimler Trucks Finance North America LLC (Automobiles)	(a)	2.375%	12/14/2028	180,000	163,871
Dana Financing Luxembourg SARL (Auto Components)	(a)	5.750%	04/15/2025	75,000	75,725
Dana, Inc. (Auto Components)		4.500%	02/15/2032	50,000	44,750
Dollar General Corp. (Multiline Retail)		3.875%	04/15/2027	1,075,000	1,106,049
Dornoch Debt Merger Sub, Inc. (Auto Components)	(a)	6.625%	10/15/2029	200,000	173,894
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		3.800%	02/15/2028	750,000	746,022
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	25,000	22,275
Gap, Inc. / The (Specialty Retail)	(a)	3.875%	10/01/2031	50,000	43,555
Garda World Security Corp. (Diversified Consumer Svs.)	(a)	9.500%	11/01/2027	175,000	179,375
Gates Global LLC / Gates Corp. (Auto Components)	(a)	6.250%	01/15/2026	200,000	200,187
General Motors Co. (Automobiles)		6.125%	10/01/2025	575,000	617,275
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	50,000	45,375
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	1,300,000	1,252,078
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	06/15/2025	75,000	75,563
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (Hotels, Restaurants & Leisure)		4.500%	01/15/2028	75,000	75,563
MGM Resorts International (Hotels, Restaurants & Leisure)		6.750%	05/01/2025	50,000	51,586
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	100,000	92,186
Mohegan Gaming & Entertainment (Hotels, Restaurants & Leisure)	(a)	8.000%	02/01/2026	225,000	223,594
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	01/15/2027	50,000	49,542
Penn National Gaming, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	25,000	22,380
Raptor Acquisition Corp. / Raptor Co-Issuer LLC (Hotels, Restaurants & Leisure)	(a)	4.875%	11/01/2026	100,000	96,050

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Real Hero Merger Sub 2, Inc. (Auto Components)	(a)	6.250%	02/01/2029	$ 250,000	$ 227,782
Scientific Games Holdings LP / Scientific Games U.S. FinCo, Inc. (Hotels, Restaurants & Leisure)	(a)	6.625%	03/01/2030	100,000	98,578
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	8.625%	07/01/2025	100,000	105,125
Scientific Games International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	75,000	78,562
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	100,000	95,374
Signal Parent, Inc. (Diversified Consumer Svs.)	(a)	6.125%	04/01/2029	150,000	122,247
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	125,000	124,844
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	100,000	94,848
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.625%	12/01/2031	50,000	45,735
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	150,000	145,093
					13,203,676
Consumer Staples–2.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Food & Staples Retailing)	(a)	5.875%	02/15/2028	75,000	74,746
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	(a)	3.800%	01/25/2050	1,025,000	955,041
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	1,500,000	1,270,114
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.350%	06/01/2040	600,000	624,385
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.500%	06/01/2050	2,050,000	2,190,307
B.A.T. Capital Corp. (Tobacco)		3.734%	09/25/2040	300,000	245,798
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	1,025,000	914,697
BellRing Brands, Inc. (Personal Products)	(a)	7.000%	03/15/2030	125,000	127,656
Coca-Cola Europacific Partners PLC (Beverages)	(a)	1.500%	01/15/2027	600,000	547,413
Coca-Cola Femsa S.A.B de C.V. (Beverages)		2.750%	01/22/2030	750,000	717,772
Coca-Cola Femsa S.A.B de C.V. (Beverages)		1.850%	09/01/2032	450,000	390,438
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	600,000	555,709
Edgewell Personal Care Co. (Personal Products)	(a)	5.500%	06/01/2028	75,000	74,625
Edgewell Personal Care Co. (Personal Products)	(a)	4.125%	04/01/2029	50,000	46,011
Energizer Holdings, Inc. (Household Products)	(a)	6.500%	12/31/2027	50,000	49,500
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	100,000	87,549
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	925,000	932,924
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	165,958
General Mills, Inc. (Food Products)		3.700%	10/17/2023	150,000	152,426
Grupo Bimbo S.A.B de C.V. (Food Products)	(a)	4.875%	06/27/2044	925,000	952,441
Keurig Dr Pepper, Inc. (Beverages)		4.417%	05/25/2025	150,000	155,008
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	1,175,000	1,160,477
Kroger Co. / The (Food & Staples Retailing)		3.950%	01/15/2050	575,000	581,673
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	5.500%	10/15/2027	50,000	49,760
Performance Food Group, Inc. (Food & Staples Retailing)	(a)	4.250%	08/01/2029	75,000	68,344
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	865,000	804,496
Post Holdings, Inc. (Food Products)	(a)	5.750%	03/01/2027	150,000	150,742
Post Holdings, Inc. (Food Products)	(a)	5.500%	12/15/2029	50,000	48,109
Post Holdings, Inc. (Food Products)	(a)	4.625%	04/15/2030	25,000	22,511
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	1,025,000	930,251
Smithfield Foods, Inc. (Food Products)	(a)	2.625%	09/13/2031	500,000	439,028
Sysco Corp. (Food & Staples Retailing)		4.450%	03/15/2048	1,025,000	1,062,952
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	4.750%	02/15/2029	75,000	71,531
U.S. Foods, Inc. (Food & Staples Retailing)	(a)	4.625%	06/01/2030	125,000	115,639
Unilever Capital Corp. (Personal Products)		0.375%	09/14/2023	100,000	97,451
					16,833,482
Energy–3.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	05/15/2026	50,000	54,106
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	125,000	127,299
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	75,000	76,594
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	125,000	124,872
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	75,000	76,594
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	125,000	126,402
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	150,000	147,838
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	11/01/2026	50,000	51,275
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	100,000	98,809
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		3.400%	02/15/2031	600,000	567,443
Boardwalk Pipelines LP (Oil, Gas & Consumable Fuels)		3.600%	09/01/2032	515,000	490,989
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.194%	04/06/2025	500,000	503,594
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	1,000,000	1,014,802

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)		2.050%	07/15/2025	$ 725,000	$ 695,173
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		4.250%	04/15/2027	1,300,000	1,341,429
Centennial Resource Production LLC (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	150,000	150,765
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)		4.500%	10/01/2029	75,000	75,375
Cheniere Energy Partners LP (Oil, Gas & Consumable Fuels)	(a)	3.250%	01/31/2032	50,000	45,465
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4.625%	10/15/2028	50,000	50,168
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	650,000	613,618
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	75,000	70,235
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	150,000	154,737
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	8.000%	04/01/2029	50,000	53,369
CrownRock LP / CrownRock Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.625%	10/15/2025	125,000	127,404
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	75,000	71,813
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)	(a)	3.900%	11/15/2049	150,000	146,223
Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels)		5.500%	09/15/2040	700,000	794,774
Endeavor Energy Resources LP / EER Finance, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/30/2028	75,000	77,531
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	700,000	688,631
Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels)		3.700%	01/31/2051	1,150,000	1,052,244
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		5.500%	07/15/2028	175,000	175,685
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	75,000	70,125
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	50,000	46,750
EQM Midstream Partners LP (Oil, Gas & Consumable Fuels)		6.500%	07/15/2048	125,000	120,625
EQT Corp. (Oil, Gas & Consumable Fuels)		5.000%	01/15/2029	25,000	25,809
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3.625%	05/15/2031	25,000	23,875
Hess Corp. (Oil, Gas & Consumable Fuels)		5.600%	02/15/2041	980,000	1,101,175
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	50,000	49,967
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	75,000	70,770
Holly Energy Partners LP / Holly Energy Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.000%	02/01/2028	75,000	71,156
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	420,000	348,645
Marathon Oil Corp. (Oil, Gas & Consumable Fuels)		4.400%	07/15/2027	1,025,000	1,056,665
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	725,000	737,184
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	700,000	728,755
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.250%	01/15/2026	75,000	75,000
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	25,000	24,375
Nabors Industries, Inc. (Oil, Gas & Consumable Fuels)	(a)	7.375%	05/15/2027	25,000	25,969
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		6.000%	06/01/2026	50,000	50,562
NuStar Logistics LP (Oil, Gas & Consumable Fuels)		6.375%	10/01/2030	75,000	76,015
Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.375%	06/01/2026	25,000	25,625
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.000%	07/15/2025	75,000	84,225
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		8.875%	07/15/2030	25,000	32,063
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.450%	09/15/2036	125,000	146,836
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.300%	08/15/2039	100,000	94,500
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.400%	04/15/2046	50,000	47,500
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		2.200%	09/15/2025	225,000	215,457
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		4.500%	03/15/2050	875,000	836,965
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	05/15/2026	75,000	76,030
Phillips 66 (Oil, Gas & Consumable Fuels)		0.900%	02/15/2024	150,000	145,155
Phillips 66 (Oil, Gas & Consumable Fuels)		3.850%	04/09/2025	500,000	510,134
Phillips 66 (Oil, Gas & Consumable Fuels)		4.875%	11/15/2044	725,000	803,206
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	75,000	76,125
Range Resources Corp. (Oil, Gas & Consumable Fuels)		4.875%	05/15/2025	25,000	25,304
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	75,000	82,193
Rockcliff Energy II LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	100,000	100,092
Shell International Finance B.V. (Oil, Gas & Consumable Fuels)		0.375%	09/15/2023	680,000	662,376
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	50,000	51,414
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	100,000	103,193
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	50,000	50,811
Southwestern Energy Co. (Oil, Gas & Consumable Fuels)		4.750%	02/01/2032	25,000	24,969
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		3.750%	03/04/2051	1,150,000	1,103,632
Tap Rock Resources LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	10/01/2026	100,000	103,512
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4.200%	02/01/2033	180,000	181,642
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	04/01/2026	225,000	227,025
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		4.350%	06/01/2028	500,000	518,928
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		2.800%	12/01/2031	500,000	461,476
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.300%	03/01/2048	75,000	74,250
Western Midstream Operating LP (Oil, Gas & Consumable Fuels)		5.500%	08/15/2048	25,000	24,688
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	725,000	732,921
					22,170,925

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials–9.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.000%	10/29/2028	$ 315,000	$ 290,489
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Diversified Financial Svs.)		3.400%	10/29/2033	700,000	627,405
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	6.750%	10/15/2027	25,000	24,699
American Express Co. (Consumer Finance)	(a)	3.300%	05/03/2027	1,150,000	1,155,494
American International Group, Inc. (Insurance)		4.500%	07/16/2044	725,000	782,336
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	125,000	120,003
AssuredPartners, Inc. (Insurance)	(a)	7.000%	08/15/2025	50,000	49,688
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	125,000	115,050
Bank of America Corp. (Rate is fixed until 02/13/2025, at which point, the rate becomes QL + 64) (Banks)	(b)	2.015%	02/13/2026	3,425,000	3,296,731
Bank of America Corp. (Rate is fixed until 04/29/2030, at which point, the rate becomes SOFR + 215) (Banks)	(b)	2.592%	04/29/2031	2,600,000	2,398,673
Bank of America Corp. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 132) (Banks)	(b)	2.687%	04/22/2032	1,450,000	1,333,473
Bank of New York Mellon Corp. / The (Capital Markets)		2.200%	08/16/2023	1,850,000	1,847,499
BlackRock, Inc. (Capital Markets)		1.900%	01/28/2031	575,000	519,227
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	225,000	209,813
Capital One Financial Corp. (Consumer Finance)		3.900%	01/29/2024	1,025,000	1,041,010
Chubb INA Holdings, Inc. (Insurance)		3.350%	05/03/2026	575,000	582,860
Citigroup, Inc. (Rate is fixed until 04/24/2024, at which point, the rate becomes QL + 90) (Banks)	(b)	3.352%	04/24/2025	1,000,000	1,002,378
Citigroup, Inc. (Rate is fixed until 01/28/2026, at which point, the rate becomes SOFR + 77) (Banks)	(b)	1.122%	01/28/2027	875,000	802,718
Citigroup, Inc. (Rate is fixed until 01/29/2030, at which point, the rate becomes SOFR + 115) (Banks)	(b)	2.666%	01/29/2031	2,200,000	2,038,281
Citigroup, Inc. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 135) (Banks)	(b)	3.057%	01/25/2033	385,000	359,718
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	725,000	740,112
Comerica, Inc. (Banks)		3.800%	07/22/2026	675,000	686,560
Ford Motor Credit Co. LLC (Consumer Finance)		2.700%	08/10/2026	225,000	209,252
Ford Motor Credit Co. LLC (Consumer Finance)		5.113%	05/03/2029	400,000	402,372
General Motors Financial Co., Inc. (Consumer Finance)		2.900%	02/26/2025	1,175,000	1,147,705
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	08/20/2027	1,025,000	964,350
General Motors Financial Co., Inc. (Consumer Finance)		2.400%	04/10/2028	725,000	656,174
Goldman Sachs Group, Inc. / The (Capital Markets)		3.500%	04/01/2025	1,075,000	1,083,017
Goldman Sachs Group, Inc. / The (Rate is fixed until 10/21/2026, at which point, the rate becomes SOFR + 91) (Capital Markets)	(b)	1.948%	10/21/2027	500,000	464,674
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	1,900,000	1,912,623
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, at which point, the rate becomes SOFR + 109) (Capital Markets)	(b)	1.992%	01/27/2032	1,100,000	952,908
GTCR AP Finance, Inc. (Insurance)	(a)	8.000%	05/15/2027	100,000	101,165
Hartford Financial Services Group, Inc. / The (Insurance)		2.900%	09/15/2051	575,000	472,812
HSBC Holdings PLC (Banks)		3.900%	05/25/2026	1,350,000	1,362,916
HUB International Ltd. (Insurance)	(a)	7.000%	05/01/2026	50,000	50,578
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	525,000	501,375
Hyundai Capital America (Consumer Finance)	(a)	2.000%	06/15/2028	1,330,000	1,179,144
Jefferies Group LLC (Diversified Financial Svs.)		2.750%	10/15/2032	605,000	541,399
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	1,100,000	1,130,378
JPMorgan Chase & Co. (Rate is fixed until 04/25/2022, at which point, the rate becomes QL + 94) (Banks)	(b)	2.776%	04/25/2023	1,350,000	1,350,314
JPMorgan Chase & Co. (Banks)		3.125%	01/23/2025	725,000	728,742
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, at which point, the rate becomes SOFR + 204) (Banks)	(b)	2.522%	04/22/2031	900,000	834,317
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, at which point, the rate becomes TSFR3M + 111) (Banks)	(b)	1.764%	11/19/2031	100,000	86,218
JPMorgan Chase & Co. (Rate is fixed until 02/04/2031, at which point, the rate becomes SOFR + 107) (Banks)	(b)	1.953%	02/04/2032	1,710,000	1,497,964
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, at which point, the rate becomes SOFR + 125) (Banks)	(b)	2.580%	04/22/2032	100,000	91,615
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, at which point, the rate becomes SOFR + 126) (Banks)	(b)	2.963%	01/25/2033	2,000,000	1,885,507
Liberty Mutual Group, Inc. (Insurance)	(a)	3.951%	10/15/2050	650,000	614,816
Lincoln National Corp. (Insurance)		4.000%	09/01/2023	600,000	607,499
M&T Bank Corp. (Banks)		3.550%	07/26/2023	1,075,000	1,087,045
MetLife, Inc. (Insurance)		4.050%	03/01/2045	575,000	587,561
Morgan Stanley (Capital Markets)		4.100%	05/22/2023	650,000	661,654
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	650,000	722,655
Morgan Stanley (Rate is fixed until 01/24/2028, at which point, the rate becomes QL + 114) (Capital Markets)	(b)	3.772%	01/24/2029	2,050,000	2,065,997

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Morgan Stanley (Rate is fixed until 02/13/2031, at which point, the rate becomes SOFR + 103) (Capital Markets)	(b)	1.794%	02/13/2032	$ 825,000	$ 709,439
Morgan Stanley (Rate is fixed until 04/28/2031, at which point, the rate becomes SOFR + 102) (Capital Markets)	(b)	1.928%	04/28/2032	250,000	216,085
Morgan Stanley (Rate is fixed until 01/21/2032, at which point, the rate becomes SOFR + 129) (Capital Markets)	(b)	2.943%	01/21/2033	495,000	464,180
Nationwide Mutual Insurance Co. (Insurance)	(a)	4.950%	04/22/2044	460,000	481,845
Navient Corp. (Consumer Finance)		4.875%	03/15/2028	75,000	68,974
Navient Corp. (Consumer Finance)		5.500%	03/15/2029	75,000	69,844
NFP Corp. (Insurance)	(a)	4.875%	08/15/2028	25,000	23,875
NFP Corp. (Insurance)	(a)	6.875%	08/15/2028	250,000	238,750
Nissan Motor Acceptance Co. LLC (Consumer Finance)	(a)	1.850%	09/16/2026	1,150,000	1,029,697
Outfront Media Capital LLC / Outfront Media Capital Corp. (Media)	(a)	4.250%	01/15/2029	75,000	69,769
PNC Bank N.A. (Banks)		3.875%	04/10/2025	725,000	738,973
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	875,000	854,770
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	105,774
Regions Financial Corp. (Banks)		2.250%	05/18/2025	495,000	481,719
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	2.875%	10/15/2026	50,000	45,907
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	3.625%	03/01/2029	125,000	114,231
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Thrifts & Mortgage Finance)	(a)	4.000%	10/15/2033	75,000	65,693
Ryan Specialty Group LLC (Insurance)	(a)	4.375%	02/01/2030	75,000	70,875
S&P Global, Inc. (Capital Markets)	(a)	2.900%	03/01/2032	240,000	232,668
Stellantis Finance U.S., Inc. (Consumer Finance)	(a)	1.711%	01/29/2027	720,000	656,242
Stellantis Finance U.S., Inc. (Consumer Finance)	(a)	2.691%	09/15/2031	900,000	789,986
Stifel Financial Corp. (Capital Markets)		4.000%	05/15/2030	200,000	201,979
Travelers Cos., Inc. / The (Insurance)		2.550%	04/27/2050	875,000	708,000
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.500%	11/15/2025	225,000	218,250
United Wholesale Mortgage LLC (Thrifts & Mortgage Finance)	(a)	5.750%	06/15/2027	25,000	23,199
USI, Inc. (Insurance)	(a)	6.875%	05/01/2025	275,000	275,910
Volkswagen Group of America Finance LLC (Consumer Finance)	(a)	4.250%	11/13/2023	1,350,000	1,375,144
Wells Fargo & Co. (Banks)		3.750%	01/24/2024	1,025,000	1,043,721
Wells Fargo & Co. (Banks)		3.000%	10/23/2026	1,600,000	1,577,743
Wells Fargo & Co. (Rate is fixed until 02/11/2030, at which point, the rate becomes SOFR + 126) (Banks)	(b)	2.572%	02/11/2031	2,125,000	1,974,166
					60,906,371
Health Care–3.4%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	650,000	674,559
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	625,000	617,568
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	5.500%	07/01/2028	75,000	75,375
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	4.625%	08/01/2029	25,000	22,813
AdaptHealth LLC (Health Care Providers & Svs.)	(a)	5.125%	03/01/2030	150,000	139,312
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	75,000	69,750
Alcon Finance Corp. (Health Care Equip. & Supplies)	(a)	2.600%	05/27/2030	700,000	644,521
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	675,000	609,026
Astrazeneca Finance LLC (Pharmaceuticals)		2.250%	05/28/2031	325,000	302,621
AstraZeneca PLC (Pharmaceuticals)		2.375%	06/12/2022	125,000	125,183
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	1,260,000	1,268,035
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	150,000	148,350
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	50,000	47,000
Bausch Health Americas, Inc. (Pharmaceuticals)	(a)	8.500%	01/31/2027	100,000	99,727
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	04/15/2025	81,000	81,709
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.500%	11/01/2025	25,000	24,781
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.125%	02/01/2027	75,000	75,475
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.000%	02/15/2029	125,000	97,376
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	6.250%	02/15/2029	75,000	61,500
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	5.250%	02/15/2031	125,000	97,295
Bayer U.S. Finance LLC (Pharmaceuticals)	(a)	3.375%	10/08/2024	1,075,000	1,073,221
Becton Dickinson and Co. (Health Care Equip. & Supplies)		4.685%	12/15/2044	600,000	644,291
Becton Dickinson and Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	300,000	290,689
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	1,025,000	839,365
Bristol-Myers Squibb Co. (Pharmaceuticals)		0.750%	11/13/2025	345,000	319,496
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.900%	02/20/2028	1,100,000	1,145,756
Bristol-Myers Squibb Co. (Pharmaceuticals)		4.250%	10/26/2049	300,000	327,147
Catalent Pharma Solutions, Inc. (Pharmaceuticals)	(a)	3.500%	04/01/2030	50,000	45,625
Centene Corp. (Health Care Providers & Svs.)		4.250%	12/15/2027	225,000	225,844
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	3.750%	03/15/2029	100,000	94,317
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.625%	03/15/2027	75,000	76,383
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	50,000	49,125

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	$ 50,000	$ 46,523
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.250%	05/15/2030	150,000	143,968
CVS Health Corp. (Health Care Providers & Svs.)		2.875%	06/01/2026	575,000	569,218
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	1,225,000	1,270,880
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	870,000	718,233
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		3.250%	06/01/2030	710,000	684,134
Embecta Corp. (Health Care Equip. & Supplies)	(a)	5.000%	02/15/2030	25,000	23,580
Embecta Corp. (Health Care Equip. & Supplies)	(a)	6.750%	02/15/2030	50,000	50,125
Global Medical Response, Inc. (Health Care Providers & Svs.)	(a)	6.500%	10/01/2025	150,000	148,875
HCA, Inc. (Health Care Providers & Svs.)		5.375%	02/01/2025	50,000	52,025
HCA, Inc. (Health Care Providers & Svs.)		5.375%	09/01/2026	150,000	157,500
HCA, Inc. (Health Care Providers & Svs.)		3.500%	09/01/2030	25,000	24,152
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	650,000	563,604
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	125,000	118,437
Legacy LifePoint Health LLC (Health Care Providers & Svs.)	(a)	6.750%	04/15/2025	75,000	77,492
LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	5.375%	01/15/2029	75,000	70,866
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Acquired 05/05/2020, Cost $12,500) (Pharmaceuticals)	(a)(c)(d)	5.625%	10/15/2023	50,000	24,500
MEDNAX, Inc. (Health Care Providers & Svs.)	(a)	5.375%	02/15/2030	50,000	48,250
Mozart Debt Merger Sub, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	50,000	46,250
Mozart Debt Merger Sub, Inc. (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	200,000	185,934
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.500%	09/01/2028	25,000	23,965
MPH Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	5.750%	11/01/2028	175,000	158,013
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		0.850%	09/15/2024	155,000	147,042
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		1.900%	09/15/2028	295,000	266,559
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		3.300%	09/15/2029	575,000	560,722
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		2.550%	03/15/2031	490,000	449,520
Prestige Brands, Inc. (Pharmaceuticals)	(a)	5.125%	01/15/2028	125,000	124,062
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	25,000	22,312
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	1,102,000	880,539
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. (Health Care Providers & Svs.)	(a)	9.750%	12/01/2026	25,000	26,151
Stryker Corp. (Health Care Equip. & Supplies)		3.500%	03/15/2026	600,000	606,793
Syneos Health, Inc. (Life Sciences Tools & Svs.)	(a)	3.625%	01/15/2029	125,000	115,469
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	550,000	496,450
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	600,000	534,964
Team Health Holdings, Inc. (Health Care Providers & Svs.)	(a)	6.375%	02/01/2025	100,000	89,750
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	07/15/2024	21,000	21,090
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.875%	01/01/2026	125,000	126,094
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	6.125%	10/01/2028	75,000	76,219
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	4.250%	06/01/2029	75,000	71,906
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1.215%	10/18/2024	500,000	480,819
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		2.900%	05/15/2050	320,000	283,641
Vizient, Inc. (Health Care Providers & Svs.)	(a)	6.250%	05/15/2027	50,000	51,500
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	875,000	775,331
					21,826,692
Industrials–5.2%
Air Lease Corp. (Trading Companies & Distributors)		2.200%	01/15/2027	405,000	374,816
Air Lease Corp. (Trading Companies & Distributors)		2.875%	01/15/2032	400,000	358,135
Airbus SE (Aerospace & Defense)	(a)	3.150%	04/10/2027	1,100,000	1,092,138
Allegion PLC (Building Products)		3.500%	10/01/2029	1,150,000	1,113,024
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.625%	07/15/2026	25,000	25,296
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	9.750%	07/15/2027	50,000	51,681
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	400,000	352,866
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Airlines)	(a)	5.750%	04/20/2029	75,000	74,719
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	50,000	48,035
Ashtead Capital, Inc. (Trading Companies & Distributors)	(a)	2.450%	08/12/2031	455,000	400,380
BAE Systems PLC (Aerospace & Defense)	(a)	3.000%	09/15/2050	700,000	594,816
BCPE Empire Holdings, Inc. (Commercial Svs. & Supplies)	(a)	7.625%	05/01/2027	225,000	211,995
Boeing Co. / The (Aerospace & Defense)		2.500%	03/01/2025	600,000	586,994
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	1,025,000	969,052
Boeing Co. / The (Aerospace & Defense)		2.950%	02/01/2030	225,000	208,476
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	975,000	1,125,869
Burlington Northern Santa Fe LLC (Road & Rail)		3.000%	04/01/2025	475,000	479,367
Canadian Pacific Railway Co. (Road & Rail)		1.750%	12/02/2026	90,000	84,777
Canadian Pacific Railway Co. (Road & Rail)		2.050%	03/05/2030	175,000	160,307
Canadian Pacific Railway Co. (Road & Rail)		3.000%	12/02/2041	75,000	67,467
Carrier Global Corp. (Building Products)		2.722%	02/15/2030	80,000	75,191

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Carrier Global Corp. (Building Products)		3.577%	04/05/2050	$ 800,000	$ 732,040
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	125,000	117,601
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	1,100,000	1,104,073
Cornerstone Building Brands, Inc. (Building Products)	(a)	6.125%	01/15/2029	125,000	116,006
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	200,000	170,528
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	5.000%	12/15/2029	50,000	47,000
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	1,025,000	995,394
ERAC U.S.A. Finance LLC (Road & Rail)	(a)	3.850%	11/15/2024	1,350,000	1,372,682
Experian Finance PLC (Professional Svs.)	(a)	4.250%	02/01/2029	650,000	678,997
FedEx Corp. (Air Freight & Logistics)		4.250%	05/15/2030	300,000	314,704
FedEx Corp. (Air Freight & Logistics)		4.050%	02/15/2048	600,000	592,667
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	200,000	180,000
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	50,000	47,923
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	175,000	157,196
GE Capital International Funding Co. Unlimited Co. (Industrial Conglomerates)		4.418%	11/15/2035	487,000	522,935
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	670,000	623,254
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	1.650%	07/15/2026	685,000	618,418
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	2.650%	07/15/2031	670,000	580,957
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	100,000	92,601
H&E Equipment Services, Inc. (Trading Companies & Distributors)	(a)	3.875%	12/15/2028	75,000	70,313
Honeywell International, Inc. (Industrial Conglomerates)		1.350%	06/01/2025	390,000	375,662
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	270,000	249,215
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	1,175,000	1,156,810
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	25,000	24,281
Kansas City Southern (Road & Rail)		3.500%	05/01/2050	675,000	630,405
Lennox International, Inc. (Building Products)		3.000%	11/15/2023	1,125,000	1,126,254
Lockheed Martin Corp. (Aerospace & Defense)		2.900%	03/01/2025	775,000	779,681
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	25,000	23,041
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	125,000	112,187
Masco Corp. (Building Products)		3.500%	11/15/2027	650,000	648,970
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(a)	5.500%	02/01/2030	25,000	23,344
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	4.500%	07/15/2029	50,000	49,875
Nielsen Finance LLC / Nielsen Finance Co. (Professional Svs.)	(a)	5.875%	10/01/2030	150,000	150,375
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	1,175,000	1,175,053
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(a)	3.450%	07/01/2024	1,000,000	1,002,084
Penske Truck Leasing Co. LP / PTL Finance Corp. (Road & Rail)	(a)	1.700%	06/15/2026	600,000	556,729
Redwood Star Merger Sub, Inc. (Machinery)	(a)	8.750%	04/01/2030	150,000	143,625
Ritchie Bros Holdings, Inc. (Commercial Svs. & Supplies)	(a)	4.750%	12/15/2031	25,000	24,375
Roper Technologies, Inc. (Industrial Conglomerates)		1.000%	09/15/2025	1,025,000	950,986
Ryder System, Inc. (Road & Rail)		3.400%	03/01/2023	1,050,000	1,059,059
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	25,000	23,909
Solaris Midstream Holdings LLC (Commercial Svs. & Supplies)	(a)	7.625%	04/01/2026	125,000	129,062
Southwest Airlines Co. (Airlines)		5.250%	05/04/2025	1,075,000	1,128,901
Southwest Airlines Co. (Airlines)		5.125%	06/15/2027	350,000	374,162
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	1,000,000	1,001,855
TransDigm, Inc. (Aerospace & Defense)	(a)	6.250%	03/15/2026	225,000	230,994
TransDigm, Inc. (Aerospace & Defense)		5.500%	11/15/2027	275,000	272,937
Trident TPI Holdings, Inc. (Machinery)	(a)	9.250%	08/01/2024	250,000	251,250
Union Pacific Corp. (Road & Rail)		2.375%	05/20/2031	385,000	360,229
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	100,000	101,580
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	25,000	25,781
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	25,000	23,563
Valmont Industries, Inc. (Construction & Engineering)		5.000%	10/01/2044	40,000	42,439
Valmont Industries, Inc. (Construction & Engineering)		5.250%	10/01/2054	265,000	288,320
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	600,000	618,672
Watco Cos. LLC / Watco Finance Corp. (Road & Rail)	(a)	6.500%	06/15/2027	100,000	98,317
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.125%	06/15/2025	75,000	78,024
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	100,000	106,214
Westinghouse Air Brake Technologies Corp. (Machinery)		3.200%	06/15/2025	300,000	292,871
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	75,000	71,069
White Cap Parent LLC (Building Products)	(a)(e)	8.250%, 9.000% PIK	03/15/2026	100,000	98,250
Xylem, Inc. (Machinery)		2.250%	01/30/2031	655,000	594,962
					34,066,062
Information Technology–2.7%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.900%	09/12/2027	600,000	601,277
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	375,000	326,658
Black Knight InfoServ LLC (IT Svs.)	(a)	3.625%	09/01/2028	75,000	71,078
Broadcom, Inc. (Semiconductors & Equip.)		4.150%	11/15/2030	285,000	288,844

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
Broadcom, Inc. (Semiconductors & Equip.)	(a)	3.419%	04/15/2033	$ 1,060,000	$ 989,321
Broadcom, Inc. (Semiconductors & Equip.)	(a)	3.187%	11/15/2036	15,000	13,021
Broadcom, Inc. (Semiconductors & Equip.)	(a)	3.750%	02/15/2051	325,000	291,018
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		2.670%	12/01/2026	655,000	617,354
Cisco Systems, Inc. (Communications Equip.)		3.625%	03/04/2024	825,000	844,369
Condor Merger Sub, Inc. (Software)	(a)	7.375%	02/15/2030	225,000	215,829
Dell International LLC / EMC Corp. (Computers & Peripherals)		5.850%	07/15/2025	1,025,000	1,094,017
Diebold Nixdorf, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9.375%	07/15/2025	25,000	25,397
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	125,000	116,245
Fair Isaac Corp. (Software)	(a)	4.000%	06/15/2028	50,000	48,406
Fidelity National Information Services, Inc. (IT Svs.)		3.100%	03/01/2041	305,000	263,888
Fiserv, Inc. (IT Svs.)		3.800%	10/01/2023	450,000	456,982
Fiserv, Inc. (IT Svs.)		3.500%	07/01/2029	600,000	590,575
Fortinet, Inc. (Software)		1.000%	03/15/2026	670,000	609,691
Gartner, Inc. (IT Svs.)	(a)	4.500%	07/01/2028	25,000	24,906
Global Payments, Inc. (IT Svs.)		1.200%	03/01/2026	660,000	608,039
Global Payments, Inc. (IT Svs.)		2.150%	01/15/2027	600,000	563,145
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	100,000	100,455
II-VI, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	50,000	48,875
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		3.000%	10/30/2029	750,000	715,028
Leidos, Inc. (IT Svs.)		3.625%	05/15/2025	345,000	344,914
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	800,000	808,924
LogMeIn, Inc. (Software)	(a)	5.500%	09/01/2027	150,000	140,004
Micron Technology, Inc. (Semiconductors & Equip.)		4.663%	02/15/2030	750,000	783,847
Micron Technology, Inc. (Semiconductors & Equip.)		3.366%	11/01/2041	265,000	236,735
Microsoft Corp. (Software)		2.375%	05/01/2023	1,200,000	1,204,584
Minerva Merger Sub, Inc. (Software)	(a)	6.500%	02/15/2030	225,000	218,278
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.750%	09/01/2027	25,000	25,000
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.000%	10/01/2028	25,000	23,938
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.125%	04/15/2029	25,000	24,034
NCR Corp. (Tech. Hardware, Storage & Periph.)	(a)	5.250%	10/01/2030	75,000	71,097
Open Text Corp. (Software)	(a)	3.875%	02/15/2028	75,000	71,908
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	50,000	47,500
Oracle Corp. (Software)		3.600%	04/01/2050	2,000,000	1,658,725
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	225,000	204,187
Science Applications International Corp. (IT Svs.)	(a)	4.875%	04/01/2028	75,000	73,901
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		3.125%	07/15/2029	75,000	67,313
Skyworks Solutions, Inc. (Semiconductors & Equip.)		1.800%	06/01/2026	50,000	46,437
SS&C Technologies, Inc. (Software)	(a)	5.500%	09/30/2027	125,000	125,939
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	25,000	23,563
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	75,000	69,375
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	660,000	597,300
Veritas U.S., Inc. / Veritas Bermuda Ltd. (Software)	(a)	7.500%	09/01/2025	150,000	142,306
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	25,000	23,461
VMware, Inc. (Software)		1.400%	08/15/2026	240,000	220,332
VMware, Inc. (Software)		2.200%	08/15/2031	190,000	167,282
Vontier Corp. (Electronic Equip., Instr. & Comp.)		1.800%	04/01/2026	665,000	601,300
					17,546,602
Materials–1.7%
Albemarle Corp. (Chemicals)		4.150%	12/01/2024	375,000	383,578
Albemarle Corp. (Chemicals)		5.450%	12/01/2044	375,000	416,489
Anglo American Capital PLC (Metals & Mining)	(a)	2.875%	03/17/2031	1,175,000	1,082,882
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	250,000	225,287
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	200,000	184,875
Ball Corp. (Containers & Packaging)		3.125%	09/15/2031	75,000	67,028
Berry Global, Inc. (Containers & Packaging)	(a)	5.625%	07/15/2027	100,000	101,134
Carpenter Technology Corp. (Metals & Mining)		4.450%	03/01/2023	300,000	305,550
Clearwater Paper Corp. (Paper & Forest Products)	(a)	4.750%	08/15/2028	175,000	162,531
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.625%	03/01/2029	50,000	49,315
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	100,000	98,875
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	275,000	258,844
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	75,000	65,115
Compass Minerals International, Inc. (Metals & Mining)	(a)	4.875%	07/15/2024	100,000	98,875
Compass Minerals International, Inc. (Metals & Mining)	(a)	6.750%	12/01/2027	50,000	50,630
Diamond B.C. B.V. (Chemicals)	(a)	4.625%	10/01/2029	125,000	112,187
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	6.875%	01/15/2025	250,000	250,655
Flex Acquisition Co., Inc. (Containers & Packaging)	(a)	7.875%	07/15/2026	100,000	103,500

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Glencore Funding LLC (Metals & Mining)	(a)	1.625%	04/27/2026	$ 600,000	$ 554,082
Glencore Funding LLC (Metals & Mining)	(a)	3.375%	09/23/2051	300,000	252,245
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	100,000	92,000
H.B. Fuller Co. (Chemicals)		4.250%	10/15/2028	25,000	23,405
Hexion, Inc. (Chemicals)	(a)	7.875%	07/15/2027	75,000	79,102
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	75,000	75,938
International Flavors & Fragrances, Inc. (Chemicals)	(a)	1.832%	10/15/2027	900,000	818,079
Koppers, Inc. (Chemicals)	(a)	6.000%	02/15/2025	125,000	122,500
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	5.500%	04/15/2024	25,000	24,901
OI European Group B.V. (Containers & Packaging)	(a)	4.750%	02/15/2030	75,000	69,690
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	6.250%	10/01/2029	200,000	177,000
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	5.375%	01/15/2025	75,000	74,625
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	6.625%	05/13/2027	38,000	37,620
Packaging Corp. of America (Containers & Packaging)		3.650%	09/15/2024	1,175,000	1,190,086
Polar U.S. Borrower LLC / Schenectady International Group, Inc. (Chemicals)	(a)	6.750%	05/15/2026	125,000	106,562
Reliance Steel & Aluminum Co. (Metals & Mining)		4.500%	04/15/2023	1,060,000	1,081,099
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	575,000	601,943
SPCM SA (Chemicals)	(a)	3.375%	03/15/2030	200,000	175,580
SRS Distribution, Inc. (Construction Materials)	(a)	6.125%	07/01/2029	25,000	23,063
SRS Distribution, Inc. (Construction Materials)	(a)	6.000%	12/01/2029	100,000	92,500
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	225,000	223,038
Standard Industries, Inc. (Construction Materials)	(a)	3.375%	01/15/2031	25,000	21,875
Trivium Packaging Finance B.V. (Containers & Packaging)	(a)	8.500%	08/15/2027	225,000	223,875
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	25,000	24,461
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	50,000	46,755
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	725,000	738,113
					10,967,487
Real Estate–1.9%
Alexandria Real Estate Equities, Inc. (Equity REIT)		1.875%	02/01/2033	1,430,000	1,209,483
American Tower Corp. (Equity REIT)		2.950%	01/15/2051	660,000	518,631
AvalonBay Communities, Inc. (Equity REIT)		3.350%	05/15/2027	1,125,000	1,124,072
Boston Properties LP (Equity REIT)		3.650%	02/01/2026	1,300,000	1,317,021
Camden Property Trust (Equity REIT)		2.800%	05/15/2030	600,000	576,646
Crown Castle International Corp. (Equity REIT)		3.250%	01/15/2051	750,000	628,151
Cushman & Wakefield U.S. Borrower LLC (Real Estate Mgmt. & Development)	(a)	6.750%	05/15/2028	50,000	52,250
Healthcare Trust of America Holdings LP (Equity REIT)		2.000%	03/15/2031	725,000	627,332
Kimco Realty Corp. (Equity REIT)		2.700%	10/01/2030	750,000	702,613
Mid-America Apartments LP (Equity REIT)		4.000%	11/15/2025	1,125,000	1,148,167
Physicians Realty LP (Equity REIT)		2.625%	11/01/2031	365,000	329,297
Piedmont Operating Partnership LP (Equity REIT)		2.750%	04/01/2032	300,000	267,314
Regency Centers LP (Equity REIT)		2.950%	09/15/2029	1,100,000	1,047,933
UDR, Inc. (Equity REIT)		3.500%	01/15/2028	1,125,000	1,121,977
VICI Properties LP / VICI Note Co., Inc. (Equity REIT)	(a)	4.250%	12/01/2026	125,000	124,475
W.P. Carey, Inc. (Equity REIT)		3.850%	07/15/2029	750,000	758,558
W.P. Carey, Inc. (Equity REIT)		2.400%	02/01/2031	120,000	108,143
Welltower, Inc. (Equity REIT)		4.250%	04/01/2026	675,000	693,664
					12,355,727
Utilities–2.3%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,500,000	1,371,353
American Electric Power Co., Inc. (Electric Utilities)		2.031%	03/15/2024	335,000	329,198
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.500%	05/20/2025	75,000	75,006
AmeriGas Partners LP / AmeriGas Finance Corp. (Gas Utilities)		5.750%	05/20/2027	25,000	24,906
Berkshire Hathaway Energy Co. (Multi-Utilities)		4.050%	04/15/2025	250,000	257,700
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	336,267
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	100,000	91,000
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	75,000	67,139
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	622,962
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	650,000	613,539
Duke Energy Corp. (Electric Utilities)		4.200%	06/15/2049	725,000	728,532
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	600,000	599,382
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	600,000	625,455
Enel Finance International N.V. (Electric Utilities)	(a)	2.250%	07/12/2031	750,000	664,196
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	670,000	671,431
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,212,876
Exelon Corp. (Electric Utilities)	(a)	4.100%	03/15/2052	55,000	55,862
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	226,974
National Fuel Gas Co. (Gas Utilities)		5.500%	01/15/2026	750,000	794,105
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	520,000	473,195

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	$ 600,000	$ 606,977
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	549,212
NRG Energy, Inc. (Electric Utilities)		5.750%	01/15/2028	100,000	101,641
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	100,000	88,000
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	197,280
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	685,000	626,269
Sempra Energy (Multi-Utilities)		3.700%	04/01/2029	590,000	592,855
Southern Co. / The (Rate is fixed until 01/15/2026, at which point, the rate becomes H15T5Y + 373) (Electric Utilities)	(b)	4.000%	01/15/2051	1,350,000	1,306,125
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	75,000	76,031
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	150,000	149,362
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	150,000	150,820
WEC Energy Group, Inc. (Multi-Utilities)		0.800%	03/15/2024	220,000	211,114
WEC Energy Group, Inc. (Multi-Utilities)		2.200%	12/15/2028	190,000	174,308
					14,671,072
Total Corporate Bonds (Cost $276,487,799)					$254,899,017

U.S. Government Agency Mortgage-Backed Securities–25.0%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$ 1,226,736	$ 1,243,735
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	3,248,530	3,345,911
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,633,401	1,563,395
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	4,481,571	4,295,352
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	6,457,797	6,016,818
Fannie Mae Pool FN BQ4558	2.000%	03/01/2051	2,301,548	2,141,251
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	1,340,255	1,281,414
Fannie Mae Pool FN BR2231	2.000%	08/01/2051	1,922,596	1,787,755
Fannie Mae Pool FN BR4390	2.000%	03/01/2051	3,831,954	3,565,931
Fannie Mae Pool FN BR9750	2.000%	04/01/2051	3,819,333	3,553,151
Fannie Mae Pool FN BT6901	2.500%	09/01/2051	2,676,745	2,557,347
Fannie Mae Pool FN BT7183	2.500%	08/01/2051	1,848,591	1,766,134
Fannie Mae Pool FN BU1408	3.500%	01/01/2052	1,706,283	1,710,995
Fannie Mae Pool FN CA4574	4.000%	08/01/2049	2,232,313	2,281,534
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	1,152,451	1,189,585
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,815,202	1,828,869
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	2,140,749	2,049,042
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	3,346,785	3,277,989
Fannie Mae Pool FN CA7231	2.500%	10/01/2050	788,289	753,911
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,944,525	1,811,146
Fannie Mae Pool FN CA9290	2.500%	02/01/2051	2,770,758	2,648,142
Fannie Mae Pool FN CA9293	2.500%	02/01/2051	2,621,659	2,505,842
Fannie Mae Pool FN CB1131	2.500%	07/01/2051	1,883,073	1,799,077
Fannie Mae Pool FN CB2760	3.500%	02/01/2052	1,985,579	1,993,657
Fannie Mae Pool FN CB2909	3.500%	02/01/2052	5,968,950	5,985,434
Fannie Mae Pool FN FM2778	3.000%	03/01/2050	2,378,941	2,338,026
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	1,284,392	1,307,964
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	867,499	894,258
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	6,586,154	6,135,040
Fannie Mae Pool FN FM4317	3.000%	09/01/2050	3,290,632	3,224,983
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	3,652,359	3,589,005
Fannie Mae Pool FN FM5815	2.500%	12/01/2035	4,172,983	4,130,470
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	4,082,116	3,903,066
Fannie Mae Pool FN FM7293	2.500%	05/01/2051	1,381,803	1,320,167
Fannie Mae Pool FN FM7502	3.500%	06/01/2050	3,272,268	3,283,817
Fannie Mae Pool FN FM7510	3.000%	06/01/2051	1,689,230	1,654,469
Fannie Mae Pool FN FM7554	3.500%	04/01/2050	3,187,166	3,208,739
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	3,642,933	3,676,439
Fannie Mae Pool FN FM8421	2.500%	08/01/2051	2,321,900	2,218,331
Fannie Mae Pool FN FS0344	3.000%	12/01/2051	2,480,828	2,429,442
Fannie Mae Pool FN MA4119	2.000%	09/01/2050	961,232	895,616
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	4,518,548	4,050,230
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,749,025	1,628,552
Fannie Mae Pool FN MA4415	3.000%	09/01/2051	2,155,437	2,112,206
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	997,276	1,018,730
Freddie Mac Pool FR QC8475	2.000%	10/01/2051	2,956,766	2,747,837
Freddie Mac Pool FR QC8887	3.000%	10/01/2051	2,477,187	2,425,883
Freddie Mac Pool FR QD7126	2.500%	02/01/2052	2,495,604	2,384,780
Freddie Mac Pool FR RA3357	2.000%	08/01/2050	1,298,944	1,209,773
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	6,291,078	5,858,663

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Freddie Mac Pool FR RA3611	2.500%	09/01/2050	$ 4,461,381	$ 4,265,541
Freddie Mac Pool FR RA5257	2.000%	05/01/2051	3,873,657	3,602,790
Freddie Mac Pool FR RA5761	2.000%	06/01/2051	2,458,126	2,285,962
Freddie Mac Pool FR SB8122	1.500%	10/01/2036	1,904,637	1,808,494
Freddie Mac Pool FR SD0451	3.000%	10/01/2050	1,844,131	1,810,617
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	2,291,740	2,189,812
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	901,589	951,430
Freddie Mac Pool FR SD7514	3.500%	04/01/2050	1,618,513	1,632,999
Freddie Mac Pool FR SD8104	1.500%	11/01/2050	2,206,979	1,972,558
Freddie Mac Pool FR SD8121	2.000%	01/01/2051	1,729,079	1,610,358
Freddie Mac Pool FR SD8135	2.500%	03/01/2051	588,280	562,648
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	3,454,326	3,382,873
Freddie Mac Pool FR SD8202	3.500%	03/01/2052	1,744,308	1,750,151
Freddie Mac Pool FR SD8210	4.000%	03/01/2052	994,390	1,017,922
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	829,103	827,981
Ginnie Mae II Pool G2 MA6866	3.000%	09/20/2050	1,632,947	1,620,656
Total U.S. Government Agency Mortgage-Backed Securities (Cost $172,271,406)				$161,892,695

U.S. Treasury Obligations–19.9%		Rate	Maturity	Face Amount	Value
U.S. Treasury Note		0.250%	04/15/2023	$ 3,500,000	$ 3,446,270
U.S. Treasury Note		0.125%	04/30/2023	3,000,000	2,947,031
U.S. Treasury Note		0.125%	06/30/2023	27,500,000	26,880,176
U.S. Treasury Note		0.750%	12/31/2023	7,250,000	7,061,953
U.S. Treasury Note		0.250%	05/15/2024	7,500,000	7,168,652
U.S. Treasury Note		0.375%	09/15/2024	6,000,000	5,700,234
U.S. Treasury Note		0.375%	12/31/2025	3,000,000	2,770,195
U.S. Treasury Note		0.875%	06/30/2026	18,000,000	16,811,719
U.S. Treasury Note		0.625%	07/31/2026	2,400,000	2,214,563
U.S. Treasury Note		1.500%	01/31/2027	3,500,000	3,344,688
U.S. Treasury Note	(f)	0.500%	04/30/2027	3,200,000	2,902,500
U.S. Treasury Note		1.250%	03/31/2028	575,000	536,322
U.S. Treasury Note		1.500%	11/30/2028	4,200,000	3,956,203
U.S. Treasury Note		1.375%	12/31/2028	3,650,000	3,411,182
U.S. Treasury Note		1.125%	02/15/2031	405,000	365,687
U.S. Treasury Note		1.375%	11/15/2040	525,000	429,208
U.S. Treasury Note		1.875%	02/15/2041	180,000	160,277
U.S. Treasury Note		2.375%	02/15/2042	10,050,000	9,693,539
U.S. Treasury Note		2.000%	02/15/2050	3,750,000	3,377,783
U.S. Treasury Note		1.875%	02/15/2051	3,940,000	3,442,729
U.S. Treasury Note		2.250%	02/15/2052	23,400,000	22,442,062
Total U.S. Treasury Obligations (Cost $135,550,738)					$129,062,973

Investment Companies–8.9%		Shares	Value
Federated Hermes Core Trust - Bank Loan Core Fund (Acquired 05/01/2020 through 06/28/2021, Cost $17,850,000)	(g)(h)	1,874,699	$ 17,753,402
Federated Hermes Core Trust - Emerging Markets Core Fund (Acquired 05/01/2020 through 06/28/2021, Cost $25,316,717)	(g)(h)	2,034,350	18,390,527
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund (Acquired 05/01/2020 through 06/28/2021, Cost $21,725,000)	(h)(i)	2,465,645	21,352,485
Total Investment Companies (Cost $60,357,138)			$57,496,414

Asset-Backed / Mortgage-Backed Securities–3.4%		Rate	Maturity	Face Amount	Value
Financials–3.4%
AmeriCredit Automobile Receivables Trust 2020-2 D		2.130%	03/18/2026	$ 180,000	$ 175,916
AmeriCredit Automobile Receivables Trust 2020-3 D		1.490%	09/18/2026	175,000	167,281
BANK 2022-BNK40 A4		3.507%	03/15/2064	660,000	664,566
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	1,026,774
Benchmark 2021-B26 A2		1.957%	06/15/2054	520,000	493,836
Carmax Auto Owner Trust 2021-1 D		1.280%	07/15/2027	100,000	93,318
Chesapeake Funding II LLC 2020-1A D	(a)	2.830%	08/15/2032	150,000	146,031
Ford Credit Auto Lease Trust 2020-B C		1.700%	02/15/2025	335,000	334,013
Ford Credit Floorplan Master Owner Trust A 2020-1 D		2.120%	09/15/2025	395,000	388,493
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	363,353
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	363,981
GM Financial Consumer Automobile Receivables Trust 2020-3 D		1.910%	09/16/2027	400,000	391,656
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(a)	2.500%	08/25/2052	2,000,000	1,844,453
Home Partners of America 2022-1 B	(a)	4.330%	04/17/2039	760,000	752,463
HPEFS Equipment Trust 2020-2A D	(a)	2.790%	07/22/2030	750,000	749,571
Invitation Homes 2018-SFR4 B	(a)	ML + 125	01/17/2038	2,999,862	2,998,273
J.P. Morgan Mortgage Trust 2022-1 A2	(a)	3.000%	07/25/2052	1,474,597	1,403,175
JP Morgan Mortgage Trust 2022-2 A3	(a)	2.500%	08/25/2052	1,971,088	1,806,681

(continued)

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Asset-Backed / Mortgage-Backed Securities (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
JP Morgan Mortgage Trust 2022-3 A3	(a)	2.500%	08/25/2052	$ 1,999,500	$ 1,847,116
MMAF Equipment Finance LLC 2020-A A5	(a)	1.560%	10/09/2042	750,000	693,546
Navient Private Education Refi Loan Trust 2020-FA A	(a)	1.220%	07/15/2069	203,159	198,289
Navistar Financial Dealer Note Master Trust 2020-1 D	(a)	ML + 290	07/25/2025	275,000	275,444
PFS Financing Corp. 2020-G B	(a)	1.570%	02/15/2026	310,000	298,982
Progress Residential 2022-SFR1 E1	(a)	3.930%	02/17/2041	900,000	831,157
Progress Residential 2022-SFR2 D		3.945%	04/17/2027	1,000,000	967,258
Santander Consumer Auto Receivables Trust 2020-BA D	(a)	2.140%	12/15/2026	530,000	517,759
Santander Drive Auto Receivables Trust 2020-3 D		1.640%	11/16/2026	750,000	732,463
Sierra Timeshare 2020-2A A	(a)	1.330%	07/20/2037	314,041	300,903
SMB Private Education Loan Trust 2020-B A1A	(a)	1.290%	07/15/2053	505,991	481,401
Tesla Auto Lease Trust 2020-A C	(a)	1.680%	02/20/2024	330,000	327,559
Tesla Auto Lease Trust 2020-A D	(a)	2.330%	02/20/2024	100,000	99,395
World Omni Select Auto Trust 2020-A D		1.700%	10/15/2026	250,000	243,022
Total Asset-Backed / Mortgage-Backed Securities (Cost $22,709,287)					$21,978,128

Sovereign Issues–0.4%	Rate	Maturity	Face Amount	Value
Mexico Government International Bond	3.750%	01/11/2028	$ 1,025,000	$ 1,042,415
Mexico Government International Bond	4.500%	01/31/2050	1,175,000	1,104,653
Republic of Poland Government International Bond	4.000%	01/22/2024	600,000	615,319
Total Sovereign Issues (Cost $2,961,995)				$2,762,387

U.S. Government Agency Issues–0.2%	Rate	Maturity	Face Amount	Value
Federal Farm Credit Banks Funding Corp.	0.700%	01/27/2027	$ 1,000,000	$ 910,816
Total U.S. Government Agency Issues (Cost $1,000,000)				$910,816

Money Market Funds–2.3%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(j)	15,094,537	$ 15,093,027
Total Money Market Funds (Cost $15,090,372)			$15,093,027
Total Investments – 99.4% (Cost $686,428,735)	(k)		$644,095,457
Other Assets in Excess of Liabilities – 0.6%			3,875,555
Net Assets – 100.0%			$647,971,012

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 2.420% at 03/31/2022
ML:	Monthly U.S. LIBOR Rate, 0.452% at 03/31/2022
PIK:	Payment-in-Kind
QL:	Quarterly U.S. LIBOR Rate, 0.962% at 03/31/2022
SOFR:	Secured Overnight Financing Rate, 0.290% at 03/31/2022
TSFR3M:	Quarterly CME Term SOFR, 0.675% at 03/31/2022

Ohio National Fund, Inc.	ON Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Footnotes:
(a)	Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At March 31, 2022, the value of these securities totaled $73,155,105, or 11.3% of the Portfolio’s net assets.
(b)	Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at March 31, 2022.
(c)	Represents a security that is in default and deemed to be non-income producing.
(d)	Non-income producing security.
(e)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(f)	Security is partially pledged as collateral for the futures contracts outstanding at March 31, 2022. The market value of securities pledged totaled $839,911. See also the following Schedule of Open Futures Contracts.
(g)	Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.
(h)	Represents a security deemed to be restricted. At March 31, 2022, the value of restricted securities in the Portfolio totaled $57,496,414, or 8.9% of the Portfolio’s net assets.
(i)	Open-end extended payment fund. Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering” within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day. The fund's NAV is calculated each day the NYSE is open.
(j)	Rate represents the seven-day yield at March 31, 2022.
(k)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.
Schedule of Open Futures Contracts	March 31, 2022 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	90	June 21, 2022	$12,597,399	$12,192,188	$(405,211)	$36,563
CBT 2-Year U.S. Treasury Note - Long	200	June 30, 2022	42,952,002	42,384,375	(567,627)	32,813
CBT 5-Year U.S. Treasury Note - Long	50	June 30, 2022	5,704,795	5,734,375	29,580	7,031
			$61,254,196	$60,310,938	$(943,258)	$76,407
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT U.S. Ultra Bond - Short	135	June 21, 2022	$(24,519,204)	(23,911,875)	$607,329	$(143,438)
CBT U.S. Long Bond - Short	18	June 21, 2022	(2,783,068)	(2,701,125)	81,943	(11,250)
			$(27,302,272)	$(26,613,000)	$689,272	$(154,688)
Total Futures Contracts			$33,951,924	$33,697,938	$(253,986)	$(78,281)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Janus Henderson U.S. Low Volatility Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–99.2%		Shares	Value
Communication Services–5.6%
Alphabet, Inc. Class A (Interactive Media & Svs.)	(a)	2,835	$ 7,885,127
Alphabet, Inc. Class C (Interactive Media & Svs.)	(a)	2,422	6,764,622
Meta Platforms, Inc. Class A (Interactive Media & Svs.)	(a)	2,451	545,004
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)	(a)	191,219	24,542,959
Verizon Communications, Inc. (Diversified Telecom. Svs.)		217,847	11,097,126
			50,834,838
Consumer Discretionary–10.0%
Amazon.com, Inc. (Internet & Direct Marketing Retail)	(a)	6,233	20,319,268
Dollar General Corp. (Multiline Retail)		43,899	9,773,234
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		34,273	13,949,454
Garmin Ltd. (Household Durables)		102,278	12,131,194
McDonald's Corp. (Hotels, Restaurants & Leisure)		55,980	13,842,734
Target Corp. (Multiline Retail)		78,964	16,757,740
Tesla, Inc. (Automobiles)	(a)	3,671	3,955,870
			90,729,494
Consumer Staples–22.9%
Archer-Daniels-Midland Co. (Food Products)		13,607	1,228,168
Campbell Soup Co. (Food Products)		111,191	4,955,783
Church & Dwight Co., Inc. (Household Products)		38,546	3,830,701
Colgate-Palmolive Co. (Household Products)		270,645	20,523,010
Conagra Brands, Inc. (Food Products)		27,038	907,666
Costco Wholesale Corp. (Food & Staples Retailing)		50,407	29,026,871
Estee Lauder Cos., Inc. / The Class A (Personal Products)		37,193	10,128,398
Hershey Co. / The (Food Products)		99,115	21,471,282
Hormel Foods Corp. (Food Products)		168,920	8,706,137
J.M. Smucker Co. / The (Food Products)		27,639	3,742,597
Kellogg Co. (Food Products)		104,834	6,760,745
Kroger Co. / The (Food & Staples Retailing)		246,866	14,162,702
Mondelez International, Inc. Class A (Food Products)		380,201	23,869,019
Procter & Gamble Co. / The (Household Products)		198,117	30,272,277
Walmart, Inc. (Food & Staples Retailing)		192,979	28,738,433
			208,323,789
Financials–6.5%
Aon PLC Class A (Insurance)		19,394	6,315,268
Arthur J. Gallagher & Co. (Insurance)		16,936	2,957,025
Assurant, Inc. (Insurance)		48,183	8,761,115
Marsh & McLennan Cos., Inc. (Insurance)		102,997	17,552,749
Progressive Corp. / The (Insurance)		115,910	13,212,581
Willis Towers Watson PLC (Insurance)		42,876	10,128,169
			58,926,907
Health Care–24.5%
AbbVie, Inc. (Biotechnology)		42,141	6,831,478
Amgen, Inc. (Biotechnology)		32,095	7,761,213
Biogen, Inc. (Biotechnology)	(a)	78,588	16,550,633
Bristol-Myers Squibb Co. (Pharmaceuticals)		65,382	4,774,847
Cerner Corp. (Health Care Technology)		268,865	25,155,009
CVS Health Corp. (Health Care Providers & Svs.)		7,006	709,077
Danaher Corp. (Life Sciences Tools & Svs.)		70,342	20,633,419
Eli Lilly & Co. (Pharmaceuticals)		62,564	17,916,453
Gilead Sciences, Inc. (Biotechnology)		366,311	21,777,189
Johnson & Johnson (Pharmaceuticals)		175,143	31,040,594
ResMed, Inc. (Health Care Equip. & Supplies)		79,281	19,226,435
STERIS PLC (Health Care Equip. & Supplies)		81,391	19,677,902
Common Stocks (Continued)		Shares	Value
Health Care (continued)
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		29,398	$ 14,992,098
Waters Corp. (Life Sciences Tools & Svs.)	(a)	28,482	8,840,528
West Pharmaceutical Services, Inc. (Health Care Equip. & Supplies)		16,407	6,738,519
			222,625,394
Industrials–3.9%
3M Co. (Industrial Conglomerates)		5,654	841,768
Copart, Inc. (Commercial Svs. & Supplies)	(a)	7,456	935,504
Jacobs Engineering Group, Inc. (Construction & Engineering)		6,541	901,415
Leidos Holdings, Inc. (Professional Svs.)		51,084	5,518,094
Otis Worldwide Corp. (Machinery)		12,946	996,195
Republic Services, Inc. (Commercial Svs. & Supplies)		158,528	21,004,960
Trane Technologies PLC (Building Products)		8,905	1,359,794
United Parcel Service, Inc. Class B (Air Freight & Logistics)		5,659	1,213,629
Waste Management, Inc. (Commercial Svs. & Supplies)		15,277	2,421,404
			35,192,763
Information Technology–19.5%
Accenture PLC Class A (IT Svs.)		3,160	1,065,647
Akamai Technologies, Inc. (IT Svs.)	(a)	71,944	8,589,394
Apple, Inc. (Tech. Hardware, Storage & Periph.)		293,305	51,213,986
Cisco Systems, Inc. (Communications Equip.)		23,820	1,328,203
Citrix Systems, Inc. (Software)		99,408	10,030,267
Cognizant Technology Solutions Corp. Class A (IT Svs.)		9,225	827,206
Gartner, Inc. (IT Svs.)	(a)	6,618	1,968,590
International Business Machines Corp. (IT Svs.)		80,022	10,404,461
Microsoft Corp. (Software)		140,835	43,420,839
Motorola Solutions, Inc. (Communications Equip.)		45,577	11,038,750
NortonLifeLock, Inc. (Software)		513,591	13,620,433
NVIDIA Corp. (Semiconductors & Equip.)		3,685	1,005,489
Oracle Corp. (Software)		277,926	22,992,818
			177,506,083
Materials–0.2%
Avery Dennison Corp. (Containers & Packaging)		5,498	956,487
Sealed Air Corp. (Containers & Packaging)		15,241	1,020,537
			1,977,024
Utilities–6.1%
Consolidated Edison, Inc. (Multi-Utilities)		171,962	16,281,362
Dominion Energy, Inc. (Multi-Utilities)		52,334	4,446,820
Duke Energy Corp. (Electric Utilities)		91,405	10,206,282
Eversource Energy (Electric Utilities)		93,948	8,285,274
FirstEnergy Corp. (Electric Utilities)		257,789	11,822,204
Xcel Energy, Inc. (Electric Utilities)		54,350	3,922,440
			54,964,382
Total Common Stocks (Cost $850,035,625)			$901,080,674

Money Market Funds–0.7%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(b)	6,057,443	$ 6,056,837
Total Money Market Funds (Cost $6,056,565)			$6,056,837
Total Investments – 99.9% (Cost $856,092,190)	(c)		$907,137,511
Other Assets in Excess of Liabilities – 0.1%			764,253
Net Assets – 100.0%			$907,901,764

(continued)

Ohio National Fund, Inc.	ON Janus Henderson U.S. Low Volatility Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON iShares Managed Risk Balanced Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Exchange Traded Funds–93.1%	Shares	Value
iShares Core MSCI EAFE ETF	278,219	$ 19,339,003
iShares Core S&P 500 ETF	124,667	56,560,171
iShares Core U.S. Aggregate Bond ETF	1,791,909	191,913,454
iShares MSCI Australia ETF	112,719	2,979,163
iShares MSCI Canada ETF	188,489	7,579,143
iShares MSCI China ETF	43,995	2,326,896
iShares MSCI France ETF	98,215	3,469,936
iShares MSCI Germany ETF	156,382	4,439,685
iShares MSCI Hong Kong ETF	13,484	304,334
iShares MSCI India ETF	19,367	863,187
iShares MSCI Japan ETF	104,948	6,465,846
iShares MSCI Malaysia ETF	26,951	690,215
iShares MSCI Poland ETF	83,426	1,585,928
iShares MSCI Singapore ETF	160,136	3,337,234
iShares MSCI South Africa ETF	15,699	871,765
iShares MSCI Sweden ETF	105,989	4,117,673
iShares MSCI Taiwan ETF	35,686	2,192,905
iShares MSCI United Kingdom ETF	46,984	1,580,542
iShares Russell 1000 ETF	175,563	43,903,039
Total Exchange Traded Funds (Cost $368,334,185)		$354,520,119

Money Market Funds–5.5%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(a)	20,988,363	$ 20,986,264
Total Money Market Funds (Cost $20,988,992)			$20,986,264
Total Investments – 98.6% (Cost $389,323,177)	(b)		$375,506,383
Other Assets in Excess of Liabilities – 1.4%	(c)		5,237,039
Net Assets – 100.0%			$380,743,422

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Rate represents the seven-day yield at March 31, 2022.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
(c)	Includes $3,863,066 of cash pledged as collateral for the futures contracts outstanding at March 31, 2022. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON iShares Managed Risk Balanced Portfolio (Continued)
Schedule of Open Futures Contracts	March 31, 2022 (Unaudited)
  Long Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MRV IBEX 35 Index - Long	21	April 14, 2022	$1,910,428	$1,955,118	$44,690	$(15,329)
OSE TOPIX Index - Long	73	June 9, 2022	10,609,115	11,671,965	1,062,850	(128,091)
EUR Currency Future - Long	1	June 13, 2022	138,401	138,738	337	(1,168)
MOD S&P TSX 60 Index - Long	16	June 16, 2022	3,318,785	3,371,371	52,586	(31,403)
MSCI EAFE Index - Long	50	June 17, 2022	5,342,925	5,361,000	18,075	(134,842)
CME E-mini S&P 500 Index - Long	58	June 17, 2022	12,689,491	13,139,175	449,684	(380,544)
IFLL FTSE 100 Index - Long	44	June 17, 2022	4,120,173	4,326,952	206,779	(17,586)
DMI FTSE MIB Index - Long	13	June 17, 2022	1,650,715	1,754,944	104,229	(21,798)
MSCI Emerging Markets Index - Long	183	June 17, 2022	9,763,567	10,298,325	534,758	(156,465)
			$49,543,600	$52,017,588	$2,473,988	$(887,226)
  Short Futures Contracts
Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
JPY Currency Future - Short	13	June 13, 2022	$(1,419,388)	$(1,338,594)	$80,794	$(1,463)
EUR Currency Future - Short	3	June 13, 2022	(411,349)	(416,213)	(4,864)	3,506
CME E-mini S&P 500 Index - Short	18	June 17, 2022	(3,823,382)	(4,077,675)	(254,293)	58,725
CBT U.S. Ultra Bond - Short	37	June 21, 2022	(6,820,382)	(6,553,625)	266,757	(39,314)
CBT 5-Year U.S. Treasury Note - Short	262	June 30, 2022	(31,019,162)	(30,048,125)	971,037	(36,844)
			$(43,493,663)	$(42,434,232)	$1,059,431	$(15,390)
Total Futures Contracts			$6,049,937	$9,583,356	$3,533,419	$(902,616)
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON AB Relative Value Portfolio
Schedule of Investments	March 31, 2022 (Unaudited)
Common Stocks–100.6%		Shares	Value
Communication Services–6.2%
Comcast Corp. Class A (Media)		41,518	$ 1,943,873
Verizon Communications, Inc. (Diversified Telecom. Svs.)		46,873	2,387,710
			4,331,583
Consumer Discretionary–12.2%
AutoZone, Inc. (Specialty Retail)	(a)	465	950,730
BorgWarner, Inc. (Auto Components)		14,909	579,960
D.R. Horton, Inc. (Household Durables)		17,946	1,337,156
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	1,008	275,960
LKQ Corp. (Distributors)		33,043	1,500,483
Lowe's Cos., Inc. (Specialty Retail)		4,804	971,321
Murphy U.S.A., Inc. (Specialty Retail)		2,328	465,507
Target Corp. (Multiline Retail)		8,693	1,844,828
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,719	684,540
			8,610,485
Consumer Staples–5.8%
Philip Morris International, Inc. (Tobacco)		26,518	2,491,101
Walmart, Inc. (Food & Staples Retailing)		10,738	1,599,103
			4,090,204
Energy–5.2%
Chevron Corp. (Oil, Gas & Consumable Fuels)		3,794	617,777
ConocoPhillips (Oil, Gas & Consumable Fuels)		6,760	676,000
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		9,187	1,095,366
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		14,312	612,267
Phillips 66 (Oil, Gas & Consumable Fuels)		7,848	677,989
			3,679,399
Financials–16.9%
Aflac, Inc. (Insurance)		10,077	648,858
Allstate Corp. / The (Insurance)		4,320	598,363
Berkshire Hathaway, Inc. Class B (Diversified Financial Svs.)	(a)	7,741	2,731,876
Capital One Financial Corp. (Consumer Finance)		4,772	626,516
Goldman Sachs Group, Inc. / The (Capital Markets)		5,176	1,708,598
JPMorgan Chase & Co. (Banks)		10,778	1,469,257
Northern Trust Corp. (Capital Markets)		8,890	1,035,240
Wells Fargo & Co. (Banks)		64,595	3,130,274
			11,948,982
Health Care–17.5%
Amgen, Inc. (Biotechnology)		7,819	1,890,791
Anthem, Inc. (Health Care Providers & Svs.)		5,888	2,892,303
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	1,753	987,342
Cigna Corp. (Health Care Providers & Svs.)		5,656	1,355,234
PerkinElmer, Inc. (Life Sciences Tools & Svs.)		6,910	1,205,519
Pfizer, Inc. (Pharmaceuticals)		19,742	1,022,043
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,907	397,852
Regeneron Pharmaceuticals, Inc. (Biotechnology)	(a)	828	578,292
Roche Holding AG – ADR (Pharmaceuticals)		40,180	1,985,294
			12,314,670
Industrials–18.4%
Acuity Brands, Inc. (Electrical Equip.)		2,417	457,538
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Altra Industrial Motion Corp. (Machinery)		5,437	$ 211,662
Curtiss-Wright Corp. (Aerospace & Defense)		4,784	718,365
EMCOR Group, Inc. (Construction & Engineering)		5,875	661,701
Emerson Electric Co. (Electrical Equip.)		15,296	1,499,773
Expeditors International of Washington, Inc. (Air Freight & Logistics)		6,710	692,204
Hexcel Corp. (Aerospace & Defense)		4,615	274,454
Knight-Swift Transportation Holdings, Inc. (Road & Rail)		25,380	1,280,675
Middleby Corp. / The (Machinery)	(a)	1,573	257,878
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		9,901	843,664
Raytheon Technologies Corp. (Aerospace & Defense)		20,018	1,983,183
Robert Half International, Inc. (Professional Svs.)		9,726	1,110,515
Textron, Inc. (Aerospace & Defense)		19,317	1,436,799
Toro Co. / The (Machinery)		4,841	413,857
Westinghouse Air Brake Technologies Corp. (Machinery)		12,023	1,156,252
			12,998,520
Information Technology–10.4%
Ciena Corp. (Communications Equip.)	(a)	14,517	880,166
Cisco Systems, Inc. (Communications Equip.)		22,982	1,281,476
Cognizant Technology Solutions Corp. Class A (IT Svs.)		18,052	1,618,723
F5, Inc. (Communications Equip.)	(a)	1,320	275,814
FleetCor Technologies, Inc. (IT Svs.)	(a)	4,887	1,217,156
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,446	860,304
Maximus, Inc. (IT Svs.)		7,583	568,346
MKS Instruments, Inc. (Semiconductors & Equip.)		4,029	604,350
			7,306,335
Materials–3.2%
BHP Group Ltd. – ADR (Metals & Mining)		8,680	670,530
Mosaic Co. / The (Chemicals)		13,821	919,096
Steel Dynamics, Inc. (Metals & Mining)		8,178	682,291
			2,271,917
Real Estate–3.7%
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	17,813	1,630,246
Weyerhaeuser Co. (Equity REIT)		26,370	999,423
			2,629,669
Utilities–1.1%
IDACORP, Inc. (Electric Utilities)		6,774	781,449
Total Common Stocks (Cost $68,888,398)			$70,963,213

Money Market Funds–1.4%		Shares	Value
State Street Institutional Liquid Reserves Fund Institutional Class, 0.307%	(b)	1,015,690	$ 1,015,589
Total Money Market Funds (Cost $1,015,486)			$1,015,589
Total Investments – 102.0% (Cost $69,903,884)	(c)		$71,978,802
Liabilities in Excess of Other Assets – (2.0)%			(1,429,513)
Net Assets – 100.0%			$70,549,289

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Ohio National Fund, Inc.	ON AB Relative Value Portfolio (Continued)
Schedule of Investments	March 31, 2022 (Unaudited)
Footnotes:
(a)	Non-income producing security.
(b)	Rate represents the seven-day yield at March 31, 2022.
(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 4 of the Notes to Schedules of Investments.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2022 (Unaudited)
Open-End Mutual Funds–39.6%	Shares	Value
DFA Emerging Markets Portfolio Institutional	128,613	$ 3,902,115
DFA International Core Equity Portfolio Institutional	511,238	7,811,717
PIMCO Low Duration Institutional	2,193,675	20,817,975
PIMCO Total Return Institutional	3,535,163	33,866,864
Vanguard International Growth Fund Admiral Class	22,341	2,600,100
Western Asset Core Plus Bond IS	3,136,514	33,874,349
Total Open-End Mutual Funds		$102,873,120
Total Investments in Securities of Unaffiliated Issuers – 39.6% (Cost $107,392,351)		$102,873,120
Total Investments in Affiliates – 60.4% (Cost $138,047,708) (see schedule below)		157,306,052
Liabilities in Excess of Other Assets – 0.0%		(110,194)
Net Assets – 100.0%		$260,068,978

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2022 (Unaudited)

Affiliate		Value at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2022	Value at March 31, 2022
Open-End Mutual Funds – 60.4%
Fidelity Advisor® Real Estate I	(a)	$2,815,609	$102,177	$132,236	$2,772	$(188,222)	107,799	$2,600,100
ON AB Mid Cap Core Portfolio	(a)	2,815,609	173,107	111,901	29,553	(306,268)	46,273	2,600,100
ON AB Relative Value Portfolio	(a)	2,815,609	56,542	243,091	11,807	(40,767)	250,010	2,600,100
ON AB Small Cap Portfolio	(a)	2,815,609	262,980	98,709	2,261	(382,041)	70,713	2,600,100
ON BlackRock Advantage International Equity Portfolio	(a)	12,670,241	425,065	482,410	76,447	(988,893)	685,439	11,700,450
ON BlackRock Advantage Large Cap Core Portfolio	(a)	5,631,218	125,327	232,181	47,395	(371,559)	123,140	5,200,200
ON BlackRock Advantage Large Cap Value Portfolio	(a)	11,262,436	101,931	711,523	196,981	(449,425)	449,650	10,400,400
ON Bond Portfolio	(a)	19,709,263	345,919	400,534	30,308	(1,484,256)	989,168	18,200,700
ON Federated Core Plus Bond Portfolio	(a)	36,602,917	561,962	1,409,996	(2,690)	(1,950,892)	3,470,359	33,801,301
ON Federated High Income Bond Portfolio	(a)	14,078,045	113,232	611,401	66,469	(645,845)	628,651	13,000,500
ON Janus Henderson Forty Portfolio	(a)	2,815,609	188,899	55,801	15,292	(363,899)	81,610	2,600,100
ON Nasdaq-100® Index Portfolio	(a)	5,631,218	316,249	254,753	97,401	(589,915)	199,931	5,200,200
ON S&P 500® Index Portfolio	(a)	36,602,917	788,424	1,892,031	574,471	(2,272,480)	767,688	33,801,301
ON S&P MidCap 400® Index Portfolio	(a)	14,078,045	501,097	901,231	261,300	(938,711)	521,689	13,000,500
Total Open-End Mutual Funds					$1,409,767	$(10,973,173)		$157,306,052

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2022.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2022 (Unaudited)
Open-End Mutual Funds–34.0%	Shares	Value
DFA Emerging Markets Portfolio Institutional	1,302,320	$ 39,512,383
DFA International Core Equity Portfolio Institutional	2,588,429	39,551,204
PIMCO Low Duration Institutional	6,247,423	59,288,047
PIMCO Total Return Institutional	8,260,880	79,139,229
Vanguard International Growth Fund Admiral Class	254,505	29,619,261
Western Asset Core Plus Bond IS	8,245,456	89,050,924
Total Open-End Mutual Funds		$336,161,048
Total Investments in Securities of Unaffiliated Issuers – 34.0% (Cost $340,245,042)		$336,161,048
Total Investments in Affiliates – 66.0% (Cost $544,533,510) (see schedule below)		651,623,741
Liabilities in Excess of Other Assets – 0.0%		(385,455)
Net Assets – 100.0%		$987,399,334

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2022 (Unaudited)

Affiliate		Value at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2022	Value at March 31, 2022
Open-End Mutual Funds – 66.0%
Fidelity Advisor® Real Estate I	(a)	$10,924,811	$27,480	$353,269	$30,347	$(756,282)	409,332	$9,873,087
ON AB Mid Cap Core Portfolio	(a)	10,924,811	52,884	10,360	2,748	(1,096,996)	175,709	9,873,087
ON AB Relative Value Portfolio	(a)	21,849,621	—	1,857,774	74,878	(320,551)	1,898,670	19,746,174
ON AB Small Cap Portfolio	(a)	10,924,811	480,989	36,567	11,927	(1,508,073)	268,509	9,873,087
ON BlackRock Advantage International Equity Portfolio	(a)	87,398,485	62,471	2,090,608	325,390	(6,711,042)	4,627,106	78,984,696
ON BlackRock Advantage Large Cap Core Portfolio	(a)	21,849,621	19,832	855,493	224,460	(1,492,246)	467,586	19,746,174
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	10,924,811	122,022	36,212	7,988	(1,145,522)	327,683	9,873,087
ON BlackRock Advantage Large Cap Value Portfolio	(a)	54,624,053	9,397	4,016,099	1,115,446	(2,367,362)	2,134,260	49,365,435
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	21,849,621	590,454	97,275	24,401	(2,621,027)	590,319	19,746,174
ON Bond Portfolio	(a)	54,624,053	497,529	1,747,056	139,212	(4,148,303)	2,682,904	49,365,435
ON Federated Core Plus Bond Portfolio	(a)	87,398,485	411,406	4,178,425	(3,744)	(4,643,026)	8,109,312	78,984,696
ON Federated High Income Bond Portfolio	(a)	32,774,432	—	1,807,377	216,236	(1,564,030)	1,432,266	29,619,261
ON Janus Henderson Forty Portfolio	(a)	10,924,811	319,950	2,552	1,128	(1,370,250)	309,890	9,873,087
ON Nasdaq-100® Index Portfolio	(a)	21,849,621	75,785	231,185	73,290	(2,021,337)	759,176	19,746,174
ON S&P 500® Index Portfolio	(a)	163,872,158	104,912	8,201,718	2,584,381	(10,263,429)	3,363,532	148,096,304
ON S&P MidCap 400® Index Portfolio	(a)	98,323,295	497	4,586,116	1,391,493	(6,271,386)	3,565,722	88,857,783
Total Open-End Mutual Funds					$6,219,581	$(48,300,862)		$651,623,741

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2022.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2022 (Unaudited)
Open-End Mutual Funds–23.5%	Shares	Value
DFA Emerging Markets Portfolio Institutional	2,373,044	$ 71,998,165
DFA International Core Equity Portfolio Institutional	7,074,808	108,103,066
PIMCO Low Duration Institutional	2,845,954	27,008,109
PIMCO Total Return Institutional	1,881,560	18,025,342
Vanguard International Growth Fund Admiral Class	618,336	71,961,896
Western Asset Core Plus Bond IS	11,685,558	126,204,025
Total Open-End Mutual Funds		$423,300,603
Total Investments in Securities of Unaffiliated Issuers – 23.5% (Cost $417,491,764)		$423,300,603
Total Investments in Affiliates – 76.5% (Cost $1,137,048,282) (see schedule below)		1,376,271,267
Liabilities in Excess of Other Assets – 0.0%		(609,920)
Net Assets – 100.0%		$1,798,961,950

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2022 (Unaudited)

Affiliate		Value at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2022	Value at March 31, 2022
Open-End Mutual Funds – 76.5%
Fidelity Advisor® Real Estate I	(a)	$19,776,234	$50,505	$518,899	$85,757	$(1,403,123)	745,874	$17,990,474
ON AB Mid Cap Core Portfolio	(a)	19,776,234	196,803	1,721	459	(1,981,301)	320,172	17,990,474
ON AB Relative Value Portfolio	(a)	39,552,467	—	3,118,335	117,999	(571,183)	3,459,707	35,980,948
ON AB Small Cap Portfolio	(a)	39,552,467	1,955,718	103,582	32,299	(5,455,954)	978,541	35,980,948
ON BlackRock Advantage International Equity Portfolio	(a)	177,986,103	957,652	4,011,335	624,624	(13,642,777)	9,485,311	161,914,267
ON BlackRock Advantage Large Cap Core Portfolio	(a)	79,104,935	65,803	2,601,560	1,009,400	(5,616,682)	1,704,047	71,961,896
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	39,552,467	635,102	82,254	32,955	(4,157,322)	1,194,190	35,980,948
ON BlackRock Advantage Large Cap Value Portfolio	(a)	158,209,869	—	10,627,554	2,928,125	(6,586,647)	6,222,386	143,923,793
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	59,328,701	1,921,598	232,683	58,368	(7,104,562)	1,613,495	53,971,422
ON Bond Portfolio	(a)	69,216,818	1,344,833	2,527,062	203,436	(5,271,366)	3,422,101	62,966,659
ON Federated Core Plus Bond Portfolio	(a)	118,657,402	1,548,710	5,969,433	2,681	(6,296,515)	11,082,428	107,942,845
ON Federated High Income Bond Portfolio	(a)	39,552,467	16,221	1,963,718	234,469	(1,858,491)	1,739,891	35,980,948
ON Janus Henderson Forty Portfolio	(a)	39,552,467	1,383,887	—	—	(4,955,406)	1,129,346	35,980,948
ON Nasdaq-100® Index Portfolio	(a)	59,328,701	348,315	409,611	134,633	(5,430,616)	2,075,026	53,971,422
ON S&P 500® Index Portfolio	(a)	355,972,206	245,670	15,632,586	5,256,516	(22,013,272)	7,354,725	323,828,534
ON S&P MidCap 400® Index Portfolio	(a)	197,762,337	265,445	8,284,634	2,489,288	(12,327,695)	7,219,291	179,904,741
Total Open-End Mutual Funds					$13,211,009	$(104,672,912)		$1,376,271,267

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2022.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.	ON Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers	March 31, 2022 (Unaudited)
Open-End Mutual Funds–20.0%	Shares	Value
DFA Emerging Markets Portfolio Institutional	672,387	$ 20,400,232
DFA International Core Equity Portfolio Institutional	1,870,963	28,588,309
PIMCO Total Return Institutional	426,503	4,085,896
Vanguard International Growth Fund Admiral Class	175,201	20,389,908
Western Asset Core Plus Bond IS	756,801	8,173,453
Total Open-End Mutual Funds		$81,637,798
Total Investments in Securities of Unaffiliated Issuers – 20.0% (Cost $77,879,427)		$81,637,798
Total Investments in Affiliates – 80.0% (Cost $266,865,652) (see schedule below)		326,238,536
Liabilities in Excess of Other Assets – 0.0%		(153,480)
Net Assets – 100.0%		$407,722,854

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
Schedule of Investments in Affiliates	March 31, 2022 (Unaudited)

Affiliate		Value at January 1, 2022	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at March 31, 2022	Value at March 31, 2022
Open-End Mutual Funds – 80.0%
Fidelity Advisor® Real Estate I	(a)	$4,483,285	$10,492	$116,704	$18,168	$(317,259)	169,071	$4,077,982
ON AB Mid Cap Core Portfolio	(a)	4,483,285	44,491	—	—	(449,794)	72,575	4,077,982
ON AB Relative Value Portfolio	(a)	13,449,855	—	1,055,110	33,485	(194,285)	1,176,341	12,233,945
ON AB Small Cap Portfolio	(a)	17,933,140	872,166	28,793	8,978	(2,473,564)	443,620	16,311,927
ON BlackRock Advantage International Equity Portfolio	(a)	53,799,420	252,121	1,161,875	166,360	(4,120,246)	2,866,771	48,935,780
ON BlackRock Advantage Large Cap Core Portfolio	(a)	26,899,710	1,675	865,127	334,206	(1,902,574)	579,396	24,467,890
ON BlackRock Advantage Large Cap Growth Portfolio	(a)	8,966,570	136,785	9,729	3,917	(941,580)	270,692	8,155,963
ON BlackRock Advantage Large Cap Value Portfolio	(a)	35,866,280	—	2,402,246	654,067	(1,494,247)	1,410,456	32,623,854
ON BlackRock Advantage Small Cap Growth Portfolio	(a)	20,174,782	640,713	57,444	14,410	(2,421,543)	548,607	18,350,918
ON Bond Portfolio	(a)	4,483,285	85,830	162,567	16,575	(345,141)	221,629	4,077,982
ON Federated High Income Bond Portfolio	(a)	4,483,285	198	221,250	17,153	(201,404)	197,194	4,077,982
ON Janus Henderson Forty Portfolio	(a)	13,449,855	473,453	—	—	(1,689,363)	383,991	12,233,945
ON Nasdaq-100® Index Portfolio	(a)	17,933,140	53,758	67,987	23,691	(1,630,675)	627,141	16,311,927
ON S&P 500® Index Portfolio	(a)	80,699,130	126	3,488,694	1,168,892	(4,975,784)	1,667,129	73,403,670
ON S&P MidCap 400® Index Portfolio	(a)	51,557,777	14,568	2,099,565	625,249	(3,201,240)	1,881,894	46,896,789
Total Open-End Mutual Funds					$3,085,151	$(26,358,699)		$326,238,536

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at March 31, 2022.
The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.
Notes to Schedules of Investments	March 31, 2022 (Unaudited)
(1)Organization
Ohio National Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act"). The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Fund consists of twenty-three separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:
■	ON Bond Portfolio – High level of income and opportunity for capital appreciation consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in corporate debt securities.

■	ON BlackRock Balanced Allocation Portfolio – High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.
■	ON BlackRock Advantage International Equity Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE Index (Net - USD).

■	ON Janus Henderson Forty Portfolio – Long-term capital growth by investing primarily in domestic and foreign equity securities selected for growth potential.
■	ON AB Small Cap Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of smaller capitalization companies with market capitalizations at the time of investment that fall within the lowest 20% of the total U.S. equity market capitalization (excluding companies with market capitalizations of less than $10 million).

■	ON AB Mid Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-capitalization companies with public stock market capitalization at the time of investment that are within the range of market capitalizations of the companies constituting the Russell Midcap® Index.

■	ON S&P 500® Index Portfolio – Total return approximating that of the Standard & Poor's 500® Index (S&P 500® Index), at a risk level consistent with that of the S&P 500® Index by investing, under normal circumstances, more than 80% of its net assets in common stock and other securities of companies that are included in the S&P 500® Index.

■	ON BlackRock Advantage Large Cap Value Portfolio – Growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Value Index for the previous twelve months.

■	ON Federated High Income Bond Portfolio – High current income by investing, under normal circumstances, at least 80% of its net assets in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated BB or lower by Standard & Poor’s or Fitch, or Ba or lower by Moody's.

■	ON Nasdaq-100® Index Portfolio – Long-term growth of capital by investing, under normal circumstances, more than 80% of its net assets in the common stocks of companies that are included in the Nasdaq-100® Index.
■	ON BlackRock Advantage Large Cap Core Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■	ON BlackRock Advantage Small Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of small capitalization companies with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Index for the previous twelve months.

■	ON S&P MidCap 400® Index Portfolio – Total return approximating that of the Standard & Poor’s MidCap 400® Index (S&P MidCap 400® Index), including reinvestment of dividends, at a risk level consistent with that of the S&P MidCap 400® Index by investing, under normal circumstances, more than 80% of its net assets in the common stock and other securities included in the S& P MidCap 400® Index.

■	ON BlackRock Advantage Large Cap Growth Portfolio – Long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in stocks of large capitalization companies with market capitalizations at the time of investment that are within the range of market capitalizations of the companies in the Russell 1000® Growth Index for the previous twelve months.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2022 (Unaudited)
■	ON Risk Managed Balanced Portfolio – Long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio invests in a balanced portfolio of equity and fixed-income securities and a risk management portfolio intended to enhance the risk adjusted return of the Portfolio.
■	ON Federated Core Plus Bond Portfolio - Total return by investing, under normal circumstances, at least 80% of its net assets in fixed-income investments, primarily U.S. dollar denominated, investment-grade, fixed income securities. Investment-grade, fixed income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (“NRSRO”).

■	ON Janus Henderson U.S. Low Volatility Portfolio - Capital appreciation by investing, under normal circumstances, at least 80% of its net assets in U.S. common stocks of companies included in the S& P 500® Index. Those stocks are selected by a mathematical investment process which seeks to achieve returns similar to those of the S&P 500® Index over the long-term with lower absolute volatility.
■	ON iShares Managed Risk Balanced Portfolio - Income and capital appreciation by investing in underlying exchange traded funds ("ETFs") and futures. Under normal market conditions, through investments in the underlying funds and derivatives, the Portfolio invests a minimum of 25% of its assets in equity investments and a minimum of 25% of its assets in fixed income investments.

■	ON AB Relative Value Portfolio - Long-term growth of capital by investing primarily in the equity securities of U.S. companies that the Portfolio's sub-adviser believes are trading at attractive valuations and that have strong or improving business models.

■	ON Moderately Conservative Model Portfolio* – Current income and moderate growth of capital with a greater emphasis on current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 20-40%, International Equity 5-20%, and Fixed Income 30-70%.

■	ON Balanced Model Portfolio* – A balance between growth of capital and current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 25-50%, International Equity 10-25%, and Fixed Income 25-50%.

■	ON Moderate Growth Model Portfolio* – Growth of capital and moderate current income with a greater emphasis on growth of capital by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 40-60%, International Equity 15-35%, and Fixed Income 10-30%.

■	ON Growth Model Portfolio* – Growth of capital and some current income by investing in underlying mutual funds. Under normal circumstances, the Portfolio intends to have investment exposure to various asset classes within the following target asset allocation ranges: U.S. Equity 50-80%, International Equity 15-45%, and Fixed Income 0-15%.
*	Collectively, the "ON Model Portfolios".
Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the Prospectuses and Statements of Additional Information of Ohio National Fund, Inc. There are no assurances that these objectives will be met. Each Portfolio, except the ON Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.
At present, the Fund issues its shares to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ONLIC and NSLA no longer market, nor issue, variable annuities. ONLIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2022 (Unaudited)
The Fund is authorized to issue 1.55 billion of its capital shares. Of this total, shares authorized have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
ON Bond	22,000,000	ON BlackRock Advantage Large Cap Growth	42,000,000
ON BlackRock Balanced Allocation	22,000,000	ON Risk Managed Balanced	170,000,000
ON BlackRock Advantage International Equity	50,000,000	ON Federated Core Plus Bond	115,000,000
ON Janus Henderson Forty	9,000,000	ON Janus Henderson U.S. Low Volatility	155,000,000
ON AB Small Cap	7,000,000	ON iShares Managed Risk Balanced	133,000,000
ON AB Mid Cap Core	4,000,000	ON iShares Managed Risk Moderate Growth**	105,000,000
ON S&P 500® Index	50,000,000	ON iShares Managed Risk Growth**	90,000,000
ON BlackRock Advantage Large Cap Value	26,000,000	ON AB Relative Value	50,000,000
ON Federated High Income Bond	13,000,000	ON Moderately Conservative Model	36,000,000
ON Nasdaq-100® Index	22,000,000	ON Balanced Model	120,000,000
ON BlackRock Advantage Large Cap Core	17,000,000	ON Moderate Growth Model	210,000,000
ON BlackRock Advantage Small Cap Growth	8,000,000	ON Growth Model	43,000,000
ON S&P MidCap 400® Index	31,000,000
**	These Portfolios and their respective authorized shares have been approved, but are not yet in operation.
The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation
Investments are valued using pricing procedures approved by the Board.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Investments, other than those securities aforementioned, are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions). If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2022 (Unaudited)
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If a domestic equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis. As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations that the holders of securities would receive in an orderly transaction under current market conditions. The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news. Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche. The last trade or last evaluated bid may be used if an evaluated bid price is not available.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the OPRA (Options Price Reporting Authority) at 4:15 pm Eastern Time (normal trading sessions). If there are no reported trades for a trading session, the evaluated composite-basis bid price, or other method will be used for valuation purposes.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board.
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time (normal trading sessions). Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related depository receipts, exchange traded funds, and futures. The pricing procedures are performed for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. The procedures are performed each day there is a change in a consistently used market index from the time of local close to the U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by management of the Fund and is reported to the Board. Prior results have indicated that these procedures have been effective in reaching valuation objectives.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued at an estimate of value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2022 (Unaudited)
Pricing inputs used in the Fund’s determination of its investment values are categorized according to a three-tier hierarchy framework. The hierarchy is summarized in three broad levels:
Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:	Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of March 31, 2022:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Bond	Corporate Bonds***	$—	$232,529,274	$—
	Asset-Backed Securities***	—	6,477,822	—
	Money Market Funds	5,126,639	—	—
		$5,126,639	$239,007,096	$ —
ON BlackRock Balanced Allocation	Common Stocks***	$364,485,891	$—	$—
	Corporate Bonds***	—	128,319,383	—
	Asset-Backed Securities***	—	2,655,617	—
	Money Market Funds	8,776,266	—	—
		$373,262,157	$130,975,000	$ —
	Long Futures Contracts	$416,294	$—	$—
ON BlackRock Advantage International Equity	Common Stocks***	$9,164,491	$434,062,307	$—
	Preferred Securities***	—	2,070,253	—
	Money Market Funds	9,927,888	—	—
		$19,092,379	$436,132,560	$ —
	Long Futures Contracts	$455,679	$—	$—
ON Janus Henderson Forty	Common Stocks***	$116,806,373	$2,117,127	$—
	Warrants***	7,402	—	—
	Money Market Funds	2,818,306	—	—
		$119,632,081	$2,117,127	$ —
ON AB Small Cap	Common Stocks***	$140,424,838	$—	$—
	Exchange Traded Funds	794,752	—	—
	Money Market Funds	1,621,198	—	—
		$142,840,788	$ —	$ —
ON AB Mid Cap Core	Common Stocks***	$91,789,714	$—	$—
	Money Market Funds	611,363	—	—
		$92,401,077	$ —	$ —
ON S&P 500® Index	Common Stocks***	$1,215,759,026	$—	$—
	U.S. Treasury Obligations	—	197,743	—
	Money Market Funds	8,034,303	—	—
		$1,223,793,329	$197,743	$ —
	Long Futures Contracts	$25,945	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2022 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON BlackRock Advantage Large Cap Value	Common Stocks***	$299,908,651	$—	$—
	Money Market Funds	3,376,919	—	—
		$303,285,570	$ —	$ —
	Long Futures Contracts	$195,843	$—	$—
ON Federated High Income Bond	Corporate Bonds***	$—	$152,366,114	$—
	Common Stocks***	139,836	130,156	—
	Warrants***	14,471	—	—
	Money Market Funds	3,638,250	—	—
		$3,792,557	$152,496,270	$ —
ON Nasdaq-100® Index	Common Stocks***	$313,974,107	$—	$—
	U.S. Treasury Obligations	—	98,872	—
	Money Market Funds	1,881,298	—	—
		$315,855,405	$98,872	$ —
	Long Futures Contracts	$214,084	$—	$—
ON BlackRock Advantage Large Cap Core	Common Stocks***	$394,719,469	$—	$—
	Money Market Funds	5,514,608	—	—
		$400,234,077	$ —	$ —
	Long Futures Contracts	$382,056	$—	$—
ON BlackRock Advantage Small Cap Growth	Common Stocks***	$166,683,343	$—	$—
	Rights***	—	4,950	—
	Money Market Funds	3,655,043	—	—
		$170,338,386	$4,950	$ —
	Long Futures Contracts	$114,419	$—	$—
ON S&P MidCap 400® Index	Common Stocks***	$399,494,204	$—	$—
	U.S. Treasury Obligations	—	98,872	—
	Money Market Funds	1,477,486	—	—
		$400,971,690	$98,872	$ —
	Long Futures Contracts	$10,578	$—	$—
ON BlackRock Advantage Large Cap Growth	Common Stocks***	$71,245,690	$—	$—
	Money Market Funds	1,082,537	—	—
		$72,328,227	$ —	$ —
	Long Futures Contracts	$90,581	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2022 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Risk Managed Balanced	Common Stocks***	$195,400,739	$—	$—
	Corporate Bonds***	—	51,099,175	—
	U.S. Treasury Obligations	—	39,422,329	—
	Asset-Backed / Mortgage-Backed Securities***	—	33,617,568	—
	Purchased Options	19,909,688	12,696,420	—
	U.S. Government Agency Mortgage-Backed Securities	—	11,286,536	—
	Exchange Traded Funds	10,783,357	—	—
	Preferred Securities***	—	3,205,904	—
	Sovereign Issues	—	1,909,691	—
	Taxable Municipal Bonds	—	639,028	—
	Money Market Funds	17,615,515	—	—
		$243,709,299	$153,876,651	$ —
	Long Futures Contracts	$(5,526,531)	$—	$—
	Short Futures Contracts	$(2,209,640)	$—	$—
ON Federated Core Plus Bond	Corporate Bonds***	$—	$254,899,017	$—
	U.S. Government Agency Mortgage-Backed Securities	—	161,892,695	—
	U.S. Treasury Obligations	—	129,062,973	—
	Investment Companies	57,496,414	—	—
	Asset-Backed / Mortgage-Backed Securities***	—	21,978,128	—
	Sovereign Issues	—	2,762,387	—
	U.S. Government Agency Issues	—	910,816	—
	Money Market Funds	15,093,027	—	—
		$72,589,441	$571,506,016	$ —
	Long Futures Contracts	$(943,258)	$—	$—
	Short Futures Contracts	$689,272	$—	$—
ON Janus Henderson U.S. Low Volatility	Common Stocks***	$901,080,674	$—	$—
	Money Market Funds	6,056,837	—	—
		$907,137,511	$ —	$ —
ON iShares Managed Risk Balanced	Exchange Traded Funds	$354,520,119	$—	$—
	Money Market Funds	20,986,264	—	—
		$375,506,383	$ —	$ —
	Long Futures Contracts	$2,473,988	$—	$—
	Short Futures Contracts	$1,059,431	$—	$—
ON AB Relative Value	Common Stocks***	$70,963,213	$—	$—
	Money Market Funds	1,015,589	—	—
		$71,978,802	$ —	$ —
ON Moderately Conservative Model	Open-End Mutual Funds	$260,179,172	$—	$—
ON Balanced Model	Open-End Mutual Funds	$987,784,789	$—	$—
ON Moderate Growth Model	Open-End Mutual Funds	$1,799,571,870	$—	$—

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2022 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
ON Growth Model	Open-End Mutual Funds	$407,876,334	$—	$—

***	For detailed industry descriptions, see the accompanying Schedules of Investments.
Foreign Securities and Currency
The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily at 4:00 pm Eastern Time for normal trading sessions. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The ON BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act. Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method. The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates. The premium amounts related to those securities are generally amortized to the earliest call date. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method. Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These adjustments are also included in interest income on the Statements of Operations.

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2022 (Unaudited)
Distributions to Shareholders and Federal Taxes
The Fund satisfies its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification. Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland. The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally withheld based on income earned. These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
Mortgage Dollar Rolls
A Portfolio may enter into a mortgage dollar roll (“MDR”) transaction, in which the Portfolio agrees to both sell and purchase a similar, but not identical, TBA mortgage-backed security with the same issuer, rate, and term on a later date at a set price. MDRs are treated as purchases and sales, which may have the effect of increasing portfolio turnover rates, and result in realized gains and losses based on the agreed-upon fixed prices.
New Accounting Pronouncements and Regulations
In October 2020, the Securities and Exchange Commission (the “SEC”) adopted Rule 18f-4, which governs the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 40 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2022 (Unaudited)
impact, if any, Rule 18f-4 will have on the availability, liquidity, or performance of derivatives. Management of the Fund is currently evaluating the potential impact of the Rule, although it may require changes in how the Fund uses derivatives, affect performance of the Portfolios, and increase costs related to the Portfolios’ use of derivatives.
In December 2020, the SEC adopted Rules 2a-5 and 31a-4 ("Rules") that clarify how investment companies may satisfy their valuation obligations under the 40 Act. The Rules permit an investment company’s board to designate the determination of fair value to a fund's investment adviser, subject to the board's oversight and certain other conditions. The Rules also create a framework for the determination of the fair value of an investment company’s investments to establish a standard baseline for valuation practices and recordkeeping. The Rules will have a compliance date eighteen months following their effective date of March 8, 2021. Management of the Fund is evaluating the Rules to determine their potential impact on the Fund’s financial statements.
LIBOR Transition
The Portfolios may invest in certain fixed income securities that rely upon the London Interbank Offered Rate (“LIBOR”) for determination of variable interest rate terms. LIBOR is an average interest rate that banks charge one another for the use of short-term money. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. The ICE Benchmark Administration ceased the publication of all other LIBOR settings, including the one-week and two-month USD LIBOR settings on December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.
Pandemic Risks
The COVID-19 virus pandemic has continued to significantly impact the global economy and market environment. Liquidity and performance of the Portfolios may be negatively impacted as a result of ongoing economic uncertainties caused by the pandemic. The values for the investments in future financial statements may differ significantly from those presented for this period end.
Subsequent Events
ONLIC, NSLA, and certain variable separate account entities affiliated with ONLIC and NSLA were parties to a correspondence letter filed with the SEC describing their intent to execute a substitution of investment option pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the letter, those entities will substitute shares of an unaffiliated underlying fund currently available under certain variable contracts for shares of an affiliated fund option. In the substitution, each of ONLIC and NSLA will exercise its contractual rights to substitute shares of Franklin Multi-Asset Dynamic Multi-Strategy VIT (Class I), an external fund not affiliated with the Fund, with shares of ON Risk Managed Balanced Portfolio, an existing Portfolio of the Fund. The substitution transactions are currently planned to occur as cash redemptions of the unaffiliated fund’s shares and cash subscriptions of the ON Risk Managed Balanced Portfolio’s shares on or about the end of business May 20, 2022.
In conjunction with the substitution transactions, the Fund will enter into an expense limitation agreement with its adviser, Ohio National Investments, Inc., whereby, for a period of two years following the date of the substitution, the annual net operating expenses of the ON Risk Managed Balanced Portfolio will not exceed 1.01%, stated as an annualized ratio of the Portfolio’s total fund expenses as a percent of its net assets.
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no other subsequent events to report.
(3)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives. These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Options
A Portfolio may buy call and put options. In purchasing call options, a Portfolio pays the seller of the call option a premium for the right of the Portfolio to buy the underlying securities from the seller at a specified exercise price prior to the expiration of the option. In purchasing put options, a Portfolio pays the seller of the put option a premium for the right of the Portfolio to sell the underlying

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2022 (Unaudited)
securities to the seller at a specified exercise price prior to the expiration of the option. In order to terminate its position as the purchaser of an option, the Portfolio may enter into a “closing” transaction, which is the sale of an option on the same underlying securities and having the same exercise price and expiration date as the option previously purchased by the Portfolio.
When a Portfolio purchases a put or call option, an amount equal to the premium paid is included on the Portfolio’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If a Portfolio exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Portfolio exercises a put option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index.
The ON Risk Managed Balanced Portfolio purchased call and put options associated with the S&P 500® Index or related exchange traded fund during the three-month period ended March 31, 2022. These instruments were used by the Risk Management Component of the Portfolio to provide for the Portfolio’s stated risk management strategy.
Purchased options are non-income producing securities.
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates. Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices. A particular index will be selected according to the Adviser’s investment strategy for the particular Portfolio. Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract. Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies. An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. ONI and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business. In addition to the margin restrictions discussed above, transactions in futures contracts and options on futures contracts may involve the segregation of funds pursuant to requirements

(continued)

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2022 (Unaudited)
imposed by the SEC. Under those requirements, where a Portfolio has a long position in a futures contract or sells a put option, it will be required to establish a segregated account (not with an FCM or broker) containing cash or certain liquid assets equal to the purchase price of the contract or the exercise price of the option (less any margin on deposit). For a short position in futures contacts held by a Portfolio or call options sold by a Portfolio, those requirements mandate the establishment of a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts or call options. However, segregation of assets is not required if a Portfolio “covers” its position.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at March 31, 2022 as collateral for the Portfolios’ futures contracts. The futures contracts, except those held by the ON Risk Managed Balanced, ON Federated Core Plus Bond, and ON iShares Managed Risk Balanced Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the ON Risk Managed Balanced Portfolio and ON iShares Managed Risk Balanced Portfolio, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For the ON Federated Core Plus Bond Portfolio, futures contracts were used by the Portfolio to manage total exposure to underlying investments, to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy. There were other futures contracts executed and closed in the Portfolios during the three-month period ended March 31, 2022. Those contracts were executed for similar purposes as the contracts outstanding at March 31, 2022.
(4)Federal Income Tax Information
The cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at March 31, 2022 for federal income tax purposes.
	ON Bond	ON BlackRock Balanced Allocation	ON BlackRock Advantage International Equity	ON Janus Henderson Forty	ON AB Small Cap	ON AB Mid Cap Core
Gross unrealized:
Appreciation	$3,467,653	$51,859,222	$28,115,691	$36,852,514	$10,643,177	$8,200,892
Depreciation	(9,076,601)	(22,850,060)	(45,266,158)	(4,490,728)	(19,773,884)	(10,382,564)
Net unrealized appreciation (depreciation)	$(5,608,948)	$29,009,162	$(17,150,467)	$32,361,786	$(9,130,707)	$(2,181,672)
Aggregate cost of investments:	$249,742,683	$475,644,289	$472,831,085	$89,387,422	$151,971,495	$94,582,749

	ON S&P 500® Index	ON BlackRock Advantage Large Cap Value	ON Federated High Income Bond	ON Nasdaq-100® Index	ON BlackRock Advantage Large Cap Core	ON BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$517,079,501	$22,462,870	$1,839,023	$141,768,168	$55,564,126	$19,219,681
Depreciation	(33,658,468)	(13,363,851)	(7,329,819)	(7,301,678)	(16,490,271)	(32,196,997)
Net unrealized appreciation (depreciation)	$483,421,033	$9,099,019	$(5,490,796)	$134,466,490	$39,073,855	$(12,977,316)
Aggregate cost of investments:	$740,595,984	$294,382,394	$161,779,623	$181,701,871	$361,542,278	$183,435,071

	ON S&P MidCap 400® Index	ON BlackRock Advantage Large Cap Growth	ON Risk Managed Balanced	ON Federated Core Plus Bond	ON Janus Henderson U.S. Low Volatility	ON iShares Managed Risk Balanced
Gross unrealized:
Appreciation	$100,378,854	$9,901,056	$69,552,750	$1,121,776	$84,535,077	$8,580,437
Depreciation	(24,424,077)	(3,560,587)	(33,371,387)	(44,910,127)	(33,534,317)	(19,026,636)
Net unrealized appreciation (depreciation)	$75,954,777	$6,340,469	$36,181,363	$(43,788,351)	$51,000,760	$(10,446,199)
Aggregate cost of investments:	$325,126,363	$66,078,339	$353,668,416	$687,629,822	$856,136,751	$389,486,001

Ohio National Fund, Inc.
Notes to Schedules of Investments (Continued)	March 31, 2022 (Unaudited)
	ON AB Relative Value	ON Moderately Conservative Model	ON Balanced Model	ON Moderate Growth Model	ON Growth Model
Gross unrealized:
Appreciation	$5,380,598	$21,925,181	$120,847,566	$264,335,560	$64,360,975
Depreciation	(3,305,680)	(12,239,111)	(45,541,373)	(90,224,703)	(19,810,034)
Net unrealized appreciation (depreciation)	$2,074,918	$9,686,070	$75,306,193	$174,110,857	$44,550,941
Aggregate cost of investments:	$69,903,884	$250,493,102	$912,478,596	$1,625,461,013	$363,325,393